Registration No. 333-94359

811-09137

As Filed with the Securities and Exchange Commission on April 29, 2005

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

REGISTRATION UNDER THE SECURITIES ACT OF 1933 [ X ]

Pre-Effective Amendment No. ____ [ ]

Post-Effective Amendment No._9___ [ X ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ X ]

Amendment No.__27__ [ X ]

Sun Life of Canada (U.S.) Variable Account I

Registrant

Sun Life Assurance Company of Canada (U.S.)

Depositor

One Sun Life Executive Park

Wellesley Hills, Massachusetts 02481

Depositor's Address

1-800-700-6554

Depositor's Telephone Number

Edward M. Shea

Assistant Vice President and Senior Counsel

Sun Life Assurance Company of Canada (U.S.)

One Sun Life Executive Park

Wellesley Hills, Massachusetts 02481

Name and Address of Agent For Service

It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.

[ X ] on May 2, 2005 pursuant to paragraph (b) of Rule 485.

[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ] on May 1, 2005 pursuant to paragraph (a)(1) of Rule 485.

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A

Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, Massachusetts 02481 (800) 700-6554	SUN LIFE LOGO
Futurity Survivorship II Variable Universal Life Insurance
Sun Life of Canada (U.S.) Variable Account I
A Flexible Premium Combination Fixed and Variable Universal Life Insurance Policy

This prospectus describes a last survivor combination fixed and variable universal life insurance policy (the "Policy") issued by Sun Life Assurance Company of Canada (U.S.) ("we", "us" or "Company"), a member of the Sun Life Financial group of companies, through Sun Life of Canada (U.S.) Variable Account I, one of our separate accounts. The Policy is being offered, depending on the circumstances, as either an individual policy or as a certificate under a group policy. The substantive terms of a certificate under a group policy will be identical to those of an individual policy. In this prospectus, unless stated otherwise, the term "Policy" will include individual policies, group policies and certificates issued under group policies. The Policy allows "you," the policyowner, within certain limits, to:

- - - -

choose the type and amount of insurance coverage you need and increase or decrease that coverage as your insurance needs change;

choose the amount and timing of premium payments;

allocate net premium payments among the available Investment Options and transfer Account Value among available Investment Options as your investment objectives change; and

access the Policy's Account Value through loans, partial withdrawals or total surrenders.

This prospectus contains important information you should understand before purchasing a Policy. We use certain special terms which are defined in Appendix A. You should read this prospectus carefully and keep it for future reference.

Neither the Securities and Exchange Commission nor any state securities commission has approved these securities or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Prospectus

May 2, 2005

This prospectus does not constitute an offering in any jurisdiction where the offering would not be lawful. You should rely only on the information contained in this prospectus or in the prospectus or statement of additional information of the Funds. We have not authorized anyone to provide you with information that is different.

Risk/Benefit Summary of Policy

Right of Return Period You may return the Policy and receive a refund within 10 days from the date of receipt of the Policy. A longer period may apply in some states. Premium Payments
-	Generally, you must make a minimum Initial Premium payment equal to two Minimum Monthly Premiums. The minimum Initial Premium is shown in the illustration for the Policy and is shown in the Policy.
- -	You choose the amount and timing of subsequent premium payments, within certain limits. You may allocate your net premium payments among the Policy's available Investment Options.
Account Value
Account Value is the sum of the amounts in each Sub-Account and the Fixed Account Option with respect to the Policy.
The Policy's Account Value will reflect-
- - - -

the premiums you pay;

the investment performance of the Sub-Accounts you select, and/or the interest credited to the Fixed Account Option;

any loans or partial withdrawals;

the charges we deduct under the Policy.

Accessing the Policy's Account Value
- - -

You may borrow from us using your Account Value as collateral.

You may surrender the Policy for its Cash Surrender Value. Cash Surrender Value is Account Value minus any surrender charges and the amount of any Policy Debt. The surrender charge period ends 15 years after you purchase the Policy or increase the Specified Face Amount of the Policy.

You may make a partial withdrawal of some of the Policy's Cash Surrender Value after the Policy has been in force for one year. A partial withdrawal will cause a decrease in the Specified Face Amount of the Policy if your death benefit option is the Specified Face Amount. Reducing the Cash Surrender Value with a partial withdrawal may increase the risk of Policy lapse.

Death Benefit

If the Policy is in force at the time we receive due proof of the Surviving Insured's death, we will pay the beneficiary an amount based on the death benefit option in effect, plus any supplemental benefits added to the Policy, less Policy Debt and any overdue monthly deductions.

Specified Face Amount is the minimum amount of life insurance in the Policy.
-	You have a choice of two death benefit options-
-	the Specified Face Amount; or

-	the sum of the Specified Face Amount and the Account Value of the Policy.
- -	For each option, the death benefit may be greater if necessary to satisfy federal tax laws. After the first Policy Year, you may
- -	change your death benefit option; or increase the Specified Face Amount.
-	After the fourth Policy Year, you may decrease the Specified Face Amount to a level not less than the minimum specified in the Policy.
The Variable Account
- - - - -

We have established a variable separate account to fund the variable benefits under the Policy.

The assets of the variable separate account are free from our general creditor's claims.

The variable separate account is divided into Sub-Accounts.

Each Sub-Account invests exclusively in shares of a corresponding mutual fund.

When you choose Sub-Accounts in the variable separate account, your benefits will fluctuate based on certain economic conditions. These conditions include, but are not limited to

- - - -	inflationary forces, changes in rates of return available from different types of investments, changes in employment rates and the presence of international conflict.
- - -

With such Sub-Accounts, you assume all investment risk.

A comprehensive discussion of the risks of such Sub-Accounts may be found in the underlying Fund's prospectus.

It is unsuitable to purchase a life insurance policy as a short-term savings vehicle because investment risk is best borne over a number of years. Surrender charges may also be imposed if surrender occurs in the early Policy Years.

Investment Options
- - -

You may allocate your net premium payments among the Sub-Accounts and the Fixed Account Option.

You may transfer amounts from one Sub-Account to another or to the Fixed Account Option, subject to any limits that we or the Funds may impose. We will notify you in writing of any such limitations.

You may transfer amounts from the Fixed Account Option, subject to our transfer rules in effect at time of transfer.

What If Charges and Deductions Exceed Cash Surrender Value?
- - - -

Unless the No-Lapse Guarantee applies, the Policy will terminate if the Cash Surrender Value at the beginning of any Policy Month is less than the charges and deductions then due.

We will send you notice and allow you a 61 day Grace Period.

If, within the Grace Period, you do not make a premium payment sufficient to cover all charges and deductions due, the Policy will terminate at the end of the Grace Period.

If the Policy terminates, all coverage ceases and no benefits are payable.

No-Lapse Guarantee

The Policy will not terminate during the No-Lapse Guarantee Period if the premiums paid less partial withdrawals less Policy Debt exceed the sum of Minimum Monthly Premiums from the Policy Date to the Valuation Date. The No-Lapse Guarantee Period is based on the ages of the Insureds. It may vary in length by state but may not exceed 20 years.

Reinstatement

If the Policy terminates due to insufficient value, we will reinstate it within three years at your request, subject to certain conditions.

Federal Tax Considerations

Purchase of, and transactions under, the Policy may have tax consequences that you should consider. You may wish to consult a qualified tax professional prior to purchase regarding tax treatment of death benefits, loans and surrenders.

Supplemental Benefits
-	You may supplement the Policy with the following riders where available-
- - -	estate preservation maturity extension with full death benefit supplemental insurance
-	We will deduct the cost, if any, of the rider(s) from the Policy's Account Value on a monthly basis.

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time that you buy the Policy, surrender the Policy or transfer amounts between Investment Options.
TRANSACTION FEES
Charge	When Charge is Deducted	Amount Deducted
Expense Charge Applied to Premium	Upon premium receipt	Guaranteed: Current:	8.00% 6.00%
Surrender Charge[1] Minimum and Maximum Charge	Upon policy surrender before the sixteenth Policy Year and upon surrender of a Policy increase before fifteen years have elapsed from the increase effective date	(Per $1000 of Specified Face Amount)
$0.10/$53.32[2]
Representative Owner Charge[3] (For a male, issue age 55 and a female, issue age 55, policy year 1.)		$15.54
Transfer Fee	Upon transfers in excess of 12 in a Policy Year	Guaranteed: Current:	$15.00 $0.00

The next table describes the fees and expenses that you will pay periodically during the time you own the Policy, not including Fund fees and expenses.
PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES
Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance[4] Minimum and Maximum Charge	At the beginning of a Policy Month	(Per $1000 of Policy Net Amount at Risk)
		Guaranteed: Current:	$0.001/$1000.00[6] $0.0005/$306.35[5]
Representative Owner Charge[7] (For a male, preferred, non- tobacco, issue age 55 and a female, preferred, non-tobacco, issue age 55, policy year 1.)		Guaranteed: Current:	$0.05 $0.007
Mortality and Expense Risk Charge[8]	At the beginning of a Policy Month	(On the assets allocated to the Sub-Accounts)
		Policy Years 1-15: Policy Years 16+:	0.60% 0.20%
Monthly Expense Charge[9] Minimum and Maximum Charge	At the beginning of a Policy Month	$0.48/$4.20 per $1000 of Specified Face Amount per year for the first 10 Policy Years following Policy Issuance and for the first 10 Policy Years following the increase in the Specified Face Amount[10]
Representative Owner Charge[11] (For two Insureds, issue age 55.)		$1.68 per $1000 of Specified Face Amount per year for the first 10 Policy Years following Policy Issuance and for the first 10 Policy Years following the increase in the Specified Face Amount
Loan Interest	At the end of each Policy Year	Policy Years 1-10: Policy Years 11+:	4.0% 3.0%

The next table describes the charges you will pay periodically during the time you own any riders attached to the Policy.
OPTIONAL CHARGES
Charge	When Charge is Deducted	Amount Deducted
Estate Preservation Rider Minimum and Maximum Charge	At the beginning of a Policy Month	(Per $1000 of Rider Specified Face Amount)
$0.01/$6.44[12]
Representative Owner Charge (For a male, preferred, non- tobacco, issue age 55 and a female, preferred, non-tobacco, issue age 55.)		$0.12[13]
Maturity Extension With Full Death Benefit Rider Minimum and Maximum Charge	At the beginning of a Policy Month	(Per $1000 of Policy Net Amount at Risk)
$0.12/$7.92[14]
Representative Owner Charge[15] (For two Insureds, issue age 55.)		$0.24
Supplemental Insurance Rider[16] (This charge is in addition to the Policy Cost of Insurance Charge.) Minimum and Maximum Charge	At the beginning of a Policy Month	(Per $1000 of Rider Net Amount at Risk)
		Guaranteed: Current:	$0.001/$1000.00[18] $0.0005/$306.35[17]
Representative Owner Charge[19] (For a male, preferred, non- tobacco, issue age 55 and a female, preferred, non-tobacco, issue age 55, policy year 1.)		Guaranteed: Current:	$0.05 $0.007

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Policy. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

TOTAL ANNUAL FUND OPERATING EXPENSES	Minimum	Maximum
Total Annual Fund Expense (expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.20%	3.42%


1The surrender charge varies based on the Specified Face Amount, the length of time the Policy has been in force, each Insured's age and sex. The surrender charge shown may not be representative of the charge that you will pay. You may obtain more information about the particular surrender charge that would apply to you from your sales representative.

2The first number is the minimum surrender charge possible under the Policy. The $0.10 represents the charge for two Insured females, issue age 20, policy year 15. The second number is the maximum surrender charge possible under the Policy. The $53.32 represents the charge for an Insured male, issue age 77 and an Insured female, issue age 79, policy year 1.

3A Representative Owner is an Insured male, issue age 55 and an Insured female, issue age 55, policy year 1. It is assumed the Owner and the Insureds are the same person.

4The cost of insurance charge varies based on the length of time the Policy has been in force and each Insured's age, sex and rating class. The cost of insurance charge shown may not be representative of the charge that you will pay. You may obtain more information about the particular cost of insurance charge that would apply to you from your sales representative.

5The first number is the current annual minimum cost of insurance charge possible under the Policy. The $0.0005 represents the charge for two Insured females, preferred, non-tobacco, issue age 25, policy year 1. The second number is the current annual maximum cost of insurance charge possible under the Policy. The $306.35 represents the charge for two Insured males, standard, tobacco, one issue age 80, one issue age 20, policy year 80.

6The first number is the guaranteed annual minimum cost of insurance charge possible under the Policy. The $0.001 represents the charge for two Insured females, preferred, non-tobacco, issue age 20, policy year 1. The second number is the guaranteed annual maximum cost of insurance charge possible under the Policy. The $1000.00 represents the charge for two Insured males, standard, tobacco, issue age 85, policy year 15.

7For the annual cost of insurance charge calculations, a Representative Owner is an Insured male, preferred, non-tobacco, issue age 55 and an Insured female, preferred, non-tobacco, issue age 55, policy year 1. It is assumed the Representative Owner and the Insureds are the same person.

8The annual rate is shown in the table. The monthly percentage for policy years 1-15 is 0.05%. The monthly percentage for policy years 16+ is 0.0167%.

9The monthly expense charge based on the Specified Face Amount varies based on issue age. The monthly expense charge shown may not be representative of the charge that you will pay. You may obtain more information about the particular monthly expense charge that would apply to you from your sales representative.

10The first number is the minimum monthly expense charge per $1000 of Specified Face Amount possible under the Policy. The $0.48 represents the monthly charge for two Insureds, issue age 20. The second number is the maximum monthly expense charge per $1000 of Specified Face Amount possible under the Policy. The $4.20 represents the monthly charge for two Insureds, issue age 85.

11A Representative Owner is two Insureds, issue age 55. It is assumed the Owner and the Insureds are the same person.

12The first number is the minimum annual charge for the rider. The $0.01 represents the charge for two Insured females, preferred, non-tobacco, issue age 20. The second number is the maximum annual charge for the rider. The $6.44 represents the charge for two Insured males, preferred, tobacco, issue age 75. The charge varies based on each Insured's age, sex and rating class. The charge shown may not be representative of the charge that you will pay. You may obtain more information about the particular surrender charge that would apply to you from your sales representative

13A Representative Owner is an Insured male, preferred, non-tobacco, issue age 55 and an Insured female, preferred, non-tobacco, issue age 55. It is assumed the Owner and the Insureds are the same person.

14The first number is the minimum annual charge for the rider. The $0.12 represents the charge for two Insureds, issue age 20. The second number is the maximum annual charge for the rider. The $7.92 represents the charge for two Insureds, issue age 85. Charges vary by issue age only. The charge shown may not be representative of the charge that you will pay. You may obtain more information about the particular charge that would apply to you from your sales representative.

15A Representative Owner is two Insureds, issue age 55. It is assumed the Owner and the Insureds are the same person.

16The cost of insurance charge varies based on the length of time the rider has been in force and each Insured's age, sex and rating class. The cost of insurance charge shown may not be representative of the charge that you will pay. You may obtain more information about the particular cost of insurance charge that would apply to you from your sales representative.

17The first number is the current annual minimum cost of insurance charge possible under the rider. The $0.0005 represents the charge for two Insured females, preferred, non-tobacco, issue age 25, rider year 1. The second number is the current annual maximum cost of insurance charge possible under the rider. The $306.35 represents the charge for two Insured males, standard, tobacco, one issue age 80, one issue age 20, rider year 80.

18The first number is the guaranteed annual minimum cost of insurance charge possible under the rider. The $0.001 represents the charge for two Insured females, preferred, non-tobacco, issue age 20, rider year 1. The second number is the guaranteed annual maximum cost of insurance charge possible under the rider. The $1000.00 represents the charge for an Insured male, standard, tobacco, issue age 85 and an Insured female, standard, tobacco, issue age 85, rider year 15.

19For the annual cost of insurance charge calculations, a Representative Owner is an Insured male, preferred, non-tobacco, issue age 55 and an Insured female, preferred, non-tobacco, issue age 55, policy year 1. It is assumed the Representative Owner and the Insureds are the same person.

Sun Life Assurance Company of Canada (U.S.)

We are a stock life insurance company incorporated under the laws of Delaware on January 12, 1970. We do business in 49 states, the District of Columbia and the Virgin Islands. We have an insurance company subsidiary that does business in New York. Our executive office mailing address is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. We issue individual and group life insurance policies and annuity contracts.

We are ultimately controlled by Sun Life Financial Inc. ("Sun Life Financial"). Sun Life Financial, a corporation organized in Canada, is a reporting company under the Securities Exchange Act of 1934 with common shares listed on the Toronto, New York and Philippine stock exchanges.

The Variable Account

We established Sun Life of Canada (U.S.) Variable Account I in accordance with Delaware law on December 1, 1998. The Variable Account may also be used to fund benefits payable under other life insurance policies issued by us. We are obligated to pay all benefits payable under the Policy.

We own the assets of the Variable Account. The income, gains or losses, realized or unrealized, from assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to our other income, gains or losses.

We will at all times maintain assets in the Variable Account with a total market value at least equal to the reserves and other liabilities relating to the variable benefits under all policies participating in the Variable Account. The assets of the Variable Account are insulated from our general liabilities and may not be charged with our liabilities from our other business. Our obligations under those policies are, however, our general corporate obligations.

The Variable Account is registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940 ("1940 Act") as a unit investment trust. Registration under the 1940 Act does not involve any supervision by the SEC of the management or investment practices or policies of the Variable Account.

The Variable Account is divided into Sub-Accounts. Each Sub-Account invests exclusively in shares of a corresponding investment portfolio of a registered investment company (commonly known as a mutual fund). We may in the future add new or delete existing Sub-Accounts. The income, gains or losses, realized or unrealized, from assets allocated to each Sub-Account are credited to or charged against that Sub-Account without regard to the other income, gains or losses of the other Sub-Accounts. All amounts allocated to a Sub-Account will be used to purchase shares of the corresponding mutual fund. The Sub-Accounts will at all times be fully invested in mutual fund shares. The Variable Account may contain certain sub-accounts which are not available under the Policy.

The Funds

The Policy offers a number of Fund options, which are briefly discussed below. Each Fund is a mutual fund registered under the Investment Company Act of 1940, or a separate series of shares of such a mutual fund. More comprehensive information, including a discussion of potential risks, is found in the current prospectuses for the Funds (the "Fund Prospectuses"). The Fund Prospectuses should be read in connection with this prospectus. A copy of each Fund Prospectus may be obtained without charge by calling (800) 700-6554, or writing to Sun Life Assurance Company of Canada (U.S.), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

The Funds currently available are:

AIM Variable Insurance Funds (advised by A I M Advisors, Inc.)

     AIM V.I. Capital Appreciation Fund (Series I Shares) seeks growth of capital by investing principally in common stocks of companies which the Fund's portfolio managers believe are likely to benefit from new or innovative products, services or processes, as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth.

     AIM V.I. Dynamics Fund* (Series I Shares) seeks long-term capital growth by investing at least 65% of its net assets in common stocks of mid-sized companies.

     AIM V.I. Growth Fund* (Series I Shares) seeks growth of capital by investing in seasoned and better-capitalized companies considered to have strong earnings momentum.

     AIM V.I. Core Equity Fund* (Series I Shares) seeks growth of capital by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities, of established companies that have long-term, above-average growth in earnings.

     AIM V.I. International Growth Fund (Series I Shares) seeks to provide long-term growth of capital by investing in a diversified portfolio of international equity securities whose issuers are considered to have strong earnings momentum.

     AIM V.I. Premier Equity Fund* (Series I Shares) seeks long-term growth of capital with a secondary objective of income, by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities.

     AIM V.I. Small Company Growth Fund* (Series I Shares) seeks long-term capital growth by normally investing at least 80% of its net assets in common stocks of small-capitalization companies.

Alger American Fund (advised by Fred Alger Management, Inc.)

     Alger American Growth Portfolio (Class O) seeks long term capital appreciation by investing primarily in equity securities of companies with market capitalizations of $1 billion or more.

     Alger American Income & Growth Portfolio (Class O) seeks primarily to provide a high level of dividend income by investing in dividend paying equity securities. Capital appreciation is a secondary objective.

     Alger American MidCap Growth Portfolio (Class O) seeks long-term capital appreciation by investing primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. The portfolio focuses on mid-sized companies with promising growth potential. Under normal circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the Russell Midcap Index or the S&P MidCap 400 Index.

     Alger American Small Capitalization Portfolio (Class O) seeks long term capital appreciation by investing primarily in the equity securities of small companies with market capitalizations within the range of the Russell(R) 2000 Growth Index or the S&P(R) SmallCap 600 Index.

NOTE: Allocations to Alger American Growth Fund, Alger American Income & Growth Fund and Alger American Small Capitalization Fund are not permitted on or after May 1, 2002.

AllianceBernstein Variable Products Series Fund, Inc. (advised by Alliance Capital Management L.P.)

     AllianceBernstein VP Growth and Income Portfolio (Class B) seeks reasonable current income and reasonable opportunity for appreciation through investments primarily in dividend-paying common stocks of good quality companies.

     AllianceBernstein VP Global Technology Portfolio* (Class B) (formerly AllianceBernstein VP Technology Portfolio) seeks growth of capital. Current income is incidental to the Portfolio's objective.

Delaware Variable Insurance Products Trust (advised by Delaware Management Company)

     Delaware VIP Growth Opportunities Series (Standard Class) seeks long-term capital appreciation by investing primarily in securities of medium-sized companies that have established themselves within the industry but still have growth potential.

Dreyfus Investment Portfolios (advised by the Dreyfus Corporation)

     Dreyfus MidCap Stock Portfolio (Initial Shares) seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the S&P MidCap 400(R) Index.

Fidelity Variable Insurance Products Funds (advised by Fidelity Management & Research Company. Fidelity, Fidelity Investments and Contrafund are registered trademarks of FMR Corp.)

     Fidelity VIP Contrafund(R) Portfolio (Service Class) seeks long-term capital appreciation by normally investing primarily in common stocks of companies whose value it believes is not fully recognized by the public.

     Fidelity VIP Growth Portfolio (Service Class) seeks to achieve capital appreciation by investing primarily in stocks of companies it believes to have above-average growth potential.

     Fidelity VIP Index 500 Portfolio (Service Class) seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500.

     Fidelity VIP Money Market Portfolio (Service Class) seeks as high a level of current income as is consistent with preservation of capital and liquidity.

     Fidelity VIP Overseas Portfolio (Service Class) seeks long-term growth of capital by investing at least 80% of the fund's assets primarily in non-U.S. securities. The fund is normally invested primarily in common stocks.

Goldman Sachs Variable Insurance Trust (advised by Goldman Sachs Asset Management, L.P.).

     Goldman Sachs VIT CORESM U.S. Equity Fund seeks long-term growth of capital and dividend income by investing in a broadly diversified portfolio of large cap and blue chip equity securities representing all major sectors of the U.S. economy.

     Goldman Sachs VIT Mid Cap Value Fund seeks long-term capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) in a diversified portfolio of equity investments in mid-cap issuers with public stock market capitalizations within the range of the market capitalization of companies constituting the Russell Midcap Value Index(R) at the time of investment. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.

Lord Abbett Series Fund, Inc. (advised by Lord, Abbett & Co. LLC)

     Lord Abbett Series Fund - Growth and Income Portfolio (Class VC) seeks long-term growth of capital and income without excessive fluctuations in market value. To pursue this goal, the Portfolio primarily purchases equity securities of LARGE, SEASONED, U.S. and MULTINATIONAL COMPANIES that it believes are undervalued. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in equity securities of large companies.

     Lord Abbett Series Fund - Mid-Cap Value Portfolio (Class VC) seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace. To pursue this goal, the Portfolio normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of mid-sized companies.

MFS/Sun Life Series Trust (advised by Massachusetts Financial Services Company, a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly owned subsidiary of Sun Life Financial, Inc., a diversified financial services organization)

     MFS/Sun Life Capital Appreciation Series* (Initial Class) seeks to maximize capital appreciation by investing in securities of all types, with major emphasis on common stocks.

     MFS/Sun Life Emerging Growth Series* (Initial Class) seeks long-term growth of capital.

     MFS/Sun Life Government Securities Series (Initial Class) seeks current income and preservation of capital by investing in U.S. Government and U.S. Government-related Securities.

     MFS/Sun Life High Yield Series (Initial Class) seeks high current income and capital appreciation by investing primarily in certain low rated or unrated fixed income securities (possibly with equity features) of U.S. and foreign issuers.

     MFS/Sun Life Massachusetts Investors Growth Stock Series (Initial Class) seeks to provide long-term growth of capital and future income rather than current income.

     MFS/Sun Life Massachusetts Investors Trust Series (Initial Class) seeks long-term growth of capital with a secondary objective to seek reasonable current income.

     MFS/Sun Life New Discovery Series (Initial Class) seeks capital appreciation by generally focusing on smaller cap emerging growth companies that are early in their life cycle.

     MFS/Sun Life Total Return Series (Initial Class) mainly seeks to obtain above-average income (compared to a portfolio entirely invested in equity securities) consistent with prudent employment of capital; its secondary objective is to take advantage of opportunities for growth of capital and income since many securities offering a better than average yield may also possess growth potential.

     MFS/Sun Life Utilities Series (Initial Class) seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities) by investing under normal market conditions, at least 80% of its assets in equity and debt securities of both domestic and foreign companies in the utilities industry.

     MFS/Sun Life Value Series (Initial Class) seeks capital appreciation and reasonable income by investing primarily in income producing equity securities of companies that MFS believes are undervalued in the market relative to their long term potential.

Oppenheimer Variable Account Funds (advised by OppenheimerFunds, Inc.)

     Oppenheimer Capital Appreciation Fund/VA (Non-Service Shares) seeks capital appreciation by investing in securities of well-known, established companies.

PIMCO Variable Insurance Trust (advised by Pacific Investment Management Company LLC ("PIMCO"))

     PIMCO VIT Emerging Markets Bond Portfolio (Administrative Class) seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers that economically are tied to countries with emerging securities markets. Such securities may be denominated in non-U.S. currencies and the U.S. dollar.

     PIMCO VIT High Yield Portfolio (Administrative Class) seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities ("junk bonds") rated below investment grade but rated at least B by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality.

     PIMCO VIT Low Duration Portfolio (Administrative Class) seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its net assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of the Portfolio normally varies within a one to three year time frame based on PIMCO's forecast for interest rates.

     PIMCO VIT Real Return Portfolio (Administrative Class) seeks maximum real return, consistent with preservation of real capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or government-sponsored enterprises and corporations.

     PIMCO VIT Total Return Portfolio (Administrative Class) seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Portfolio normally varies within a three to six year time frame based on PIMCO's forecast for interest rates.

Scudder VIT Funds (advised by Deutsche Asset Management, Inc.)

     Scudder VIT EAFE(R) Equity Index Fund** (Class B) seeks to replicate, as closely as possible, before expenses, the performance of the Morgan Stanley Capital International (MSCI) EAFE Index (EAFE Index), which emphasizes stocks of companies in major markets in Europe, Australasia and the Far East.

     Scudder VIT Small Cap Index Fund (Class B) seeks to replicate, as closely as possible, before expenses, the performance of the Russell 2000 Small Stock Index (the Russell 2000 Index), which emphasizes stocks of small U.S. companies.

Scudder Variable Series II (advised by Deutsche Investment Management Americas Inc.)

     SVS Dreman Small Cap Value Portfolio (Class A) seeks long-term capital appreciation by investing at least 80% of net assets, plus the amount of any borrowings for investment purposes, in undervalued common stocks of small U.S. companies, which the portfolio defines as companies that are similar in market value to those in the Russell 2000 Value Index.

Sun Capital Advisers TrustSM (advised by Sun Capital Advisers, Inc., an affiliate of the Company; Davis Select Advisers, L.P., serves as investment sub-adviser to SCSM Davis Venture Value Fund; OpCap Advisors LLC serves as investment subadviser to SCSM Value Small Cap Fund; Wellington Management Company, LLP, serves as investment subadviser to SCSM Blue Chip Mid Cap Fund.)

     Sun CapitalSM All Cap Fund (Initial Class) seeks long-term capital growth by investing primarily in equity securities of U.S. companies.

     Sun Capital Investment Grade Bond Fund(R) (Initial Class) seeks high current income consistent with relative stability of principal by investing at least 80% of its net assets in investment grade bonds. The Fund may invest up to 20% of its assets in lower rated or unrated bonds (also known as high yield or junk bonds).

     Sun Capital Real Estate Fund(R) (Initial Class) primarily seeks long-term capital growth and, secondarily, seeks current income and growth of income. The Fund invests at least 80% of its net assets in securities of real estate investment trusts and other real estate companies.

     SCSM Davis Venture Value Fund seeks long-term growth of capital by investing primarily in the common stock of U.S. companies with market capitalizations of at least $10 billion.

     SCSM Value Small Cap Fund seeks capital appreciation by investing at least 80% of its net assets in a diversified portfolio of equity securities of companies with market capitalizations of under $2 billion at time of purchase.

     SCSM Blue Chip Mid Cap Fund seeks long-term capital growth by investing, under normal conditions, at least 80% of its net assets in a diversified portfolio of common stocks and other equity securities of U.S. companies with market capitalizations within the collective range of the Russell Midcap or the S & P Mid Cap 400 Indexes.

Franklin Templeton Variable Insurance Products Trust (managed by Templeton Investment Counsel, LLC ("TIC"), except for the Templeton Growth Securities Fund, which is managed by Templeton Global Advisors Limited ("TGAL"))

     Templeton Foreign Securities Fund (Class 2) seeks long term capital growth. Under normal market conditions, the Fund will invest primarily in investments of issuers located outside the U.S., including those in emerging markets.

     Templeton Growth Securities Fund (Class 2) seeks long term capital growth. Under normal market conditions, the Fund will invest mainly in the equity securities of companies located anywhere in the world, including those in the U.S. and emerging markets.

T. Rowe Price Equity Series, Inc. (advised by T. Rowe Price Associates, Inc.)

     T. Rowe Price Blue Chip Growth Portfolio seeks long-term capital growth. Current income is a secondary objective.

Van Kampen Life Investment Trust (advised by Van Kampen Asset Management)

     Van Kampen LIT Growth and Income Portfolio (Class 1 Shares) seeks long-term growth of capital and income. The Portfolio seeks its objective by investing primarily in income-producing equity securities, including common stocks and convertible securities; although investments are also made in non-convertible preferred stocks and debt securities.

*On and after August 6, 2004, AIM VI Core Equity Fund, AIM VI Growth Fund, AIM VI Premier Equity Fund, AllianceBernstein VP Global Technology Portfolio, AIM V.I. Dynamics Fund, AIM V.I. Small Company Growth Fund, MFS/Sun Life Capital Appreciation Series and MFS/Sun Life Emerging Growth Series are not open to new premium or transfers.

**The Board of Scudder VIT EAFE(R) Equity Index Fund (the "Fund") has voted to terminate and liquidate the Fund, effective on or about July 25, 2005. Effective immediately, you may transfer your investment in the above Funds to any other investment options available under your Policy. Any such transfer will not count against the number of free transfers permitted in one Policy Year. On the date of liquidation, if you still have an investment in the above Fund, your investment will be transferred to the Fidelity VIP Money Market Portfolio.

Although the investment objectives and policies of the Funds may be similar to those of other mutual funds managed by the Funds' investment advisers, the investment results of the Funds can differ significantly from those of such other mutual funds.

Some of the Funds' investment advisers may compensate us for administering the Funds as investment options under the Policy. Such compensation is paid from advisers' assets.

The Funds may also be available to separate accounts offering variable annuity and variable life products of other affiliated and unaffiliated insurance companies, as well as our other separate accounts. Although we do not anticipate any disadvantages in this, there is a possibility that a material conflict may arise between the interests of the Variable Account and one or more of the other separate accounts participating in the Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of policyowners and those of other companies, or some other reason. In the event of conflict, we will take any steps necessary to protect policyowners, including withdrawal of the Variable Account from participation in the Funds which are involved in the conflict or substitution of shares of other Funds.

Fees and Expenses of the Funds

Fund shares are purchased at net asset value, which reflects the deduction of investment management fees and certain other expenses. The management fees are charged by each Fund's investment adviser for managing the Fund and selecting its portfolio of securities. Other Fund expenses can include such items as interest expense on loans and contracts with transfer agents, custodians and other companies that provide services to the Fund.

The Fund expenses are assessed at the Fund level and are not direct charges against Variable Account assets or reductions from Cash Values. These expenses are taken into consideration in computing each Fund's net asset value, which is the share price used to calculate the Unit Values of the Variable Account. Thus, you indirectly bear the fees and expenses of the Funds you select. The table presented earlier shows annual expenses paid by the Funds as a percentage of average net assets.

The management fees and other expenses of the Funds are more fully described in the Fund Prospectuses. The information relating to the Fund expenses was provided by the Fund and was not independently verified by us.

Our General Account

Our general account consists of all of our assets other than those in our variable separate accounts. Subject to applicable law, we have sole discretion over the investment of our general account assets.

The Fixed Account Option is not a security and the general account is not an investment company. Interests in our general account offered through the Fixed Account Option have not been registered under the Securities Act of 1933 and our general account has not been registered as an investment company under the Investment Company Act of 1940.

You may allocate net premiums to the Fixed Account Option and may transfer a portion of your investments in the Sub-Accounts to the Fixed Account Option. You may also transfer a portion of your investment in the Fixed Account Option to any of the variable Sub-Accounts. Transfers may be subject to certain restrictions.

An investment in the Fixed Account Option does not entitle you to share in the investment experience of our general account. Instead, we guarantee that your fixed account investment will accrue interest daily at an effective annual rate of at least 3%, without regard to the actual investment experience of our general account. We may, at our sole discretion, credit a higher rate of interest, but are not obligated to do so.

Investment Programs

Dollar Cost Averaging. You may select, at no extra charge, a dollar cost averaging program by allocating a minimum of $5,000 to a Sub-Account designated by us. Each month or quarter, a level amount will be transferred automatically, at no cost, to one or more Sub-Accounts chosen by you, up to a maximum of twelve. The program continues until your Account Value allocated to the program is depleted or you elect to stop the program.

The main objective of a dollar cost averaging program is to minimize the impact of short-term price fluctuations. Since the same dollar amount is transferred to other available Sub-Accounts at set intervals, dollar cost averaging allows you to purchase more Units (and, indirectly, more Fund shares) when prices are low and fewer Units (and, indirectly, fewer Fund shares) when prices are high. Therefore, a lower average cost per Unit may be achieved over the long-term. A dollar cost averaging program allows you to take advantage of market fluctuations. However, it is important to understand that a dollar cost averaging program does not assure a profit or protect against loss in a declining market.

Asset Rebalancing. Once your money has been allocated among the Investment Options, the earnings may cause the percentage invested in each Investment Option to differ from your allocation instructions. You can direct us to automatically rebalance the policy among your Sub-Accounts to return to your allocation percentages by selecting our asset rebalancing program. The rebalancing will be on a calendar quarter, semi-annual or annual basis, depending on your instructions. The minimum amount of each rebalancing is $1,000. There is no charge for asset rebalancing. In addition, rebalancing will not be counted against any limit we may place on your number of transfers in a Policy Year. You may not select dollar cost averaging and asset rebalancing at the same time. We reserve the right to modify, suspend or terminate this program at anytime. We also reserve the right to waive the $1,000 minimum amount for asset rebalancing.

Asset Allocation. One or more asset allocation investment programs may be made available in connection with the Policy, at no extra charge. Asset allocation is the process of investing in different asset classes -- such as equity funds, fixed income funds and money market funds -- depending on your personal investment goals, tolerance for risk, and investment time horizon. By spreading your money among a variety of asset classes, you may be able to reduce the risk and volatility of investing, although there are no guarantees, and asset allocation does not insure a profit or protect against loss in a declining market. Currently, you may select one of the asset allocation models, each of which represents a combination of Sub-Accounts with a different level of risk. These asset allocation models, as well as the terms and conditions of the asset allocation program, are fully described in a separate brochure. We may add or delete such programs in the future. If you elect an asset allocation program, we automatically rebalance your premium payments among the Sub-Accounts represented in the model you choose. We rebalance your premium payments on a quarterly basis, without further instruction, until we receive notification that you wish to terminate the program or choose a different model. While the asset allocation models may be reviewed and changed from time to time, we will not change your original percentage allocations among the Sub-Accounts in the model you chose and will discontinue rebalancing at that time, unless you advise us otherwise. You should consult your financial adviser periodically to consider whether the model you have selected is still appropriate for you or whether you wish to change your percentage allocations.

About the Policy

Policy Application, Issuance and Initial Premium

To purchase a Policy, you must first submit an application to our Principal Office. We may then follow certain underwriting procedures designed to determine the insurability of each proposed Insured. We offer the Policy on a regular (medical) underwriting basis and simplified underwriting basis. We may require medical examinations and further information before the proposed application is approved. Simplified underwriting is available to certain groups of Insureds, with all Insureds meeting certain other underwriting requirements. We must pre-approve any simplified underwriting arrangement. The cost of insurance rates are higher for healthy individuals when simplified underwriting is used instead of regular underwriting. Proposed Insureds must be acceptable risks based on our underwriting limits and standards. A Policy cannot be issued until the underwriting process has been completed to our satisfaction. We reserve the right to reject an application that does not meet our underwriting requirements or to apply extra charges for the underwriting classification for an Insured which will result in increased Monthly Cost of Insurance charges. You must specify certain information in the application, including the Specified Face Amount, the death benefit option and supplemental benefits, if any. The Specified Face Amount generally may not be decreased below $250,000-the "Minimum Specified Face Amount."

While your application is being reviewed, we may make available to you temporary life insurance coverage if you have signed a Policy Application and, at that same time, submitted a separate signed application for temporary coverage and made an advance payment. The temporary coverage, if available, begins on the date that separate application for it is signed, has a maximum amount and is subject to other conditions.

Pending approval of your application, any advance payments will be held in our general account. Upon approval of the application, we will issue to you a Policy on the lives of the Insureds. The Issue Date is the date we produce the Policy on our system and is specified in the Policy. A specified minimum Initial Premium is due and payable as of the Issue Date of the Policy. The Effective Date of Coverage for the Policy will be the later of-

- -	the Issue Date, or the date a premium is paid equal to or in excess of the specified Initial Premium.

If an application is not approved, we will promptly return all advance payments to you.

Right of Return Period

If you are not satisfied with the Policy, it may be returned by delivering or mailing it to our Principal Office or to the representative from whom the Policy was purchased within 10 days from the date of receipt of the Policy (the "Right of Return Period"). A longer period may apply in some states.

A Policy returned under this provision will be deemed void. You will receive a refund equal to the sum of all premium payments made, if the Policy indicates this is your right; otherwise, your refund will equal the sum of-

- - -

the difference between any premium payments made, including fees and charges, and the amounts allocated to the Variable Account;

the value of the amounts allocated to the Variable Account on the date the cancellation request is received by us at our Principal Office; and

any fees or charges imposed on amounts allocated to the Variable Account.

Unless the Policy indicates you are entitled to receive a full refund of premiums paid, we will allocate net premium payments to the Investment Options in accordance with your allocation instructions. You bear all of the investment risk during the Right of Return Period. If the Policy indicates you are entitled to receive a full refund of premiums paid, we will allocate the net premium payments to the money market Sub-Account or to our general account, whichever we specify in the Policy. Upon expiration of the number of days in the Right of Return Period, as measured from the Issue Date, plus five days, the Account Value in that Sub-Account or in the general account, as applicable, will be transferred to the Investment Options in accordance with your allocation instructions.

Policies delivered in Connecticut, Maryland and North Carolina only. During the first eighteen months (twenty-four months in North Carolina), the Policy is in force, You may exchange it for a flexible premium adjustable life insurance policy issued by Us or an affiliate, the benefits of which do not vary with the investment performance of a separate account. The Account Value of the Policy will be transferred to the new policy. We will not require evidence of insurability for the exchange. To effect an exchange, You must give Us written notice at Our Principal Office within this eighteen-month (or twenty-four month) period.

Premium Payments

All premium payments must be made payable to Sun Life Assurance Company of Canada (U.S.) and mailed to our Principal Office. The Initial Premium will be due and payable as of the Policy's Issue Date. The minimum Initial Premium is, generally, two Minimum Monthly Premiums. Additional premium payments may be paid to us subject to the limitations described below.

Premium. We reserve the right to limit the number of premium payments we accept in a year. No premium payment may be less than $50 without our consent, although we will accept a smaller premium payment if necessary to keep the Policy in force. We reserve the right not to accept a premium payment that causes the death benefit to increase by an amount that exceeds the premium received. Evidence of insurability satisfactory to us may be required before we accept any such premium. We will not accept premium payments that would, in our opinion, cause the Policy to fail to qualify as life insurance under applicable federal tax law. If a premium payment is made in excess of these limits, we will accept only that portion of the premium within those limits, and will refund the remainder to you.

Net Premiums. The net premium is the amount you pay as the premium less the Expense Charges Applied to Premium.

Allocation of Net Premium. Except as otherwise described herein, net premium will be allocated in accordance with your allocation percentages. You must allocate at least 1% of net premium to any Investment Option you choose. Percentages must be in whole numbers. We reserve the right to limit the number of Investment Options to which you may allocate your Account Value to not more than 20 Investment Options.

You may change your allocation percentages at any time by telephone or written request to our Principal Office. Telephone requests will be honored only if we have a properly completed telephone authorization form for you on file. We, our affiliates and the representative from whom you purchased the Policy will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. We will use reasonable procedures to confirm that instructions communicated by telephone are genuine. You will be required to identify yourself by name and a personal identification number for transactions initiated by telephone. An allocation change will be effective as of the date we accept receipt of the request for that change.

Planned Periodic Premiums. While you are not required to make additional premium payments according to a fixed schedule, you may select a planned periodic premium schedule and corresponding billing period, subject to our limits. We will send you reminder notices for the planned periodic premium at each billing period as specified in the Policy, unless reminder notices have been suspended as described below. You are not required, however, to pay the planned periodic premium; you may increase or decrease the planned periodic premium subject to our limits, and you may skip a planned payment or make unscheduled payments. You may change your planned payment schedule or the billing period, subject to our approval. Depending on the investment performance of the Sub-Accounts you select, the planned periodic premium may not be sufficient to keep the Policy in force, and you may need to change your planned payment schedule or make additional payments in order to prevent termination of the Policy. We will suspend reminder notices at your written request, and we reserve the right to suspend reminder notices if premiums are not being paid (except for notices in connection with the grace period). We will notify you prior to suspending reminder notices.

Death Benefit

If the Policy is in force at the time of the Surviving Insured's death, we will pay the beneficiary an amount based on the death benefit option in effect once we have received Due Proof of each Insured's death. The amount payable will be:

- - - -

the amount of the selected death benefit option, plus

any amounts payable under any supplemental benefits added to the Policy, minus the value of any Policy Debt on the date of the Surviving Insured's death, minus any overdue monthly deductions if death occurs during a grace period.

We will pay this amount to the beneficiary in one lump sum, unless we and the beneficiary agree on another form of settlement.

You may select between two death benefit options. You may change the death benefit option after the first Policy Year.

Option A. Under this option, the death benefit is-
- -

the Policy's Specified Face Amount on the date of the Surviving Insured's death; or, if greater,

the Policy's Account Value on the date of the Surviving Insured's death multiplied by the applicable percentage shown in the table set forth in Appendix B.

This death benefit option should be selected if you want the death benefit to remain level over time. Option B. Under this option, the death benefit is-
- -

the sum of the Specified Face Amount and Account Value of the Policy on the date of the Surviving Insured's death; or, if greater,

the Policy's Account Value on the date of the Surviving Insured's death multiplied by the applicable percentage shown in the table set forth in Appendix B.

This death benefit option should be selected if you want your death benefit to change with the Policy's Account Value. There is no charge related to the election of Option B.

As Option B includes the Policy's Account Value, the death benefit will be impacted in a positive or negative manner by the premiums you pay, the investment performance of the Sub-Accounts you select, the interest credited to the Fixed Account Option, any loans, partial withdrawals and the charges we deduct under the Policy. For example, the death benefit may be less if there is

- - - - - -

minimum premium funding,

poor investment performance of the Sub-Accounts you select,

minimum interest credited to the Fixed Account Option,

an unpaid loan,

a partial withdrawal and/or

maximum charge deductions.

If you change from Option B to Option A, the Specified Face Amount will be increased by an amount equal to the Policy's Account Value on the effective date of change. If you change from Option A to Option B, the Specified Face Amount will be decreased by an amount equal to the Policy's Account Value on the effective date of the change.

Changes in Specified Face Amount

You may increase or decrease the Specified Face Amount of the Policy within certain limits.

Minimum Changes. Each increase in the Specified Face Amount must be at least $50,000. We reserve the right to change the minimum amount by which you may change the Specified Face Amount.

Increases. After the first policy anniversary, you may request an increase in the Specified Face Amount. You must provide satisfactory evidence of the Insured's insurability. Once requested, an increase will become effective at the next policy anniversary following our approval of your request. The Policy does not allow for an increase if either Insured's Attained Age is greater than 80 on the effective date of the increase.

Decreases. The Specified Face Amount can be decreased after the fourth policy anniversary. A decrease will become effective at the beginning of the next Policy Month following our approval of your request. The Specified Face Amount after the decrease must be at least $250,000. Surrender charges will apply to decreases in the Specified Face Amount during the surrender charge period except for decreases in the Specified Face Amount resulting from a change in the death benefit option or a partial withdrawal.

For purposes of determining surrender charges and later cost of insurance charges, we will apply a decrease in Specified Face Amount in the following order-

- - -	first, to the most recent increase; second, to the next most recent increases, in reverse chronological order; and finally, to the initial Specified Face Amount.
Accessing Your Account Value

Surrenders and Surrender Charges

You may surrender the Policy for its Cash Surrender Value at any time while either Insured is living. If you do, the insurance coverage and all other benefits under the Policy will terminate. If you surrender the Policy and receive its Cash Surrender Value, you may incur surrender charges, taxes and tax penalties.

Cash Surrender Value is the Policy's Account Value less the sum of-

- -	the outstanding balance of any Policy Debt; and any surrender charges.

We will deduct surrender charges from your Account Value if you surrender the Policy or request a decrease in the Specified Face Amount during the surrender charge period. There are separate surrender charges for the initial Specified Face Amount and any increase in the Specified Face Amount you request. The surrender charge period will start on the Policy's Issue Date and on the effective date for the increase, respectively.

We will determine your Cash Surrender Value at the next close of business on the New York Stock Exchange after we receive your written request for surrender at our Principal Office.

If you surrender the Policy in the first 15 years or within the first 15 years after an increase in the Specified Face Amount, we will apply a surrender charge to the initial Specified Face Amount and to each increase in the Specified Face Amount other than an increase resulting from a change in the death benefit option. The surrender charge will be calculated separately for the initial Specified Face Amount and each increase in the Specified Face Amount. The surrender charge will be an amount based on certain factors, including the Policy's Specified Face Amount and each Insured's age and sex.

The following are examples of surrender charges at representative Issue Ages.

First Year Surrender Charges Per $1,000 of Specified Face Amount (Male/Female Insured Pair, Non-tobacco)
Issue Ages 35 & 35 $5.52	Issue Ages 45 & 45 $9.30	Issue Ages 55 & 55 $15.54
Issue Ages 65 & 65 $26.25	Issue Ages 75 & 75 $46.00	Issue Ages 85 & 85 $49.25
The surrender charge will be calculated based on the surrender charge percentages for the initial Specified Face Amount and each increase in the Specified Face Amount as shown in the table below.
	Surrender Charge (as a Percentage of the First Year Surrender Charge) Issue Ages
Year	35&35	45&45	55&55	65&65	75&75	85&85
1	100.000	100.000	100.000	100.000	100.000	100.000
2	100.000	100.000	100.000	100.000	90.000	90.000
3	100.000	100.000	100.000	100.000	80.000	80.000
4	100.000	100.000	100.000	100.000	75.000	75.000
5	100.000	100.000	100.000	100.000	70.000	70.000
6	90.000	90.000	90.000	90.000	60.000	60.000
7	80.000	80.000	80.000	80.000	50.000	50.000
8	70.000	70.000	70.000	70.000	40.000	40.000
9	60.000	60.000	60.000	60.000	30.000	30.000
10	50.000	50.000	50.000	50.000	15.000	15.000
11	40.000	40.000	40.000	40.000	0.000	0.000
12	30.000	30.000	30.000	30.000	0.000	0.000
13	20.000	20.000	20.000	20.000	0.000	0.000
14	10.000	10.000	10.000	10.000	0.000	0.000
15	5.000	5.000	5.000	5.000	0.000	0.000
16+	0.000	0.000	0.000	0.000	0.000	0.000

A surrender charge will be applied for each decrease in the Specified Face Amount except for decreases in the Specified Face Amount resulting from a change in death benefit option or partial withdrawal. These surrender charges will be applied in the following order:

- - -	first, to the most recent increase; second, to the next most recent increases, in reverse chronological order; and third, to the initial Specified Face Amount.

On a decrease in the initial Specified Face Amount, you will pay a proportion of the full surrender charge based on the ratio of the Specified Face Amount decrease to the initial Specified Face Amount. The surrender charge you pay on a decrease that is less than the full amount of an increase in Specified Face Amount will be calculated on the same basis. Future surrender charges will be reduced by any applicable surrender charges for a decrease in the Specified Face Amount.

You may allocate any surrender charges resulting from a decrease in the Specified Face Amount among the Investment Options. If you do not specify the allocation, then the surrender charges will be allocated proportionally among the Investment Options in excess of any Policy Debt.

Partial Withdrawals

You may make a partial withdrawal of the Policy once each Policy Year after the first Policy Year by written request to us. Each partial withdrawal must be for at least $500, and no partial withdrawal may be made-

- -

during Policy Years 2-10 for more than 20 percent of your Cash Surrender Value at the end of the first Valuation Date after we receive your request or thereafter for more than your Cash Surrender Value.

If the applicable death benefit option is Option A and you make a partial withdrawal, the Specified Face Amount will be decreased by the amount of the partial withdrawal. We will apply the decrease to the initial Specified Face Amount and to each increase in Specified Face Amount in the following order-

- - -	first, to the most recent increase; second, to the next most recent increases, in reverse chronological order; and third, to the initial Specified Face Amount.

Unless you specify otherwise, the partial withdrawal will be allocated proportionally among the Investment Options in excess of any Policy Debt. We will not accept requests for a partial withdrawal if the Specified Face Amount remaining in force after the partial withdrawal would be less than the minimum Specified Face Amount. We will effect a partial withdrawal at the next close of business on the New York Stock Exchange after we receive your written request. A partial withdrawal may result in taxes and tax penalties.

Policy Loans

Using the Policy as collateral, you may request a policy loan of up to 90% of the Policy's Cash Value, decreased by the amount of any outstanding Policy Debt on the date the policy loan is made. The Policy will terminate for no value subject to a grace period if the Policy Debt exceeds the Cash Value. During the no-lapse guarantee period, however, the Policy will not terminate if it satisfies the minimum premium test.

You may allocate the policy loan among the Investment Options. If you do not specify the allocation, then the policy loan will be allocated proportionally among the Investment Options in excess of any Policy Debt. Loan amounts allocated to the Sub-Accounts will be transferred to the Fixed Account Option. We will periodically credit interest at an effective annual rate of 3% on the loaned values of the Fixed Account Option.

Interest on the policy loan will accrue daily at 4.0% annually during Policy Years 1 through 10 and 3.0% annually thereafter. This interest will be due and payable to us in arrears on each policy anniversary. Any unpaid interest will be added to the principal amount as an additional policy loan and will bear interest at the same rate and will be assessed in the same manner as the prior policy loan.

There is no definitive guidance concerning the tax treatment of a policy loan when the interest rate credited to the loan is the same as the interest rate charged against the loan. You should consult your tax adviser regarding loan amounts in Policy Years 11 and thereafter.

The Cash Surrender Value and the Policy Proceeds are reduced by the amount of any outstanding Policy Debt.

All funds we receive from you will be credited to the Policy as premium unless we have received written notice, in a form satisfactory to us, that the funds are for loan repayment. In the event you have a loan against the Policy, it is generally advantageous to repay the loan rather than make a premium payment because premium payments incur expense charges whereas loan repayments do not. Loan repayments will first reduce the outstanding balance of the policy loan and then accrued but unpaid interest on such loans. We reserve the right to repay any loans from the Fixed Account Option prior to loans from the Variable Account.

A policy loan, whether or not repaid, will affect the Policy Proceeds payable upon the Surviving Insured's death and the Account Value because the investment results of the Sub-Accounts will apply only to the non-loaned portion of the Account Value. The longer a loan is outstanding, the greater the effect is likely to be and, depending on the investment results of the Sub-Accounts or the Fixed Account Option while the loan is outstanding, the effect could be favorable or unfavorable.

Short-Term Trading

The Policy is not designed for short-term trading. If you wish to employ such strategies, do not purchase a Policy. Transfer limits and other restrictions, described below, are subject to our ability to monitor transfer activity. Some Owners and their third party intermediaries engaging in short-term trading may employ a variety of strategies to avoid detection. Despite our efforts to prevent short-term trading, there is no assurance that we will be able to identify such Owners or intermediaries or curtail their trading. A failure to detect and curtail short-term trading could result in adverse consequences to Owners. Short-term trading can increase costs for all

Owners as a result of excessive portfolio transaction fees. In addition, short-term trading can adversely affect a Fund's performance. If large amounts of money are suddenly transferred out of a Fund, the Fund's investment adviser cannot effectively invest in accordance with the Fund's investment objectives and policies.

The Company has policies and procedures to discourage frequent transfers of Account Value. As described below under "Transfer Privileges," the Policy includes limiting the number and timing of certain transfers, subject to exceptions described in that section and exceptions designed to protect the interest of individual Owners. The Company also reserves the right to charge a fee for transfers.

Short-term trading activities whether by an individual, a firm or a third party authorized to initiate transfer requests on behalf of Owner(s) may be subject to other restrictions as well. For example, we reserve the right to take actions against short-term trading which restrict your transfer privileges more narrowly than the policies described under 'Transfer Privileges", such as requiring transfer requests to be submitted in writing through regular first-class U.S. mail (e.g., no overnight, priority or courier delivery allowed), and refusing any and all transfer instructions.

If we determine that a third party acting on your behalf is engaging (alone or in combination with transfers effected by you directly) in a pattern of short-term trading, we may refuse to process certain transfers requested by such a third party. In particular, we will treat as short-term trading activity and refuse to process any transfer that is requested by an authorized third party within 30 days of a previous transfer (whether the earlier transfer was requested by you or a third party acting on your behalf). We may also impose special restrictions on third parties that engage in reallocations of Policy values by limiting the frequency of the transfer, requiring advance notice of the transfer pursuant to in-force service agreements, and reallocating or exchanging 100% of the values in the redeeming sub-accounts.

In addition, some of the Funds reserve the right to delay or refuse purchase or transfers requests from the Variable Account if, in the judgment of the Fund's investment adviser, the Fund would be unable to invest effectively in accordance with its investment objective and policies, or the request is considered to be part of a short-term trading strategy. Accordingly, the Variable Account may not be in a position to effectuate some transfers with such Funds and therefore, will be unable to process such transfer requests. We also reserve the right to refuse requests involving transfers to or from the Fixed Account Option.

We reserve the right to waive short-term trading restrictions, where permitted by law and not adverse to the interests of the relevant underlying Fund and other shareholders, in the following instances:

-   when a new broker of record is designated for the policy;

-   when the Owner changes;

-   when control of the Policy passes to the designated beneficiary upon the death of the Insured;

-   when necessary in our view to avoid hardship to an Owner;

-   when underlying Funds are dissolved, merged or substituted.

If short-term trading results as a consequence of waiving the restrictions against short-term trading, it could expose Owners to certain risks. The short-term trading could increase costs for all Owners as a result of excessive portfolio transaction fees. In addition, the short-term trading could adversely affect a Fund's performance. If large amounts of money are suddenly transferred out of a Fund, the Fund's investment adviser cannot effectively invest in accordance with the Fund's investment objectives and policies. Unless the short-term trading policy and the permitted waivers of that policy are applied uniformly, some Owners may experience a different application of the policy and therefore may experience some of these risks. Too much discretion on our part in allowing the waivers of short-term trading policy could result in an unequal treatment of short-term traders by permitting some short-term traders to engage in short-term trading while prohibiting others from doing the same.

Transfer Privileges

Subject to the above special restrictions and to our rules as they may exist from time to time and to any limits that may be imposed by the Funds, you may at any time transfer to another Sub-Account all or a portion of the Account Value allocated to a Sub-Account. There is usually no charge imposed on transfers; however, we reserve the right to impose a transfer charge of $15 for each transfer above 12 transfers in any Policy Year. We will make transfers pursuant to an authorized written or telephone request to us. Telephone requests will be honored only if we have a properly completed telephone authorization form for you on file. We, our affiliates and the representative from whom you purchased the Policy will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. We will use reasonable procedures to confirm that instructions communicated by telephone are genuine. For transactions initiated by telephone, you will be required to identify yourself by name and a personal identification number.

Transfers may be requested by indicating the transfer of either a specified dollar amount or a specified percentage of the Fixed Account Option or the Sub-Account's value from which the transfer will be made. If you request a transfer based on a specified percentage of the Fixed Account Option or the Sub-Account's value, that percentage will be converted into a request for the transfer of a specified dollar amount based on application of the specified percentage to the Fixed Account Option or the Sub-Account's value at the time the request is received. We reserve the right to limit the number of Sub-Accounts to which you may allocate your Account Value to not more than 20 Investment Options.

Transfer privileges are subject to our consent. We reserve the right to impose limitations on transfers, including, but not limited to: (1) the minimum amount that may be transferred; (2) the frequency of transfers; and (3) the minimum amount that may remain in a Sub-Account following a transfer from that Sub-Account. We will notify you in writing of any such limitations. If your Policy so states in its text or via endorsement, thirty days must elapse between each transfer.

Transfers from the Fixed Account Option to the Sub-Accounts are limited to one transfer annually equaling 25% of the value of the Fixed Account Option at the end of the prior Policy Year or $5,000, whichever is greater.

We reserve the right to restrict amounts transferred to the Fixed Account Option from the Variable Account.

Account Value

Your Account Value is the sum of the values in each Sub-Account of the Variable Account with respect to the Policy, plus the value of the Fixed Account Option. The Account Value varies depending upon the Premiums paid, Expense Charges Applied to Premium, Mortality and Expense Risk Charges, Monthly Expense Charges, Monthly Cost of Insurance charges, partial withdrawals, fees, policy loans and the net investment factor (described below).

The minimum guaranteed interest rate applicable to the values in the Fixed Account Option is 3% annually. Interest in excess of the guaranteed rate may be applied in such a manner as we may determine, based on our expectations of future interest, mortality costs, persistency, expenses and taxes. Interest credited will be computed on a compound interest basis.

Account Value of the Sub-Accounts. We measure the amounts in the Sub-Accounts in terms of Units and Unit Values. On any given date, the amount you have in a Sub-Account is equal to the Unit Value multiplied by the number of Units credited to you in that Sub-Account. Amounts allocated to a Sub-Account will be used to purchase Units of that Sub-Account. Units are redeemed when you make partial withdrawals, undertake policy loans or transfer amounts from a Sub-Account, and for the payment of Monthly Expense Charges, Monthly Cost of Insurance charges, Mortality and Expense Risk Charges and other fees. The number of Units of each Sub-Account purchased or redeemed is determined by dividing the dollar amount of the transaction by the Unit Value for the Sub-Account. A Valuation Date is any day on which we, the applicable Fund and the NYSE are open for business. For the first Valuation Date of each Sub-Account, the Unit Value is established at $10.00. The Unit Value for any subsequent Valuation Date is equal to the Unit Value for the preceding Valuation Date multiplied by the net investment factor (determined as provided below). The Unit Value of a Sub-Account for any Valuation Date is determined as of the close of the Valuation Period ending on that Valuation Date. The Valuation Period is the period of time from one determination of Unit Values to the next.

Transactions are processed on the date we receive a premium at our Principal Office or any acceptable written or telephonic request is received at our Principal Office. If your premium or request is received on a date that is not a Valuation Date, or after the close of the New York Stock Exchange on a Valuation Date, the transaction will be processed on the next Valuation Date. The Investment Start Date is the date we apply your first premium payment, which will be the later of the Issue Date, the policy date or the Valuation Date we receive a premium equal to or in excess of the initial premium.

The Account Value on the Investment Start Date equals:

- -

the net premium received, minus

the monthly deductions due on the policy date and subsequent Monthly Anniversary Days through the Investment Start Date charged to the Sub-Accounts and the Fixed Account Option.

The Account Value on subsequent Valuation Dates is equal to:
- - - - -

the values on the previous Valuation Date, plus

any additional premium we have received, plus or minus

the investment experience of the Investment Options you have selected, minus policy charges and deductions, minus

any partial withdrawals you have made.

Net Investment Factor. The net investment factor for each Sub-Account for any Valuation Period is the quotient of (1) divided by (2) where: (1) is the net result of-
- - -

the net asset value of a Fund share held in the Sub-Account determined as of the end of the Valuation Period, plus the per share amount of any dividend or other distribution declared on Fund shares held in the Sub-Account if the "ex-dividend" date occurs during the Valuation Period, plus or minus a per share credit or charge with respect to any taxes reserved for by us, or paid by us if not previously reserved for, during the Valuation Period which are determined by us to be attributable to the operation of the Sub-Account; and

(2) is the net asset value of a Fund share held in the Sub-Account determined as of the end of the preceding Valuation Period.
The net investment factor may be greater or less than one. Insufficient Value. The Policy will terminate for no value, subject to a grace period described below if, on a Processing Date
- -	the Policy's Cash Surrender Value is equal to or less than zero or the Policy Debt exceeds the Cash Value.

During the no-lapse guarantee period, a Policy will not terminate by reason of insufficient value if it satisfies the "minimum premium test" described below.

Minimum Premium Test (No-Lapse Guarantee). A Policy satisfies the minimum premium test if the premiums paid less any partial withdrawals less any Policy Debt exceed the sum of the "Minimum Monthly Premiums" which applied to the Policy in each Policy Month from the policy date to the Valuation Date.

The applicable Minimum Monthly Premiums are specified in the Policy. We may revise the Minimum Monthly Premiums as a result of any of the following changes to a Policy:
- -	change in Specified Face Amount change in supplemental benefit

The revised minimum monthly premiums will be effective as of the effective date of the change to the Policy and will remain in effect until again revised by any of the above changes.

The no-lapse guarantee period will be different based on the age of the Insureds. It may also vary in some states, but in no case will it be greater than 20 years.

Grace Period. If, on a Valuation Date, the Policy will terminate by reason of insufficient value, we will allow a grace period. This grace period will allow 61 days from that Valuation Date for the payment of a premium sufficient to keep the Policy in force. Notice of premium due will be mailed to your last known address and the last known address of any assignee of record. We will assume that your last known address is the address shown on the Policy Application (or notice of assignment), unless we receive written notice of a change in address in a form satisfactory to us. If the premium due is not paid within 61 days after the beginning of the grace period, then the Policy and all rights to benefits will terminate without value at the end of the 61 day period. The Policy will continue to remain in force during this grace period. If the Policy Proceeds become payable by us during the grace period, then any overdue monthly deductions will be deducted from the amount payable by us.

Splitting Units. We reserve the right to split or combine the value of Units. In effecting any such change, strict equity will be preserved and no change will have a material effect on the benefits or other provisions of the Policy.

Charges and Deductions

The monthly deductions described below are the Mortality and Expense Risk Charges, Monthly Expense Charges, Monthly Costs of Insurance and the charges for any supplemental benefits.

Expense Charges Applied to Premium. We will deduct a charge from each premium payment as a sales load and for our federal, state and local tax obligations, which we will determine from time to time. The current charge is 6.00%. The maximum charge is guaranteed not to exceed 8.00%.

Mortality and Expense Risk Charge. This charge is for the mortality and expense risks we assume with respect to the Policy. It is a percentage of the Account Value of the Sub-Accounts and, unless you direct otherwise, is deducted proportionally from the Account Value of the Investment Options each month. "Mortality and Expense Risk Charge" is referred to as "Product Risk Charge" in Maryland policies.

The Mortality and Expense Risk Charge percentage is 0.60% (.05% monthly) annually for Policy Years 1 through 15 and 0.20% (.0167% monthly) annually thereafter.

The mortality risk we assume is that the group of lives insured under the Policies may, on average, live for shorter periods of time than we estimated. The expense risk we assume is that our costs of issuing and administering Policies may be more than we estimated.

Monthly Expense Charge. We will deduct from your Account Value a monthly charge based on the Specified Face Amount for the first 10 Policy Years following the issuance of the Policy and for the first 10 Policy Years following the effective date of each increase in the Specified Face Amount, if any, based on the amount of the increase. The Monthly Expense Charge is based on the age of each Insured. Unless you direct otherwise, the Monthly Expense Charges will be deducted proportionally from the amounts in the Investment Options in excess of any Policy Debt and covers administration expenses and issuance costs.

Monthly Cost of Insurance. We deduct a Monthly Cost of Insurance charge from your Account Value to cover anticipated costs of providing insurance coverage. Unless you direct otherwise, the Monthly Cost of Insurance deduction will be charged proportionally to the amounts in the Investment Options in excess of any Policy Debt.

The Monthly Cost of Insurance equals the sum of (1), (2) and (3) where:
(1) (2) (3)

is the cost of insurance charge equal to the Monthly Cost of Insurance rate (described below) multiplied by the net amount at risk divided by 1,000;

is the monthly rider cost for any riders which are a part of the Policy; and

is any additional insurance charge, calculated as specified in the Policy, for substandard risk classifications.

The net amount at risk equals:
- -	the death benefit divided by 1.00247; minus your Account Value on the Processing Date prior to assessing the monthly deductions.

The net amount at risk is affected by the performance of the investment options to which premium is allocated, the cumulative premium paid, any Policy Debt, any partial withdrawals, transaction fees and periodic charges.

If there are increases in the Specified Face Amount other than increases caused by changes in the death benefit option, the cost of insurance charge described above is determined separately for the initial Specified Face Amount and each increase in the Specified Face Amount. In calculating the net amount at risk, your Account Value will first be allocated to the initial death benefit and then to each increase in the Specified Face Amount in the order in which the increases were made.

Monthly Cost of Insurance Rates. The Monthly Cost of Insurance rates (except for any such rate applicable to an increase in the Specified Face Amount) are based on the length of time the Policy has been in force and the sex, Issue Age and rating class of each Insured. The Monthly Cost of Insurance rates applicable to each increase in the Specified Face Amount are based on the length of time the increase has been in force and the sex, Issue Age and rating class of each Insured. The Monthly Cost of Insurance rates will be determined by us from time to time based on our expectations of future experience with respect to mortality costs, persistency, interest rates, expenses and taxes, but will not exceed the Guaranteed Maximum Monthly Cost of Insurance Rates based on the 1980 Commissioner's Standard Ordinary Smoker and Nonsmoker Mortality Tables.

Waivers and Reduced Charges

We may reduce or waive the sales load or surrender charge in situations where selling and/or maintenance costs associated with the Policies are reduced, sales of large Policies, and certain group or sponsored arrangements. In addition, we may waive charges in connection with Policies sold to our or our affiliates' officers, directors and employees.

We also reserve the right to reduce the Expense Charge Applied to Premium, Monthly Expense Charge and Mortality and Expense Risk Charge. We will provide you prompt notice of any reduction. Reductions will be based on uniformly applied criteria that does not discriminate unfairly against any person.

Maturity Date Extension If the Policy has a Cash Value on the Policy Anniversary on which the younger Insured is Attained Age 100, the following will apply:
- - - -

We will not accept any more premium payments for the Policy.

No more monthly deductions will be made from the Account Value.

The death benefit will be the Account Value.

The Policy's reinstatement provisions will not apply.

The Policy may not qualify as life insurance beyond the Policy Anniversary on which the younger Insured is Attained Age 100 and may be subject to tax consequences We recommend that you receive counsel from your tax adviser. We will not be responsible for any adverse tax consequences resulting from the extension of the Maturity date of the Policy.

Supplemental Benefits

The following supplemental benefit riders are available. An additional cost of insurance will be charged for each of the other riders which is in force as a part of the Monthly Cost of Insurance charge. Each rider is subject to certain limitations and termination provisions. For information in addition to that presented below, please ask your financial advisor.

Estate Preservation Rider. This rider provides term insurance coverage which increases the death benefit in the first four Policy Years by an amount you choose, subject to a maximum of 122% of the Specified Face Amount and other limits we may impose.

Maturity Extension With Full Death Benefit Rider. This rider maintains the Specified Face Amount and death benefit option in effect on the policy anniversary on which the younger Insured is Attained Age 100 for the continued duration of the Policy.

Supplemental Insurance Rider

This rider provides for additional insurance on the life of the Surviving Insured by combining term coverage with the underlying variable universal life ("base policy") coverage. This rider has separate charges associated with it. At this time, those charges are lower than base policy charges for the same coverage.

By combining coverage under this rider with base policy coverage, you may be able to buy the same amount of death benefit for less premium than if you had purchased an all base policy. If this rider is combined with base policy coverage, the same amount of premium paid for the combined coverage as for an all base policy will generate faster cash value accumulation within the base policy.

At issue, the base policy may have a no-lapse guarantee period as long as 20 years. However, this rider's no-lapse guarantee period is limited to five years. This rider will terminate at the policy anniversary on which the younger Insured reaches Attained Age 100. Base policy coverage will continue beyond Attained Age 100 provided there is Cash Value in the Policy when the younger Insured reaches Attained Age 100. If a key objective is guarantees, supplementing the Policy with this rider may therefore not be appropriate.

The Cost of Insurance rates used to determine the monthly rider charge deduction from the Account Value are based on the length of time the rider has been in force and the sex, Issue Age and rating class of each Insured. The rates will be determined by us from time to time based on our expectations of future experience with respect to mortality costs, persistency, interest rates, expenses and taxes, but will not exceed the Guaranteed Maximum Monthly Cost of Insurance Rates based on the 1980 Commissioner's Standard Ordinary Smoker and Nonsmoker Mortality Tables.

Termination of Policy

The Policy will terminate on the earlier of the date we receive your request to surrender, the expiration date of the grace period without payment of premium due or the date of death of the Surviving Insured.

Reinstatement

Before the Policy Anniversary on which the younger Insured is Attained Age 100, we may reinstate the Policy provided that the Policy has not been surrendered and you-

- - - -

make a request for reinstatement within three years from the date of termination;

submit satisfactory evidence of insurability for both Insureds if both are living at the time reinstatement is requested; and

submit satisfactory evidence of insurability for the Surviving Insured if the other Insured died prior to the date the Policy terminated; and

pay an amount sufficient to put the Policy in force.

Deferral of Payment

We will usually pay any amount due from the Variable Account within seven days after the Valuation Date following our receipt of written notice satisfactory to us giving rise to such payment or, in the case of death of the Surviving Insured, Due Proof of the death of each Insured. Payment is subject to our rights under the Policy's incontestability and suicide provisions. Payment of any amount payable from the Variable Account on death, surrender, partial withdrawal or policy loan may be postponed whenever:

- - -

the New York Stock Exchange is closed other than customary weekend and holiday closing, or trading on the NYSE is otherwise restricted;

the Securities and Exchange Commission, by order, permits postponement for the protection of policyowners; or

an emergency exists as determined by the Securities and Exchange Commission, as a result of which disposal of securities is not reasonably practicable, or it is not reasonably practicable to determine the value of the assets of the Variable Account.

We may defer payment from the Fixed Account Option for a period up to six months.
Rights of Owner While the Surviving Insured is alive, unless you have assigned any of these rights, you may:
- - - - -

transfer ownership to a new owner;

name a contingent owner who will automatically become the owner of the Policy if you die before the Surviving Insured;

change or revoke a contingent owner;

change or revoke a beneficiary;

exercise all other rights in the Policy;

- -	increase or decrease the Specified Face Amount, subject to the other provisions of the Policy; change the death benefit option, subject to the other provisions of the Policy.

When you transfer your rights to a new owner, you automatically revoke any prior contingent owner designation. When you want to change or revoke a prior beneficiary designation, you have to specify that action. You do not affect a prior beneficiary when you merely transfer ownership, or change or revoke a contingent owner designation.

You do not need the consent of a beneficiary or a contingent owner in order to exercise any of your rights. However, you must give us written notice satisfactory to us of the requested action. Your request will then, except as otherwise specified herein, be effective as of the date you signed the form, subject to any action taken before we received it.

Rights of Beneficiary

The beneficiary has no rights in the Policy until the death of the Surviving Insured. If a beneficiary is alive at that time, the beneficiary will be entitled to payment of the Policy Proceeds as they become due.

Other Policy Provisions

Addition, Deletion or Substitution of Investments. We may decide to add new Sub-Accounts at any time. Also, shares of any or all of the Funds may not always be available for purchase by the Sub-Accounts of the Variable Account, or we may decide that further investment in any such shares is no longer appropriate. In either event, shares of other registered open-end investment companies or unit investment trusts may be substituted both for Fund shares already purchased by the Variable Account and/or as the security to be purchased in the future, provided that these substitutions have been approved by the Securities and Exchange Commission, to the extent necessary. In addition, the investment policies of the Sub-Accounts will not be changed without the approval of the Insurance Commissioner of the State of Delaware. We also reserve the right to eliminate or combine existing Sub-Accounts or to transfer assets between Sub-Accounts. In the event of any substitution or other act described in this paragraph, we will notify you and make any appropriate amendments to the Policy to reflect the substitution.

Entire Contract. Your entire contract with us consists solely of the Policy, including the attached copy of the Policy Application and any attached copies of supplemental applications and any riders and endorsements.

Alteration. Sales representatives do not have any authority to either alter or modify the Policy or to waive any of its provisions. The only persons with this authority are our president, actuary, secretary or one of our vice presidents.

Modification. Upon notice to you, we may modify the Policy if such a modification-
- - - -

is necessary to make the Policy or the Variable Account comply with any law or regulation issued by a governmental agency to which we are or the Variable Account is subject;

is necessary to assure continued qualification of the Policy under the Internal Revenue Code or other federal or state laws as a life insurance policy;

is necessary to reflect a change in the operation of the Variable Account or the Sub-Accounts; or

adds, deletes or otherwise changes Sub-Account options.

We also reserve the right to modify certain provisions of the Policy as stated in those provisions. In the event of any such modification, we may make appropriate amendments to the Policy to reflect such modification.

Assignments. During the lifetime of the Surviving Insured, you may assign all or some of your rights under the Policy. All assignments must be filed at our Principal Office and must be in written form satisfactory to us. The assignment will then be effective as of the date you signed the form, subject to any action taken before we acknowledge receipt. We are not responsible for the validity or legal effect of any assignment.

Nonparticipating. The Policy does not pay dividends. The Policy does not share in our profits or surplus earnings.

Misstatement of Age or Sex. If the age or sex of either Insured is stated incorrectly, the amounts payable by us will be adjusted as follows:

     Misstatement discovered at death of the Surviving Insured-The death benefit will be recalculated to that which would be purchased by the most recently charged Monthly Cost of Insurance rate for the correct age or sex of each Insured.

     Misstatement discovered prior to death of the Surviving Insured-Your Account Value will be recalculated from the policy date using the Monthly Cost of Insurance Rates based on the correct age or sex of each Insured.

Suicide. If the Surviving Insured, whether sane or insane, commits suicide within two years after the Policy's Issue Date, we will not pay any part of the Policy Proceeds. We will refund the premiums paid, less the amount of any Policy Debt and any partial withdrawals.

If the Surviving Insured, whether sane or insane, commits suicide within two years after the effective date of an increase in the Specified Face Amount, then our liability as to that increase will be the cost of insurance for that increase.

Incontestability. All statements made in the application or in a supplemental application are representations and not warranties. We relied and will rely on those statements when approving the issuance, increase in face amount, increase in death benefit over premium paid, change in death benefit option or reinstatement of the Policy. No statement can be used by us in defense of a claim unless the statement was made in the application or in a supplemental application. In the absence of fraud, after the Policy has been in force during the lifetime of the Insureds for a period of two years from its Issue Date, we cannot contest it except for non-payment of premiums. However, any increase in the face amount which is effective after the Issue Date will be incontestable only after such increase has been in force during the lifetime of the Insureds for two years from the Effective Date of Coverage of such increase. Any increase in death benefit over premium paid or increase in death benefit due to a death benefit option change will be incontestable only after such increase has been in force during the lifetime of the Insureds for two years from the date of the increase. Any reinstatement will be incontestable after the reinstated Policy has been in force during the lifetime of any Insured providing evidence of insurability for the reinstatement for two years from the effective date of the reinstatement.

Report to Owner. We will send you a report at least once each Policy Year. The report will show current policy values, premiums paid and deductions made since the last report. It will also show the balance of any outstanding policy loans and accrued interest on such loans. There is no charge for this report.

Performance Information

We may sometimes publish performance information related to the Fund, the Variable Account or the Policy in advertising, sales literature and other promotional materials. This information is based on past investment results and is not an indication of future performance.

Portfolio Performance

We may publish a mutual fund portfolio's total return or average annual total return. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gains. Average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same total return over a stated period if performance had been constant over the entire period. Average annual total returns smooth variations in performance, and are not the same as actual year-by-year results.

We may also publish a mutual fund portfolio's yield. Yield refers to the income generated by an investment in a portfolio over a given period of time, expressed as an annual percentage rate. When a yield assumes that income earned is reinvested, it is called an effective yield. Seven-day yield illustrates the income earned by an investment in a money market fund over a recent seven-day period.

Total returns and yields quoted for a mutual fund portfolio include the investment management fees and other expenses of the portfolio, but do not include charges and deductions attributable to the Policy. These expenses would reduce the performance quoted.

Adjusted Non-Standardized Portfolio Performance

We may publish a mutual fund portfolio's total return and yields adjusted for charges against the assets of the Variable Account.

We may publish total return and yield quotations based on the period of time that a mutual fund portfolio has been in existence. The results for any period prior to any Policy being offered will be calculated as if the Policy had been offered during that period of time, with all charges assumed to be those applicable to the Policy.

Other Information Performance information may be compared, in reports and promotional literature, to:
- - -

the S&P 500, Dow Jones Industrial Average, Lehman Brothers Aggregate Bond Index or other unmanaged indices so that investors may compare the Sub-Account results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general;

other groups of variable life variable accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, such as Morningstar, Inc., who rank such investment products on overall performance or other criteria; or

the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Sub-Account. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management expenses.

We may provide Policy information on various topics of interest to you and other prospective policyowners. These topics may include:
-	the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets;
- - - - -

investment strategies and techniques (such as value investing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing);

the advantages and disadvantages of investing in tax-deferred and taxable investments;

customer profiles and hypothetical purchase and investment scenarios;

financial management and tax and retirement planning; and

investment alternatives to certificates of deposit and other financial instruments, including comparisons between a Policy and the characteristics of, and market for, such financial instruments.

Federal Income Tax Considerations

The following is a summary of our understanding of current federal income tax laws and is not intended as tax advice. You should be aware that Congress has the power to enact legislation affecting the tax treatment of life insurance contracts which could be applied retroactively. New judicial or administrative interpretation of federal income tax law may also affect the tax treatment of life insurance contracts. The Internal Revenue Code of 1986, as amended (the "Code"), is not in force in the Commonwealth of Puerto Rico. Accordingly, some references in this summary will not apply to Policies issued in Puerto Rico. However, due to IRS Rev. Rul. 2004-75, as amplified by Rev. Rul. 2004-97, we will treat Policy distributions and withdrawals occurring on and after January 1, 2005 as U.S.-source income that is subject to U.S. income tax withholding and reporting. Any person contemplating the purchase of a Policy or any transaction involving a Policy should consult a qualified tax adviser. We do not make any representation or provide any guarantee regarding the federal, state or local tax treatment of any Policy or any transaction involving a Policy.

Our Tax Status

We are taxed as a life insurance company under Subchapter L of the Code. Although we account for the operations of the Variable Account separately from our other operations for purposes of federal income taxation, the Variable Account currently is not separately taxable as a regulated investment company or other taxable entity. Taxes we pay, or reserve for, that are attributable to the earnings of the Variable Account could affect the Net Investment Factor, which in turn affects your Account Value. Under existing federal income tax law, however, the income (consisting primarily of interest, dividends and net capital gains) of the Variable Account, to the extent applied to increase reserves under the Policy, is not taxable to us. Similarly, no state or local income taxes are currently attributable to the earnings of the Variable Account. Therefore, we do not take any federal, state or local taxes into account when determining the Net Investment Factor. We may take taxes into account when determining the Net Investment Factor in future years if, due to a change in law, our tax status or otherwise, such taxes are attributable to the earnings of the Variable Account.

Taxation of Policy Proceeds

Section 7702 of the Code provides certain tests for whether a policy will be treated as a "life insurance contract" for tax purposes. Provided that the policyowner of the Policy has an insurable interest in the Insured, we believe that the Policy meets these tests, and thus should receive the same federal income tax treatment as a fixed life insurance contract. As such, the Death Benefit under the Policy will generally be eligible for exclusion from the gross income of the beneficiary under Section 101 of the Code, and the policyowner will not be deemed to be in constructive receipt of the increases in Cash Surrender Values, including additions attributable to interest, dividends, appreciation or gains realized upon transfers among the Sub-Accounts and the Fixed Account, until actual receipt thereof.

However, you will be taxed on all of the accumulated income under the Policy on its maturity date and there can be no assurance that an election to extend the maturity date of the Policy will avoid that result. In addition, a corporate owner may be subject to alternative minimum tax on the annual increases in Cash Surrender Values and on the portion of the Death Benefit under the Policy that exceeds its Cash Surrender Value.

To qualify as a life insurance contract under Section 7702, the Policy must satisfy certain actuarial requirements. Section 7702 requires that actuarial calculations be based on mortality charges that meet the "reasonable mortality charge" requirements set forth in the Code, and other charges reasonably expected to be actually paid that are specified in the Policy. The law relating to reasonableness standards for mortality and other charges is based on statutory language and certain IRS pronouncements that do not address all relevant issues. Accordingly, although we believe that the mortality and other charges that are used in the calculations (including those used with respect to Policies issued to so-called "sub-standard risks") meet the applicable requirements, we cannot be certain. It is possible that future regulations will contain standards that would require us to modify the mortality and other charges used in the calculations, and we reserve the right to make any such modifications.

For a variable contract like the Policy to qualify as life insurance for federal income tax purposes, it also must comply with the investment diversification rules found in Section 817 of the Code. We believe that the Variable Account complies with the diversification requirements prescribed by Section 1.817-5 of the Treasury Regulations. The IRS has stated that satisfaction of the diversification requirements described above by itself does not prevent a contract owner from being treated as the owner of separate account assets under an "owner control" test. If a contract owner is treated as the owner of separate account assets for tax purposes, the contract owner would be subject to taxation on the income and gains from the separate account assets. In published revenue rulings through 1982 and then again in 2003, the IRS has stated that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise control over the investment of the assets. In Rev. Rul. 2003-91, the IRS considered certain variable annuity and variable life insurance contracts and concluded that the owners of the variable contracts would not be considered the owners of the contracts underlying assets for federal income tax purposes.

Rev. Rul. 2003-91 states that the determination of whether the owner of a variable contract possesses sufficient incidents of ownership over the assets underlying the variable contract so as to be deemed the owner of those assets for federal income tax purposes will depend on all the facts and circumstances. We do not believe that the differences between the Policy and the contracts described in Rev. Rul. 2003-91 with respect to the number of investment choices and the ability to transfer among investment choices should prevent the holding in Rev. Rul. 2003-91 from applying. Nevertheless, you should consult with a competent tax adviser on the potential impact of the investor control rules of the IRS as they relate to the investment decisions and activities you may undertake with respect to the Policy.

The guidelines in Rev. Rul. 2003-91 do not address the treatment of a policyholder which is, or which is affiliated with, an investment manager. Any investment manager or affiliate who purchases a Policy assumes the risk that it may be treated as the owner of the investments underlying the Policy under the "owner control" rules because of the investment manager's control over assets held under the Policy. However, because the diversification rules would permit an investment manager (or its affiliate) to hold a direct investment in an investment option under the Policy, we do not believe that the application of the "owner control" rules to an investment manager (or its affiliate) should affect you.

In the future, the IRS and/or the Treasury Department may issue new rulings, interpretations or regulations on this subject. Accordingly, we reserve the right to modify the Policy as necessary to attempt to prevent you from being considered the owner, for tax purposes, of the underlying assets. We also reserve the right to notify you if we determine that it is no longer practicable to maintain the Policy in a manner that was designed to prevent you from being considered the owner of the assets of the Separate Account. You bear the risk that you may be treated as the owner of Separate Account assets and taxed accordingly.

The tax consequences of distributions from, and loans taken from or secured by, a Policy depend on whether the Policy is classified as a Modified Endowment Contract under Section 7702A of the Code. Due to the flexibility of the payment of premiums and other rights you have under the Policy, classification of the Policy as a Modified Endowment Contract will depend upon the individual operation of each Policy. A Policy is a Modified Endowment Contract if the aggregate amount paid under the Policy at any time during the first seven Policy Years exceeds the sum of the net level premiums that would have been paid on or before such time if the Policy provided for paid up future benefits after the payment of seven level annual premiums. If there is a reduction in benefits, the foregoing computation is made as if the Policy originally had been issued at the reduced benefit level. If there is a "material change" to the Policy, the seven year testing period for Modified Endowment Contract status is restarted. A life insurance contract received in exchange for a Modified Endowment Contract also will be treated as a Modified Endowment Contract.

We have undertaken measures to prevent payment of a premium from inadvertently causing the Policy to become a Modified Endowment Contract. In general, you should consult a qualified tax adviser before undertaking any transaction involving the Policy to determine whether such a transaction would cause the Policy to become a Modified Endowment Contract.

If a Policy is not a Modified Endowment Contract, cash distributions from the Policy are treated first as a nontaxable return of the owner's "Investment in the Policy" and then as a distribution of the income earned under the Policy, which is subject to ordinary income tax. (An exception to this general rule occurs when a cash distribution is made in connection with certain reductions in the death benefit under the Policy in the first fifteen contract years. Such a cash distribution is taxed in whole or in part as ordinary income.) Loans from, or secured by, a Policy that is not a Modified Endowment Contract generally are treated as bona fide indebtedness, and thus are not included in the owner's gross income.

If a Policy is a Modified Endowment Contract, distributions from the Policy are treated as ordinary income subject to ordinary income tax up to the amount equal to the excess of the Account Value (which includes unpaid policy loans) immediately before the distribution over the Investment in the Policy. Loans taken from, or secured by, such a Policy, as well as due but unpaid interest thereon, are taxed in the same manner as distributions from the Policy. A 10 percent additional tax is imposed on the portion of any distribution from, or loan taken from or secured by, a Modified Endowment Contract that is included in income except when the distribution or loan is made on or after the owner attains age 59 1/2, is attributable to the policyowner's becoming disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the policyowner or the joint lives (or joint life expectancies ) of the policyowner and the policyowner's Beneficiary. These exceptions are not likely to apply where the Policy is not owned by an individual (or held in trust for an individual). For purposes of the computations described in this paragraph, all Modified Endowment Contracts issued by us (or our affiliates) to the same policyowner during any calendar year are treated as one Modified Endowment Contract.

There are substantial limits on the deductibility of policy loan interest. You should consult a qualified tax adviser regarding such deductions.

Upon the complete maturity, surrender or lapse of the Policy, the amount by which the sum of the Policy's Cash Surrender Value and any unpaid Policy Debt exceeds the policyowner's "Investment in the Policy" (as defined below) is treated as ordinary income subject to tax. Any loss incurred upon surrender generally is not deductible. Any corporation that is subject to the alternative minimum tax will also have to make a separate computation of the Investment in the Policy and the gain resulting from the maturity of the Policy, or a surrender or lapse of the Policy for purposes of that tax.

The term "Investment in the Policy" means-
- - -

the aggregate amount of any premiums or other consideration paid for a Policy, minus the aggregate amount received under the Policy which is excluded from the owner's gross income (other than loan amounts), plus the amount of any loan from, or secured by, the Policy that is a Modified Endowment Contract (as defined below) to the extent that such amount is included in the policyowner's gross income.

The "Investment in the Policy" is increased by any unpaid Policy Debt on a Policy that is a Modified Endowment Contract in order to prevent double taxation of income. Since the Policy Debt was treated as a taxable distribution at the time the Policy Debt was incurred, the failure to increase the "Investment in the Policy" by the Policy Debt would cause such amount to be taxed again upon a Policy surrender or lapse.

The amount realized that is taken into account in computing the gain on the complete surrender or lapse of a Policy will include any unpaid Policy Debt on a Policy that is a Modified Endowment Contract even though that amount has already been treated as a taxable distribution.

If a Policy is not a Modified Endowment Contract, then the Investment in the Policy is not affected by the receipt of a loan from, or secured by a Policy.

Whether or not the Policy is a Modified Endowment Contract, however, no payment of the principal of, or the interest due under, any loan from or secured by a Policy will affect the amount of the Investment in the Policy.

A policyowner generally will not recognize gain upon the exchange of the Policy for another life insurance policy issued by us or another insurance company, except to the extent that the policyowner receives cash in the exchange or is relieved of policy indebtedness as a result of the exchange. In no event will the gain recognized exceed the amount by which the Policy's Account Value (which includes unpaid policy loans) exceeds the policyowner's Investment in the Policy.

A transfer of the Policy, a change in the policyowner, a change in the beneficiary, certain other changes to the Policy and particular uses of the Policy (including use in a so called "split-dollar" arrangement) may have tax consequences depending upon the particular circumstances and should not be undertaken prior to consulting with a qualified tax adviser. For instance, if you transfer the Policy or designate a new policyowner in return for valuable consideration (or, in some cases, if the transferor is relieved of a liability as a result of the transfer), then the Death Benefit payable upon the death of the Insured may in certain circumstances be includible in your taxable income to the extent that the Death Benefit exceeds the prior consideration paid for the transfer and any premiums and other amounts paid later by the transferee. Further, in such a case, if the consideration received exceeds your Investment in the Policy, the difference will be taxed to you as ordinary income.

Federal, as well as state and local, estate, inheritance and other tax consequences of ownership or receipt of Policy Proceeds will depend on your individual circumstances and those of the beneficiary.

Withholding

We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution unless, prior to the distribution, the Owner provides us his or her taxpayer identification number and instructs us (in the manner prescribed) not to withhold. The Owner may credit against his or her federal income tax liability for the year of distribution any amounts that we withhold.

Tax Return Disclosure

The Company believes that the purchase of a Policy is not currently subject to the tax return disclosure requirements of IRC Section 6011 and Treasury Regulation Section 1.6011-4. However, it is your responsibility, in consultation with your tax and legal counsel and advisers, to make your own determination as to the applicability of the disclosure requirements of IRC Section 6011 and Treasury Regulation Section 1.6011-4 to your federal tax return.

The Company believes that the customer list requirements of IRC Section 6112 and Treasury Regulation Section 1.6112-1 are not currently applicable to such offerings and sales.

Under IRC Section 6111 and Temporary Treasury Regulation Section 301.6111, the Company is required to register with the IRS any offerings or sales of Policies that are considered tax shelters. The Company believes that registration would not be required under current regulations with respect to sales of the offering or sale of a Policy.

Distribution of Policy

The Policy is sold by licensed insurance agents ("Selling Agents") in those states where the Policy may be lawfully sold. Such Selling Agents will be registered representatives of affiliated and unaffiliated broker-dealer firms ("Selling Broker-Dealers") registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. and who have entered into selling agreements with the Company and our general distributor, Clarendon Insurance Agency, Inc. ("Clarendon"), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. Clarendon is a wholly-owned subsidiary of the Company, is registered with the SEC under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.

The Company (or its affiliates, for the purposes of this section only, collectively, "the Company"), pays the Selling Broker-Dealers compensation for the promotion and sale of the Policy. The Selling Agents who solicit sales of the Policy typically receive a portion of the compensation paid by the Company to the Selling Broker-Dealers in the form of commissions or other compensation, depending on the agreement between the Selling Broker-Dealer and their Selling Agent. This compensation is not paid directly by the Policy Owner or the Separate Account. The Company intends to recoup this compensation through fees and charges imposed under the Policy, and from profits on payments received by the Company for providing administrative, marketing, and other support and services to the Funds.

The amount and timing of commissions the Company may pay to Selling Broker-Dealers may vary depending on the selling agreement but is not expected to be more than 95% of target premium, which will vary based on the Insured's age, sex and rating class, plus 5% of any excess premium payments. In Policy Years two through ten, commissions will not exceed 5% of premium paid and will not exceed 2% of premium paid in Policy Years eleven and thereafter. In Policy Year three and thereafter, 0.10% of the Account Value of the Sub-Accounts per annum will be paid to Selling Broker-Dealers.

The Company may pay or allow other promotional incentives or payments in the form of cash or other compensation to the extent permitted by NASD rules and other applicable laws and regulations.

The Company also pays compensation to wholesaling broker-dealers, including payments to affiliates of the Company, in return for wholesaling services such as providing marketing and sales support and product training to the Selling Agents of the Selling Broker-Dealers. These allowances may be based on a percentage of premium and/or a percentage of Account Value.

In addition to the compensation described above, the Company may make additional cash payments or reimbursements to Selling Broker-Dealers in recognition of their marketing and distribution, transaction processing and/or administrative services support. These payments are not offered to all Selling Broker-Dealers, and the terms of any particular agreement governing the payments may vary among Selling Broker-Dealers depending on, among other things, the level of and type of marketing and distribution support provided. Marketing and distribution support services may include, among other services, placement of the Company's products on the Selling Broker-Dealer's preferred or recommended list, access to the Selling Broker-Dealer's registered representatives for purposes of promoting sales of the Company's products, assistance in training and education for the Selling Agents, and opportunities for the Company to participate in sales conferences and educational seminars.

You should ask your Selling Agent for further information about what commissions or other compensation he or she, or the Selling Broker-Dealer for which he or she works, may receive in connection with our purchase of the Policy

Voting Rights

We are the legal owner of all shares of the Funds held in the Sub-Accounts of the Variable Account, and as such have the right to vote upon matters that are required by the Investment Company Act of 1940 to be approved or ratified by the shareholders of the Funds and to vote upon any other matters that may be voted upon at a shareholders' meeting. We will, however, vote shares held in the Sub-Accounts in accordance with instructions received from policyowners who have an interest in the respective Sub-Accounts.

We will vote shares held in each Sub-Account for which no timely instructions from policyowners are received, together with shares not attributable to a Policy, in the same proportion as those shares in that Sub-Account for which instructions are received. Should the applicable federal securities laws change so as to permit us to vote shares held in the Variable Account in our own right, we may elect to do so.

The number of shares in each Sub-Account for which a policyowner may give instructions is determined by dividing the portion of the Account Value derived from participation in that Sub-Account, if any, by the value of one share of the corresponding Fund. We will determine the number as of a date we choose, but not more than 90 days before the shareholders' meeting. Fractional votes are counted. Voting instructions will be solicited in writing at least 14 days prior to the shareholders' meeting.

We may, if required by state insurance regulators, disregard voting instructions if those instructions would require shares to be voted so as to cause a change in the sub-classification or investment policies of one or more of the Funds, or to approve or disapprove an investment management contract. In addition, we may disregard voting instructions that would require changes in the investment policies or investment adviser, provided that we reasonably disapprove of those changes in accordance with applicable federal regulations. If we disregard voting instructions, we will advise you of that action and our reasons for it in our next communication to policyowners.

Other Information

State Regulation

We are subject to the laws of Delaware governing life insurance companies and to regulation by Delaware's Commissioner of Insurance, whose agents periodically conduct an examination of our financial condition and business operations. We are also subject to the insurance laws and regulations of the jurisdictions in which we are authorized to do business.

We are required to file an annual statement with the insurance regulatory authority of those jurisdictions where we are authorized to do business relating to our business operations and financial condition as of December 31st of the preceding year.

Legal Proceedings

There are no pending legal proceedings which would have a material adverse effect on the Variable Account. We are engaged in various kinds of routine litigation which, in our judgment, is not material to the Variable Account.

Experts

Actuarial matters concerning the Policy have been examined by Georges C. Rouhart, FSA, MAAA, Product Officer.

Incorporation of Certain Documents by Reference

The Company's Annual Report on Form 10-K for the year ended December 31, 2004 filed with the SEC is incorporated by reference in this prospectus. Any statement contained in a document we incorporate by reference is deemed modified or superceded to the extent that a later filed document, including this prospectus, shall modify or supercede that statement. Any statement so modified or superceded shall not be deemed, except as so modified or superceded, to constitute part of this prospectus.

The Company will furnish, without charge, to each person to whom a copy of this prospectus is delivered, upon the written or oral request of such person, a copy of the document referred to above which has been incorporated by reference in this prospectus, other than exhibits to such document (unless such exhibits are specifically incorporated by reference in this prospectus). Requests for such document should be directed to the Secretary, Sun Life Assurance Company of Canada (U.S.), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, telephone (800) 225-3950.

Registration Statements

This prospectus is part of a registration statement that has been filed with the Securities and Exchange Commission under the Securities Act of 1933 with respect to the Policy. It does not contain all of the information set forth in the registration statement and the exhibits filed as part of the registration statement. You should refer to the registration statement for further information concerning the Variable Account, Sun Life of Canada (U.S.), the mutual fund investment options and the Policy.

Financial Statements

Our financial statements, provided in the Statement of Additional Information, should be considered only as bearing on our ability to meet our obligations with respect to the death benefit and our assumption of the mortality and expense risks. They should not be considered as bearing on the investment performance of the Fund shares held in the Variable Account. Instructions on how to obtain the Statement of Additional Information are provided on the last page of this prospectus.

Appendix A
Glossary of Terms

Account Value-The sum of the amounts in each Sub-Account of the Variable Account and the Fixed Account Option with respect to a Policy.

Anniversary-The same day in each succeeding year as the day of the year corresponding to the policy date.

Attained Age-With respect to an Insured, the Insured's Issue Age plus the number of completed Policy Years.

Business Day-Any day that we are open for business.

Cash Value-Account Value less any surrender charges.

Cash Surrender Value-The Cash Value decreased by the balance of any outstanding Policy Debt.

Class-The risk and underwriting classification of an Insured.

Due Proof-Such evidence as we may reasonably require in order to establish that a benefit is due and payable.

Effective Date of Coverage-Initially, the Investment Start Date; with respect to any increase in the Specified Face Amount, the Anniversary that falls on or next follows the date we approve the supplemental application for that increase; with respect to any decrease in the Specified Face Amount, the Monthly Anniversary Day that falls on or next follows the date we receive your request.

Expense Charges Applied to Premium-A percentage charge deducted from each premium payment.

Fixed Account Option-The portion of the Account Value funded by assets invested in our general account.

Fund-A mutual fund portfolio in which a Sub-Account invests.

Initial Premium-The amount necessary to put the coverage in force.

Insured-The persons on whose lives a Policy is issued.

Investment Options-The investment choices consisting of the Sub-Accounts and the Fixed Account Option.

Investment Start Date-The date the first premium is applied, which will be the later of the Issue Date, the policy date or the Valuation Date we receive a premium equal to or in excess of the Minimum Initial Premium.

Issue Age-With respect to an Insured, the age as of the Insured's birthday nearest the policy date.

Issue Date-The date we produce a Policy from our system as specified in the Policy.

Monthly Anniversary Day-The same day in each succeeding month as the day of the month corresponding to the policy date.

Monthly Cost of Insurance-A deduction made on a monthly basis for the insurance coverage provided by the Policy.

Monthly Expense Charge-A deduction made on a monthly basis for administration and other expenses.

Mortality and Expense Risk Charge-The annual rate deducted monthly from the Account Value for the mortality and expense risk we assume by issuing the Policy.

Policy Application-The application for a Policy, a copy of which is attached to and incorporated in the Policy.

Policy Debt-The principal amount of any outstanding loan against the Policy, plus accrued but unpaid interest on such loan.

Policy Month-A Policy Month is a one-month period commencing on the policy date or any Monthly Anniversary Day and ending on the next Monthly Anniversary Day.

Policy Proceeds-The amount determined in accordance with the terms of the Policy which is payable at the death of the Surviving Insured. This amount is the death benefit, decreased by the amount of any outstanding Policy Debt and any unpaid charges and deductions, and increased by the amounts payable under any supplemental benefits.

Policy Year-A Policy Year is a one-year period commencing on the policy date or any Anniversary and ending on the next Anniversary.

Principal Office-Sun Life Assurance Company of Canada (U.S.), One Sun Life Executive Park, Wellesley Hills, Massachusetts, 02481, or such other address as we may hereafter specify to you by written notice.

Processing Date-The first Valuation Date on or next following a Monthly Anniversary Day.

Specified Face Amount-The amount of life insurance coverage you request as specified in the Policy.

Sub-Accounts-Sub-accounts into which the assets of the Variable Account are divided, each of which corresponds to an investment choice available to you.

Unit-A unit of measurement that we use to calculate the value of each Sub-Account.

Unit Value-The value of each Unit of assets in a Sub-Account.

Valuation Date-Any day that benefits vary and on which we, the applicable Fund, and the New York Stock Exchange are open for business and any other day as may be required by the applicable rules and regulations of the Securities and Exchange Commission.

Valuation Period-The period of time from one determination of Unit Values to the next following determination of Unit Values. We will determine Unit Values for each Valuation Date as of the close of the New York Stock Exchange on that Valuation Date.

Variable Account-Sun Life of Canada (U.S.) Variable Account I.

Appendix B
Table of Death Benefit Percentages

Age	Applicable Percentage	Age	Applicable Percentage
20	250%	60	130%
21	250%	61	128%
22	250%	62	126%
23	250%	63	124%
24	250%	64	122%
25	250%	65	120%
26	250%	66	119%
27	250%	67	118%
28	250%	68	117%
29	250%	69	116%
30	250%	70	115%
31	250%	71	113%
32	250%	72	111%
33	250%	73	109%
34	250%	74	107%
35	250%	75	105%
36	250%	76	105%
37	250%	77	105%
38	250%	78	105%
39	250%	79	105%
40	250%	80	105%
41	243%	81	105%
42	236%	82	105%
43	229%	83	105%
44	222%	84	105%
45	215%	85	105%
46	209%	86	105%
47	203%	87	105%
48	197%	88	105%
49	191%	89	105%
50	185%	90	105%
51	178%	91	104%
52	171%	92	103%
53	164%	93	102%
54	157%	94	101%
55	150%	95+	100%
56	146%
57	142%
58	138%
59	134%

Appendix C
Privacy Policy

Introduction

At the Sun Life Financial group of companies, protecting your privacy is important to us. Whether you are an existing customer or considering a relationship with us, we recognize that you have an interest in how we may collect, use and share information about you.

Sun Life Financial has a long tradition of safeguarding the privacy of its customers' information. We understand and appreciate the trust and confidence you place in us, and we take seriously our obligation to maintain the confidentiality and security of your personal information.

We invite you to review this Privacy Policy which outlines how we use and protect that information.

Collection of Nonpublic Personal Information by Sun Life Financial

Collecting personal information from you is essential to our ability to offer you high-quality investment, retirement and insurance products. When you apply for a product or service from us, we need to obtain information from you to determine whether we can provide it to you. As part of that process, we may collect information about you, known as nonpublic personal information, from the following sources:
-	Information we receive from you on applications or other forms, such as your name, address, social security number and date of birth;
-	Information about your transactions with us, our affiliates or others, such as other life insurance policies or annuities that you may own; and
-	Information we receive from a consumer reporting agency, such as a credit report.

Limited Use and Sharing of Nonpublic Personal Information by Sun Life Financial

We use the nonpublic personal information we collect to help us provide the products and services you have requested and to maintain and service your accounts. Once we obtain nonpublic personal information from you, we do not disclose it to any third party except as permitted or required by law.

We may share your nonpublic personal information within Sun Life Financial to help us develop innovative financial products and services and to allow our member companies to inform you about them. The Sun Life Financial group of companies provides a wide variety of financial products and services including individual life insurance, individual fixed and variable annuities and group life, disability, and medical stop-loss insurance.

We also may disclose your nonpublic personal information to companies that help in conducting our business or perform services on our behalf, or to other financial institutions with which we have joint marketing agreements. Sun Life Financial is highly selective in choosing these companies, and we require them to comply with strict standards regarding the security and confidentiality of our customers' nonpublic personal information. These companies may use and disclose the information provided to them only for the purpose for which it is provided, as permitted by law.

There also may be times when Sun Life Financial is required to disclose its customers' nonpublic personal information, such as when complying with federal, state or local laws, when responding to a subpoena, or when complying with an inquiry by a governmental agency or regulator.

Our Treatment of Information About Former Customers

Our protection of your nonpublic personal information extends beyond the period of your customer relationship with us. If your customer relationship with us ends, we will not disclose your information to nonaffiliated third parties other than as permitted or required by law.

Security of Your Nonpublic Personal Information

We maintain physical, electronic and procedural safeguards that comply with federal and state regulations to safeguard your nonpublic personal information from unauthorized use or improper access.

Employee Access to Your Nonpublic Personal Information

We restrict access to your nonpublic personal information to those employees who have a business need to know that information in order to provide products or services to you or to maintain your accounts. Our employees are governed by a strict code of conduct and are required to maintain the confidentiality of customer information.

The following Sun Life Financial member companies have adopted this Notice. Other Sun Life Financial affiliated companies have adopted their own privacy policies. Please check their websites for details.
Insurance Companies	Distributors/Broker-Dealers/Underwriters

Sun Life Assurance Company of Canada	Clarendon Insurance Agency, Inc.
Sun Life Assurance Company of Canada (U.S.)	IFMG of Oklahoma, Inc.
Sun Life Insurance and Annuity Company of New York	IFS Agencies, Inc.
Independence Life and Annuity Company	IFS Agencies of Alabama, Inc.
(including the separate accounts of these companies)	IFS Agencies of New Mexico, Inc.
IFS Insurance Agencies of Ohio, Inc.
IFS Insurance Agencies of Texas, Inc.
Independent Financial Marketing Group, Inc.
IFMG Securities, Inc.
LSC Insurance Agency of Arizona, Inc.
LSC Insurance Agency of New Mexico, Inc.

The SAI includes additional information about Sun Life of Canada (U.S.) Variable Account I and is incorporated herein by reference. The SAI and personalized illustrations of death benefits, cash surrender values and cash values are available upon request, at no charge. You may make inquiries about the Policy, request an SAI and request a personalized illustration by calling 1-800-700-6554.

You can review and copy the complete registration statement (including the SAI) which contains additional information about us, the Policy and the Variable Account at the SEC's Public Reference Room in Washington, D.C. To find out more about this public service, call the Securities and Exchange Commission at 202-942-8090. Reports and other information about the Policy and its mutual fund investment options are also available on the SEC's website (www.sec.gov), or you can receive copies of this information, for a duplication fee, by writing the Public Reference Section, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0102.

Investment Company Act File No. 811-09137 FUT406-04
Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, Massachusetts 02481 (800) 700-6554	SUN LIFE LOGO
Futurity Survivorship Variable Universal Life Insurance
Sun Life of Canada (U.S.) Variable Account I
A Last Survivor Flexible Premium Combination Fixed and Variable Universal Life Insurance Policy

This prospectus describes a last survivor combination fixed and variable universal life insurance policy (the "Policy") issued by Sun Life Assurance Company of Canada (U.S.) ("we", "us" or "Company"), a member of the Sun Life Financial group of companies, through Sun Life of Canada (U.S.) Variable Account I, one of our separate accounts. The Policy is being offered, depending on the circumstances, as either an individual policy or as a certificate under a group policy. The substantive terms of a certificate under a group policy will be identical to those of an individual policy. In this prospectus, unless stated otherwise, the term "Policy" will include individual policies, group policies and certificates issued under group policies. The Policy allows "you," the policyowner, within certain limits, to:

- - - -

choose the type and amount of insurance coverage you need and increase or decrease that coverage as your insurance needs change;

choose the amount and timing of premium payments;

allocate net premium payments among the available Investment Options and transfer Account Value among available Investment Options as your investment objectives change; and

access the Policy's Account Value through loans and surrenders.

This prospectus contains important information you should understand before purchasing a Policy. We use certain special terms which are defined in Appendix A. You should read this prospectus carefully and keep it for future reference.

Neither the Securities and Exchange Commission nor any state securities commission has approved these securities or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Prospectus

May 2, 2005

This prospectus does not constitute an offering in any jurisdiction where the offering would not be lawful. You should rely only on the information contained in this prospectus or in the prospectus or statement of additional information of the Funds. We have not authorized anyone to provide you with information that is different.

Risk/Benefit Summary of Policy

Right of Return Period You may return the Policy and receive a refund within 10 days from the date of receipt of the Policy. A longer period may apply in some states. Premium Payments
- - -

Generally, you must make a minimum Initial Premium payment equal to two Minimum Monthly Premiums. The minimum Initial Premium is shown in the illustration for the Policy and is shown in the Policy.

You choose the amount and timing of subsequent premium payments, within certain limits.

You may allocate your net premium payments among the Policy's available Investment Options.

Account Value
Account Value is the sum of the amounts in each Sub-Account and the Fixed Account Option with respect to the Policy.
The Policy's Account Value will reflect-
- - - -

the premiums you pay;

the investment performance of the Sub-Accounts you select, and/or the interest credited to the Fixed Account Option;

any loans or partial surrenders;

the charges we deduct under the Policy.

Accessing the Policy's Account Value
- - -

You may borrow from us using the Account Value as collateral.

You may surrender the Policy for its Cash Surrender Value. Cash Surrender Value is Account Value minus any surrender charges and the amount of any Policy Debt. The surrender charge period ends 15 years after you purchase the Policy or increase the Specified Face Amount of the Policy.

You may make a partial surrender of some of the Policy's Cash Surrender Value after the Policy has been in force for one year. A partial surrender will cause a decrease in the Specified Face Amount of the Policy if the death benefit option is the Specified Face Amount. Reducing the Cash Surrender Value with a partial surrender may increase the risk of Policy lapse.

Death Benefit

If the Policy is in force at the time we receive Due Proof of death of the last of the two Insureds to die, we will pay the beneficiary an amount based on the death benefit option in effect, plus any supplemental benefits added to the Policy, less Policy Debt and any overdue monthly deductions.

Specified Face Amount is the minimum amount of life insurance in the Policy.
-	You have a choice of two death benefit options-
-	the Specified Face Amount; or

-	the sum of the Specified Face Amount and the Account Value of the Policy.
- -	For each option, the death benefit may be greater if necessary to satisfy federal tax laws. After the first Policy Year, you may
- - -	change the death benefit option; increase the Specified Face Amount; or decrease the Specified Face Amount to a level not less than the minimum specified in the Policy..
The Variable Account
- - - - -

We have established a variable separate account to fund the variable benefits under the Policy.

The assets of the variable separate account are free from our general creditor's claims.

The variable separate account is divided into Sub-Accounts.

Each Sub-Account invests exclusively in shares of a corresponding mutual fund.

When you choose Sub-Accounts in the variable separate account, your benefits will fluctuate based on certain economic conditions. These conditions include, but are not limited to

- - - -	inflationary forces, changes in rates of return available from different types of investments, changes in employment rates and the presence of international conflict.
- - -

With such Sub-Accounts, you assume all investment risk.

A comprehensive discussion of the risks of such Sub-Accounts may be found in the underlying Fund's prospectus.

It is unsuitable to purchase a life insurance policy as a short-term savings vehicle because investment risk is best borne over a number of years. Surrender charges may also be imposed if surrender occurs in the early Policy Years.

Investment Options
- - -

You may allocate your net premium payments among the Sub-Accounts and the Fixed Account Option.

You may transfer amounts from one Sub-Account to another or to the Fixed Account Option, subject to any limits that we or the Funds may impose. We will notify you in writing of any such limitations.

You may transfer amounts from the Fixed Account Option, subject to our transfer rules in effect at time of transfer.

What if Charges and Deductions Exceed Cash Surrender Value?
- - - -

Unless the No-Lapse Guarantee applies, the Policy will terminate if the Cash Surrender Value at the beginning of any Policy Month is less than the charges and deductions then due.

We will send you notice and allow you a 61 day grace period.

If, within the grace period, you do not make a premium payment sufficient to cover all charges and deductions due, the Policy will terminate at the end of the grace period.

If the Policy terminates, all coverage ceases and no benefits are payable.

No-Lapse Guarantee

The Policy will not terminate during the No-Lapse Guarantee Period if the premiums paid less partial surrenders less Policy Debt exceed the sum of Minimum Monthly Premiums from the Policy Date to the Valuation Date. The No-Lapse Guarantee Period is the first five Policy Years.

Reinstatement

If the Policy terminates due to insufficient value, we will reinstate it within five years at your request, subject to certain conditions.

Federal Tax Considerations

Purchase of, and transactions under, the Policy may have tax consequences that you should consider. You may wish to consult a qualified tax professional prior to purchase regarding tax treatment of death benefits, loans and surrenders.

Supplemental Benefits
-	You may supplement the Policy with the following riders where available-
- -	estate preservation maturity extension with full death benefit
-	We will deduct the cost, if any, of the rider(s) from the Policy's Account Value on a monthly basis.

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time that you buy the Policy, surrender the Policy or transfer amounts between Investment Options.
TRANSACTION FEES
Charge	When Charge is Deducted	Amount Deducted
Expense Charge Applied to Premium	Upon premium receipt	(On premium up to and including Target1)
		Policy Year 1: Policy Years 2+:	10.0% Guaranteed: 7.25% Current: 5.25%
(On premium in excess of Target)
		Guaranteed: Current:	7.25% 5.25%
Surrender Charge[2] Minimum and Maximum Charge	Upon policy surrender before the sixteenth Policy Year and upon surrender of a Policy increase before fifteen years have elapsed from the increase effective date	(Per $1000 of Specified Face Amount)
$0.33/$45.00[3]
Representative Owner Charge[4] (For a male, issue age 55 and a female, issue age 55, policy year 1.)		$27.22
Illustration Charge	Upon request	Guaranteed: Current:	$25.00 $0.00

The next table describes the fees and expenses that you will pay periodically during the time you own the Policy, not including Fund fees and expenses.
PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES
Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance[5] Minimum and Maximum Charge	At the beginning of a Policy Month	(Per $1000 of Policy Net Amount at Risk)
		Guaranteed: Current:	$0.001/$1000.00[7] $0.00005/$363.77[6]
Representative Owner Charge[8] (For a male, preferred, non- tobacco, issue age 55 and a female, preferred, non-tobacco, issue age 55, policy year 1.)		Guaranteed: Current:	$0.05 $0.01
Mortality and Expense Risk Charge	At the beginning of a Policy Month	(On the assets allocated to the Variable Account)
0.50%
Monthly Expense Charge Minimum and Maximum Charge	At the beginning of a Policy Month	(Per $1000 of Specified Face Amount) $0.48/$2.40 for the first 10 Policy Years following Policy Issuance and for the first 10 Policy Years following an increase in the Specified Face Amount[9]
Representative Owner Charge (For a male, preferred, non- tobacco, issue age 55 and a female, preferred, non-tobacco, issue age 55, policy year 1.)		$0.96 for the first 10 Policy Years following Policy Issuance and for the first 10 Policy Years following an increase in the Specified Face Amount[10]
Loan Interest	At the end of each Policy Year	Policy Years 1-10: Policy Years 11+:	4.0% 3.0%

The next table describes the charges you will pay periodically during the time you own any riders attached to the Policy.
OPTIONAL CHARGES
Charge	When Charge is Deducted	Amount Deducted
Estate Preservation Rider Minimum and Maximum Charge	At the beginning of a Policy Month	(Per $1000 of Rider Face Amount)
		$0.01/$6.44[11]
Representative Owner Charge[12] (For a male, preferred, non- tobacco, issue age 55 and a female, preferred, non-tobacco, issue age 55.)		$0.12
Maturity Extension With Full Death Benefit Rider Minimum and Maximum Charge	At the beginning of a Policy Month	(Per $1000 of Policy Net Amount at Risk)
		$0.12/$7.92[13]
Representative Owner Charge[14] (For two Insureds, issue age 55.)		$0.24

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Policy. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

TOTAL ANNUAL FUND OPERATING EXPENSES	Minimum	Maximum
Total Annual Fund Expenses (expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.61%	1.35%


1Target premium is based on the Specified Face Amount and each Insured's age, sex and rating class.

2The surrender charge varies based on the length of time the Policy has been in force and each Insured's issue age, sex and rating class. The surrender charge shown may not be representative of the charge that you will pay. You may obtain more information about the particular surrender charge that would apply to you from your sales representative.

3The first number is the minimum surrender charge possible under the Policy. The $0.33 represents the charge per $1000 of Specified Face Amount for two Insured females, non-tobacco, issue age 20, policy year 15. The second number is the maximum surrender charge possible under the Policy. The $45.00 represents the charge per $1000 of Specified Face Amount for two Insured males, tobacco, issue age 85, policy year 1.

4A Representative Owner is an Insured male, issue age 55 and an Insured female, issue age 55, policy year 1. It is assumed the Owner and the Insureds are the same person.

5The cost of insurance charge varies based on the length of time the Policy has been in force and each Insured's age, sex and rating class. The cost of insurance charge shown may not be representative of the charge that you will pay. You may obtain more information about the particular cost of insurance charge that would apply to you from your sales representative.

6The first number is the current minimum cost of insurance charge possible under the Policy. The $0.00005 represents the per $1000 of Net Amount at Risk charge for two Insured females, standard, non-tobacco, issue age 27, policy year 1. The second number is the current maximum cost of insurance charge possible under the Policy. The $363.77 represents the per $1000 of Net Amount at Risk charge for two Insured males, standard, tobacco, issue age 85, policy year 15.

7The first number is the guaranteed minimum cost of insurance charge possible under the Policy. The $0.001 represents the per $1000 of Net Amount at Risk charge for two Insured females, standard, non-tobacco, issue age 20, policy year 1. The second number is the guaranteed maximum cost of insurance charge possible under the Policy. The $1000.00 represents the per $1000 of Net Amount at Risk charge for two Insured males, standard, tobacco, issue age 85, policy year 15.

8A Representative Owner is an Insured male, preferred, non-tobacco, issue age 55 and an Insured female, preferred, non-tobacco, issue age 55, policy year 1. It is assumed the Owner and the Insureds are the same person.

9The first number is the minimum monthly expense charge possible under the Policy. The $0.48 represents the per $1000 of Net Amount at Risk annual charge for two Insured females, preferred, non-tobacco, issue age 20. The second number is the maximum monthly expense charge possible under the Policy. The $2.40 represents the per $1000 of Net Amount at Risk annual charge for two Insured males, standard, tobacco, issue age 85. The charge shown may not be representative of the charge that you will pay. You may obtain more information about the particular charge that would apply to you from your sales representative.

10A Representative Owner is an Insured male, preferred, non-tobacco, issue age 55 and an Insured female, preferred, non-tobacco, issue age 55, policy year 1. It is assumed the Owner and the Insureds are the same person.

11The first number is the minimum charge for the rider. The $0.01 represents the charge for two Insured females, preferred, non-tobacco, issue age 20. The second number is the maximum charge for the rider. The $6.44 represents the charge for two Insured males, preferred, tobacco, issue age 75. The charge shown may not be representative of the charge that you will pay. You may obtain more information about the particular charge that would apply to you from your sales representative.

12A Representative Owner is an Insured male, preferred, non-tobacco, issue age 55 and an Insured female, preferred, non-tobacco, issue age 55.

13The first number is the minimum charge for the rider. The $0.12 represents the charge for two Insureds, issue age 20. The second number is the maximum charge for the rider. The $7.92 represents the charge for two Insureds, issue age 85. The charge shown may not be representative of the charge that you will pay. You may obtain more information about the particular charge that would apply to you from your sales representative.

14The Representative Owner is two Insureds, issue age 55.

Sun Life Assurance Company of Canada (U.S.)

We are a stock life insurance company incorporated under the laws of Delaware on January 12, 1970. We do business in 49 states, the District of Columbia and the Virgin Islands. We have an insurance company subsidiary that does business in New York. Our executive office mailing address is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

We are ultimately controlled by Sun Life Financial Inc. ("Sun Life Financial"). Sun Life Financial, a corporation organized in Canada, is a reporting company under the Securities Exchange Act of 1934 with common shares listed on the Toronto, New York and Philippine stock exchanges.

The Variable Account

We established Sun Life of Canada (U.S.) Variable Account I in accordance with Delaware law on December 1, 1998. The Variable Account may also be used to fund benefits payable under other life insurance policies issued by us. We are obligated to pay all benefits payable under the Policy.

We own the assets of the Variable Account. The income, gains or losses, realized or unrealized, from assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to our other income, gains or losses.

We will at all times maintain assets in the Variable Account with a total market value at least equal to the reserves and other liabilities relating to the variable benefits under all policies participating in the Variable Account. The assets of the Variable Account are insulated from our general liabilities and may not be charged with our liabilities from our other business. Our obligations under those policies are, however, our general corporate obligations.

The Variable Account is registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940 ("1940 Act") as a unit investment trust. Registration under the 1940 Act does not involve any supervision by the SEC of the management or investment practices or policies of the Variable Account.

The Variable Account is divided into Sub-Accounts. Each Sub-Account invests exclusively in shares of a corresponding investment portfolio of a registered investment company (commonly known as a mutual fund). We may in the future add new or delete existing Sub-Accounts. The income, gains or losses, realized or unrealized, from assets allocated to each Sub-Account are credited to or charged against that Sub-Account without regard to the other income, gains or losses of the other Sub-Accounts. All amounts allocated to a Sub-Account will be used to purchase shares of the corresponding mutual fund. The Sub-Accounts will at all times be fully invested in mutual fund shares. The Variable Account may contain certain sub-accounts which are not available under the Policy.

The Funds

The Policy offers a number of Fund options, which are briefly discussed below. Each Fund is a mutual fund registered under the Investment Company Act of 1940, or a separate series of shares of such a mutual fund. More comprehensive information, including a discussion of potential risks, is found in the current prospectuses for the Funds (the "Fund Prospectuses"). The Fund Prospectuses should be read in connection with this prospectus. A copy of each Fund Prospectus may be obtained without charge by calling (800) 700-6554, or writing to Sun Life Assurance Company of Canada (U.S.), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

The Funds currently available are:

AIM Variable Insurance Funds (advised by A I M Advisors, Inc.)

     AIM V.I. Capital Appreciation Fund (Series I Shares) seeks growth of capital by investing principally in common stocks of companies which the Fund's portfolio managers believe are likely to benefit from new or innovative products, services or processes, as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth.

     AIM V.I. Growth Fund* (Series I Shares) seeks growth of capital by investing in seasoned and better-capitalized companies considered to have strong earnings momentum.

     AIM V.I. Core Equity Fund* (Series I Shares) seeks growth of capital by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities, of established companies that have long-term, above-average growth in earnings.

     AIM V.I. International Growth Fund (Series I Shares) seeks to provide long-term growth of capital by investing in a diversified portfolio of international equity securities whose issuers are considered to have strong earnings momentum.

The Alger American Fund (advised by Fred Alger Management, Inc.)

     Alger American Growth Portfolio (Class O) seeks long-term capital appreciation by investing primarily in equity securities of companies with market capitalizations of $1 billion or more.

     Alger American Income & Growth Portfolio (Class O) seeks primarily to provide a high level of dividend income by investing in dividend paying equity securities. Capital appreciation is a secondary objective.

     Alger American Small Capitalization Portfolio (Class O) seeks long-term capital appreciation by investing primarily in the equity securities of small companies with market capitalizations within the range of the Russell(R) 2000 Growth Index or the S&P(R) SmallCap 600 Index.

NOTE: Allocations to Alger American Growth Fund, Alger American Income & Growth Fund and Alger American Small Capitalization Fund are not permitted on or after May 1, 2002.

Dreyfus Investment Portfolios (advised by the Dreyfus Corporation)

     Dreyfus MidCap Stock Portfolio (Initial Shares) seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the S&P MidCap 400(R) Index.

Goldman Sachs Variable Insurance Trust (advised by Goldman Sachs Asset Management, L.P.).

     Goldman Sachs VIT CORESM Small Cap Equity Fund seeks long-term growth of capital by investing in a broadly diversified portfolio of equity investments in small-cap U.S. issuers, including foreign issuers that are traded in the United States.

     Goldman Sachs VIT CORESM U.S. Equity Fund seeks long-term growth of capital and dividend income by investing in a broadly diversified portfolio of large cap and blue chip equity securities representing all major sectors of the U.S. economy.

     Goldman Sachs VIT Growth and Income Fund seeks long-term growth of capital and growth of income.

     Goldman Sachs VIT International Equity Fund seeks long-term capital appreciation by investing in equity securities of companies that are organized outside the U.S. or whose securities are principally traded outside the U.S.

     Goldman Sachs VIT Mid Cap Value Fund seeks long-term capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) in a diversified portfolio of equity investments in mid-cap issuers with public stock market capitalizations within the range of the market capitalization of companies constituting the Russell Midcap Value Index(R) at the time of investment. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.

MFS/Sun Life Series Trust (advised by Massachusetts Financial Services Company, a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly owned subsidiary of Sun Life Financial, Inc., a diversified financial services organization)

     MFS/Sun Life Capital Appreciation Series* (Initial Class) seeks to maximize capital appreciation by investing in securities of all types, with major emphasis on common stocks.

     MFS/Sun Life Emerging Growth Series* (Initial Class) seeks long-term growth of capital.

     MFS/Sun Life Government Securities Series (Initial Class) seeks current income and preservation of capital by investing in U.S. Government and U.S. Government-related Securities.

     MFS/Sun Life High Yield Series (Initial Class) seeks high current income and capital appreciation by investing primarily in certain low rated or unrated fixed income securities (possibly with equity features) of U.S. and foreign issuers.

     MFS/Sun Life Massachusetts Investors Growth Stock Series (Initial Class) seeks to provide long-term growth of capital and future income rather than current income.

     MFS/Sun Life Massachusetts Investors Trust Series (Initial Class) seeks long-term growth of capital with a secondary objective to seek reasonable current income.

     MFS/Sun Life New Discovery Series (Initial Class) seeks capital appreciation by generally focusing on smaller cap emerging growth companies that are early in their life cycle.

     MFS/Sun Life Total Return Series (Initial Class) mainly seeks to obtain above-average income (compared to a portfolio entirely invested in equity securities) consistent with prudent employment of capital; its secondary objective is to take advantage of opportunities for growth of capital and income since many securities offering a better than average yield may also possess growth potential.

     MFS/Sun Life Utilities Series (Initial Class) seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities) by investing under normal market conditions, at least 80% of its assets in equity and debt securities of both domestic and foreign companies in the utilities industry.

     MFS/Sun Life Value Series (Initial Class) seeks capital appreciation and reasonable income by investing primarily in income producing equity securities of companies that MFS believes are undervalued in the market relative to their long term potential.

Premier VIT (advised by OpCap Advisors LLC)

     OpCap Equity Portfolio seeks long-term capital appreciation through investment in securities (primarily equity securities) of companies that are believed by the advisor to be undervalued in the marketplace in relation to factors such as the companies' assets or earnings.

     OpCap Managed Portfolio seeks to achieve growth of capital over time through investment in a portfolio consisting of common stocks, bonds and cash equivalents, the percentages of which will vary based on the Manager's assessments of the relative outlook for such investments.

     OpCap Mid Cap Portfolio seeks long-term capital appreciation through investment in a diversified portfolio of equity securities selected on the basis of a value oriented approach to investing with market capitalizations of between $500 and $8 billion.

     OpCap Small Cap Portfolio seeks capital appreciation through investment in a diversified portfolio consisting primarily of equity securities of companies with market capitalizations of under $2 billion.

Note: The OpCap Portfolios are not available as investment options to policies issued on or after July 17, 2000. Further, the OpCap Portfolios are closed to new premium, allocations and transfers on May 1, 2002 and thereafter.

PIMCO Variable Insurance Trust (advised by Pacific Investment Management Company LLC ("PIMCO"))

     PIMCO VIT Low Duration Portfolio (Administrative Class) seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its net assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of the Portfolio normally varies within a one to three year time frame based on PIMCO's forecast for interest rates.

Sun Capital Advisers TrustSM (advised by Sun Capital Advisers, Inc., an affiliate of the Company; OpCap Advisors LLC serves as investment subadviser to SCSM Value Small Cap Fund; Wellington Management Company, LLP, serves as investment subadviser to SCSM Blue Chip Mid Cap Fund.)

     Sun Capital Money Market Fund(R) (Initial Class) seeks to maximize current income, consistent with maintaining liquidity and preserving capital, by investing exclusively in high quality U.S. dollar denominated money market securities.

     Sun Capital Investment Grade Bond Fund(R) (Initial Class) seeks high current income consistent with relative stability of principal by investing at least 80% of its net assets in investment grade bonds. The Fund may invest up to 20% of its assets in lower rated or unrated bonds (also known as high yield or junk bonds).

     Sun Capital Real Estate Fund(R) (Initial Class) primarily seeks long-term capital growth and, secondarily, seeks current income and growth of income. The Fund invests at least 80% of its net assets in securities of real estate investment trusts and other real estate companies.

     SCSM Blue Chip Mid Cap Fund seeks long-term capital growth by investing, under normal conditions, at least 80% of its net assets in a diversified portfolio of common stocks and other equity securities of U.S. companies with market capitalizations within the collective range of the Russell Midcap or the S & P MidCap 400 Indexes.

     SCSM Value Small Cap Fund seeks capital appreciation by investing at least 80% of its net assets in a diversified portfolio of equity securities of companies with market capitalizations of under $2 billion at time of purchase.

*On and after August 6, 2004, AIM VI Core Equity Fund, AIM VI Growth Fund, MFS/Sun Life Capital Appreciation Series and MFS/Sun Life Emerging Growth Series are not open to new premium or transfers.

Although the investment objectives and policies of the Funds may be similar to those of other mutual funds managed by the Funds' investment advisers, the investment results of the Funds can differ significantly from those of such other mutual funds.

Some of the Funds' investment advisers may compensate us for administering the Funds as investment options under the Policy. Such compensation is paid from advisers' assets.

The Funds may also be available to separate accounts offering variable annuity and variable life products of other affiliated and unaffiliated insurance companies, as well as our other separate accounts. Although we do not anticipate any disadvantages in this, there is a possibility that a material conflict may arise between the interests of the Variable Account and one or more of the other separate accounts participating in the Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of policyowners and those of other companies, or some other reason. In the event of conflict, we will take any steps necessary to protect policyowners, including withdrawal of the Variable Account from participation in the Funds which are involved in the conflict or substitution of shares of other Funds.

Fees and Expenses of the Funds

Fund shares are purchased at net asset value, which reflects the deduction of investment management fees and certain other expenses. The management fees are charged by each Fund's investment adviser for managing the Fund and selecting its portfolio of securities. Other Fund expenses can include such items as interest expense on loans and contracts with transfer agents, custodians and other companies that provide services to the Fund.

The Fund expenses are assessed at the Fund level and are not direct charges against Variable Account assets or reductions from Cash Values. These expenses are taken into consideration in computing each Fund's net asset value, which is the share price used to calculate the Unit Values of the Variable Account. Thus, you indirectly bear the fees and expenses of the Funds you select.

The management fees and other expenses of the Funds are more fully described in the Fund Prospectuses. The information relating to the Fund expenses was provided by the Fund and was not independently verified by us.

Our General Account

Our general account consists of all of our assets other than those in our variable separate accounts. Subject to applicable law, we have sole discretion over the investment of our general account assets.

The Fixed Account Option is not a security and the general account is not an investment company. Interests in our general account offered through the Fixed Account Option have not been registered under the Securities Act of 1933 and our general account has not been registered as an investment company under the Investment Company Act of 1940.

You may allocate net premiums to the Fixed Account Option and may transfer a portion of your investments in the Sub-Accounts to the Fixed Account Option. You may also transfer a portion of your investment in the Fixed Account Option to any of the variable Sub-Accounts. Transfers may be subject to certain restrictions.

An investment in the Fixed Account Option does not entitle you to share in the investment experience of our general account. Instead, we guarantee that your fixed account investment will accrue interest daily at an effective annual rate of at least 3%, without regard to the actual investment experience of our general account. We may, at our sole discretion, credit a higher rate of interest, but are not obligated to do so.

Investment Programs

Dollar Cost Averaging. You may select, at no extra charge, a dollar cost averaging program by allocating a minimum of $5,000 to a Sub-Account designated by us. Each month or quarter, a level amount will be transferred automatically, at no cost, to one or more Sub-Accounts chosen by you, up to a maximum of twelve. The program continues until the Account Value allocated to the program is depleted or you elect to stop the program.

The main objective of a dollar cost averaging program is to minimize the impact of short-term price fluctuations. Since the same dollar amount is transferred to other available Sub-Accounts at set intervals, dollar cost averaging allows you to purchase more Units (and, indirectly, more Fund shares) when prices are low and fewer Units (and, indirectly, fewer Fund shares) when prices are high. Therefore, a lower average cost per Unit may be achieved over the long-term. A dollar cost averaging program allows you to take advantage of market fluctuations. However, it is important to understand that a dollar cost averaging program does not assure a profit or protect against loss in a declining market.

Asset Rebalancing. Once your money has been allocated among the Investment Options, the earnings may cause the percentage invested in each Investment Option to differ from your allocation instructions. You can direct us to automatically rebalance the policy among your Sub-Accounts to return to your allocation percentages by selecting our asset rebalancing program. The rebalancing will be on a calendar quarter, semi-annual or annual basis, depending on your instructions. The minimum amount of each rebalancing is $1,000. There is no charge for asset rebalancing. In addition, rebalancing will not be counted against any limit we may place on your number of transfers in a Policy Year. You may not select dollar cost averaging and asset rebalancing at the same time. We reserve the right to modify, suspend or terminate this program at anytime. We also reserve the right to waive the $1,000 minimum amount for asset rebalancing.

Asset Allocation. One or more asset allocation investment programs may be made available in connection with the Policy, at no extra charge. Asset allocation is the process of investing in different asset classes -- such as equity funds, fixed income funds and money market funds -- depending on your personal investment goals, tolerance for risk, and investment time horizon. By spreading your money among a variety of asset classes, you may be able to reduce the risk and volatility of investing, although there are no guarantees, and asset allocation does not insure a profit or protect against loss in a declining market. Currently, you may select one of the asset allocation models, each of which represents a combination of Sub-Accounts with a different level of risk. These asset allocation models, as well as the terms and conditions of the asset allocation program, are fully described in a separate brochure. We may add or delete such programs in the future. If you elect an asset allocation program, we automatically rebalance your premium payments among the Sub-Accounts represented in the model you choose. We rebalance your premium payments on a quarterly basis, without further instruction, until we receive notification that you wish to terminate the program or choose a different model. While the asset allocation models may be reviewed and changed from time to time, we will not change your original percentage allocations among the Sub-Accounts in the model you chose and will discontinue rebalancing at that time, unless you advise us otherwise. You should consult your financial adviser periodically to consider whether the model you have selected is still appropriate for you or whether you wish to change your percentage allocations.

About the Policy

Policy Application, Issuance and Initial Premium

To purchase a Policy, you must first submit an application to our Principal Office. We may then follow certain underwriting procedures designed to determine the insurability of the proposed Insureds. We offer the Policy on a regular (medical) underwriting basis. We may require medical examinations and further information before the proposed application is approved. Both Insureds must be acceptable risks based on our underwriting limits and standards. We may, however, issue a Policy based on the health of one Insured where the other Insured would not normally be an acceptable risk for comparable individual life insurance coverage. A Policy cannot be issued until the underwriting process has been completed to our satisfaction. We reserve the right to reject an application that does not meet our underwriting requirements or to apply extra charges for the underwriting classification for an Insured which will result in increased Monthly Cost of Insurance charges. You must specify certain information in the application, including the Specified Face Amount, the death benefit option and supplemental benefits, if any. The Specified Face Amount generally may not be decreased below $250,000-the "Minimum Specified Face Amount." While your application is being reviewed, we may make available to you temporary life insurance coverage if you have signed a Policy Application and, at that same time, submitted a separate signed application for temporary coverage and made an advance payment. The temporary coverage, if available, begins on the date that separate application for it is signed, has a maximum amount and is subject to other conditions. Pending approval of your application, any advance payments will be held in our general account. Upon approval of the application, we will issue to you a Policy on the lives of the Insureds. The Issue Date is the date we produce the Policy on our system and is specified in the Policy. A specified minimum Initial Premium is due and payable as of the Issue Date of the Policy. The Effective Date of Coverage for the Policy will be the later of-

- -	the Issue Date, or the date a premium is paid equal to or in excess of the specified Initial Premium.
If an application is not approved, we will promptly return all advance payments to you.

Right of Return Period

If you are not satisfied with the Policy, it may be returned by delivering or mailing it to our Principal Office or to the representative from whom the Policy was purchased within 10 days from the date of receipt of the Policy (the "Right of Return Period"). A longer period may apply in some states. A Policy returned under this provision will be deemed void. You will receive a refund equal to the sum of all premium payments made, if the Policy indicates this is your right; otherwise, your refund will equal the sum of-

- - -

the difference between any premium payments made, including fees and charges, and the amounts allocated to the Variable Account;

the value of the amounts allocated to the Variable Account on the date the cancellation request is received by us at our Principal Office; and

any fees or charges imposed on amounts allocated to the Variable Account.

Unless the Policy indicates you are entitled to receive a full refund of premiums paid, you bear all of the investment risk during the Right of Return Period. During the Right of Return Period, we will allocate the net premium payments to the money market Sub-Account or to our general account, whichever we specify in the Policy. Upon expiration of the Right of Return Period, the Account Value in that Sub-Account or in the general account, as applicable, will be transferred to the Investment Options in accordance with your allocation instructions.

Policies delivered in Connecticut only. During the first eighteen months, the Policy is in force, You may exchange it for a last survivor flexible premium adjustable life insurance policy issued by Us or an affiliate, the benefits of which do not vary with the investment performance of a separate account. The Account Value of the Policy will be transferred to the new policy. We will not require evidence of insurability for the exchange. To effect an exchange, You must give Us written notice at Our Principal Office within this eighteen-month period.

Premium Payments

All premium payments must be made payable to Sun Life Assurance Company of Canada (U.S.) and mailed to our Principal Office. The Initial Premium will be due and payable as of the Policy's Issue Date. The minimum Initial Premium is, generally, two Minimum Monthly Premiums. Additional premium payments may be paid to us subject to the limitations described below.

Premium. We reserve the right to limit the number of premium payments we accept in a year. No premium payment may be less than $50 without our consent, although we will accept a smaller premium payment if necessary to keep the Policy in force. We reserve the right not to accept a premium payment that causes the death benefit to increase by an amount that exceeds the premium received. Evidence of insurability satisfactory to us may be required before we accept any such premium. We will not accept premium payments that would, in our opinion, cause the Policy to fail to qualify as life insurance under applicable federal tax law. If a premium payment is made in excess of these limits, we will accept only that portion of the premium within those limits, and will refund the remainder to you.

Net Premiums. The net premium is the amount you pay as the premium less the Expense Charges Applied to Premium.

Allocation of Net Premium. Except as otherwise described herein, net premium will be allocated in accordance with your allocation percentages. You must allocate at least 5% of net premium to any Investment Option you choose. Percentages must be in whole numbers. We reserve the right to limit the number of Investment Options to which you may allocate the Account Value to not more than 20 Investment Options.

Premiums received prior to the end of the Right of Return Period will be credited to the Sun Capital Money Market Sub-Account or to the Fixed Account Option, whichever we specify in the Policy. You initial allocation percentages will take effect at the end of the Right of Return Period.

You may change your allocation percentages at any time by telephone or written request to our Principal Office. Telephone requests will be honored only if we have a properly completed telephone authorization form for you on file.

We, our affiliates and the representative from whom you purchased the Policy will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. We will use reasonable procedures to confirm that instructions communicated by telephone are genuine. You will be required to identify yourself by name and a personal identification number for transactions initiated by telephone. An allocation change will be effective as of the date we accept receipt of the request for that change.

Planned Periodic Premiums. While you are not required to make additional premium payments according to a fixed schedule, you may select a planned periodic premium schedule and corresponding billing period, subject to our limits. We will send you reminder notices for the planned periodic premium at each billing period as specified in the Policy, unless reminder notices have been suspended as described below. You are not required, however, to pay the planned periodic premium; you may increase or decrease the planned periodic premium subject to our limits, and you may skip a planned payment or make unscheduled payments. You may change your planned payment schedule or the billing period, subject to our approval. Depending on the investment performance of the Sub-Accounts you select, the planned periodic premium may not be sufficient to keep the Policy in force, and you may need to change your planned payment schedule or make additional payments in order to prevent termination of the Policy. We will suspend reminder notices at your written request, and we reserve the right to suspend reminder notices if premiums are not being paid (except for notices in connection with the grace period). We will notify you prior to suspending reminder notices.

Death Benefit

If the Policy is in force at the time of death of the last Insured to die, we will pay the beneficiary an amount based on the death benefit option in effect once we have received Due Proof of such Insured's death. The amount payable will be:

- - - -

the amount of the selected death benefit option, plus

any amounts payable under any supplemental benefits added to the Policy, minus the value of any Policy Debt on the date of death of the last Insured to die, minus any overdue monthly deductions if death occurs during a grace period.

We will pay this amount to the beneficiary in one lump sum, unless we and the beneficiary agree on another form of settlement.

You may select between two death benefit options. You may change the death benefit option after the first Policy Year.

Option A. Under this option, the death benefit is-
- -

the Policy's Specified Face Amount on the date of death of the last Insured to die; or, if greater,

the Policy's Account Value on the date of death of the last Insured to die multiplied by the applicable percentage shown in the table set forth in Appendix B.

This death benefit option should be selected if you want the death benefit to remain level over time. Option B. Under this option, the death benefit is-
- -

the sum of the Specified Face Amount and Account Value of the Policy on the date of death of the last Insured to die; or, if greater,

the Policy's Account Value on the date of death of the last Insured to die multiplied by the applicable percentage shown in the table set forth in Appendix B.

This death benefit option should be selected if you want your death benefit to change with the Policy's Account Value. There is no charge related to the election of Option B.

As Option B includes the Policy's Account Value, the death benefit will be impacted in a positive or negative manner by the premiums you pay, the investment performance of the Sub-Accounts you select, the interest credited to the Fixed Account Option, any loans, partial withdrawals and the charges we deduct under the Policy. For example, the death benefit may be less if there is

- - -	minimum premium funding, poor investment performance of the Sub-Accounts you select, minimum interest credited to the Fixed Account Option,
- - -	an unpaid loan, a partial surrender and/or maximum charge deductions.

You may change your death benefit option after the first Policy Year. If you change from Option B to Option A, the Specified Face Amount will be increased by an amount equal to the Policy's Account Value on the effective date of change. If you change from Option A to Option B, the Specified Face Amount will be decreased by an amount equal to the Policy's Account Value on the effective date of the change.

Changes in Specified Face Amount

You may increase or decrease the Specified Face Amount of the Policy within certain limits.

Minimum Changes. Each increase in the Specified Face Amount must be at least $20,000. We reserve the right to change the minimum amount by which you may change the Specified Face Amount.

Increases. You may request an increase in the Specified Face Amount. You must provide satisfactory evidence of both Insured's insurability. Once requested, an increase will become effective at the next policy anniversary following our approval of your request. The Policy does not allow for an increase if either Insured's Attained Age is greater than 80 on the effective date of the increase.

Decreases. A decrease will become effective at the beginning of the next Policy Month following our approval of your request. The Specified Face Amount after the decrease must be at least $250,000. Surrender charges will apply to decreases in the Specified Face Amount during the surrender charge period except for decreases in the Specified Face Amount resulting from a change in the death benefit option or a partial surrender.

For purposes of determining surrender charges and later cost of insurance charges, we will apply a decrease in Specified Face Amount in the following order-
- - -	first, to the most recent increase; second, to the next most recent increases, in reverse chronological order; and finally, to the initial Specified Face Amount.
Accessing The Account Value

Surrenders and Surrender Charges

You may surrender the Policy for its Cash Surrender Value at any time while the Insured is living. If you do, the insurance coverage and all other benefits under the Policy will terminate. If you surrender the Policy and receive its Cash Surrender Value, you may incur surrender charges, taxes and tax penalties.

Cash Surrender Value is the Policy's Account Value less the sum of-

- -	the outstanding balance of any Policy Debt; and any surrender charges.

We will deduct surrender charges from the Account Value if you surrender the Policy or request a decrease in the Specified Face Amount during the surrender charge period. There are separate surrender charges for the initial Specified Face Amount and any increase in the Specified Face Amount you request. The surrender charge period will start on the Policy's Issue Date and on the effective date for the increase, respectively.

We will determine the Cash Surrender Value at the next close of business on the New York Stock Exchange after we receive your written request for surrender at our Principal Office.

If you surrender the Policy, we will apply a surrender charge to the initial Specified Face Amount and to each increase in the Specified Face Amount other than an increase resulting from a change in the death benefit option. The surrender charge will be calculated separately for the initial Specified Face Amount and each increase in the Specified Face Amount. The surrender charge will be an amount based on certain factors, including the Policy's Specified Face Amount and each Insured's age, sex and rating class.

The following are examples of surrender charges at representative Issue Ages.

First Year Surrender Charges Per $1,000 of Specified Face Amount (Male/Female Insured Pair, Non-tobacco)
Issue Ages 35 & 35 $8.48	Issue Ages 45 & 45 $19.19	Issue Ages 55 & 55 $27.22
Issue Ages 65 & 65 $40.02	Issue Ages 75 & 75 $45.00	Issue Ages 85 & 85 $45.00
The surrender charge will be calculated based on the surrender charge percentages for the initial Specified Face Amount and each increase in the Specified Face Amount as shown in the table below.
Surrender Charge (as a Percentage of the First Year Surrender Charge)
	Issue Ages
Year	35 & 35	45 & 45	55 & 55	65 & 65	75 & 75	85 & 85
1	100.00	100.00	100.00	100.00	100.00	100.00
2	90.000	90.000	90.000	90.000	90.000	90.000
3	80.000	80.000	80.000	80.000	80.000	80.000
4	70.000	70.000	70.000	70.000	70.000	70.000
5	60.000	60.000	60.000	60.000	60.000	60.000
6	50.000	50.000	50.000	50.000	50.000	50.000
7	45.000	45.000	45.000	45.000	40.000	40.000
8	40.000	40.000	40.000	40.000	30.000	30.000
9	35.000	35.000	35.000	35.000	20.000	20.000
10	30.000	30.000	30.000	30.000	10.000	10.000
11	25.000	25.000	25.000	25.000	0.000	0.000
12	20.000	20.000	20.000	20.000	0.000	0.000
13	15.000	15.000	15.000	15.000	0.000	0.000
14	10.000	10.000	10.000	10.000	0.000	0.000
15	5.000	5.000	5.000	5.000	0.000	0.000
16+	0.000	0.000	0.000	0.000	0.000	0.000
For policies delivered in Pennsylvania, surrender charges in the first Policy Year are lower for certain issue ages.

A surrender charge will be applied for each decrease in the Specified Face Amount except for decreases in the Specified Face Amount resulting from a change in death benefit option or partial surrender. These surrender charges will be applied in the following order:

- - -	first, to the most recent increase; second, to the next most recent increases, in reverse chronological order; and third, to the initial Specified Face Amount.

On a decrease in the initial Specified Face Amount, you will pay a proportion of the full surrender charge based on the ratio of the face amount decrease to the initial Specified Face Amount. The surrender charge you pay on a decrease that is less than the full amount of an increase in Specified Face Amount will be calculated on the same basis. Future surrender charges will be reduced by any applicable surrender charges for a decrease in the Specified Face Amount.

You may allocate any surrender charges resulting from a decrease in the Specified Face Amount among the Investment Options. If you do not specify the allocation, then the surrender charges will be allocated proportionally among the Investment Options in excess of any Policy Debt.

Partial Surrenders

You may make a partial surrender of the Policy once each Policy Year after the first Policy Year by written request to us. Each partial surrender must be for at least $200, and no partial surrender may be made-

- -

during the first ten Policy Years for more than 20 percent of the Cash Surrender Value at the end of the first Valuation Date after we receive your request or thereafter for more than the Cash Surrender Value.

If the applicable death benefit option is Option A, the Specified Face Amount will be decreased by the amount of the partial surrender. We will apply the decrease to the initial Specified Face Amount and to each increase in Specified Face Amount in the following order-

- - -	first, to the most recent increase; second, to the next most recent increases, in reverse chronological order; and third, to the initial Specified Face Amount.

Unless you specify otherwise, the partial surrender will be allocated proportionally among the Investment Options in excess of any Policy Debt. We will not accept requests for a partial surrender if the Specified Face Amount remaining in force after the partial surrender would be less than the minimum Specified Face Amount. We will effect a partial surrender at the next close of business on the New York Stock Exchange after we receive your written request. A partial surrender may result in taxes and tax penalties.

Policy Loans

Using the Policy as collateral, you may request a policy loan of up to 90% of the Policy's Cash Value, decreased by the amount of any outstanding Policy Debt on the date the policy loan is made. The Policy will terminate for no value subject to a grace period if the Policy Debt exceeds the Cash Value. During the first five Policy Years, however, the Policy will not terminate if it satisfies the minimum premium test.

You may allocate the policy loan among the Investment Options. If you do not specify the allocation, then the policy loan will be allocated proportionally among the Investment Options in excess of any Policy Debt. Loan amounts allocated to the Sub-Accounts will be transferred to the Fixed Account Option. We will periodically credit interest at an effective annual rate of 3% on the loaned values of the Fixed Account Option.

Interest on the policy loan will accrue daily at 4% annually during Policy Years 1 through 10 and 3.0% annually thereafter. This interest will be due and payable to us in arrears on each policy anniversary. Any unpaid interest will be added to the principal amount as an additional policy loan and will bear interest at the same rate and will be assessed in the same manner as the prior policy loan.

There is no definitive guidance concerning the tax treatment of a policy loan when the interest rate credited to the loan is the same as the interest rate charged against the loan. You should consult your tax adviser regarding loan amounts in Policy Years 11 and thereafter.

The Cash Surrender Value and the Policy Proceeds are reduced by the amount of any outstanding Policy Debt.

All funds we receive from you will be credited to the Policy as premium unless we have received written notice, in a form satisfactory to us, that the funds are for loan repayment. In the event you have a loan against the Policy, it is generally advantageous to repay the loan rather than make a premium payment because premium payments incur expense charges whereas loan repayments do not. Loan repayments will first reduce the outstanding balance of the policy loan and then accrued but unpaid interest on such loans. We will accept repayment of any policy loan at any time before Maturity. We reserve the right to repay any loans from the Fixed Account Option prior to loans from the Variable Account.

A policy loan, whether or not repaid, will affect the Policy Proceeds payable upon the Insured's death and the Account Value because the investment results of the Sub-Accounts will apply only to the non-loaned portion of the Account Value. The longer a loan is outstanding, the greater the effect is likely to be and, depending on the investment results of the Sub-Accounts or the Fixed Account Option while the loan is outstanding, the effect could be favorable or unfavorable.

Short-Term Trading

The Policy is not designed for short-term trading. If you wish to employ such strategies, do not purchase a Policy. Transfer limits and other restrictions, described below, are subject to our ability to monitor transfer activity. Some Owners and their third party intermediaries engaging in short-term trading may employ a variety of strategies to avoid detection. Despite our efforts to prevent short-term trading, there is no assurance that we will be able to identify such Owners or intermediaries or curtail their trading. A failure to detect and curtail short-term trading could result in adverse consequences to Owners. Short-term trading can increase costs for all Owners as a result of excessive portfolio transaction fees. In addition, short-term trading can adversely affect a Funds performance. If large amounts of money are suddenly transferred out of a Fund, the Fund's investment adviser cannot effectively invest in accordance with the Fund's investment objectives and policies.

The Company has policies and procedures to discourage frequent transfers of Account Value. As described below under "Transfer Privileges," the Policy includes limiting the number and timing of certain transfers, subject to exceptions described in that section and exceptions designed to protect the interest of individual Owners. The Company also reserves the right to charge a fee for transfers.

Short-term trading activities whether by an individual, a firm or a third party authorized to initiate transfer requests on behalf of Owner(s) may be subject to other restrictions as well. For example, we reserve the right to take actions against short-term trading which restrict your transfer privileges more narrowly than the policies described under "Transfer Privileges", such as requiring transfer requests to be submitted in writing through regular first-class U.S. mail (e.g., no overnight, priority or courier delivery allowed), and refusing any and all transfer instructions.

If we determine that a third party acting on your behalf is engaging (alone or in combination with transfers effected by you directly) in a pattern of short-term trading, we may refuse to process certain transfers requested by such a third party. In particular, we will treat as short-term trading activity any transfer that is requested by an authorized third party within 30 days of a previous transfer (whether the earlier transfer was requested by you or a third party acting on your behalf). We may also impose special restrictions on third parties that engage in reallocations of Policy values by limiting the frequency of the transfer, requiring advance notice of the transfer pursuant to in-force service agreements, and reallocating or exchanging 100% of the values in the redeeming sub-accounts.

In addition, some of the Funds reserve the right to delay or refuse purchase or transfers requests from the Variable Account if, in the judgment of the Fund's investment adviser, the Fund would be unable to invest effectively in accordance with its investment objective and policies, or the request is considered to be part of a short-term trading strategy. Accordingly, the Variable Account may not be in a position to effectuate some transfers with such Funds and therefore, will be unable to process such transfer requests. We also reserve the right to refuse requests involving transfers to or from the Fixed Account Option.

We reserve the right to waive short-term trading restrictions, where permitted by law and not adverse to the interests of the relevant underlying Fund and other shareholders, in the following instances:

-   when a new broker of record is designated for the Policy;

-   when the Owner changes;

-   when control of the Policy passes to the designated beneficiary upon the death of the Insured;

-   when necessary in our view to avoid hardship to an Owner;

-   when underlying Funds are dissolved, merged or substituted.

If short-term trading results as a consequence of waiving the restrictions against short-term trading, it could expose Owners to certain risks. The short-term trading could increase costs for all Owners as a result of excessive portfolio transaction fees. In addition, the short-term trading could adversely affect a Fund's performance. If large amounts of money are suddenly transferred out of a Fund, the Fund's investment adviser cannot effectively invest in accordance with the Fund's investment objectives and policies. Unless the short-term trading policy and the permitted waivers of that policy are applied uniformly, some Owners may experience a different application of the policy and therefore may experience some of these risks. Too much discretion on our part in allowing the waivers of short-term trading policy could result in an unequal treatment of short-term traders by permitting some short-term traders to engage in short-term trading while prohibiting others from doing the same.

Transfer Privileges

Subject to the above special restrictions and to our rules as they may exist from time to time and to any limits that may be imposed by the Funds, you may at any time transfer to another Sub-Account all or a portion of the Account Value allocated to a Sub-Account or to the Fixed Account Option. We will make transfers pursuant to an authorized written or telephone request to us. Telephone requests will be honored only if we have a properly completed telephone authorization form for you on file. We, our affiliates and the representative from whom you purchased the Policy will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. We will use reasonable procedures to confirm that instructions communicated by telephone are genuine. For transactions initiated by telephone, you will be required to identify yourself by name and a personal identification number.

Transfers may be requested by indicating the transfer of either a specified dollar amount or a specified percentage of the Fixed Account Option or the Sub-Account's value from which the transfer will be made. If you request a transfer based on a specified percentage of the Fixed Account Option or the Sub-Account's value, that percentage will be converted into a request for the transfer of a specified dollar amount based on application of the specified percentage to the Fixed Account Option or the Sub-Account's value at the time the request is received. We reserve the right to limit the number of Sub-Accounts to which you may allocate the Account Value to not more than 20 Investment Options.

Transfer privileges are subject to our consent. We reserve the right to impose limitations on transfers, including, but not limited to: (1) the minimum amount that may be transferred; (2) the frequency of transfers; and (3) the minimum amount that may remain in a Sub-Account following a transfer from that Sub-Account. We will notify you in writing of any such limitations.

We reserve the right to restrict amounts transferred to the Variable Account from the Fixed Account Option to 20% of that portion of the Account Value attributable to the Fixed Account Option as of the end of the previous Policy Year. We reserve the right to restrict amounts transferred to the Fixed Account Option from the Variable Account to 20% of that portion of the Account Value attributable to the Variable Account as of the end of the previous Policy Year. We further reserve the right to restrict amounts transferred to the Fixed Account Option from the Variable Account in the event the portion of the Account Value attributable to the Fixed Account Option would exceed 30% of the Account Value.

Account Value

The Account Value is the sum of the values in each Sub-Account of the Variable Account with respect to the Policy, plus the value of the Fixed Account Option. The Account Value varies depending upon the Premiums paid, Expense Charges Applied to Premium, Mortality and Expense Risk Charges, Monthly Expense Charges, Monthly Cost of Insurance charges, partial surrenders, fees, policy loans and the net investment factor (described below) for the Sub-Accounts to which the Account Value is allocated.

Account Value of the Sub-Accounts. We measure the amounts in the Sub-Accounts in terms of Units and Unit Values. On any given date, the amount you have in a Sub-Account is equal to the Unit Value multiplied by the number of Units credited to you in that Sub-Account. Amounts allocated to a Sub-Account will be used to purchase Units of that Sub-Account. Units are redeemed when you make partial surrenders, undertake policy loans or transfer amounts from a Sub-Account, and for the payment of Monthly Expense Charges, Monthly Cost of Insurance charges and other fees. The number of Units of each Sub-Account purchased or redeemed is determined by dividing the dollar amount of the transaction by the Unit Value for the Sub-Account. A Valuation Date is any day on which we, the applicable Fund, and the NYSE are open for business. For the first Valuation Date of each Sub-Account, the Unit Value is established at $10.00. The Unit Value for any subsequent Valuation Date is equal to the Unit Value for the preceding Valuation Date multiplied by the net investment factor (determined as provided below). The Unit Value of a Sub-Account for any Valuation Date is determined as of the close of the Valuation Period ending on that Valuation Date. The Valuation Period is the period of time from one determination of Unit Values to the next.

Transactions are processed on the date we receive a premium at our Principal Office or any acceptable written or telephonic request is received at our Principal Office. If your premium or request is received on a date that is not a Valuation Date, or after the close of the New York Stock Exchange on a Valuation Date, the transaction will be processed on the next Valuation Date. The Investment Start Date is the date we apply your first premium payment, which will be the later of the Issue Date, the policy date or the Valuation Date we receive a premium equal to or in excess of the initial premium.

The Account Value on the Investment Start Date equals:

- -

the net premium received, minus

the portion of the Monthly Expense Charges and Monthly Cost of Insurance deductions due on the policy date and subsequent Monthly Anniversary Days through the Investment Start Date charged to the Sub-Accounts and the Fixed Account Option.

The Account Value on subsequent Valuation Dates is equal to:
- - - - -

the values on the previous Valuation Date, plus

any additional premium we have received, plus or minus

the investment experience of the Investment Options you have selected, minus policy charges and deductions, minus

any partial surrenders you have made.

Net Investment Factor. The net investment factor for each Sub-Account for any Valuation Period is determined by deducting the Mortality and Expense Risk Charge for each day in the Valuation Period from the quotient of (1) and (2) where:

(1) is the net result of-

- - -

the net asset value of a Fund share held in the Sub-Account determined as of the end of the Valuation Period, plus the per share amount of any dividend or other distribution declared on Fund shares held in the Sub-Account if the "ex-dividend" date occurs during the Valuation Period, plus or minus a per share credit or charge with respect to any taxes reserved for by us, or paid by us if not previously reserved for, during the Valuation Period which are determined by us to be attributable to the operation of the Sub-Account; and

(2) is the net asset value of a Fund share held in the Sub-Account determined as of the end of the preceding Valuation Period.

The Mortality and Expense Risk Charge for the Valuation Period is the Daily Risk Charge times the number of days in the Valuation Period The net investment factor may be greater or less than one.

Insufficient Value. The Policy will terminate for no value, subject to a grace period described below if, on a Valuation Date, a Monthly Anniversary Day occurred during the Valuation Period and-

- -	the Policy's Cash Surrender Value is equal to or less than zero or the Policy Debt exceeds the Cash Value.
During the first five Policy Years, a Policy will not terminate by reason of insufficient value if it satisfies the "minimum premium test" described below.

Minimum Premium Test (No-Lapse Guarantee). A Policy satisfies the minimum premium test if the premiums paid less any partial surrenders less any Policy Debt exceed the sum of the "Minimum Monthly Premiums" which applied to the Policy in each Policy Month from the policy date to the Valuation Date.

The applicable Minimum Monthly Premiums are specified in the Policy. We may revise the Minimum Monthly Premiums as a result of any of the following changes to a Policy:

- -	change in Specified Face Amount; change in supplemental benefit.

The revised minimum monthly premiums will be effective as of the effective date of the change to the Policy and will remain in effect until again revised by any of the above changes.

Grace Period. If, on a Valuation Date, the Policy will terminate by reason of insufficient value, we will allow a grace period. This grace period will allow 61 days from that Valuation Date for the payment of a premium sufficient to keep the Policy in force. Notice of premium due will be mailed to your last known address and the last known address of any assignee of record. We will assume that your last known address is the address shown on the Policy Application (or notice of assignment), unless we receive written notice of a change in address in a form satisfactory to us. If the premium due is not paid within 61 days after the beginning of the grace period, then the Policy and all rights to benefits will terminate without value at the end of the 61 day period. The Policy will continue to remain in force during this grace period. If the Policy Proceeds become payable by us during the grace period, then any charges due will be deducted from the amount payable by us.

Splitting Units. We reserve the right to split or combine the value of Units. In effecting any such change, strict equity will be preserved and no change will have a material effect on the benefits or other provisions of the Policy.

Charges and Deductions

Expense Charges Applied to Premium. We will deduct a charge from each premium payment as a sales load and for our federal, state and local tax obligations, which we will determine from time to time. For the first Policy Year, the charge is 10% of premiums up to and including the target premium (specified in the Policy), which is based on certain factors, including the Specified Face Amount and the age, sex and rating class of each Insured. The charge on premiums in excess of the target premium is guaranteed not to exceed 7.25%. The current charge is 5.25%. For Policy Year 2 and thereafter, the charge on all premiums is guaranteed not to exceed 7.25%. The current charge is 5.25%.

Mortality and Expense Risk Charge. This charge is for the mortality and expense risks we assume with respect to the Policy. It is based on an annual rate that we apply against the Variable Account on a daily basis.

The Mortality and Expense Risk Charge will be determined by us from time to time based on our expectations of future interest, mortality costs, persistency, expenses and taxes, but will not exceed 0.50% annually. The current charge is 0.50% annually.

The mortality risk we assume is that the group of lives insured under the Policies may, on average, live for shorter periods of time than we estimated. The expense risk we assume is that our costs of issuing and administering Policies may be more than we estimated.

Monthly Expense Charge. We will deduct a monthly charge from the Account Value for the first ten Policy Years following the issuance of the Policy based on the initial Specified Face Amount and for the first ten Policy Years following the effective date of each increase in the Specified Face Amount, if any, based on the amount of increase. The applicable charge is equal to the initial Specified Face Amount or the amount of increase, as the case may be, times a rate that varies based on the age, sex and rating class of each Insured.

Monthly Cost of Insurance. We deduct a Monthly Cost of Insurance charge from the Account Value to cover anticipated costs of providing insurance coverage. Unless you direct otherwise, the Monthly Cost of Insurance deduction will be charged proportionally to the amounts in the Investment Options in excess of any Policy Debt.

The Monthly Cost of Insurance equals the sum of (1), (2) and (3) where:

(1) (2) (3)

is the cost of insurance charge equal to the Monthly Cost of Insurance rate (described below) multiplied by the net amount at risk divided by 1,000;

is the monthly rider cost for any riders which are a part of the Policy; and

is any additional insurance charge, calculated as specified in the Policy, for substandard risk classifications.

The net amount at risk equals:
- -	the death benefit divided by 1.00247; minus the Account Value on the Valuation Date prior to assessing the Monthly Expense Charge and the cost of insurance charges.

The net amount at risk is affected by the performance of the investment options to which premium is allocated, the cumulative premium paid, any Policy Debt, any partial surrenders, transaction fees and periodic charges.

If there are increases in the Specified Face Amount other than increases caused by changes in the death benefit option, the cost of insurance charge described above is determined separately for the initial Specified Face Amount and each increase in the Specified Face Amount. In calculating the net amount at risk, the Account Value will first be allocated to the initial death benefit and then to each increase in the Specified Face Amount in the order in which the increases were made.

Monthly Cost of Insurance Rates. The Monthly Cost of Insurance rates (except for any such rate applicable to an increase in the Specified Face Amount) are based on the length of time the Policy has been in force and each Insured's sex, Issue Age and rating class. The Monthly Cost of Insurance rates applicable to each increase in the Specified Face Amount are based on the length of time the increase has been in force and each Insured's sex, Issue Age and rating class. The Monthly Cost of Insurance rates will be determined by us from time to time based on our expectations of future experience with respect to mortality costs, persistency, interest rates, expenses and taxes, but will not exceed the Guaranteed Maximum Monthly Cost of Insurance Rates based on the 1980 Commissioner's Standard Ordinary Smoker and Nonsmoker Mortality Tables.

Basis of Computation. Guaranteed Maximum Monthly Cost of Insurance Rates are based on the 1980 Commissioner's Standard Ordinary Smoker and Nonsmoker Mortality Tables. The Guaranteed Maximum Monthly Cost of Insurance Rates reflect any underwriting rating applicable to the Policy. We have filed a detailed statement of our methods for computing Cash Values with the insurance department in each jurisdiction where the Policy was delivered. These values equal or exceed the minimum required by law.

Waivers and Reduced Charges

We may reduce or waive the sales load or surrender charge in situations where selling and/or maintenance costs associated with the Policies are reduced, sales of large Policies, and certain group or sponsored arrangements. In addition, we may waive charges in connection with Policies sold to our or our affiliates' officers, directors and employees.

Maturity

The Policy will terminate when the younger Insured reaches Attained Age 100. If either Insured is living and the Policy is in force on the Maturity date, the Policy's Cash Surrender Value will be payable to you.

Maturity Date Extension

The Maturity date of the Policy will be extended beyond the original Maturity date shown in the Policy, if you so request in writing at our Principal Office prior to the original Maturity date and the Policy has a Cash Value on the original Maturity date. The new Maturity date will be the one you request.

After the original Maturity date (if you have a requested a new Maturity date):

- - - -

We will not accept any more premium payments for the Policy.

No more deductions for the Monthly Expense Charges or for Monthly Cost of Insurance charges will be made from the Account Value.

The death benefit will be the Account Value on the date of death of the last Insured to die.

The Policy's reinstatement provisions will not apply.

Except as provided above, an extension of the Maturity date does not alter the Policy.

If the Maturity date is extended as described above or if the Maturity date is extended under the terms of the Maturity Extension With Full Death Benefit rider described below, the Policy may not qualify as life insurance beyond the original Maturity date and may be subject to tax consequences. We recommend that you receive counsel from your tax adviser. We will not be responsible for any adverse tax consequences resulting from the extension of the Maturity date of the Policy.

Supplemental Benefits

You may supplement the Policy with the riders described below; provided, however, that riders may not be available in some states. An additional cost of insurance will be charged for each rider in force as a part of the Monthly Cost of Insurance charge.

Estate Preservation Rider. This rider provides term insurance coverage which increases the death benefit in the first four Policy Years by an amount you choose, subject to a maximum of 122% of the Specified Face Amount and other limits we may impose.

Maturity Extension With Full Death Benefit Rider. This rider allows you, upon request, to extend the Maturity date of the Policy beyond the original Maturity date. The Specified Face Amount and death benefit option in effect at the original Maturity date will apply beyond the original Maturity date.

Termination of Policy

The Policy will terminate on the earlier of the date we receive your request to surrender, the expiration date of the grace period without payment of premium due, the date of death of the last Insured to die or the Maturity date.

Reinstatement

Before the death of either Insured, we may reinstate the Policy prior to its Maturity date, provided that the Policy has not been surrendered and you-

- - -

make a request for reinstatement within five years from the date of termination;

submit satisfactory evidence of insurability for each Insured; and

pay an amount, as determined by us, sufficient to put the Policy in force.

Deferral of Payment

We will usually pay any amount due from the Variable Account within seven days after the Valuation Date following our receipt of written notice satisfactory to us giving rise to such payment or, in the case of death of the last Insured to die, Due Proof of such death. Payment is subject to our rights under the Policy's incontestability and suicide provisions. Payment of any amount payable from the Variable Account on death, surrender, partial surrender or policy loan may be postponed whenever:

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the New York Stock Exchange is closed other than customary weekend and holiday closing, or trading on the NYSE is otherwise restricted;

the Securities and Exchange Commission, by order, permits postponement for the protection of policyowners; or

an emergency exists as determined by the Securities and Exchange Commission, as a result of which disposal of securities is not reasonably practicable, or it is not reasonably practicable to determine the value of the assets of the Variable Account.

We may defer payment from the Fixed Account Option for a period up to six months.
Rights of Owner While either Insured is alive, unless you have assigned any of these rights, you may:
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transfer ownership to a new owner;

name a contingent owner who will automatically become the owner of the Policy if you die before the last Insured to die;

change or revoke a contingent owner;

change or revoke a beneficiary;

exercise all other rights in the Policy;

increase or decrease the Specified Face Amount, subject to the other provisions of the Policy;

change the death benefit option, subject to the other provisions of the Policy.

When you transfer your rights to a new owner, you automatically revoke any prior contingent owner designation. When you want to change or revoke a prior beneficiary designation, you have to specify that action. You do not affect a prior beneficiary when you merely transfer ownership, or change or revoke a contingent owner designation.

You do not need the consent of a beneficiary or a contingent owner in order to exercise any of your rights. However, you must give us written notice satisfactory to us of the requested action. Your request will then, except as otherwise specified herein, be effective as of the date you signed the form, subject to any action taken before we received it.

Rights of Beneficiary

The beneficiary has no rights in the Policy until the death of the last Insured to die. If a beneficiary is alive at that time, the beneficiary will be entitled to payment of the Policy Proceeds as they become due.

Other Policy Provisions

Addition, Deletion or Substitution of Investments. We may decide to add new Sub-Accounts at any time. Also, shares of any or all of the Funds may not always be available for purchase by the Sub-Accounts of the Variable Account, or we may decide that further investment in any such shares is no longer appropriate. In either event, shares of other registered open-end investment companies or unit investment trusts may be substituted both for Fund shares already purchased by the Variable Account and/or as the security to be purchased in the future, provided that these substitutions have been approved by the Securities and Exchange Commission, to the extent necessary. In addition, the investment policies of the Sub-Accounts will not be changed without the approval of the Insurance Commissioner of the State of Delaware. We also reserve the right to eliminate or combine existing Sub-Accounts or to transfer assets between Sub-Accounts. In the event of any substitution or other act described in this paragraph, we will notify you and make any appropriate amendments to the Policy to reflect the substitution.

Entire Contract. Your entire contract with us consists solely of the Policy, including the attached copy of the Policy Application and any attached supplemental applications, riders and endorsements.

Alteration. Sales representatives do not have any authority to either alter or modify the Policy or to waive any of its provisions. The only persons with this authority are our president, actuary, secretary or one of our vice presidents.

Modification. Upon notice to you, we may modify the Policy if such a modification-

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is necessary to make the Policy or the Variable Account comply with any law or regulation issued by a governmental agency to which we are or the Variable Account is subject;

is necessary to assure continued qualification of the Policy under the Internal Revenue Code or other federal or state laws as a life insurance policy;

is necessary to reflect a change in the operation of the Variable Account or the Sub-Accounts; or

adds, deletes or otherwise changes Sub-Account options.

We also reserve the right to modify certain provisions of the Policy as stated in those provisions. In the event of any such modification, we may make appropriate amendments to the Policy to reflect such modification.

Assignments. During the lifetime of either Insured, you may assign all or some of your rights under the Policy. All assignments must be filed at our Principal Office and must be in written form satisfactory to us. The assignment will then be effective as of the date you signed the form, subject to any action taken before we acknowledge receipt. We are not responsible for the validity or legal effect of any assignment.

Nonparticipating. The Policy does not pay dividends. The Policy does not share in our profits or surplus earnings.

Misstatement of Age or Sex. If the age or sex of an Insured is stated incorrectly, the amounts payable by us will be adjusted as follows:

     Misstatement discovered at death-The death benefit will be recalculated to that which would be purchased by the most recently charged Monthly Cost of Insurance rate for the correct age or sex of each Insured.

     Misstatement discovered prior to death-The Account Value will be recalculated from the policy date using the Monthly Cost of Insurance Rates based on the correct age or sex of each Insured.

Suicide. If the last surviving Insured, whether sane or insane, commits suicide within two years after the Policy's Issue Date, we will not pay any part of the Policy Proceeds. We will refund the premiums paid, less the amount of any Policy Debt and any partial surrenders.

If the last surviving Insured, whether sane or insane, commits suicide within two years after the effective date of an increase in the Specified Face Amount, then our liability as to that increase will be the cost of insurance for that increase.

Incontestability. All statements made in the application or in a supplemental application are representations and not warranties. We relied and will rely on those statements when approving the issuance, increase in face amount, increase in death benefit over premium paid or change in death benefit option. No statement can be used by us in defense of a claim unless the statement was made in the application or in a supplemental application. In the absence of fraud, after the Policy has been in force during the lifetime of the Insureds for a period of two years from its Issue Date, we cannot contest it except for non-payment of premiums. However, any increase in the face amount which is effective after the Issue Date will be incontestable only after such increase has been in force during the lifetime of the Insureds for two years from the Effective Date of Coverage of such increase. Any increase in death benefit over premium paid or increase in death benefit due to a death benefit option change will be incontestable only after such increase has been in force during the lifetime of the Insureds for two years from the date of the increase.

Report to Owner. We will send you a report at least once each Policy Year. The report will show current policy values, premiums paid and deductions made since the last report. It will also show the balance of any outstanding policy loans and accrued interest on such loans. There is no charge for this report.

Illustrations. After the first Policy Year, we will provide you with an illustration of future Account Values and death benefits upon request. We may charge a fee not to exceed $25 per illustration.

Performance Information

We may sometimes publish performance information related to the Fund, the Variable Account or the Policy in advertising, sales literature and other promotional materials. This information is based on past investment results and is not an indication of future performance.

Portfolio Performance

We may publish a mutual fund portfolio's total return or average annual total return. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gains. Average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same total return over a stated period if performance had been constant over the entire period. Average annual total returns smooth variations in performance, and are not the same as actual year-by-year results.

We may also publish a mutual fund portfolio's yield. Yield refers to the income generated by an investment in a portfolio over a given period of time, expressed as an annual percentage rate. When a yield assumes that income earned is reinvested, it is called an effective yield. Seven-day yield illustrates the income earned by an investment in a money market fund over a recent seven-day period.

Total returns and yields quoted for a mutual fund portfolio include the investment management fees and other expenses of the portfolio, but do not include charges and deductions attributable to the Policy. These expenses would reduce the performance quoted.

Adjusted Non-Standardized Portfolio Performance

We may publish a mutual fund portfolio's total return and yields adjusted for charges against the assets of the Variable Account.

We may publish total return and yield quotations based on the period of time that a mutual fund portfolio has been in existence. The results for any period prior to any Policy being offered will be calculated as if the Policy had been offered during that period of time, with all charges assumed to be those applicable to the Policy.

Other Information

Performance information may be compared, in reports and promotional literature, to:

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the S&P 500, Dow Jones Industrial Average, Lehman Brothers Aggregate Bond Index or other unmanaged indices so that investors may compare the Sub-Account results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general;

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other groups of variable life variable accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, such as Morningstar, Inc., who rank such investment products on overall performance or other criteria; or

the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Sub-Account. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management expenses.

We may provide Policy information on various topics of interest to you and other prospective policyowners. These topics may include:
- - - - - -

the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets;

investment strategies and techniques (such as value investing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing);

the advantages and disadvantages of investing in tax-deferred and taxable investments;

customer profiles and hypothetical purchase and investment scenarios;

financial management and tax and retirement planning; and

investment alternatives to certificates of deposit and other financial instruments, including comparisons between a Policy and the characteristics of, and market for, such financial instruments.

Federal Income Tax Considerations
The following is a summary of our understanding of current federal income tax laws and is not intended as tax advice. You should be aware that Congress has the power to enact legislation affecting the tax treatment of life insurance contracts which could be applied retroactively. New judicial or administrative interpretation of federal income tax law may also affect the tax treatment of life insurance contracts. The Internal Revenue Code of 1986, as amended (the "Code"), is not in force in the Commonwealth of Puerto Rico. Accordingly, some references in this summary will not apply to Policies issued in Puerto Rico. However, due to IRS Rev. Rul. 2004-75, as amplified by Rev. Rul. 2004-97, we will treat Policy distributions and withdrawals occurring on and after January 1, 2005 as U.S.-source income that is subject to U.S. income tax withholding and reporting. Any person contemplating the purchase of a Policy or any transaction involving a Policy should consult a qualified tax adviser. We do not make any representation or provide any guarantee regarding the federal, state or local tax treatment of any Policy or any transaction involving a Policy.

Our Tax Status

We are taxed as a life insurance company under Subchapter L of the Code. Although we account for the operations of the Variable Account separately from our other operations for purposes of federal income taxation, the Variable Account currently is not separately taxable as a regulated investment company or other taxable entity.

Taxes we pay, or reserve for, that are attributable to the earnings of the Variable Account could affect the Net Investment Factor, which in turn affects your Account Value. Under existing federal income tax law, however, the income (consisting primarily of interest, dividends and net capital gains) of the Variable Account, to the extent applied to increase reserves under the Policy, is not taxable to us. Similarly, no state or local income taxes are currently attributable to the earnings of the Variable Account. Therefore, we do not take any federal, state or local taxes into account when determining the Net Investment Factor. We may take taxes into account when determining the Net Investment Factor in future years if, due to a change in law, our tax status or otherwise, such taxes are attributable to the earnings of the Variable Account.

Taxation of Policy Proceeds

Section 7702 of the Code provides certain tests for whether a policy will be treated as a "life insurance contract" for tax purposes. Provided that the policyowner of the Policy has an insurable interest in the Insured, we believe that the Policy meets these tests, and thus should receive the same federal income tax treatment as a fixed life insurance contract. As such, the Death Benefit under the Policy will generally be eligible for exclusion from the gross income of the beneficiary under Section 101 of the Code, and the policyowner will not be deemed to be in constructive receipt of the increases in Cash Surrender Values, including additions attributable to interest, dividends, appreciation or gains realized upon transfers among the Sub-Accounts and the Fixed Account, until actual receipt thereof.

However, you will be taxed on all of the accumulated income under the Policy on its maturity date and there can be no assurance that an election to extend the maturity date of the Policy will avoid that result. In addition, a corporate owner may be subject to alternative minimum tax on the annual increases in Cash Surrender Values and on the portion of the Death Benefit under the Policy that exceeds its Cash Surrender Value.

To qualify as a life insurance contract under Section 7702, the Policy must satisfy certain actuarial requirements. Section 7702 requires that actuarial calculations be based on mortality charges that meet the "reasonable mortality charge" requirements set forth in the Code, and other charges reasonably expected to be actually paid that are specified in the Policy. The law relating to reasonableness standards for mortality and other charges is based on statutory language and certain IRS pronouncements that do not address all relevant issues. Accordingly, although we believe that the mortality and other charges that are used in the calculations (including those used with respect to Policies issued to so-called "sub-standard risks") meet the applicable requirements, we cannot be certain. It is possible that future regulations will contain standards that would require us to modify the mortality and other charges used in the calculations, and we reserve the right to make any such modifications.

For a variable contract like the Policy to qualify as life insurance for federal income tax purposes, it also must comply with the investment diversification rules found in Section 817 of the Code. We believe that the Variable Account complies with the diversification requirements prescribed by Section 1.817-5 of the Treasury Regulations. The IRS has stated that satisfaction of the diversification requirements described above by itself does not prevent a contract owner from being treated as the owner of separate account assets under an "owner control" test. If a contract owner is treated as the owner of separate account assets for tax purposes, the contract owner would be subject to taxation on the income and gains from the separate account assets. In published revenue rulings through 1982 and then again in 2003, the IRS has stated that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise control over the investment of the assets. In Rev. Rul. 2003-91, the IRS considered certain variable annuity and variable life insurance contracts and concluded that the owners of the variable contracts would not be considered the owners of the contracts underlying assets for federal income tax purposes.

Rev. Rul. 2003-91 states that the determination of whether the owner of a variable contract possesses sufficient incidents of ownership over the assets underlying the variable contract so as to be deemed the owner of those assets for federal income tax purposes will depend on all the facts and circumstances. We do not believe that the differences between the Policy and the contracts described in Rev. Rul. 2003-91 with respect to the number of investment choices and the ability to transfer among investment choices should prevent the holding in Rev. Rul. 2003-91 from applying. Nevertheless, you should consult with a competent tax adviser on the potential impact of the investor control rules of the IRS as they relate to the investment decisions and activities you may undertake with respect to the Policy.

The guidelines in Rev. Rul. 2003-91 do not address the treatment of a policyholder which is, or which is affiliated with, an investment manager. Any investment manager or affiliate who purchases a Policy assumes the risk that it may be treated as the owner of the investments underlying the Policy under the "owner control" rules because of the investment manager's control over assets held under the Policy. However, because the diversification rules would permit an investment manager (or its affiliate) to hold a direct investment in an investment option under the Policy, we do not believe that the application of the "owner control" rules to an investment manager (or its affiliate) should affect you.

In the future, the IRS and/or the Treasury Department may issue new rulings, interpretations or regulations on this subject. Accordingly, we reserve the right to modify the Policy as necessary to attempt to prevent you from being considered the owner, for tax purposes, of the underlying assets. We also reserve the right to notify you if we determine that it is no longer practicable to maintain the Policy in a manner that was designed to prevent you from being considered the owner of the assets of the Separate Account. You bear the risk that you may be treated as the owner of Separate Account assets and taxed accordingly.

The tax consequences of distributions from, and loans taken from or secured by, a Policy depend on whether the Policy is classified as a Modified Endowment Contract under Section 7702A of the Code. Due to the flexibility of the payment of premiums and other rights you have under the Policy, classification of the Policy as a Modified Endowment Contract will depend upon the individual operation of each Policy. A Policy is a Modified Endowment Contract if the aggregate amount paid under the Policy at any time during the first seven Policy Years exceeds the sum of the net level premiums that would have been paid on or before such time if the Policy provided for paid up future benefits after the payment of seven level annual premiums. If there is a reduction in benefits, the foregoing computation is made as if the Policy originally had been issued at the reduced benefit level. If there is a "material change" to the Policy, the seven year testing period for Modified Endowment Contract status is restarted. A life insurance contract received in exchange for a Modified Endowment Contract also will be treated as a Modified Endowment Contract.

We have undertaken measures to prevent payment of a premium from inadvertently causing the Policy to become a Modified Endowment Contract. In general, you should consult a qualified tax adviser before undertaking any transaction involving the Policy to determine whether such a transaction would cause the Policy to become a Modified Endowment Contract.

If a Policy is not a Modified Endowment Contract, cash distributions from the Policy are treated first as a nontaxable return of the owner's "Investment in the Policy" and then as a distribution of the income earned under the Policy, which is subject to ordinary income tax. (An exception to this general rule occurs when a cash distribution is made in connection with certain reductions in the death benefit under the Policy in the first fifteen contract years. Such a cash distribution is taxed in whole or in part as ordinary income.) Loans from, or secured by, a Policy that is not a Modified Endowment Contract generally are treated as bona fide indebtedness, and thus are not included in the owner's gross income.

If a Policy is a Modified Endowment Contract, distributions from the Policy are treated as ordinary income subject to ordinary income tax up to the amount equal to the excess of the Account Value (which includes unpaid policy loans) immediately before the distribution over the Investment in the Policy. Loans taken from, or secured by, such a Policy, as well as due but unpaid interest thereon, are taxed in the same manner as distributions from the Policy. A 10 percent additional tax is imposed on the portion of any distribution from, or loan taken from or secured by, a Modified Endowment Contract that is included in income except when the distribution or loan is made on or after the owner attains age 59 1/2, is attributable to the policyowner's becoming disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the policyowner or the joint lives (or joint life expectancies ) of the policyowner and the policyowner's Beneficiary. These exceptions are not likely to apply where the Policy is not owned by an individual (or held in trust for an individual). For purposes of the computations described in this paragraph, all Modified Endowment Contracts issued by us (or our affiliates) to the same policyowner during any calendar year are treated as one Modified Endowment Contract.

There are substantial limits on the deductibility of policy loan interest. You should consult a qualified tax adviser regarding such deductions.

Upon the complete maturity, surrender or lapse of the Policy, the amount by which the sum of the Policy's Cash Surrender Value and any unpaid Policy Debt exceeds the policyowner's "Investment in the Policy" (as defined below) is treated as ordinary income subject to tax. Any loss incurred upon surrender generally is not deductible. Any corporation that is subject to the alternative minimum tax will also have to make a separate computation of the Investment in the Policy and the gain resulting from the maturity of the Policy, or a surrender or lapse of the Policy for purposes of that tax.

The term "Investment in the Policy" means-

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the aggregate amount of any premiums or other consideration paid for a Policy, minus the aggregate amount received under the Policy which is excluded from the owner's gross income (other than loan amounts), plus the amount of any loan from, or secured by, the Policy that is a Modified Endowment Contract (as defined below) to the extent that such amount is included in the policyowner's gross income.

The "Investment in the Policy" is increased by any unpaid Policy Debt on a Policy that is a Modified Endowment Contract in order to prevent double taxation of income. Since the Policy Debt was treated as a taxable distribution at the time the Policy Debt was incurred, the failure to increase the "Investment in the Policy" by the Policy Debt would cause such amount to be taxed again upon a Policy surrender or lapse.

The amount realized that is taken into account in computing the gain on the complete surrender or lapse of a Policy will include any unpaid Policy Debt on a Policy that is a Modified Endowment Contract even though that amount has already been treated as a taxable distribution.

If a Policy is not a Modified Endowment Contract, then the Investment in the Policy is not affected by the receipt of a loan from, or secured by a Policy.

Whether or not the Policy is a Modified Endowment Contract, however, no payment of the principal of, or the interest due under, any loan from or secured by a Policy will affect the amount of the Investment in the Policy.

A policyowner generally will not recognize gain upon the exchange of the Policy for another life insurance policy issued by us or another insurance company, except to the extent that the policyowner receives cash in the exchange or is relieved of policy indebtedness as a result of the exchange. In no event will the gain recognized exceed the amount by which the Policy's Account Value (which includes unpaid policy loans) exceeds the policyowner's Investment in the Policy.

A transfer of the Policy, a change in the policyowner, a change in the beneficiary, certain other changes to the Policy and particular uses of the Policy (including use in a so called "split-dollar" arrangement) may have tax consequences depending upon the particular circumstances and should not be undertaken prior to consulting with a qualified tax adviser. For instance, if you transfer the Policy or designate a new policyowner in return for valuable consideration (or, in some cases, if the transferor is relieved of a liability as a result of the transfer), then the Death Benefit payable upon the death of the Insured may in certain circumstances be includible in your taxable income to the extent that the Death Benefit exceeds the prior consideration paid for the transfer and any premiums and other amounts paid later by the transferee. Further, in such a case, if the consideration received exceeds your Investment in the Policy, the difference will be taxed to you as ordinary income.

Federal, as well as state and local, estate, inheritance and other tax consequences of ownership or receipt of Policy Proceeds will depend on your individual circumstances and those of the beneficiary.

Withholding

We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution unless, prior to the distribution, the Owner provides us his or her taxpayer identification number and instructs us (in the manner prescribed) not to withhold. The Owner may credit against his or her federal income tax liability for the year of distribution any amounts that we withhold.

Tax Return Disclosure

The Company believes that the purchase of a Policy is not currently subject to the tax return disclosure requirements of IRC Section 6011 and Treasury Regulation Section 1.6011-4. However, it is your responsibility, in consultation with your tax and legal counsel and advisers, to make your own determination as to the applicability of the disclosure requirements of IRC Section 6011 and Treasury Regulation Section 1.6011-4 to your federal tax return.

The Company believes that the customer list requirements of IRC Section 6112 and Treasury Regulation Section 1.6112-1 are not currently applicable to such offerings and sales.

Under IRC Section 6111 and Temporary Treasury Regulation Section 301.6111, the Company is required to register with the IRS any offerings or sales of Policies that are considered tax shelters. The Company believes that registration would not be required under current regulations with respect to sales of the offering or sale of a Policy.

Distribution of Policy

The Policy is sold by licensed insurance agents ("Selling Agents") in those states where the Policy may be lawfully sold. Such Selling Agents will be registered representatives of affiliated and unaffiliated broker-dealer firms ("Selling Broker-Dealers") registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. and who have entered into selling agreements with the Company and our general distributor, Clarendon Insurance Agency, Inc. ("Clarendon"), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. Clarendon is a wholly-owned subsidiary of the Company, is registered with the SEC under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.

The Company (or its affiliates, for the purposes of this section only, collectively, "the Company"), pays the Selling Broker-Dealers compensation for the promotion and sale of the Policy. The Selling Agents who solicit sales of the Policy typically receive a portion of the compensation paid by the Company to the Selling Broker-Dealers in the form of commissions or other compensation, depending on the agreement between the Selling Broker-Dealer and their Selling Agent. This compensation is not paid directly by the Policy Owner or the Separate Account. The Company intends to recoup this compensation through fees and charges imposed under the Policy, and from profits on payments received by the Company for providing administrative, marketing, and other support and services to the Funds.

The amount and timing of commissions the Company may pay to Selling Broker-Dealers may vary depending on the selling agreement but is not expected to exceed 100% of target premium, which will vary based on the Insured's age, sex and rating class, plus 5% of any excess premium payments. In Policy Years two through ten, commissions will not exceed 5% of premium paid and will not exceed 2% of premium paid in Policy Years eleven and thereafter. In Policy Year three and thereafter, 0.10% of the Account Value of the Sub-Accounts per annum will be paid to Selling Broker-Dealers.

The Company may pay or allow other promotional incentives or payments in the form of cash or other compensation to the extent permitted by NASD rules and other applicable laws and regulations.

The Company also pays compensation to wholesaling broker-dealers, including payments to affiliates of the Company, in return for wholesaling services such as providing marketing and sales support and product training to the Selling Agents of the Selling Broker-Dealers. These allowances may be based on a percentage of premium and/or a percentage of Account Value.

In addition to the compensation described above, the Company may make additional cash payments or reimbursements to Selling Broker-Dealers in recognition of their marketing and distribution, transaction processing and/or administrative services support. These payments are not offered to all Selling Broker-Dealers, and the terms of any particular agreement governing the payments may vary among Selling Broker-Dealers depending on, among other things, the level of and type of marketing and distribution support provided. Marketing and distribution support services may include, among other services, placement of the Company's products on the Selling Broker-Dealer's preferred or recommended list, access to the Selling Broker-Dealer's registered representatives for purposes of promoting sales of the Company's products, assistance in training and education for the Selling Agents, and opportunities for the Company to participate in sales conferences and educational seminars.

You should ask your Selling Agent for further information about what commissions or other compensation he or she, or the Selling Broker-Dealer for which he or she works, may receive in connection with our purchase of the Policy.

Voting Rights

We are the legal owner of all shares of the Funds held in the Sub-Accounts of the Variable Account, and as such have the right to vote upon matters that are required by the Investment Company Act of 1940 to be approved or ratified by the shareholders of the Funds and to vote upon any other matters that may be voted upon at a shareholders' meeting. We will, however, vote shares held in the Sub-Accounts in accordance with instructions received from policyowners who have an interest in the respective Sub-Accounts.

We will vote shares held in each Sub-Account for which no timely instructions from policyowners are received, together with shares not attributable to a Policy, in the same proportion as those shares in that Sub-Account for which instructions are received. Should the applicable federal securities laws change so as to permit us to vote shares held in the Variable Account in our own right, we may elect to do so.

The number of shares in each Sub-Account for which a policyowner may give instructions is determined by dividing the portion of the Account Value derived from participation in that Sub-Account, if any, by the value of one share of the corresponding Fund. We will determine the number as of a date we choose, but not more than 90 days before the shareholders' meeting. Fractional votes are counted. Voting instructions will be solicited in writing at least 14 days prior to the shareholders' meeting.

We may, if required by state insurance regulators, disregard voting instructions if those instructions would require shares to be voted so as to cause a change in the sub-classification or investment policies of one or more of the Funds, or to approve or disapprove an investment management contract. In addition, we may disregard voting instructions that would require changes in the investment policies or investment adviser, provided that we reasonably disapprove of those changes in accordance with applicable federal regulations. If we disregard voting instructions, we will advise you of that action and our reasons for it in our next communication to policyowners.

Other Information

State Regulation

We are subject to the laws of Delaware governing life insurance companies and to regulation by Delaware's Commissioner of Insurance, whose agents periodically conduct an examination of our financial condition and business operations. We are also subject to the insurance laws and regulations of the jurisdictions in which we are authorized to do business.

We are required to file an annual statement with the insurance regulatory authority of those jurisdictions where we are authorized to do business relating to our business operations and financial condition as of December 31st of the preceding year.

Legal Proceedings

There are no pending legal proceedings which would have a material adverse effect on the Variable Account. We are engaged in various kinds of routine litigation which, in our judgment, is not material to the Variable Account.

Experts

Actuarial matters concerning the Policy have been examined by Georges C. Rouhart, FSA, MAAA, Product Officer.

Incorporation of Certain Documents by Reference

The Company's Annual Report on Form 10-K for the year ended December 31, 2004 filed with the SEC is incorporated by reference in this prospectus. Any statement contained in a document we incorporate by reference is deemed modified or superceded to the extent that a later filed document, including this prospectus, shall modify or supercede that statement. Any statement so modified or superceded shall not be deemed, except as so modified or superceded, to constitute part of this prospectus.

The Company will furnish, without charge, to each person to whom a copy of this prospectus is delivered, upon the written or oral request of such person, a copy of the document referred to above which has been incorporated by reference in this prospectus, other than exhibits to such document (unless such exhibits are specifically incorporated by reference in this prospectus). Requests for such document should be directed to the Secretary, Sun Life Assurance Company of Canada (U.S.), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, telephone (800) 225-3950.

Registration Statements

This prospectus is part of a registration statement that has been filed with the Securities and Exchange Commission under the Securities Act of 1933 with respect to the Policy. It does not contain all of the information set forth in the registration statement and the exhibits filed as part of the registration statement. You should refer to the registration statement for further information concerning the Variable Account, Sun Life of Canada (U.S.), the mutual fund investment options and the Policy.

Financial Statements

Our financial statements, provided in the Statement of Additional Information, should be considered only as bearing on our ability to meet our obligations with respect to the death benefit and our assumption of the mortality and expense risks. They should not be considered as bearing on the investment performance of the Fund shares held in the Variable Account. Instructions on how to obtain the Statement of Additional Information are provided on the last page of this prospectus.

Appendix A
Glossary of Terms

Account Value-The sum of the amounts in each Sub-Account of the Variable Account and the Fixed Account Option with respect to a Policy.

Anniversary-The same day in each succeeding year as the day of the year corresponding to the policy date.

Attained Age-With respect to an Insured, the Insured's Issue Age plus the number of completed Policy Years.

Business Day-Any day that we are open for business.

Cash Value-Account Value less any surrender charges.

Cash Surrender Value-The Cash Value decreased by the balance of any outstanding Policy Debt.

Class-The risk and underwriting classification of an Insured.

Due Proof-Such evidence as we may reasonably require in order to establish that a benefit is due and payable.

Effective Date of Coverage-Initially, the Investment Start Date; with respect to any increase in the Specified Face Amount, the Anniversary that falls on or next follows the date we approve the supplemental application for that increase; with respect to any decrease in the Specified Face Amount, the Monthly Anniversary Day that falls on or next follows the date we receive your request.

Expense Charges Applied to Premium-A percentage charge deducted from each premium payment.

Fixed Account Option-The portion of the Account Value funded by assets invested in our general account.

Fund-A mutual fund portfolio in which a Sub-Account invests.

Initial Premium-The amount necessary to put the coverage in force.

Insured-The person on whose life a Policy is issued.

Investment Options-The investment choices consisting of the Sub-Accounts and the Fixed Account Option.

Investment Start Date-The date the first premium is applied, which will be the later of the Issue Date, the policy date or the Valuation Date we receive a premium equal to or in excess of the Minimum Initial Premium.

Issue Age-With respect to an Insured, the age as of the Insured's birthday nearest the policy date.

Issue Date-The date we produce a Policy from our system as specified in the Policy.

Maturity-The Anniversary on which the younger Insured is Attained Age 100.

Monthly Anniversary Day-The same day in each succeeding month as the day of the month corresponding to the policy date.

Monthly Cost of Insurance-A deduction made on a monthly basis for the insurance coverage provided by the Policy.

Monthly Expense Charge-A deduction made on a monthly basis for administration and other expenses.

Mortality and Expense Risk Charge-The annual rate deducted monthly from the Account Value for the mortality and expense risk we assume by issuing the Policy.

Policy Application-The application for a Policy, a copy of which is attached to and incorporated in the Policy.

Policy Debt-The principal amount of any outstanding loan against the Policy, plus accrued but unpaid interest on such loan.

Policy Month-A Policy Month is a one-month period commencing on the policy date or any Monthly Anniversary Day and ending on the next Monthly Anniversary Day.

Policy Proceeds-The amount determined in accordance with the terms of the Policy which is payable at the death of the last Insured to die prior to the Maturity date. This amount is the death benefit, decreased by the amount of any outstanding Policy Debt and any unpaid charges and deductions, and increased by the amounts payable under any supplemental benefits.

Policy Year-A Policy Year is a one-year period commencing on the policy date or any Anniversary and ending on the next Anniversary.

Principal Office-Sun Life Assurance Company of Canada (U.S.), One Sun Life Executive Park, Wellesley Hills, Massachusetts, 02481, or such other address as we may hereafter specify to you by written notice.

Specified Face Amount-The amount of life insurance coverage you request as specified in the Policy.

Sub-Accounts-Sub-accounts into which the assets of the Variable Account are divided, each of which corresponds to an investment choice available to you.

Unit-A unit of measurement that we use to calculate the value of each Sub-Account.

Unit Value-The value of each Unit of assets in a Sub-Account.

Valuation Date-Any day that benefits vary and on which we, the applicable Fund, and the New York Stock Exchange are open for business and any other day as may be required by the applicable rules and regulations of the Securities and Exchange Commission.

Valuation Period-The period of time from one determination of Unit Values to the next following determination of Unit Values. We will determine Unit Values for each Valuation Date as of the close of the New York Stock Exchange on that Valuation Date.

Variable Account-Sun Life of Canada (U.S.) Variable Account I.

Appendix B
Table of Death Benefit Percentages

Age	Applicable Percentage	Age	Applicable Percentage
20	250%	60	130%
21	250%	61	128%
22	250%	62	126%
23	250%	63	124%
24	250%	64	122%
25	250%	65	120%
26	250%	66	119%
27	250%	67	118%
28	250%	68	117%
29	250%	69	116%
30	250%	70	115%
31	250%	71	113%
32	250%	72	111%
33	250%	73	109%
34	250%	74	107%
35	250%	75	105%
36	250%	76	105%
37	250%	77	105%
38	250%	78	105%
39	250%	79	105%
40	250%	80	105%
41	243%	81	105%
42	236%	82	105%
43	229%	83	105%
44	222%	84	105%
45	215%	85	105%
46	209%	86	105%
47	203%	87	105%
48	197%	88	105%
49	191%	89	105%
50	185%	90	105%
51	178%	91	104%
52	171%	92	103%
53	164%	93	102%
54	157%	94	101%
55	150%	95+	100%
56	146%
57	142%
58	138%
59	134%

Appendix C
Privacy Policy

Introduction

At the Sun Life Financial group of companies, protecting your privacy is important to us. Whether you are an existing customer or considering a relationship with us, we recognize that you have an interest in how we may collect, use and share information about you.

Sun Life Financial has a long tradition of safeguarding the privacy of its customers' information. We understand and appreciate the trust and confidence you place in us, and we take seriously our obligation to maintain the confidentiality and security of your personal information.

We invite you to review this Privacy Policy which outlines how we use and protect that information.

Collection of Nonpublic Personal Information by Sun Life Financial

Collecting personal information from you is essential to our ability to offer you high-quality investment, retirement and insurance products. When you apply for a product or service from us, we need to obtain information from you to determine whether we can provide it to you. As part of that process, we may collect information about you, known as nonpublic personal information, from the following sources:
-	Information we receive from you on applications or other forms, such as your name, address, social security number and date of birth;
-	Information about your transactions with us, our affiliates or others, such as other life insurance policies or annuities that you may own; and
-	Information we receive from a consumer reporting agency, such as a credit report.

Limited Use and Sharing of Nonpublic Personal Information by Sun Life Financial

We use the nonpublic personal information we collect to help us provide the products and services you have requested and to maintain and service your accounts. Once we obtain nonpublic personal information from you, we do not disclose it to any third party except as permitted or required by law.

We may share your nonpublic personal information within Sun Life Financial to help us develop innovative financial products and services and to allow our member companies to inform you about them. The Sun Life Financial group of companies provides a wide variety of financial products and services including individual life insurance, individual fixed and variable annuities and group life, disability, and medical stop-loss insurance.

We also may disclose your nonpublic personal information to companies that help in conducting our business or perform services on our behalf, or to other financial institutions with which we have joint marketing agreements. Sun Life Financial is highly selective in choosing these companies, and we require them to comply with strict standards regarding the security and confidentiality of our customers' nonpublic personal information. These companies may use and disclose the information provided to them only for the purpose for which it is provided, as permitted by law.

There also may be times when Sun Life Financial is required to disclose its customers' nonpublic personal information, such as when complying with federal, state or local laws, when responding to a subpoena, or when complying with an inquiry by a governmental agency or regulator.

Our Treatment of Information About Former Customers

Our protection of your nonpublic personal information extends beyond the period of your customer relationship with us. If your customer relationship with us ends, we will not disclose your information to nonaffiliated third parties other than as permitted or required by law.

Security of Your Nonpublic Personal Information

We maintain physical, electronic and procedural safeguards that comply with federal and state regulations to safeguard your nonpublic personal information from unauthorized use or improper access.

Employee Access to Your Nonpublic Personal Information

We restrict access to your nonpublic personal information to those employees who have a business need to know that information in order to provide products or services to you or to maintain your accounts. Our employees are governed by a strict code of conduct and are required to maintain the confidentiality of customer information.

The following Sun Life Financial member companies have adopted this Notice. Other Sun Life Financial affiliated companies have adopted their own privacy policies. Please check their websites for details.
Insurance Companies	Distributors/Broker-Dealers/Underwriters

Sun Life Assurance Company of Canada	Clarendon Insurance Agency, Inc.
Sun Life Assurance Company of Canada (U.S.)	IFMG of Oklahoma, Inc.
Sun Life Insurance and Annuity Company of New York	IFS Agencies, Inc.
Independence Life and Annuity Company	IFS Agencies of Alabama, Inc.
(including the separate accounts of these companies)	IFS Agencies of New Mexico, Inc.
IFS Insurance Agencies of Ohio, Inc.
IFS Insurance Agencies of Texas, Inc.
Independent Financial Marketing Group, Inc.
IFMG Securities, Inc.
LSC Insurance Agency of Arizona, Inc.
LSC Insurance Agency of New Mexico, Inc.

The SAI includes additional information about Sun Life of Canada (U.S.) Variable Account I and is incorporated herein by reference. The SAI and personalized illustrations of death benefits, cash surrender values and cash values are available upon request, at no charge. You may make inquiries about the Policy, request an SAI and request a personalized illustration by calling 1-800-700-6554.

You can review and copy the complete registration statement (including the SAI) which contains additional information about us, the Policy and the Variable Account at the SEC's Public Reference Room in Washington, D.C. To find out more about this public service, call the Securities and Exchange Commission at 202-942-8090. Reports and other information about the Policy and its mutual fund investment options are also available on the SEC's website (www.sec.gov), or you can receive copies of this information, for a duplication fee, by writing the Public Reference Section, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0102.

Investment Company Act File No. 811-09137
PART B
STATEMENT OF ADDITIONAL INFORMATION
FUTURITY SURVIVORSHIP II VUL
VARIABLE UNIVERSAL LIFE POLICY
SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

May 2, 2005

This Statement of Additional Information (SAI) is not a prospectus but it relates to, and should be read in conjunction with, the Futurity Survivorship II Variable Universal Life Insurance prospectus, dated May 2, 2005. The SAI is incorporated by reference into the prospectus. The prospectus is available, at no charge, by writing Sun Life Assurance Company of Canada (U.S.)("the Company") at One Sun Life Executive Park, Wellesley Hills, MA 02481 or calling 1-800-700-6554.

TABLE OF CONTENTS

THE COMPANY AND THE VARIABLE ACCOUNT	2
CUSTODIAN	2
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	2
DISTRIBUTION AND UNDERWRITING OF POLICY	2
THE POLICY	2
FINANCIAL STATEMENTS OF SEPARATE ACCOUNT I	4
FINANCIAL STATEMENTS OF THE COMPANY	44

THE COMPANY AND THE VARIABLE ACCOUNT


Sun Life Financial Inc. ("Sun Life Financial"), a reporting company under the Securities Exchange Act of 1934 with common shares listed on the Toronto, New York and Philippine stock exchanges, is the ultimate corporate parent of Sun Life (U.S.). Sun Life Financial ultimately controls Sun Life (U.S.) through the following intervening holding company subsidiaries: Sun Life of Canada (U.S.) Holdings, Inc., Sun Life Financial (U.S.) Investments LLC, Sun Life Financial (U.S.) Holdings, Inc., Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc., and Sun Life Financial Corp. Sun Life of Canada (U.S.) Variable Account I was established in accordance with Delaware law on December 1, 1998 and is registered as a unit investment trust.

CUSTODIAN

We are the Custodian of the assets of the Variable Account. We will purchase Fund shares at net asset value in connection with amounts allocated to the Sub-Accounts in accordance with your instructions, and we will redeem Fund shares at net asset value for the purpose of meeting the contractual obligations of the Variable Account, paying charges relative to the Variable Account or making adjustments for reserves held in the Variable Account.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The consolidated financial statements of Sun Life Assurance Company of Canada (U.S.) that are included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, independent registered public accounting firm, as stated in their report appearing therein (which report, dated March 18, 2005, accompanying such financial statements expresses an unqualified opinion and includes explanatory paragraphs relating to the Company's adoption of provisions of Statement of Financial Accounting Standards No. 141, Business Combinations, effective December 31, 2003, American Institute of Certified Public Accountants' Statement of Position 03-01, Accounting and Reporting by Insurance Enterprises of Certain Nontraditional Long-Duration Contracts and for Separate Accounts, effective January 1, 2004, and the provisions of FASB Interpretation No. 46, Consolidation of Variable Interest Entities, an Interpretation of Account Research Bulletin No. 51, effective December 31, 2003, and FASB Interpretation No 46R, Consolidation of Variable Interest Entities, an Interpretation of Accounting Research Bulletin No. 51 (Revised), described in Note 1), and have been included on their authority as experts in accounting and auditing. Their office is located at 200 Berkeley St, Boston, Massachusetts.

The financial statements of Sun Life of Canada (U.S.) Variable Account I that are included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, independent registered public accounting firm, as stated in their report appearing therein (which report dated April 28, 2005 accompanying the financial statements of Sun Life of Canada (U.S.) Variable Account I expresses an unqualified opinion) and have been included on their authority as experts in accounting and auditing.

DISTRIBUTION AND UNDERWRITING OF THE POLICY

The Policy is sold by licensed insurance agents ("Selling Agents") in those states where the Policy may be lawfully sold. Such Selling Agents will be registered representatives of affiliated and unaffiliated broker-dealer firms ("Selling Broker-Dealers") registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. and who have entered into selling agreements with the Company and our general distributor, Clarendon Insurance Agency, Inc. ("Clarendon"), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. Clarendon is a wholly-owned subsidiary of the Company, is registered with the SEC under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.

The Company (or its affiliates, for the purposes of this section only, collectively, "the Company"), pays the Selling Broker-Dealers compensation for the promotion and sale of the Policy. The Selling Agents who solicit sales of the Policy typically receive a portion of the compensation paid by the Company to the Selling Broker-Dealers in the form of commissions or other compensation, depending on the agreement between the Selling Broker-Dealer and their Selling Agent. This compensation is not paid directly by the Policy Owner or the Separate Account. The Company intends to recoup this compensation through fees and charges imposed under the Policy, and from profits on payments received by the Company for providing administrative, marketing, and other support and services to the Funds.

The amount and timing of commissions the Company may pay to Selling Broker-Dealers may vary depending on the selling agreement but is not expected to be more than 95% of target premium, which will vary based on the Insured's age, sex and rating class, plus 5% of any excess premium payments. In Policy Years two through ten, commissions will not exceed 5% of premium paid and will not exceed 2% of premium paid in Policy Years eleven and thereafter. In Policy Year three and thereafter, 0.10% of the Account Value of the Sub-Accounts per annum will be paid to Selling Broker-Dealers.

The Company may pay or allow other promotional incentives or payments in the form of cash or other compensation to the extent permitted by NASD rules and other applicable laws and regulations.

The Company also pays compensation to wholesaling broker-dealers, including payments to affiliates of the Company, in return for wholesaling services such as providing marketing and sales support and product training to the Selling Agents of the Selling Broker-Dealers. These allowances may be based on a percentage of premium and/or a percentage of Account Value.

In addition to the compensation described above, the Company may make additional cash payments or reimbursements to Selling Broker-Dealers in recognition of their marketing and distribution, transaction processing and/or administrative services support. These payments are not offered to all Selling Broker-Dealers, and the terms of any particular agreement governing the payments may vary among Selling Broker-Dealers depending on, among other things, the level of and type of marketing and distribution support provided. Marketing and distribution support services may include, among other services, placement of the Company's products on the Selling Broker-Dealer's preferred or recommended list, access to the Selling Broker-Dealer's registered representatives for purposes of promoting sales of the Company's products, assistance in training and education for the Selling Agents, and opportunities for the Company to participate in sales conferences and educational seminars.

You should ask your Selling Agent for further information about what commissions or other compensation he or she, or the Selling Broker-Dealer for which he or she works, may receive in connection with our purchase of the Policy.

THE POLICY

To apply for a Policy, you must submit an application to our Principal Office. We will then follow underwriting procedures designed to determine the insurability of the proposed Insureds. We offer the Policy on a regular (or medical) underwriting. We may require medical examinations and further information before the proposed application is approved. Proposed Insureds must be acceptable risks based on our underwriting limits and standards. A Policy cannot be issued until the underwriting process has been completed to our satisfaction. We reserve the right to reject an application that does not meet our underwriting requirements or to apply extra charges for the underwriting classification for Insureds which will result in increased Monthly Cost of Insurance charges. The cost of insurance charges are based on the 1980 Commissioner's Standard Ordinary Smoker and Nonsmoker Mortality Table.

Expense Charges Applied to Premium. We deduct charges from each premium payment for our federal, state and local tax obligations. The current charge is 6.00%. The guaranteed maximum charge is 8.00%.

Increase in Face Amount. After the first policy anniversary, you may request an increase in the Specified Face Amount. You must provide satisfactory evidence of each Insured's insurability. Once requested, an increase will become effective at the next policy anniversary following our approval of your request. The Policy does not allow for an increase if the younger Insured's Attained Age is greater than 80 on the effective date of the increase.

If there are increases in the Specified Face Amount other than increases caused by changes in the death benefit option, the cost of insurance charge is determined separately for the initial Specified Face Amount and each increase in the Specified Face Amount. In calculating the net amount at risk, your Account Value will first be allocated to the initial death benefit and then to each increase in the Specified Face Amount in the order in which the increases were made.

FINANCIAL STATEMENTS

The financial statements of the Variable Account and Sun Life Assurance Company of Canada (U.S.) are included in this Statement of Additional Information. The consolidated financial statements of Sun Life Assurance Company of Canada (U.S.) are provided as relevant to its ability to meet its financial obligations under the Policies and should not be considered as bearing on the investment performance of the assets held in the Variable Account.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Contract Owners participating in Sun Life of Canada (U.S.) Variable Account I and

the Board of Directors of Sun Life Assurance Company of Canada (U.S.):

We have audited the accompanying statements of condition of AIM V.I. Capital Appreciation Sub-Account, AIM V.I. Growth Sub-Account, AIM V.I. Core Equity Sub-Account, AIM V.I. International Growth Sub-Account, AIM V.I. Premier Equity Sub-Account, Alger American Growth Sub-Account, Alger American Income and Growth Sub-Account, Alger American Small Capitalization Sub-Account, Alger American Mid Cap Growth Sub-Account, Goldman Sachs CORE Small Cap Equity Sub-Account, Goldman Sachs CORE US Equity Sub-Account, Goldman Sachs Growth and Income Sub-Account, Goldman Sachs International Equity Sub-Account, Goldman Sachs Mid Cap Value Sub-Account, MFS/Sun Life Series Trust Capital Appreciation Sub-Account, MFS/Sun Life Series Trust Massachusetts Investors Trust Sub-Account, MFS/Sun Life Series Trust Emerging Growth Sub-Account, MFS/Sun Life Series Trust Government Securities Sub-Account, MFS/Sun Life Series Trust High Yield Sub-Account, MFS/Sun Life Series Trust Massachusetts Investors Growth Stock Sub-Account, MFS/Sun Life Series Trust New Discovery Sub-Account, MFS/Sun Life Series Trust Total Return Sub-Account, MFS/Sun Life Series Trust Utilities Sub-Account, MFS/Sun Life Series Trust Value Sub-Account, OCC Accumulation Trust Equity Sub-Account, OCC Accumulation Trust Mid Cap Sub-Account, OCC Accumulation Trust Small Cap Sub-Account, OCC Accumulation Trust Managed Sub-Account, Sun Capital Money Market Sub-Account, Sun Capital Investment Grade Bond Sub-Account, Sun Capital Real Estate Sub-Account, Sun Capital Select Equity Sub-Account, Sun Capital Blue Chip Mid-Cap Sub-Account, Sun Capital Investors Foundation Sub-Account, Sun Capital Davis Venture Value Sub-Account, Sun Capital Davis Financial Sub-Account, Sun Capital Value Equity Sub-Account, Sun Capital Value Mid Cap Sub-Account, Sun Capital Value Small Cap Sub-Account, Sun Capital Value Managed Sub-Account, Sun Capital Neuberger Berman Mid Cap Value Sub-Account, Sun Capital Neuberger Berman Mid Cap Growth Sub-Account, Sun Capital Alger Growth Sub-Account, Sun Capital Alger Income and Growth Sub-Account, Sun Capital Alger Small Capitalization Sub-Account, Sun Capital All Cap Sub-Account, AIM V.I. Dynamics Sub-Account, AIM V.I. Small Company Growth Sub-Account, AllianceBernstein VP Technology Sub-Account, AllianceBernstein VP Growth and Income Sub-Account, Fidelity VIP Index 500 Sub-Account, Fidelity VIP Money Market Sub-Account, Fidelity VIP Contrafund Sub-Account, Fidelity VIP Overseas Sub-Account, Fidelity VIP Growth Sub-Account, Franklin Templeton Growth Securities Sub-Account, Franklin Templeton Foreign Securities Sub-Account, PIMCO High Yield Sub-Account, PIMCO Emerging Market Bond Sub-Account, PIMCO Real Return Sub-Account, PIMCO Total Return Sub-Account, PIMCO Low Duration Sub-Account, Scudder Variable Insurance Trust Small Cap Index Sub-Account, Scudder Variable Insurance Trust EAFE Equity Index Sub-Account, Scudder SVS Dreman Small Cap Value Sub-Account, Delaware VIP Growth Opportunities Sub-Account, Dreyfus MidCap Stock Sub-Account, Lord Abbett Growth and Income Sub-Account, Lord Abbett Mid-Cap Value Sub-Account, Oppenheimer Capital Appreciation Sub-Account, Van Kampen LIT Growth & Income Sub-Account and T. Rowe Price Blue Chip Growth Sub-Account of Sun Life (U.S.) Variable Account I (the "Sub-Accounts") as of December 31, 2004, the related statement of operations and the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the four years in the period then ended. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Sub-Accounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Sub-Accounts' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Sub-Accounts as of December 31, 2004 and the results of their operations and the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

April 28, 2005

Sun Life of Canada (U.S.) Variable Account I

Statements of Condition - December 31, 2004

Assets:	Shares	Cost	Value
Investments in mutual funds:
AIM Variable Insurance Funds, Inc.
V.I. Capital Appreciation Fund ("AIM1")	43,615	$ 843,376	$ 989,628
V.I. Growth Fund ("AIM2") [e]	46,682	597,759	749,252
V.I. Core Equity Fund ("AIM3") [a] [e]	57,429	1,118,304	1,297,897
V.I. International Growth Fund ("AIM4") [a]	105,122	1,526,810	2,078,260
V.I. Premier Equity Fund ("AIM5") [a] [e]	40,811	755,332	869,268
The Alger American Fund
Growth Portfolio ("AL1")	14,761	537,671	518,405
Income and Growth Portfolio ("AL2")	46,031	448,410	462,612
Small Capitalization Portfolio ("AL3")	6,956	113,536	140,920
Mid Cap Growth Portfolio ("AL4") [d]	2,283	42,727	47,492
Goldman Sachs Variable Insurance Trust
CORE Small Cap Equity Fund ("GS2")	22,465	282,745	323,491
CORE US Equity Fund ("GS3")	99,140	1,051,945	1,231,322
Growth and Income Fund ("GS4")	33,408	337,533	391,202
International Equity Fund ("GS5")	93,476	814,088	993,653
Mid Cap Value Fund ("GS8") [d]	30,682	463,037	468,818
MFS/Sun Life Series Trust
Capital Appreciation Series ("CAS") [e]	23,750	397,838	457,191
Massachusetts Investors Trust Series ("CGS")	84,787	2,089,944	2,396,937
Emerging Growth Series ("EGS") [e]	44,575	531,131	697,599
Government Securities Series ("GSS")	196,896	2,623,320	2,591,154
High Yield Series ("HYS")	312,133	2,101,653	2,284,813
Massachusetts Investors Growth Stock Series ("MIS")	125,153	1,008,653	1,178,942
New Discovery Series ("NWD")	80,452	906,090	1,097,366
Total Return Series ("TRS")	219,675	3,725,838	4,294,643
Utilities Series ("UTS")	50,871	576,673	794,093
Value Series ("EIS") [d]	21,133	297,965	327,778
OCC Accumulation Trust
Equity Portfolio ("OP1")	16,975	597,018	611,083
Mid Cap Portfolio ("OP2")	9,566	130,698	136,692
Small Cap Portfolio ("OP3")	12,263	361,604	443,307
Managed Portfolio ("OP4")	629	25,140	26,881
Sun Capital Advisers Trust
Sun Capital Money Market Fund ("SCA1")	1,742,920	1,742,920	1,742,920
Sun Capital Investment Grade Bond Fund ("SCA2")	180,273	1,797,327	1,818,953
Sun Capital Real Estate Fund ("SCA3")	140,124	1,963,179	2,663,750
Sun Capital Select Equity Fund ("SCA4") [c]	-	-	-
Sun Capital Blue Chip Mid-Cap Fund ("SCA5")	119,646	1,761,064	2,169,175
Sun Capital Investors Foundation Fund ("SCA6") [c]	-	-	-
Sun Capital Davis Venture Value Fund ("SCA7")	201,336	1,770,835	2,136,180
Sun Capital Davis Financial Fund ("SCA8") [c]	-	-	-
Sun Capital Value Equity Fund ("SCA9") [c]	-	-	-
Sun Capital Value Mid Cap Fund ("SCA ") [c]	-	-	-
Sun Capital Value Small Cap Fund ("SCB")	119,660	1,671,051	1,820,031

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account I

Statements of Condition - December 31, 2004 - continued
Assets:	Shares	Cost	Value
Sun Capital Advisers Trust
Sun Capital Value Managed Fund ("SCC") [c]	-	-	-
Sun Capital Neuberger Berman Mid Cap Value Fund ("SCH") [c]	-	-	-
Sun Capital Neuberger Berman Mid Cap Growth Fund ("SCI") [c]	-	-	-
Sun Capital Alger Growth Fund ("SCJ") [c]	-	-	-
Sun Capital Alger Income and Growth Fund ("SCK") [c]	-	-	-
Sun Capital Alger Small Capitalization Fund ("SCL") [c]	-	-	-
Sun Capital All Cap Fund ("SCM")	7,376	89,684	91,984
AIM Variable Insurance Funds, Inc. [f]
V.I. Dynamics Fund ("IV1") [e] [f]	23,635	244,764	315,286
V.I. Small Company Growth Fund ("IV2") [e] [f]	28,245	341,966	435,261
AllianceBernstein Variable Product Series Fund, Inc. [b]
VP Technology Portfolio ("AN2") [e]	14,186	181,319	213,932
VP Growth and Income Portfolio ("AN3")	127,453	2,583,226	3,042,299
Fidelity Variable Insurance Products Fund
Fidelity VIP Index 500 Portfolio ("FL4")	70,671	8,180,894	9,710,931
Fidelity VIP Money Market Portfolio ("FL5")	9,742,658	9,742,658	9,742,658
Fidelity VIP ContrafundTM Portfolio ("FL6")	102,323	2,185,217	2,714,616
Fidelity VIP Overseas Portfolio ("FL7")	200,086	2,747,361	3,489,491
Fidelity VIP Growth Portfolio ("FL8")	34,209	960,876	1,090,578
Franklin Templeton Variable Insurance Products Trust
Franklin Templeton Growth Securities Fund ("FTG")	52,068	571,273	668,036
Franklin Templeton Foreign Securities Fund ("FTI")	201,709	2,421,835	2,894,518
PIMCO Variable Insurance Trust
PIMCO High Yield Portfolio ("PHY")	120,437	973,416	1,011,668
PIMCO Emerging Markets Bond Portfolio ("PMB")	85,681	1,109,112	1,131,843
PIMCO Real Return Portfolio ("PRR")	111,262	1,409,191	1,437,509
PIMCO Total Return Portfolio ("PTR")	218,984	2,286,461	2,301,522
PIMCO Low Duration Fund ("PLD") [d]	334,611	3,459,023	3,446,489
Scudder Variable Insurance Trust Funds
Scudder Variable Insurance Trust Small Cap Index Fund ("SSC")	120,003	1,422,856	1,720,842
Scudder Variable Insurance Trust EAFE Equity Index ("SEE")	33,308	271,166	317,424
Scudder Variable Series II
SVS Dreman Small Cap Value Portfolio ("SCV") [d]	7,830	147,201	157,076
Delaware Variable Insurance Products Trust
VIP Growth Opportunities Series ("DGO") [d]	1,645	23,140	26,254
Dreyfus Investment Portfolios
MidCap Stock Portfolio ("DMC") [d]	127,552	1,963,071	2,247,472
Lord Abbett Series Fund, Inc.
Growth and Income Portfolio ("LA1") [d]	5,409	137,336	147,022
Mid-Cap Value Portfolio ("LA2") [d]	21,229	405,259	441,349
Oppenheimer Variable Account Funds
Capital Appreciation Fund ("OCF") [d]	5,949	212,980	220,046
Van Kampen Life Insurance Trust
LIT Growth & Income Portfolio ("VGI") [d]	8,327	147,812	160,876
T. Rowe Price Equity Series, Inc.
T.Rowe Price Blue Chip Growth Portfolio ("TBC") [d]	201,395	1,627,633	1,830,682
Net Assets:		$80,859,944	$ 91,259,372

[a] Effective May 1, 2002, the following funds names changed from Aim V.I. Growth and Income, Aim V.I. International Equity and Aim V.I. Value Fund to Aim V.I. Core Equity, Aim V.I. International Growth and Aim V.I. Premier Equity Fund, respectively

[b] Effective May 1, 2003, Alliance Variable Products Series Fund, Inc. is renamed to AllianceBernstein Variable Product Series Fund, Inc.

[c] The Board of Trustees of Sun Capital Advisers Trust voted to terminate and liquidate these funds, effective August 6, 2004. Investments held in these funds on the date of liquidation were transferred to the Fidelity VIP Money Market Portfolio.

[d] The effective date of these investment options in Variable Account I is August 6, 2004.

[e] As of August 6, 2004, AIM V.I. Core Equity Fund, AIM V.I. Growth Fund, AIM V.I. Premier Equity Fund, AllianceBernstein VP Technology Portfolio, INVESCO VIF Dynamics Fund, INVESCO VIF Small Company Growth Fund, MFS/Sun Life Capital Appreciation Series and MFS/Sun Life Emerging GrowthSeries were no longer open to new premium or transfers.

[f] Effective October 15, 2004, INVESCO Variable Investment Funds, Inc. is renamed AIM Variable Insurance Funds. INVESCO VIF Dynamics Fund is renamed AIM V.I. Dynamics Fund and INVESCO VIF Small Company Growth Fund is renamed AIM V.I. Small Company Growth Fund.

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account I

Statements of Condition - December 31, 2004 - continued
Net Assets Applicable to Contract Owners:	Units	Value
Futurity Variable Universal Life Contracts:
AIM Variable Insurance Funds, Inc.
V.I. Capital Appreciation Fund ("AIM1")	111,629	$ 979,175
V.I. Growth Fund ("AIM2") [e]	112,323	760,747
V.I. Core Equity Fund ("AIM3") [a] [e]	153,704	1,297,259
V.I. International Growth Fund ("AIM4") [a]	191,021	2,068,325
V.I. Premier Equity Fund ("AIM5") [a] [e]	108,115	869,052
The Alger American Fund
Growth Portfolio ("AL1")	67,519	515,807
Income and Growth Portfolio ("AL2")	51,380	461,602
Small Capitalization Portfolio ("AL3")	15,537	140,158
Mid Cap Growth Portfolio ("AL4") [d]	3,770	47,492
Goldman Sachs Variable Insurance Trust
CORE Small Cap Equity Fund ("GS2")	19,335	324,935
CORE US Equity Fund ("GS3")	123,496	1,210,680
Growth and Income Fund ("GS4")	35,174	391,361
International Equity Fund ("GS5")	107,191	1,002,357
Mid Cap Value Fund ("GS8") [d]	38,922	468,562
MFS/Sun Life Series Trust
Capital Appreciation Series ("CAS") [e]	58,760	456,379
Massachusetts Investors Trust Series ("CGS")	255,401	2,402,768
Emerging Growth Series ("EGS") [e]	91,072	695,166
Government Securities Series ("GSS")	207,719	2,578,231
High Yield Series ("HYS")	172,603	2,274,083
Massachusetts Investors Growth Stock Series ("MIS")	147,809	1,179,938
New Discovery Series ("NWD")	114,708	1,085,097
Total Return Series ("TRS")	338,880	4,287,717
Utilities Series ("UTS")	70,699	808,395
Value Series ("EIS") [d]	28,237	327,493
OCC Accumulation Trust
Equity Portfolio ("OP1")	51,267	610,685
Mid Cap Portfolio ("OP2")	6,314	139,580
Small Cap Portfolio ("OP3")	22,473	440,215
Managed Portfolio ("OP4")	2,258	25,755
Sun Capital Advisers Trust
Sun Capital Money Market Fund ("SCA1")	158,525	1,743,749
Sun Capital Investment Grade Bond Fund ("SCA2")	135,296	1,768,092
Sun Capital Real Estate Fund ("SCA3")	122,604	2,650,303
Sun Capital Select Equity Fund ("SCA4") [c]	-	-
Sun Capital Blue Chip Mid-Cap Fund ("SCA5")	153,718	2,164,285
Sun Capital Investors Foundation Fund ("SCA6") [c]	-	-
Sun Capital Davis Venture Value Fund ("SCA7")	193,725	2,137,277
Sun Capital Davis Financial Fund ("SCA8") [c]	-	-
Sun Capital Value Equity Fund ("SCA9") [c]	-	-
Sun Capital Value Mid Cap Fund ("SCA ") [c]	-	-
Sun Capital Value Small Cap Fund ("SCB")	136,275	1,811,446

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account I

Statements of Condition - December 31, 2004 - continued
Net Assets Applicable to Contract Owners:	Units	Value
Sun Capital Advisers Trust
Sun Capital Value Managed Fund ("SCC") [c]	-	-
Sun Capital Neuberger Berman Mid Cap Value Fund ("SCH") [c]	-	-
Sun Capital Neuberger Berman Mid Cap Growth Fund ("SCI") [c]	-	-
Sun Capital Alger Growth Fund ("SCJ") [c]	-	-
Sun Capital Alger Income and Growth Fund ("SCK") [c]	-	-
Sun Capital Alger Small Capitalization Fund ("SCL") [c]	-	-
Sun Capital All Cap Fund ("SCM")	6,521	90,356
AIM Variable Insurance Funds, Inc. [f]
V.I. Dynamics Fund ("IV1") [e] [f]	38,477	315,286
V.I. Small Company Growth Fund ("IV2") [e] [f]	50,367	435,311
AllianceBernstein Variable Product Series Fund, Inc. [b]
VP Technology Portfolio ("AN2") [e]	31,810	213,926
VP Growth and Income Portfolio ("AN3")	294,980	3,041,247
Fidelity Variable Insurance Products Fund
Fidelity VIP Index 500 Portfolio ("FL4")	1,007,408	9,765,021
Fidelity VIP Money Market Portfolio ("FL5")	918,254	9,703,636
Fidelity VIP ContrafundTM Portfolio ("FL6")	219,538	2,736,419
Fidelity VIP Overseas Portfolio ("FL7")	331,343	3,473,292
Fidelity VIP Growth Portfolio ("FL8")	135,289	1,090,579
Franklin Templeton Variable Insurance Products Trust
Franklin Templeton Growth Securities Fund ("FTG")	40,990	668,030
Franklin Templeton Foreign Securities Fund ("FTI")	176,214	2,896,736
PIMCO Variable Insurance Trust
PIMCO High Yield Portfolio ("PHY")	69,113	1,011,927
PIMCO Emerging Markets Bond Portfolio ("PMB")	65,676	1,131,673
PIMCO Real Return Portfolio ("PRR")	119,846	1,437,641
PIMCO Total Return Portfolio ("PTR")	202,924	2,292,255
PIMCO Low Duration Fund ("PLD") [d]	345,073	3,468,358
Scudder Variable Insurance Trust Funds
Scudder Variable Insurance Trust Small Cap Index Fund ("SSC")	94,502	1,720,509
Scudder Variable Insurance Trust EAFE Equity Index ("SEE")	19,301	317,006
Scudder Variable Series II
SVS Dreman Small Cap Value Portfolio ("SCV") [d]	12,881	157,077
Delaware Variable Insurance Products Trust
VIP Growth Opportunities Series ("DGO") [d]	2,104	26,255
Dreyfus Investment Portfolios
MidCap Stock Portfolio ("DMC") [d]	186,541	2,254,469
Lord Abbett Series Fund, Inc.
Growth and Income Portfolio ("LA1") [d]	12,583	147,022
Mid-Cap Value Portfolio ("LA2") [d]	36,437	441,350
Oppenheimer Variable Account Funds
Capital Appreciation Fund ("OCF") [d]	19,488	220,045
Van Kampen Life Insurance Trust
LIT Growth & Income Portfolio ("VGI") [d]	13,856	160,875
T. Rowe Price Equity Series, Inc.
T.Rowe Price Blue Chip Growth Portfolio ("TBC") [d]	157,775	1,830,113
Net Assets Applicable to Contract Owners		$ 91,170,580
Net Assets Applicable to Sponsor		$ 88,792
Total Net Assets		$ 91,259,372

[a] Effective May 1, 2002, the following funds names changed from Aim V.I. Growth and Income, Aim V.I. International Equity and Aim V.I. Value Fund to Aim V.I. Core Equity, Aim V.I. International Growth and Aim V.I. Premier Equity Fund, respectively

[b] Effective May 1, 2003, Alliance Variable Products Series Fund, Inc. is renamed to AllianceBernstein Variable Product Series Fund, Inc.

[c] The Board of Trustees of Sun Capital Advisers Trust voted to terminate and liquidate these funds, effective August 6, 2004. Investments held in these funds on the date of liquidation were transferred to the Fidelity VIP Money Market Portfolio.

[d] The effective date of these investment options in Variable Account I is August 6, 2004.

[e] As of August 6, 2004, AIM V.I. Core Equity Fund, AIM V.I. Growth Fund, AIM V.I. Premier Equity Fund, AllianceBernstein VP Technology Portfolio, INVESCO VIF Dynamics Fund, INVESCO VIF Small Company Growth Fund, MFS/Sun Life Capital Appreciation Series and MFS/Sun Life Emerging GrowthSeries were no longer open to new premium or transfers.

[f] Effective October 15, 2004, INVESCO Variable Investment Funds, Inc. is renamed AIM Variable Insurance Funds. INVESCO VIF Dynamics Fund is renamed AIM V.I. Dynamics Fund and INVESCO VIF Small Company Growth Fund is renamed AIM V.I. Small Company Growth Fund.

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account I

Statements of Operations - For the Year Ended December 31, 2004
	AIM1	AIM2 [e]	AIM3 [e]
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ -	$ -	$ 12,345

Realized and unrealized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$ (7,537)	$ 12,305	$ (17,738)
Realized gain distributions	-	-	-
Net realized gains (losses)	$ (7,537)	$ 12,305	$ (17,738)

Change in unrealized appreciation (depreciation) during year	68,354	52,633	110,940

Increase (Decrease) in Net Assets from Operations	$ 60,817	$ 64,938	$ 105,547

	AIM4	AIM5 [e]	AL1
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 11,896	$ 3,942	$ -

Realized and unrealized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$ 176,639	$ (27,559)	$ (52,953)
Realized gain distributions	-	-	-
Net realized gains (losses)	$ 176,639	$ (27,559)	$ (52,953)

Change in unrealized appreciation (depreciation) during year	215,982	61,777	74,335

Increase (Decrease) in Net Assets from Operations	$ 404,517	$ 38,160	$ 21,382

	AL2	AL3	AL4 [d]
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 2,972	$ -	$ -

Realized and unrealized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$ (22,757)	$ 3,468	$ 139
Realized gain distributions	-	-	-
Net realized gains (losses)	$ (22,757)	$ 3,468	$ 139

Change in unrealized appreciation (depreciation) during year	47,859	17,088	4,765

Increase (Decrease) in Net Assets from Operations	$ 28,074	$ 20,556	$ 4,904

	GS2	GS3	GS4
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 557	$ 12,505	$ 4,992

Realized and unrealized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$ 9,246	$ 19,919	$ 7,373
Realized gain distributions	14,282	-	-
Net realized gains (losses)	$ 23,528	$ 19,919	$ 7,373

Change in unrealized appreciation (depreciation) during year	19,797	122,646	32,342

Increase (Decrease) in Net Assets from Operations	$ 43,882	$ 155,070	$ 44,707

[e] As of August 6, 2004, this fund was not open to new premiums or transfers.

[d] For the period August 6, 2004 (Commencement of operations of Sub-Account) through December 31, 2004.

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account I

Statements of Operations - For the Year Ended December 31, 2004 - continued
	GS5	GS8 [d]	CAS [e]
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 10,239	$ 2,423	$ 282

Realized and unrealized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	11,076	406	(15,376)
Realized gain distributions	-	38,904	-
Net realized gains (losses)	$ 11,076	$ 39,310	$ (15,376)

Change in unrealized appreciation (depreciation) during year	124,213	5,781	60,681

Increase (Decrease) in Net Assets from Operations	$ 145,528	$ 47,514	$ 45,587

	CGS	EGS [e]	GSS
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 18,279	$ -	$ 130,510

Realized and unrealized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	(13,008)	(24,508)	2,139
Realized gain distributions	-	-	-
Net realized gains (losses)	$ (13,008)	$ (24,508)	$ 2,139

Change in unrealized appreciation (depreciation) during year	266,193	100,025	(30,903)

Increase (Decrease) in Net Assets from Operations	$ 271,464	$ 75,517	$ 101,746

	HYS	MIS	NWD
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 193,297	$ 693	$ -

Realized and unrealized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	35,808	(19,343)	(6,216)
Realized gain distributions	-	-	-
Net realized gains (losses)	$ 35,808	$ (19,343)	$ (6,216)

Change in unrealized appreciation (depreciation) during year	(17,402)	113,596	73,084

Increase (Decrease) in Net Assets from Operations	$ 211,703	$ 94,946	$ 66,868

	TRS	UTS	EIS [d]
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 105,395	$ 11,892	$ -

Realized and unrealized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	55,924	17,399	1,607
Realized gain distributions	-	-	-
Net realized gains (losses)	$ 55,924	$ 17,399	$ 1,607

Change in unrealized appreciation (depreciation) during year	310,029	132,091	29,813

Increase (Decrease) in Net Assets from Operations	$ 471,348	$ 161,382	$ 31,420

[e] As of August 6, 2004, this fund was not open to new premiums or transfers.

[d] For the period August 6, 2004 (Commencement of operations of Sub-Account) through December 31, 2004.

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account I

Statements of Operations - For the Year Ended December 31, 2004 - continued
	OP1	OP2	OP3
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 6,761	$ 147	$ 225

Realized and unrealized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	9,279	$ 11,716	$ 14,527
Realized gain distributions	-	23,391	-
Net realized gains (losses)	$ 9,279	$ 35,107	$ 14,527

Change in unrealized appreciation (depreciation) during year	54,866	(8,003)	60,857

Increase (Decrease) in Net Assets from Operations	$ 70,906	$ 27,251	$ 75,609

	OP4	SCA1	SCA2
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 601	$ 12,100	$ 130,250

Realized and unrealized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	(661)	$ -	$ 107,014
Realized gain distributions	-	-	24,106
Net realized gains (losses)	$ (661)	$ -	$ 131,120

Change in unrealized appreciation (depreciation) during year	3,640	-	(92,667)

Increase (Decrease) in Net Assets from Operations	$ 3,580	$ 12,100	$ 168,703

	SCA3	SCA4 [f]	SCA5
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 32,992	$ -	$ -

Realized and unrealized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$ 115,443	$ 65,149	$ 324,285
Realized gain distributions	75,465	-	-
Net realized gains (losses)	$ 190,908	$ 65,149	$ 324,285

Change in unrealized appreciation (depreciation) during year	420,845	(81,196)	(122,706)

Increase (Decrease) in Net Assets from Operations	$ 644,745	$ (16,047)	$ 201,579

	SCA6 [f]	SCA7	SCA8 [f]
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ -	$ 10,456	$ 1,095

Realized and unrealized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$ 33,304	$ 22,326	$ 18,841
Realized gain distributions	-	-	-
Net realized gains (losses)	$ 33,304	$ 22,326	$ 18,841

Change in unrealized appreciation (depreciation) during year	(36,199)	165,214	(24,090)

Increase (Decrease) in Net Assets from Operations	$ (2,895)	$ 197,996	$ (4,154)

[f] Effective August 6, 2004, this fund was terminated and liquidated.

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account I

Statements of Operations - For the Year Ended December 31, 2004 - continued
	SC9 [f]	SCA [f]	SCB
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ -	$ -	$ -

Realized and unrealized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$ 259,996	$ 114,380	$ 216,206
Realized gain distributions	-	18,316	248,936
Net realized gains (losses)	$ 259,996	$ 132,696	$ 465,142

Change in unrealized appreciation (depreciation) during year	(240,848)	(118,862)	(270,267)

Increase (Decrease) in Net Assets from Operations	$ 19,148	$ 13,834	$ 194,875

	SCC [f]	SCH [f]	SCI [f]
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 13	$ 128	$ -

Realized and unrealized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$ 25,922	$ 113,902	$ 57,943
Realized gain distributions	-	12,946	-
Net realized gains (losses)	$ 25,922	$ 126,848	$ 57,943

Change in unrealized appreciation (depreciation) during year	(23,970)	(98,940)	(61,503)

Increase (Decrease) in Net Assets from Operations	$ 1,965	$ 28,036	$ (3,560)

	SCJ [f]	SCK [f]	SCL [f]
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ -	$ -	$ -

Realized and unrealized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$ 130,579	$ 104,608	$ 39,814
Realized gain distributions	-	-	12,259
Net realized gains (losses)	$ 130,579	$ 104,608	$ 52,073

Change in unrealized appreciation (depreciation) during year	(256,745)	(117,293)	(67,243)

Increase (Decrease) in Net Assets from Operations	$ (126,166)	$ (12,685)	$ (15,170)

	SCM	IV1 [e]	IV2 [e]
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 381	$ -	$ -

Realized and unrealized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$ 48,064	$ 16,709	$ 24,921
Realized gain distributions	17,934	-	-
Net realized gains (losses)	$ 65,998	$ 16,709	$ 24,921

Change in unrealized appreciation (depreciation) during year	(78,043)	17,821	20,786

Increase (Decrease) in Net Assets from Operations	$ (11,664)	$ 34,530	$ 45,707

[f] Effective August 6, 2004, this fund was terminated and liquidated.

[e] As of August 6, 2004, this fund was not open to new premiums or transfers.

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account I

Statements of Operations - For the Year Ended December 31, 2004 - continued
	AN2 [e]	AN3	FL4
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ -	$ 11,921	$ 76,015

Realized and unrealized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$ 18,502	$ 5,763	$ 7,936
Realized gain distributions	-	-	-
Net realized gains (losses)	$ 18,502	$ 5,763	$ 7,936

Change in unrealized appreciation (depreciation) during year	(14,204)	274,089	858,072

Increase (Decrease) in Net Assets from Operations	$ 4,298	$ 291,773	$ 942,023

	FL5	FL6	FL7
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 96,486	$ 4,949	$ 17,955

Realized and unrealized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$ 3	$ 123,599	$ 151,339
Realized gain distributions	-	-	-
Net realized gains (losses)	$ 3	$ 123,599	$ 151,339

Change in unrealized appreciation (depreciation) during year	-	232,317	312,524

Increase (Decrease) in Net Assets from Operations	$ 96,489	$ 360,865	$ 481,818

	FL8	FTG	FTI
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 1,104	$ 5,511	$ 21,258

Realized and unrealized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$ (7,637)	$ 11,188	$ 127,101
Realized gain distributions	-	-	-
Net realized gains (losses)	$ (7,637)	$ 11,188	$ 127,101

Change in unrealized appreciation (depreciation) during year	35,004	56,677	246,295

Increase (Decrease) in Net Assets from Operations	$ 28,471	$ 73,376	$ 394,654

	PHY	PMB	PRR
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 46,638	$ 18,675	$ 11,567

Realized and unrealized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$ 7,773	$ (542)	$ 17,695
Realized gain distributions	-	60,732	42,165
Net realized gains (losses)	$ 7,773	$ 60,190	$ 59,860

Change in unrealized appreciation (depreciation) during year	19,280	25,525	24,632

Increase (Decrease) in Net Assets from Operations	$ 73,691	$ 104,390	$ 96,059

[e] As of August 6, 2004, this fund was not open to new premiums or transfers.

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account I

Statements of Operations - For the Year Ended December 31, 2004 - continued
	PTR	PLD [d]	SSC
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 37,484	$ 19,262	$ 1,289

Realized and unrealized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$ 9,026	$ 20	$ 64,377
Realized gain distributions	33,006	10,229	-
Net realized gains (losses)	$ 42,032	$ 10,249	$ 64,377

Change in unrealized appreciation (depreciation) during year	17,539	(12,534)	208,163

Increase (Decrease) in Net Assets from Operations	$ 97,055	$ 16,977	$ 273,829

	SEE	SCV [d]	DGO [d]
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 5,755	$ -	$ -

Realized and unrealized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$ 6,668	$ 467	$ 96
Realized gain distributions	-	-	-
Net realized gains (losses)	$ 6,668	$ 467	$ 96

Change in unrealized appreciation (depreciation) during year	32,203	9,875	3,114

Increase (Decrease) in Net Assets from Operations	$ 44,626	$ 10,342	$ 3,210

	DMC [d]	LA1 [d]	LA2 [d]
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 7,873	$ 1,062	$ 1,138

Realized and unrealized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$ 13,721	$ 1,757	$ 1,456
Realized gain distributions	51,542	1,080	5,797
Net realized gains (losses)	$ 65,263	$ 2,837	$ 7,253

Change in unrealized appreciation (depreciation) during year	284,401	9,686	36,090

Increase (Decrease) in Net Assets from Operations	$ 357,537	$ 13,585	$ 44,481

	OCF [d]	VGI [d]	TBC [d]
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ -	$ -	$ 9,971

Realized and unrealized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$ 1,408	$ 222	$ 4,163
Realized gain distributions	-	-	-
Net realized gains (losses)	$ 1,408	$ 222	$ 4,163

Change in unrealized appreciation (depreciation) during year	7,066	13,064	203,049

Increase (Decrease) in Net Assets from Operations	$ 8,474	$ 13,286	$ 217,183

[d] For the period August 6, 2004 (Commencement of operations of Sub-Account) through December 31, 2004.

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account I

Statement of Changes in Net Assets
	AIM1		AIM2
	Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004 [e]	2003
Increase (Decrease) in net assets from operations:
Net investment income (loss)	$ -	$ -	$ -	$ -
Net realized gains (losses)	(7,537)	(57,202)	12,305	(53,131)
Net unrealized gains (losses)	68,354	245,345	52,633	290,617
Net Increase (Decrease) in net assets from operations	$ 60,817	$ 188,143	$ 64,938	$ 237,486
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$ 180,617	$ 162,155	$ 89,312	$ 159,615
Net transfers between sub-accounts and fixed accounts	41,465	24,528	(172,946)	34,932
Withdrawals and surrenders	(4,987)	(34,698)	(47,273)	(142,427)
Mortality and expense risk charges	(4,849)	(3,946)	(5,736)	(5,250)
Charges for life insurance protection and monthly expense charge	(113,033)	(100,908)	(100,555)	(138,091)
Net increase (decrease) in net assets from contract owner activity	$ 99,213	$ 47,131	$ (237,198)	$ (91,221)
Total increase (decrease) in net assets	$ 160,030	$ 235,274	$ (172,260)	$ 146,265
Net Assets
Beginning of period	829,598	594,324	921,512	775,247
End of period	$ 989,628	$ 829,598	$ 749,252	$ 921,512

Unit Transactions:
Units Outstanding Beginning of Period	99,063	91,280	150,908	166,107
Units purchased	24,837	23,416	15,176	30,688
Units transferred between sub-accounts	5,702	3,547	(29,386)	4,812
Units withdrawn, surrendered, and cancelled for contract charges	(17,973)	(19,180)	(24,375)	(50,699)
Units Outstanding End of Period	111,629	99,063	112,323	150,908

	AIM3		AIM4
	Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2004 [e]	2003	2004	2003
Increase (Decrease) in net assets from operations:
Net investment income (loss)	$ 12,345	$ 12,508	$ 11,896	$ 9,403
Net realized gains (losses)	(17,738)	(49,945)	176,639	(149,671)
Net unrealized gains (losses)	110,940	296,663	215,982	583,995
Net Increase (Decrease) in net assets from operations	$ 105,547	$ 259,226	$ 404,517	$ 443,727
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$ 107,319	$ 174,644	$ 323,757	$ 355,783
Net transfers between sub-accounts and fixed accounts	(147,840)	62,928	(438,181)	91,005
Withdrawals and surrenders	(150)	(49,456)	(9,068)	(207,618)
Mortality and expense risk charges	(7,518)	(6,428)	(11,036)	(9,578)
Charges for life insurance protection and monthly expense charge	(96,715)	(104,074)	(163,998)	(175,430)
Net increase (decrease) in net assets from contract owner activity	$ (144,904)	$ 77,614	$ (298,526)	$ 54,162
Total increase (decrease) in net assets	$ (39,357)	$ 336,840	$ 105,991	$ 497,889
Net Assets
Beginning of period	1,337,254	1,000,414	1,972,269	1,474,380
End of period	$ 1,297,897	$ 1,337,254	$ 2,078,260	$ 1,972,269

Unit Transactions:
Units Outstanding Beginning of Period	170,920	159,842	226,906	218,318
Units purchased	12,754	24,758	37,953	47,851
Units transferred between sub-accounts	(17,570)	8,767	(51,367)	13,616
Units withdrawn, surrendered, and cancelled for contract charges	(12,400)	(22,447)	(22,471)	(52,879)
Units Outstanding End of Period	153,704	170,920	191,021	226,906

[e] As of August 6, 2004, this fund was not open to new premiums or transfers.

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account I

Statement of Changes in Net Assets - continued
	AIM5		AL1
	Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2004 [e]	2003	2004	2003
Increase (Decrease) in net assets from operations:
Net investment income (loss)	$ 3,942	$ 2,457	$ -	$ -
Net realized gains (losses)	(27,559)	(52,295)	(52,953)	(97,513)
Net unrealized gains (losses)	61,777	216,447	74,335	263,969
Net Increase (Decrease) in net assets from operations	$ 38,160	$ 166,609	$ 21,382	$ 166,456
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$ 57,014	$ 143,931	$ 63	$ 2,625
Net transfers between sub-accounts and fixed accounts	(3,360)	47,931	(74,688)	(91,782)
Withdrawals and surrenders	(3,953)	(54,706)	(3,437)	(10,611)
Mortality and expense risk charges	(5,612)	(4,531)	(3,359)	(3,227)
Charges for life insurance protection and monthly expense charge	(81,423)	(79,112)	(28,323)	(37,261)
Net increase (decrease) in net assets from contract owner activity	$ (37,334)	$ 53,513	$ (109,744)	$ (140,256)
Total increase (decrease) in net assets	$ 826	$ 220,122	$ (88,362)	$ 26,200
Net Assets
Beginning of period	868,442	648,320	606,767	580,567
End of period	$ 869,268	$ 868,442	$ 518,405	$ 606,767

Unit Transactions:
Units Outstanding Beginning of Period	114,028	106,705	82,632	105,755
Units purchased	8,989	20,861	8	-
Units transferred between sub-accounts	(530)	7,106	(10,104)	(15,547)
Units withdrawn, surrendered, and cancelled for contract charges	(14,372)	(20,644)	(5,017)	(7,576)
Units Outstanding End of Period	108,115	114,028	67,519	82,632

	AL2		AL3
	Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003
Increase (Decrease) in net assets from operations:
Net investment income (loss)	$ 2,972	$ 1,851	$ -	$ -
Net realized gains (losses)	(22,757)	(41,416)	3,468	(6,070)
Net unrealized gains (losses)	47,859	187,690	17,088	52,425
Net Increase (Decrease) in net assets from operations	$ 28,074	$ 148,125	$ 20,556	$ 46,355
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$ (4)	$ 510	$ 2	$ 222
Net transfers between sub-accounts and fixed accounts	(108,267)	(25,983)	(3,409)	(16,088)
Withdrawals and surrenders	(2,380)	(18,169)	(410)	(4,710)
Mortality and expense risk charges	(3,611)	(3,759)	(809)	(792)
Charges for life insurance protection and monthly expense charge	(49,218)	(60,312)	(11,085)	(11,996)
Net increase (decrease) in net assets from contract owner activity	$ (163,480)	$ (107,713)	$ (15,711)	$ (33,364)
Total increase (decrease) in net assets	$ (135,406)	$ 40,412	$ 4,845	$ 12,991
Net Assets
Beginning of period	598,018	557,606	136,075	123,084
End of period	$ 462,612	$ 598,018	$ 140,920	$ 136,075

Unit Transactions:
Units Outstanding Beginning of Period	72,533	87,095	17,371	22,527
Units purchased	-	-	-	-
Units transferred between sub-accounts	(13,985)	(3,203)	(393)	(2,511)
Units withdrawn, surrendered, and cancelled for contract charges	(7,168)	(11,359)	(1,441)	(2,645)
Units Outstanding End of Period	51,380	72,533	15,537	17,371

[e] As of August 6, 2004, this fund was not open to new premiums or transfers.

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account I

Statement of Changes in Net Assets - continued
	AL4		GS2
	Sub-Account		Sub-Account
	Year Ended		Year Ended	Year Ended
	December 31,		December 31,	December 31,
	2004 [d]		2004	2003
Increase (Decrease) in net assets from operations:
Net investment income (loss)	$ -		$ 557	$ 207
Net realized gains (losses)	139		23,528	2,787
Net unrealized gains (losses)	4,765		19,797	28,043
Net Increase (Decrease) in net assets from operations	$ 4,904		$ 43,882	$ 31,037
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$ 783		$ 27,291	$ 22,373
Net transfers between sub-accounts and fixed accounts	42,963		160,058	3,578
Withdrawals and surrenders	-		(847)	(3,579)
Mortality and expense risk charges	(48)		(609)	(453)
Charges for life insurance protection and monthly expense charge	(1,110)		(12,536)	(12,258)
Net increase (decrease) in net assets from contract owner activity	$ 42,588		$ 173,357	$ 9,661
Total increase (decrease) in net assets	$ 47,492		$ 217,239	$ 40,698
Net Assets
Beginning of period	-		106,252	65,554
End of period	$ 47,492		$ 323,491	$ 106,252

Unit Transactions:
Units Outstanding Beginning of Period	-		7,278	6,414
Units purchased	69		1,870	1,979
Units transferred between sub-accounts	3,803		10,965	269
Units withdrawn, surrendered, and cancelled for contract charges	(102)		(778)	(1,384)
Units Outstanding End of Period	3,770		19,335	7,278

	GS3		GS4
	Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003
Increase (Decrease) in net assets from operations:
Net investment income (loss)	$ 12,505	$ 2,568	$ 4,992	$ 1,829
Net realized gains (losses)	19,919	(6,842)	7,373	(4,123)
Net unrealized gains (losses)	122,646	82,452	32,342	31,164
Net Increase (Decrease) in net assets from operations	$ 155,070	$ 78,178	$ 44,707	$ 28,870
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$ 115,488	$ 101,184	$ 64,260	$ 64,142
Net transfers between sub-accounts and fixed accounts	619,282	42,189	149,427	10,711
Withdrawals and surrenders	(6,909)	-	(3,075)	(10,192)
Mortality and expense risk charges	(2,691)	(1,633)	(936)	(705)
Charges for life insurance protection and monthly expense charge	(52,539)	(29,591)	(27,860)	(25,077)
Net increase (decrease) in net assets from contract owner activity	$ 672,631	$ 112,149	$ 181,816	$ 38,879
Total increase (decrease) in net assets	$ 827,701	$ 190,327	$ 226,523	$ 67,749
Net Assets
Beginning of period	403,621	213,294	164,679	96,930
End of period	$ 1,231,322	$ 403,621	$ 391,202	$ 164,679

Unit Transactions:
Units Outstanding Beginning of Period	46,161	31,668	17,603	12,714
Units purchased	13,636	13,026	6,170	8,089
Units transferred between sub-accounts	73,118	5,532	14,348	1,264
Units withdrawn, surrendered, and cancelled for contract charges	(9,419)	(4,065)	(2,947)	(4,464)
Units Outstanding End of Period	123,496	46,161	35,174	17,603

[d] For the period August 6, 2004 (Commencement of operations of Sub-Account) through December 31, 2004.

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account I

Statement of Changes in Net Assets - continued
	GS5		GS8
	Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2004	2003	2004 [d]
Increase (Decrease) in net assets from operations:
Net investment income (loss)	$ 10,239	$ 18,647	$ 2,423
Net realized gains (losses)	11,076	(20,765)	39,310
Net unrealized gains (losses)	124,213	141,830	5,781
Net Increase (Decrease) in net assets from operations	$ 145,528	$ 139,712	$ 47,514
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$ 133,091	$ 110,302	$ 16,165
Net transfers between sub-accounts and fixed accounts	248,843	18,800	414,646
Withdrawals and surrenders	(7,863)	(3,261)	-
Mortality and expense risk charges	(2,697)	(2,126)	(327)
Charges for life insurance protection and monthly expense charge	(68,916)	(56,174)	(9,180)
Net increase (decrease) in net assets from contract owner activity	$ 302,458	$ 67,541	$ 421,304
Total increase (decrease) in net assets	$ 447,986	$ 207,253	$ 468,818
Net Assets
Beginning of period	545,667	338,414	-
End of period	$ 993,653	$ 545,667	$ 468,818

Unit Transactions:
Units Outstanding Beginning of Period	64,158	53,887	-
Units purchased	18,444	16,182	1,494
Units transferred between sub-accounts	34,487	2,503	38,329
Units withdrawn, surrendered, and cancelled for contract charges	(9,898)	(8,414)	(901)
Units Outstanding End of Period	107,191	64,158	38,922

	CAS		CGS
	Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2004 [e]	2003	2004	2003
Increase (Decrease) in net assets from operations:
Net investment income (loss)	$ 282	$ -	$ 18,279	$ 15,192
Net realized gains (losses)	(15,376)	(104,316)	(13,008)	(23,022)
Net unrealized gains (losses)	60,681	192,039	266,193	312,525
Net Increase (Decrease) in net assets from operations	$ 45,587	$ 87,723	$ 271,464	$ 304,695
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$ 35,251	$ 60,698	$ 236,375	$ 211,114
Net transfers between sub-accounts and fixed accounts	(10,531)	14,885	317,935	139,413
Withdrawals and surrenders	(2,326)	(9,484)	(9,451)	(6,791)
Mortality and expense risk charges	(2,668)	(2,087)	(10,396)	(8,138)
Charges for life insurance protection and monthly expense charge	(40,938)	(39,147)	(127,919)	(105,992)
Net increase (decrease) in net assets from contract owner activity	$ (21,212)	$ 24,865	$ 406,544	$ 229,606
Total increase (decrease) in net assets	$ 24,375	$ 112,588	$ 678,008	$ 534,301
Net Assets
Beginning of period	432,816	320,228	1,718,929	1,184,628
End of period	$ 457,191	$ 432,816	$ 2,396,937	$ 1,718,929

Unit Transactions:
Units Outstanding Beginning of Period	61,954	58,126	202,404	171,309
Units purchased	5,238	10,319	30,395	28,782
Units transferred between sub-accounts	(1,565)	1,514	40,884	18,605
Units withdrawn, surrendered, and cancelled for contract charges	(6,867)	(8,005)	(18,282)	(16,292)
Units Outstanding End of Period	58,760	61,954	255,401	202,404

[d] For the period August 6, 2004 (Commencement of operations of Sub-Account) through December 31, 2004.

[e] As of August 6, 2004, this fund was not open to new premiums or transfers.

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account I

Statement of Changes in Net Assets - continued
	EGS		GSS
	Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2004 [e]	2003	2004	2003
Increase (Decrease) in net assets from operations:
Net investment income (loss)	$ -	$ -	$ 130,510	$ 103,023
Net realized gains (losses)	(24,508)	(156,335)	2,139	25,525
Net unrealized gains (losses)	100,025	382,388	(30,903)	(76,228)
Net Increase (Decrease) in net assets from operations	$ 75,517	$ 226,053	$ 101,746	$ 52,320
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$ 90,319	$ 155,110	$ 361,548	$ 489,678
Net transfers between sub-accounts and fixed accounts	(243,952)	(48,667)	(225,622)	135,060
Withdrawals and surrenders	(26,257)	(69,219)	(17,927)	(37,130)
Mortality and expense risk charges	(4,779)	(4,829)	(16,454)	(14,373)
Charges for life insurance protection and monthly expense charge	(78,191)	(97,531)	(217,959)	(249,449)
Net increase (decrease) in net assets from contract owner activity	$ (262,860)	$ (65,136)	$ (116,414)	$ 323,786
Total increase (decrease) in net assets	$ (187,343)	$ 160,917	$ (14,668)	$ 376,106
Net Assets
Beginning of period	884,942	724,025	2,605,822	2,229,716
End of period	$ 697,599	$ 884,942	$ 2,591,154	$ 2,605,822

Unit Transactions:
Units Outstanding Beginning of Period	131,684	141,341	216,241	188,842
Units purchased	13,879	26,788	23,221	40,623
Units transferred between sub-accounts	(37,487)	(7,571)	(14,491)	11,348
Units withdrawn, surrendered, and cancelled for contract charges	(17,004)	(28,874)	(17,252)	(24,572)
Units Outstanding End of Period	91,072	131,684	207,719	216,241

	HYS		MIS
	Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003
Increase (Decrease) in net assets from operations:
Net investment income (loss)	$ 193,297	$ 173,049	$ 693	$ -
Net realized gains (losses)	35,808	(10,037)	(19,343)	(43,909)
Net unrealized gains (losses)	(17,402)	245,860	113,596	186,441
Net Increase (Decrease) in net assets from operations	$ 211,703	$ 408,872	$ 94,946	$ 142,532
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$ 391,739	$ 326,944	$ 246,261	$ 230,734
Net transfers between sub-accounts and fixed accounts	(505,068)	250,720	45,897	201,497
Withdrawals and surrenders	(20,514)	(83,668)	(13,944)	(34,106)
Mortality and expense risk charges	(13,336)	(11,615)	(5,932)	(4,073)
Charges for life insurance protection and monthly expense charge	(192,244)	(190,515)	(104,987)	(100,631)
Net increase (decrease) in net assets from contract owner activity	$ (339,423)	$ 291,866	$ 167,295	$ 293,421
Total increase (decrease) in net assets	$ (127,720)	$ 700,738	$ 262,241	$ 435,953
Net Assets
Beginning of period	2,412,533	1,711,795	916,701	480,748
End of period	$ 2,284,813	$ 2,412,533	$ 1,178,942	$ 916,701

Unit Transactions:
Units Outstanding Beginning of Period	200,016	172,449	126,687	81,106
Units purchased	30,817	30,416	30,758	36,476
Units transferred between sub-accounts	(39,732)	23,328	5,732	29,602
Units withdrawn, surrendered, and cancelled for contract charges	(18,498)	(26,177)	(15,368)	(20,497)
Units Outstanding End of Period	172,603	200,016	147,809	126,687

[e] As of August 6, 2004, this fund was not open to new premiums or transfers.

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account I

Statement of Changes in Net Assets - continued
	NWD		TRS
	Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003
Increase (Decrease) in net assets from operations:
Net investment income (loss)	$ -	$ -	$ 105,395	$ 103,805
Net realized gains (losses)	(6,216)	(11,111)	55,924	(90,731)
Net unrealized gains (losses)	73,084	263,682	310,029	520,381
Net Increase (Decrease) in net assets from operations	$ 66,868	$ 252,571	$ 471,348	$ 533,455
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$ 203,266	$ 146,109	$ 447,118	$ 387,557
Net transfers between sub-accounts and fixed accounts	(82,511)	187,060	(138,797)	647,147
Withdrawals and surrenders	(7,571)	(2,881)	(52,596)	(83,701)
Mortality and expense risk charges	(6,023)	(4,735)	(23,967)	(18,340)
Charges for life insurance protection and monthly expense charge	(110,763)	(76,387)	(307,168)	(264,942)
Net increase (decrease) in net assets from contract owner activity	$ (3,602)	$ 249,166	$ (75,410)	$ 667,721
Total increase (decrease) in net assets	$ 63,266	$ 501,737	$ 395,938	$ 1,201,176
Net Assets
Beginning of period	1,034,100	532,363	3,898,705	2,697,529
End of period	$ 1,097,366	$ 1,034,100	$ 4,294,643	$ 3,898,705

Unit Transactions:
Units Outstanding Beginning of Period	116,920	79,180	344,082	274,812
Units purchased	63,916	19,007	28,685	38,908
Units transferred between sub-accounts	(25,945)	29,530	(8,905)	65,280
Units withdrawn, surrendered, and cancelled for contract charges	(40,183)	(10,797)	(24,982)	(34,918)
Units Outstanding End of Period	114,708	116,920	338,880	344,082

	UTS		EIS
	Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2004	2003	2004 [d]
Increase (Decrease) in net assets from operations:
Net investment income (loss)	$ 11,892	$ 16,836	$ -
Net realized gains (losses)	17,399	(110,401)	1,607
Net unrealized gains (losses)	132,091	229,338	29,813
Net Increase (Decrease) in net assets from operations	$ 161,382	$ 135,773	$ 31,420
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$ 124,880	$ 107,212	$ 1,903
Net transfers between sub-accounts and fixed accounts	71,980	(15,520)	304,874
Withdrawals and surrenders	10,176	(3,439)	-
Mortality and expense risk charges	(3,158)	(2,426)	(184)
Charges for life insurance protection and monthly expense charge	(54,637)	(46,787)	(10,235)
Net increase (decrease) in net assets from contract owner activity	$ 149,241	$ 39,040	$ 296,358
Total increase (decrease) in net assets	$ 310,623	$ 174,813	$ 327,778
Net Assets
Beginning of period	483,470	308,657	-
End of period	$ 794,093	$ 483,470	$ 327,778

Unit Transactions:
Units Outstanding Beginning of Period	57,320	47,288	-
Units purchased	10,123	16,664	182
Units transferred between sub-accounts	5,834	89	29,074
Units withdrawn, surrendered, and cancelled for contract charges	(2,578)	(6,721)	(1,019)
Units Outstanding End of Period	70,699	57,320	28,237

[d] For the period August 6, 2004 (Commencement of operations of Sub-Account) through December 31, 2004.

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account I

Statement of Changes in Net Assets - continued
	OP1		OP2
	Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003
Increase (Decrease) in net assets from operations:
Net investment income (loss)	$ 6,761	$ 8,293	$ 147	$ -
Net realized gains (losses)	9,279	(4,804)	35,107	15,950
Net unrealized gains (losses)	54,866	157,013	(8,003)	28,773
Net Increase (Decrease) in net assets from operations	$ 70,906	$ 160,502	$ 27,251	$ 44,723
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$ (793)	$ 14	$ 4	$ 262
Net transfers between sub-accounts and fixed accounts	(148,064)	(791)	(26,765)	(150)
Withdrawals and surrenders	-	(8,846)	(22,871)	(25,658)
Mortality and expense risk charges	(3,662)	(3,238)	(537)	(506)
Charges for life insurance protection and monthly expense charge	(17,012)	(20,838)	(13,487)	(17,000)
Net increase (decrease) in net assets from contract owner activity	$ (169,531)	$ (33,699)	$ (63,656)	$ (43,052)
Total increase (decrease) in net assets	$ (98,625)	$ 126,803	$ (36,405)	$ 1,671
Net Assets
Beginning of period	709,708	582,905	173,097	171,426
End of period	$ 611,083	$ 709,708	$ 136,692	$ 173,097

Unit Transactions:
Units Outstanding Beginning of Period	66,493	70,029	9,543	12,424
Units purchased	(72)	-	-	-
Units transferred between sub-accounts	(13,344)	(106)	(1,440)	(11)
Units withdrawn, surrendered, and cancelled for contract charges	(1,810)	(3,430)	(1,789)	(2,870)
Units Outstanding End of Period	51,267	66,493	6,314	9,543

	OP3		OP4
	Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003
Increase (Decrease) in net assets from operations:
Net investment income (loss)	$ 225	$ 213	$ 601	$ 764
Net realized gains (losses)	14,527	(6,703)	(661)	(1,985)
Net unrealized gains (losses)	60,857	153,459	3,640	9,021
Net Increase (Decrease) in net assets from operations	$ 75,609	$ 146,969	$ 3,580	$ 7,800
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$ (348)	$ (10)	$ -	$ 110
Net transfers between sub-accounts and fixed accounts	(88,491)	(1,594)	(14,332)	-
Withdrawals and surrenders	(1,118)	(19,030)	-	(3,919)
Mortality and expense risk charges	(2,661)	(2,210)	(232)	(223)
Charges for life insurance protection and monthly expense charge	(17,584)	(19,832)	(3,117)	(4,066)
Net increase (decrease) in net assets from contract owner activity	$ (110,202)	$ (42,676)	$ (17,681)	$ (8,098)
Total increase (decrease) in net assets	$ (34,593)	$ 104,293	$ (14,101)	$ (298)
Net Assets
Beginning of period	477,900	373,607	40,982	41,280
End of period	$ 443,307	$ 477,900	$ 26,881	$ 40,982

Unit Transactions:
Units Outstanding Beginning of Period	28,428	31,605	3,811	4,691
Units purchased	(19)	-	-	-
Units transferred between sub-accounts	(4,720)	(138)	(1,248)	-
Units withdrawn, surrendered, and cancelled for contract charges	(1,216)	(3,039)	(305)	(880)
Units Outstanding End of Period	22,473	28,428	2,258	3,811

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account I

Statement of Changes in Net Assets - continued
	SCA1		SCA2
	Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003
Increase (Decrease) in net assets from operations:
Net investment income (loss)	$ 12,100	$ 9,408	$ 130,250	$ 149,608
Net realized gains (losses)	-	-	131,120	8,178
Net unrealized gains (losses)	-	-	(92,667)	100,579
Net Increase (Decrease) in net assets from operations	$ 12,100	$ 9,408	$ 168,703	$ 258,365
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$ 477,226	$ 735,010	$ 523,033	$ 563,559
Net transfers between sub-accounts and fixed accounts	48,532	15,948	(1,637,459)	163,763
Withdrawals and surrenders	(267,996)	(710,295)	(35,210)	(447,287)
Mortality and expense risk charges	(9,847)	(9,755)	(15,162)	(16,172)
Charges for life insurance protection and monthly expense charge	(88,291)	(125,911)	(243,434)	(307,627)
Net increase (decrease) in net assets from contract owner activity	$ 159,624	$ (95,003)	$ (1,408,232)	$ (43,764)
Total increase (decrease) in net assets	$ 171,724	$ (85,595)	$ (1,239,529)	$ 214,601
Net Assets
Beginning of period	1,571,196	1,656,791	3,058,482	2,843,881
End of period	$ 1,742,920	$ 1,571,196	$ 1,818,953	$ 3,058,482

Unit Transactions:
Units Outstanding Beginning of Period	107,943	151,139	250,179	252,822
Units purchased	148,150	32,795	41,286	46,429
Units transferred between sub-accounts	15,067	1,221	(129,255)	15,236
Units withdrawn, surrendered, and cancelled for contract charges	(112,635)	(77,212)	(26,914)	(64,308)
Units Outstanding End of Period	158,525	107,943	135,296	250,179

	SCA3		SCA4
	Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004 [f]	2003
Increase (Decrease) in net assets from operations:
Net investment income (loss)	$ 32,992	$ -	$ -	$ 1,388
Net realized gains (losses)	190,908	4,955	65,149	(67,267)
Net unrealized gains (losses)	420,845	355,688	(81,196)	204,888
Net Increase (Decrease) in net assets from operations	$ 644,745	$ 360,643	$ (16,047)	$ 139,009
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$ 287,320	$ 195,870	$ 76,429	$ 75,305
Net transfers between sub-accounts and fixed accounts	397,972	299,939	(498,711)	48,743
Withdrawals and surrenders	(29,241)	(111,075)	17,513	(230,884)
Mortality and expense risk charges	(10,116)	(6,171)	(2,595)	(2,987)
Charges for life insurance protection and monthly expense charge	(150,421)	(108,398)	(24,968)	(41,391)
Net increase (decrease) in net assets from contract owner activity	$ 495,514	$ 270,165	$ (432,332)	$ (151,214)
Total increase (decrease) in net assets	$ 1,140,259	$ 630,808	$ (448,379)	$ (12,205)
Net Assets
Beginning of period	1,523,491	892,683	448,379	460,584
End of period	$ 2,663,750	$ 1,523,491	$ -	$ 448,379

Unit Transactions:
Units Outstanding Beginning of Period	93,289	73,335	55,608	70,649
Units purchased	17,332	14,043	9,831	12,071
Units transferred between sub-accounts	24,007	22,482	(64,146)	7,419
Units withdrawn, surrendered, and cancelled for contract charges	(12,024)	(16,571)	(1,293)	(34,531)
Units Outstanding End of Period	122,604	93,289	-	55,608

[f] Effective August 6, 2004, this fund was terminated and liquidated.

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account I

Statement of Changes in Net Assets - continued
	SCA5		SCA6
	Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004 [f]	2003
Increase (Decrease) in net assets from operations:
Net investment income (loss)	$ -	$ -	$ -	$ 2,499
Net realized gains (losses)	324,285	(15,654)	33,304	(24,488)
Net unrealized gains (losses)	(122,706)	690,898	(36,199)	112,552
Net Increase (Decrease) in net assets from operations	$ 201,579	$ 675,244	$ (2,895)	$ 90,563
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$ 425,058	$ 389,305	$ 40,239	$ 63,561
Net transfers between sub-accounts and fixed accounts	(1,062,098)	324,228	(420,949)	(4,978)
Withdrawals and surrenders	(18,311)	(73,410)	11,009	(20,693)
Mortality and expense risk charges	(15,650)	(12,483)	(1,532)	(2,047)
Charges for life insurance protection and monthly expense charge	(209,067)	(210,871)	(13,511)	(21,343)
Net increase (decrease) in net assets from contract owner activity	$ (880,068)	$ 416,769	$ (384,744)	$ 14,500
Total increase (decrease) in net assets	$ (678,489)	$ 1,092,013	$ (387,639)	$ 105,063
Net Assets
Beginning of period	2,847,664	1,755,651	387,639	282,576
End of period	$ 2,169,175	$ 2,847,664	$ -	$ 387,639

Unit Transactions:
Units Outstanding Beginning of Period	237,573	193,905	45,776	41,906
Units purchased	40,180	38,084	4,788	10,162
Units transferred between sub-accounts	(100,398)	33,298	(50,084)	(815)
Units withdrawn, surrendered, and cancelled for contract charges	(23,637)	(27,714)	(480)	(5,477)
Units Outstanding End of Period	153,718	237,573	-	45,776

	SCA7		SCA8
	Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004 [f]	2003
Increase (Decrease) in net assets from operations:
Net investment income (loss)	$ 10,456	$ 5,682	$ 1,095	$ 446
Net realized gains (losses)	22,326	6,394	18,841	(844)
Net unrealized gains (losses)	165,214	255,423	(24,090)	29,996
Net Increase (Decrease) in net assets from operations	$ 197,996	$ 267,499	$ (4,154)	$ 29,598
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$ 278,980	$ 223,622	$ 5,632	$ 17,143
Net transfers between sub-accounts and fixed accounts	628,467	274,579	(157,905)	63,533
Withdrawals and surrenders	(11,314)	(1,082)	(307)	(3,227)
Mortality and expense risk charges	(8,391)	(5,091)	(576)	(544)
Charges for life insurance protection and monthly expense charge	(144,145)	(92,730)	(6,879)	(6,969)
Net increase (decrease) in net assets from contract owner activity	$ 743,597	$ 399,298	$ (160,035)	$ 69,936
Total increase (decrease) in net assets	$ 941,593	$ 666,797	$ (164,189)	$ 99,534
Net Assets
Beginning of period	1,194,587	527,790	164,189	64,655
End of period	$ 2,136,180	$ 1,194,587	$ -	$ 164,189

Unit Transactions:
Units Outstanding Beginning of Period	121,794	70,206	16,450	8,718
Units purchased	26,950	27,004	579	1,923
Units transferred between sub-accounts	60,710	36,228	(16,231)	7,055
Units withdrawn, surrendered, and cancelled for contract charges	(15,729)	(11,644)	(798)	(1,246)
Units Outstanding End of Period	193,725	121,794	-	16,450

[f] Effective August 6, 2004, this fund was terminated and liquidated.

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account I

Statement of Changes in Net Assets - continued
	SCA 9		SCA
	Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2004 [f]	2003	2004 [f]	2003
Increase (Decrease) in net assets from operations:
Net investment income (loss)	$ -	$ 12,977	$ -	$ 40,297
Net realized gains (losses)	259,996	(66,682)	132,696	2,615
Net unrealized gains (losses)	(240,848)	473,241	(118,862)	119,543
Net Increase (Decrease) in net assets from operations	$ 19,148	$ 419,536	$ 13,834	$ 162,455
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$ 218,212	$ 296,092	$ 120,912	$ 138,795
Net transfers between sub-accounts and fixed accounts	(1,923,566)	133,002	(829,217)	153,486
Withdrawals and surrenders	(10,609)	(118,946)	(11,533)	(13,345)
Mortality and expense risk charges	(6,714)	(8,876)	(2,880)	(2,994)
Charges for life insurance protection and monthly expense charge	(97,087)	(138,136)	(45,970)	(60,779)
Net increase (decrease) in net assets from contract owner activity	$ (1,819,764)	$ 163,136	$ (768,688)	$ 215,163
Total increase (decrease) in net assets	$ (1,800,616)	$ 582,672	$ (754,854)	$ 377,618
Net Assets
Beginning of period	1,800,616	1,217,944	754,854	377,236
End of period	$ -	$ 1,800,616	$ -	$ 754,854

Unit Transactions:
Units Outstanding Beginning of Period	203,736	183,140	61,580	40,571
Units purchased	24,430	38,378	9,686	13,729
Units transferred between sub-accounts	(215,357)	17,360	(66,429)	14,659
Units withdrawn, surrendered, and cancelled for contract charges	(12,809)	(35,142)	(4,837)	(7,379)
Units Outstanding End of Period	-	203,736	-	61,580

	SCB		SCC
	Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004 [f]	2003
Increase (Decrease) in net assets from operations:
Net investment income (loss)	$ -	$ 914	$ 13	$ 1,214
Net realized gains (losses)	465,142	(9,518)	25,922	(7,614)
Net unrealized gains (losses)	(270,267)	609,989	(23,970)	43,736
Net Increase (Decrease) in net assets from operations	$ 194,875	$ 601,385	$ 1,965	$ 37,336
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$ 404,666	$ 326,673	$ 62,448	$ 88,983
Net transfers between sub-accounts and fixed accounts	(819,801)	396,822	(223,681)	1,299
Withdrawals and surrenders	(23,584)	(75,843)	(1,016)	(10,424)
Mortality and expense risk charges	(12,190)	(9,569)	(744)	(814)
Charges for life insurance protection and monthly expense charge	(189,644)	(162,795)	(21,702)	(36,426)
Net increase (decrease) in net assets from contract owner activity	$ (640,553)	$ 475,288	$ (184,695)	$ 42,618
Total increase (decrease) in net assets	$ (445,678)	$ 1,076,673	$ (182,730)	$ 79,954
Net Assets
Beginning of period	2,265,709	1,189,036	182,730	102,776
End of period	$ 1,820,031	$ 2,265,709	$ -	$ 182,730

Unit Transactions:
Units Outstanding Beginning of Period	201,256	149,387	18,224	13,382
Units purchased	40,634	34,916	6,162	10,122
Units transferred between sub-accounts	(82,319)	43,483	(22,071)	170
Units withdrawn, surrendered, and cancelled for contract charges	(23,296)	(26,530)	(2,315)	(5,450)
Units Outstanding End of Period	136,275	201,256	-	18,224
[f] Effective August 6, 2004, this fund was terminated and liquidated.

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account I

Statement of Changes in Net Assets - continued
	SCH		SCI
	Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2004 [f]	2003	2004 [a]	2003
Increase (Decrease) in net assets from operations:
Net investment income (loss)	$ 128	$ 365	$ -	$ -
Net realized gains (losses)	126,848	(267)	57,943	(5,584)
Net unrealized gains (losses)	(98,940)	108,099	(61,503)	76,829
Net Increase (Decrease) in net assets from operations	$ 28,036	$ 108,197	$ (3,560)	$ 71,245
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$ 66,148	$ 95,710	$ 37,881	$ 37,045
Net transfers between sub-accounts and fixed accounts	(559,169)	161,221	(416,146)	194,846
Withdrawals and surrenders	(834)	(1,016)	-	(46)
Mortality and expense risk charges	(2,163)	(1,792)	(1,685)	(1,589)
Charges for life insurance protection and monthly expense charge	(36,202)	(40,740)	(19,505)	(21,744)
Net increase (decrease) in net assets from contract owner activity	$ (532,220)	$ 213,383	$ (399,455)	$ 208,512
Total increase (decrease) in net assets	$ (504,184)	$ 321,580	$ (403,015)	$ 279,757
Net Assets
Beginning of period	504,184	182,604	403,015	123,258
End of period	$ -	$ 504,184	$ -	$ 403,015

Unit Transactions:
Units Outstanding Beginning of Period	43,441	21,341	54,479	21,525
Units purchased	5,399	10,061	5,166	5,571
Units transferred between sub-accounts	(45,641)	16,489	(56,755)	30,960
Units withdrawn, surrendered, and cancelled for contract charges	(3,199)	(4,450)	(2,890)	(3,577)
Units Outstanding End of Period	-	43,441	-	54,479

	SCJ		SCK
	Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2004 [f]	2003	2004 [f]	2003
Increase (Decrease) in net assets from operations:
Net investment income (loss)	$ -	$ 5	$ -	$ 3,147
Net realized gains (losses)	130,579	(20,949)	104,608	(8,444)
Net unrealized gains (losses)	(256,745)	325,146	(117,293)	138,106
Net Increase (Decrease) in net assets from operations	$ (126,166)	$ 304,202	$ (12,685)	$ 132,809
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$ 243,915	$ 328,421	$ 130,168	$ 203,300
Net transfers between sub-accounts and fixed accounts	(1,469,023)	402,918	(777,453)	238,040
Withdrawals and surrenders	(26,510)	(11,456)	(6,753)	(23,341)
Mortality and expense risk charges	(5,621)	(5,632)	(2,468)	(2,605)
Charges for life insurance protection and monthly expense charge	(88,142)	(105,125)	(40,057)	(53,186)
Net increase (decrease) in net assets from contract owner activity	$ (1,345,381)	$ 609,126	$ (696,563)	$ 362,208
Total increase (decrease) in net assets	$ (1,471,547)	$ 913,328	$ (709,248)	$ 495,017
Net Assets
Beginning of period	1,471,547	558,219	709,248	214,231
End of period	$ -	$ 1,471,547	$ -	$ 709,248

Unit Transactions:
Units Outstanding Beginning of Period	145,623	73,980	69,992	27,454
Units purchased	26,401	37,738	13,080	24,163
Units transferred between sub-accounts	(159,006)	47,856	(78,120)	27,001
Units withdrawn, surrendered, and cancelled for contract charges	(13,018)	(13,951)	(4,952)	(8,626)
Units Outstanding End of Period	-	145,623	-	69,992

[f] Effective August 6, 2004, this fund was terminated and liquidated.

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account I

Statement of Changes in Net Assets - continued
	SCL		SCM
	Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2004 [f]	2003	2004	2003
Increase (Decrease) in net assets from operations:
Net investment income (loss)	$ -	$ -	$ 381	$ 1,854
Net realized gains (losses)	52,073	7,249	65,998	(5,398)
Net unrealized gains (losses)	(67,243)	69,597	(78,043)	83,513
Net Increase (Decrease) in net assets from operations	$ (15,170)	$ 76,846	$ (11,664)	$ 79,969
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$ 55,396	$ 70,979	$ 79,417	$ 23,424
Net transfers between sub-accounts and fixed accounts	(316,632)	73,981	(229,773)	61,423
Withdrawals and surrenders	(5,821)	(1,581)	(2,678)	(1,172)
Mortality and expense risk charges	(1,179)	(1,089)	(1,645)	(940)
Charges for life insurance protection and monthly expense charge	(20,924)	(25,101)	(24,185)	(12,484)
Net increase (decrease) in net assets from contract owner activity	$ (289,160)	$ 117,189	$ (178,864)	$ 70,251
Total increase (decrease) in net assets	$ (304,330)	$ 194,035	$ (190,528)	$ 150,220
Net Assets
Beginning of period	304,330	110,295	282,512	132,292
End of period	$ -	$ 304,330	$ 91,984	$ 282,512

Unit Transactions:
Units Outstanding Beginning of Period	27,562	14,223	24,634	17,505
Units purchased	5,280	8,158	7,990	2,728
Units transferred between sub-accounts	(30,181)	8,118	(23,118)	5,951
Units withdrawn, surrendered, and cancelled for contract charges	(2,661)	(2,937)	(2,985)	(1,550)
Units Outstanding End of Period	-	27,562	6,521	24,634

	IV1		IV2
	Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2004 [e]	2003	2004 [e]	2003
Increase (Decrease) in net assets from operations:
Net investment income (loss)	$ -	$ -	$ -	$ -
Net realized gains (losses)	16,709	(23,355)	24,921	(9,185)
Net unrealized gains (losses)	17,821	103,471	20,786	98,234
Net Increase (Decrease) in net assets from operations	$ 34,530	$ 80,116	$ 45,707	$ 89,049
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$ 54,603	$ 68,129	$ 78,142	$ 119,321
Net transfers between sub-accounts and fixed accounts	(25,303)	8,173	(29,701)	59,366
Withdrawals and surrenders	(2,231)	(2,231)	(4,774)	(170)
Mortality and expense risk charges	(1,777)	(1,365)	(2,452)	(1,722)
Charges for life insurance protection and monthly expense charge	(25,513)	(20,756)	(46,517)	(43,831)
Net increase (decrease) in net assets from contract owner activity	$ (221)	$ 51,950	$ (5,302)	$ 132,964
Total increase (decrease) in net assets	$ 34,309	$ 132,066	$ 40,405	$ 222,013
Net Assets
Beginning of period	280,977	148,911	394,856	172,843
End of period	$ 315,286	$ 280,977	$ 435,261	$ 394,856

Unit Transactions:
Units Outstanding Beginning of Period	38,780	28,387	51,985	30,392
Units purchased	74,748	12,262	23,934	19,737
Units transferred between sub-accounts	(34,638)	2,095	(9,097)	8,843
Units withdrawn, surrendered, and cancelled for contract charges	(40,413)	(3,964)	(16,455)	(6,987)
Units Outstanding End of Period	38,477	38,780	50,367	51,985

[f] Effective August 6, 2004, this fund was terminated and liquidated.

[e] As of August 6, 2004, this fund was not open to new premiums or transfers.

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account I

Statement of Changes in Net Assets - continued
	AN2		AN3
	Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2004 [e]	2003	2004	2003
Increase (Decrease) in net assets from operations:
Net investment income (loss)	$ -	$ -	$ 11,921	$ 6,485
Net realized gains (losses)	18,502	(30,675)	5,763	(23,651)
Net unrealized gains (losses)	(14,204)	85,856	274,089	262,643
Net Increase (Decrease) in net assets from operations	$ 4,298	$ 55,181	$ 291,773	$ 245,477
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$ 17,370	$ 30,007	$ 380,263	$ 250,907
Net transfers between sub-accounts and fixed accounts	(36,504)	85,539	1,315,578	346,360
Withdrawals and surrenders	(1,242)	(3,143)	(10,021)	(30,818)
Mortality and expense risk charges	(1,444)	(859)	(11,159)	(4,838)
Charges for life insurance protection and monthly expense charge	(19,091)	(16,891)	(203,285)	(142,170)
Net increase (decrease) in net assets from contract owner activity	$ (40,911)	$ 94,653	$ 1,471,376	$ 419,441
Total increase (decrease) in net assets	$ (36,613)	$ 149,834	$ 1,763,149	$ 664,918
Net Assets
Beginning of period	250,545	100,711	1,279,150	614,232
End of period	$ 213,932	$ 250,545	$ 3,042,299	$ 1,279,150

Unit Transactions:
Units Outstanding Beginning of Period	39,085	22,628	137,868	87,587
Units purchased	3,088	5,061	40,631	30,832
Units transferred between sub-accounts	(6,490)	15,176	140,567	41,609
Units withdrawn, surrendered, and cancelled for contract charges	(3,873)	(3,780)	(24,086)	(22,160)
Units Outstanding End of Period	31,810	39,085	294,980	137,868

	FL4		FL5
	Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003
Increase (Decrease) in net assets from operations:
Net investment income (loss)	$ 76,015	$ 38,935	$ 96,486	$ 74,694
Net realized gains (losses)	7,936	(163,704)	3	-
Net unrealized gains (losses)	858,072	1,119,207	-	-
Net Increase (Decrease) in net assets from operations	$ 942,023	$ 994,438	$ 96,489	$ 74,694
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$ 1,401,210	$ 680,749	$ 2,891,274	$ 3,175,069
Net transfers between sub-accounts and fixed accounts	2,655,257	1,696,843	(627,317)	(936,168)
Withdrawals and surrenders	(25,045)	(68,731)	(735,826)	(175,860)
Mortality and expense risk charges	(42,228)	(22,293)	(54,334)	(51,344)
Charges for life insurance protection and monthly expense charge	(656,902)	(290,190)	(829,053)	(1,087,049)
Net increase (decrease) in net assets from contract owner activity	$ 3,332,292	$ 1,996,378	$ 644,744	$ 924,648
Total increase (decrease) in net assets	$ 4,274,315	$ 2,990,816	$ 741,233	$ 999,342
Net Assets
Beginning of period	5,436,616	2,445,800	9,001,425	8,002,083
End of period	$ 9,710,931	$ 5,436,616	$ 9,742,658	$ 9,001,425

Unit Transactions:
Units Outstanding Beginning of Period	619,237	357,682	869,135	772,471
Units purchased	160,878	88,222	236,829	312,907
Units transferred between sub-accounts	304,858	223,465	(51,385)	(90,008)
Units withdrawn, surrendered, and cancelled for contract charges	(77,565)	(50,132)	(136,325)	(126,235)
Units Outstanding End of Period	1,007,408	619,237	918,254	869,135

[e] As of August 6, 2004, this fund was not open to new premiums or transfers.

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account I

Statement of Changes in Net Assets - continued
	FL6		FL7
	Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003
Increase (Decrease) in net assets from operations:
Net investment income (loss)	$ 4,949	$ 2,821	$ 17,955	$ 7,660
Net realized gains (losses)	123,599	(19,706)	151,339	(159,368)
Net unrealized gains (losses)	232,317	344,153	312,524	599,791
Net Increase (Decrease) in net assets from operations	$ 360,865	$ 327,268	$ 481,818	$ 448,083
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$ 407,223	$ 228,540	$ 466,180	$ 287,234
Net transfers between sub-accounts and fixed accounts	389,078	605,573	1,153,465	(46,464)
Withdrawals and surrenders	(3,583)	(1,776)	(8,947)	(22,563)
Mortality and expense risk charges	(13,185)	(6,559)	(12,527)	(7,672)
Charges for life insurance protection and monthly expense charge	(201,198)	(124,278)	(190,087)	(123,864)
Net increase (decrease) in net assets from contract owner activity	$ 578,335	$ 701,500	$ 1,408,084	$ 86,671
Total increase (decrease) in net assets	$ 939,200	$ 1,028,768	$ 1,889,902	$ 534,754
Net Assets
Beginning of period	1,775,416	746,648	1,599,589	1,064,835
End of period	$ 2,714,616	$ 1,775,416	$ 3,489,491	$ 1,599,589

Unit Transactions:
Units Outstanding Beginning of Period	164,605	88,676	172,921	165,090
Units purchased	37,448	23,731	52,961	39,372
Units transferred between sub-accounts	35,780	66,310	131,041	(10,309)
Units withdrawn, surrendered, and cancelled for contract charges	(18,295)	(14,112)	(25,580)	(21,232)
Units Outstanding End of Period	219,538	164,605	331,343	172,921

	FL8		FTG
	Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003
Increase (Decrease) in net assets from operations:
Net investment income (loss)	$ 1,104	$ 759	$ 5,511	$ 1,908
Net realized gains (losses)	(7,637)	(35,339)	11,188	5,647
Net unrealized gains (losses)	35,004	189,269	56,677	40,170
Net Increase (Decrease) in net assets from operations	$ 28,471	$ 154,689	$ 73,376	$ 47,725
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$ 184,015	$ 158,773	$ 66,475	$ 7,955
Net transfers between sub-accounts and fixed accounts	310,014	88,946	384,982	129,148
Withdrawals and surrenders	(4,941)	(48,118)	(275)	-
Mortality and expense risk charges	(5,530)	(3,120)	(2,923)	(664)
Units withdrawn, surrendered, and cancelled for contract charges	(96,188)	(80,551)	(34,705)	(6,665)
Net increase (decrease) in net assets from contract owner activity	$ 387,370	$ 115,930	$ 413,554	$ 129,774
Total increase (decrease) in net assets	$ 415,841	$ 270,619	$ 486,930	$ 177,499
Net Assets
Beginning of period	674,737	404,118	181,106	3,607
End of period	$ 1,090,578	$ 674,737	$ 668,036	$ 181,106

Unit Transactions:
Units Outstanding Beginning of Period	85,991	68,738	12,883	339
Units purchased	23,417	22,173	4,518	600
Units transferred between sub-accounts	39,453	13,815	26,165	12,558
Units withdrawn, surrendered, and cancelled for contract charges	(13,572)	(18,735)	(2,576)	(614)
Units Outstanding End of Period	135,289	85,991	40,990	12,883

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account I

Statement of Changes in Net Assets - continued
	FTI		PHY
	Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003
Increase (Decrease) in net assets from operations:
Net investment income (loss)	$ 21,258	$ 11,543	$ 46,638	$ 14,956
Net realized gains (losses)	127,101	2,388	7,773	8,093
Net unrealized gains (losses)	246,295	226,397	19,280	18,627
Net Increase (Decrease) in net assets from operations	$ 394,654	$ 240,328	$ 73,691	$ 41,676
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$ 340,089	$ 93,966	$ 90,136	$ 55,995
Net transfers between sub-accounts and fixed accounts	1,113,979	933,070	361,141	451,247
Withdrawals and surrenders	(9,183)	(2,333)	(465)	-
Mortality and expense risk charges	(11,121)	(3,544)	(4,179)	(1,260)
Units withdrawn, surrendered, and cancelled for contract charges	(148,935)	(51,634)	(50,428)	(18,809)
Net increase (decrease) in net assets from contract owner activity	$ 1,284,829	$ 969,525	$ 396,205	$ 487,173
Total increase (decrease) in net assets	$ 1,679,483	$ 1,209,853	$ 469,896	$ 528,849
Net Assets
Beginning of period	1,215,035	5,182	541,772	12,923
End of period	$ 2,894,518	$ 1,215,035	$ 1,011,668	$ 541,772

Unit Transactions:
Units Outstanding Beginning of Period	87,810	494	40,673	1,189
Units purchased	23,364	8,078	6,465	4,559
Units transferred between sub-accounts	76,532	84,037	25,907	36,512
Units withdrawn, surrendered, and cancelled for contract charges	(11,492)	(4,799)	(3,932)	(1,587)
Units Outstanding End of Period	176,214	87,810	69,113	40,673

	PMB		PRR
	Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003
Increase (Decrease) in net assets from operations:
Net investment income (loss)	$ 18,675	$ 1,272	$ 11,567	$ 8,572
Net realized gains (losses)	60,190	8,056	59,860	25,077
Net unrealized gains (losses)	25,525	(2,926)	24,632	2,680
Net Increase (Decrease) in net assets from operations	$ 104,390	$ 6,402	$ 96,059	$ 36,329
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$ 92,335	$ 13,611	$ 160,956	$ 56,485
Net transfers between sub-accounts and fixed accounts	913,000	46,058	501,769	676,095
Withdrawals and surrenders	(1,058)	-	(133)	-
Mortality and expense risk charges	(2,600)	(137)	(6,668)	(2,765)
Charges for life insurance protection and monthly expense charge	(40,324)	(1,724)	(90,318)	(26,870)
Net increase (decrease) in net assets from contract owner activity	$ 961,353	$ 57,808	$ 565,606	$ 702,945
Total increase (decrease) in net assets	$ 1,065,743	$ 64,210	$ 661,665	$ 739,274
Net Assets
Beginning of period	66,100	1,890	775,844	36,570
End of period	$ 1,131,843	$ 66,100	$ 1,437,509	$ 775,844

Unit Transactions:
Units Outstanding Beginning of Period	4,295	162	70,429	3,614
Units purchased	5,897	933	14,059	5,310
Units transferred between sub-accounts	58,303	3,329	43,830	64,276
Units withdrawn, surrendered, and cancelled for contract charges	(2,819)	(129)	(8,472)	(2,771)
Units Outstanding End of Period	65,676	4,295	119,846	70,429

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account I

Statement of Changes in Net Assets - continued
	PTR		PLD
	Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2004	2003	2004 [d]
Increase (Decrease) in net assets from operations:
Net investment income (loss)	$ 37,484	$ 20,168	$ 19,262
Net realized gains (losses)	42,032	14,432	10,249
Net unrealized gains (losses)	17,539	(4,394)	(12,534)
Net Increase (Decrease) in net assets from operations	$ 97,055	$ 30,206	$ 16,977
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$ 398,529	$ 183,657	$ 221,247
Net transfers between sub-accounts and fixed accounts	720,599	928,553	3,322,234
Withdrawals and surrenders	(8,629)	(10,421)	(5,271)
Mortality and expense risk charges	(11,930)	(4,543)	(6,241)
Units withdrawn, surrendered, and cancelled for contract charges	(201,545)	(68,438)	(102,457)
Net increase (decrease) in net assets from contract owner activity	$ 897,024	$ 1,028,808	$ 3,429,512
Total increase (decrease) in net assets	$ 994,079	$ 1,059,014	$ 3,446,489
Net Assets
Beginning of period	1,307,443	248,429	-
End of period	$ 2,301,522	$ 1,307,443	$ 3,446,489

Unit Transactions:
Units Outstanding Beginning of Period	122,353	24,233	-
Units purchased	36,161	18,382	22,121
Units transferred between sub-accounts	65,384	87,636	332,168
Units withdrawn, surrendered, and cancelled for contract charges	(20,974)	(7,898)	(9,216)
Units Outstanding End of Period	202,924	122,353	345,073

	SSC		SEE
	Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003 [j]
Increase (Decrease) in net assets from operations:
Net investment income (loss)	$ 1,289	$ 25	$ 5,755	$ 107
Net realized gains (losses)	64,377	1,813	6,668	233
Net unrealized gains (losses)	208,163	89,811	32,203	14,055
Net Increase (Decrease) in net assets from operations	$ 273,829	$ 91,649	$ 44,626	$ 14,395
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$ 124,325	$ 20,019	$ 42,696	$ 818
Net transfers between sub-accounts and fixed accounts	927,740	368,590	90,623	157,906
Withdrawals and surrenders	(809)	(392)	(172)	-
Mortality and expense risk charges	(5,130)	(1,143)	(1,338)	(173)
Units withdrawn, surrendered, and cancelled for contract charges	(71,712)	(8,529)	(30,090)	(1,867)
Net increase (decrease) in net assets from contract owner activity	$ 974,414	$ 378,545	$ 101,719	$ 156,684
Total increase (decrease) in net assets	$ 1,248,243	$ 470,194	$ 146,345	$ 171,079
Net Assets
Beginning of period	472,599	2,405	171,079	-
End of period	$ 1,720,842	$ 472,599	$ 317,424	$ 171,079

Unit Transactions:
Units Outstanding Beginning of Period	30,464	227	12,372	-
Units purchased	8,173	1,397	2,919	77
Units transferred between sub-accounts	60,988	29,557	6,196	12,462
Units withdrawn, surrendered, and cancelled for contract charges	(5,123)	(717)	(2,186)	(167)
Units Outstanding End of Period	94,502	30,464	19,301	12,372

[d] For the period August 6, 2004 (Commencement of operations of Sub-Account) through December 31, 2004.

[j] For the period April 7, 2003 (Commencement of operations of Sub-Account) through December 31, 2003.

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account I

Statement of Changes in Net Assets - continued
	SCV	DGO
	Sub-Account	Sub-Account
	Year Ended	Year Ended
	December 31,	December 31,
	2004 [d]	2004 [d]
Increase (Decrease) in net assets from operations:
Net investment income (loss)	$ -	$ -
Net realized gains (losses)	467	96
Net unrealized gains (losses)	9,875	3,114
Net Increase (Decrease) in net assets from operations	$ 10,342	$ 3,210
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$ 8,344	$ 1,091
Net transfers between sub-accounts and fixed accounts	141,332	22,869
Withdrawals and surrenders	-	-
Mortality and expense risk charges	(127)	(29)
Charges for life insurance protection and monthly expense charge	(2,815)	(887)
Net increase (decrease) in net assets from contract owner activity	$ 146,734	$ 23,044
Total increase (decrease) in net assets	$ 157,076	$ 26,254
Net Assets
Beginning of period	-	-
End of period	$ 157,076	$ 26,254

Unit Transactions:
Units Outstanding Beginning of Period	-	-
Units purchased	732	100
Units transferred between sub-accounts	12,407	2,088
Units withdrawn, surrendered, and cancelled for contract charges	(258)	(84)
Units Outstanding End of Period	12,881	2,104

	DMC	LA1
	Sub-Account	Sub-Account
	Year Ended	Year Ended
	December 31,	December 31,
	2004 [d]	2004 [d]
Increase (Decrease) in net assets from operations:
Net investment income (loss)	$ 7,873	$ 1,062
Net realized gains (losses)	65,263	2,837
Net unrealized gains (losses)	284,401	9,686
Net Increase (Decrease) in net assets from operations	$ 357,537	$ 13,585
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$ 142,486	$ 16,359
Net transfers between sub-accounts and fixed accounts	1,816,571	121,063
Withdrawals and surrenders	(5,071)	-
Mortality and expense risk charges	(3,853)	(234)
Charges for life insurance protection and monthly expense charge	(60,198)	(3,751)
Net increase (decrease) in net assets from contract owner activity	$ 1,889,935	$ 133,437
Total increase (decrease) in net assets	$ 2,247,472	$ 147,022
Net Assets
Beginning of period	-	-
End of period	$ 2,247,472	$ 147,022

Unit Transactions:
Units Outstanding Beginning of Period	-	-
Units purchased	14,020	1,543
Units transferred between sub-accounts	178,742	11,416
Units withdrawn, surrendered, and cancelled for contract charges	(6,221)	(376)
Units Outstanding End of Period	186,541	12,583

[d] For the period August 6, 2004 (Commencement of operations of Sub-Account) through December 31, 2004.

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account I

Statement of Changes in Net Assets - continued
	LA2	OCF
	Sub-Account	Sub-Account
	Year Ended	Year Ended
	December 31,	December 31,
	2004 [d]	2004 [d]
Increase (Decrease) in net assets from operations:
Net investment income (loss)	$ 1,138	$ -
Net realized gains (losses)	7,253	1,408
Net unrealized gains (losses)	36,090	7,066
Net Increase (Decrease) in net assets from operations	$ 44,481	$ 8,474
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$ 25,482	$ 5,630
Net transfers between sub-accounts and fixed accounts	378,551	208,701
Withdrawals and surrenders	-	-
Mortality and expense risk charges	(516)	(169)
Charges for life insurance protection and monthly expense charge	(6,649)	(2,590)
Net increase (decrease) in net assets from contract owner activity	$ 396,868	$ 211,572
Total increase (decrease) in net assets	$ 441,349	$ 220,046
Net Assets
Beginning of period	-	-
End of period	$ 441,349	$ 220,046

Unit Transactions:
Units Outstanding Beginning of Period	-	-
Units purchased	2,340	518
Units transferred between sub-accounts	34,755	19,224
Units withdrawn, surrendered, and cancelled for contract charges	(658)	(254)
Units Outstanding End of Period	36,437	19,488

	VGI	TBC
	Sub-Account	Sub-Account
	Year Ended	Year Ended
	December 31,	December 31,
	2004 [d]	2004 [d]
Increase (Decrease) in net assets from operations:
Net investment income (loss)	$ -	$ 9,971
Net realized gains (losses)	222	4,163
Net unrealized gains (losses)	13,064	203,049
Net Increase (Decrease) in net assets from operations	$ 13,286	$ 217,183
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$ 9,220	$ 108,824
Net transfers between sub-accounts and fixed accounts	142,795	1,559,798
Withdrawals and surrenders	-	(2,950)
Mortality and expense risk charges	(210)	(3,329)
Charges for life insurance protection and monthly expense charge	(4,215)	(48,844)
Net increase (decrease) in net assets from contract owner activity	$ 147,590	$ 1,613,499
Total increase (decrease) in net assets	$ 160,876	$ 1,830,682
Net Assets
Beginning of period	-	-
End of period	$ 160,876	$ 1,830,682

Unit Transactions:
Units Outstanding Beginning of Period	-	-
Units purchased	865	10,645
Units transferred between sub-accounts	13,406	152,571
Units withdrawn, surrendered, and cancelled for contract charges	(415)	(5,441)
Units Outstanding End of Period	$ 13,856	$ 157,775

[d] For the period August 6, 2004 (Commencement of operations of Sub-Account) through December 31, 2004.

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account I

Notes to Financial Statements

(1) Organization

Sun Life of Canada (U.S.) Variable Account I (the "Variable Account"), a separate account of Sun Life Assurance Company of Canada (U.S.) (the "Sponsor") was established on August 25, 1999 as a funding vehicle for the variable portion of certain individual variable universal life insurance contracts. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a specific mutual fund or series thereof selected by contract owners. The funds currently offered are as follows: AIM Variable Insurance Funds, Inc., The Alger American Fund, Goldman Sachs Variable Insurance Trust, MFS/Sun Life Series Trust, OCC Accumulation Trust, Sun Capital Advisers Trust, AllianceBernstein Variable Products Series Fund, Inc., Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, PIMCO Variable Insurance Trust, Scudder Variable Insurance Trust Funds, Scudder Variable Series II, Delaware Variable Insurance Products Trust, Dreyfus Investment Portfolios, Lord Abbett Series Fund, Inc., Oppenheimer Variable Account Funds, Van Kampen Life Insurance Trust and T. Rowe Price Equity Series, Inc. (collectively the "Funds" or "Sub-Accounts"). The MFS/Sun Life Series Trust and Sun Capital Advisers Trust are advised by affiliates of the Sponsor.

The Variable Account exists in accordance with the regulations of the Delaware State Insurance Department. The assets and liabilities of the Variable Account are clearly identified and distinguished from the Sponsor's other assets and liabilities. Assets applicable to the Variable Account are not chargeable with liabilities arising out of any other business the Sponsor may conduct.

(2) Significant Accounting Policies

General

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Sponsor's management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investment Valuations

Investments in the Funds are recorded at their net asset value. The Funds value their investment securities at fair value. Transactions are recorded on a trade date basis. Realized gains and losses on sales of shares of the Funds are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Fund shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds.

Federal Income Tax Status

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not subject to tax.

Sun Life of Canada (U.S.) Variable Account I

Notes to Financial Statements - continued

(3) Contract Charges and Related Party Transactions

The Sponsor sells both a Survivorship Variable Universal Life Insurance Product ("Survivorship Product") and Single Life Variable Universal Life Products ("Single Life Products"). The Sponsor deducts a sales charge from purchase payments. For the Single Life Products the current charge is 5.25% of the amount of purchase payments. The maximum charge is guaranteed not to exceed 7.25% of purchase payments. For the Survivorship Product, the charge is based on certain factors, including the specified face amount and the age, sex and rating class of the insured. Currently, the charge is 6% of premiums, and is guaranteed not to exceed 8%.

A mortality and expense risk charge based on the value of the variable account is deducted from the variable account at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. The maximum deduction is at an effective annual rate of .60%, for policy years 1 through 10 for the Single Life Products, and policy years 1 through 15 for the Survivorship Product. Thereafter, the effective annual rate is .10% for the Single Life Product and .20% for the Survivorship Product.

For the Single Life Products, a monthly administration charge of $8 is deducted in all policy years, as well as a monthly charge based on the specified face amount is deducted in the first 10 policy years, or for the first 10 policy years following the effective date of each specified face amount increase. These charges are deducted proportionally from the Sub-Accounts of each contract's Account Value, to cover administrative expenses and issuance costs. For the Survivorship Product, the monthly expense charge is deducted for the first 10 policy years, and for the first 10 policy years following an increase in the specified face amount. This charge is based on the specified face amount or increase thereof, times a rate determined by the age, sex and rating class of each insured. As with the Single Life Products, the charge is deducted proportionally from the Sub-Accounts of each contract's account value.

A surrender charge may be deducted to cover certain expenses relating to the sale of the contract. The surrender charge will be an amount based on certain factors, including the specified face amount, the insured's age, sex and rating class. For the Survivorship Product, the surrender charge period will generally end after 15 policy years from the date of policy issue or the effective date of each increase in the specified face amount. For the Single Life Products, the Futurity Protector II and Futurity Accumulator II products, the surrender charge applies to the first 12 and 9 years respectively, from date of policy issue or effective date of each increase in specified face amount. Surrender charges deducted and retained by the Sponsor for the year ended December 31, 2004 are shown below. These amounts are included in the "Withdrawals and Surrenders" line on the Statement of Changes in Net Assets.

The Sponsor deducts a monthly cost of insurance from the account value to cover anticipated costs of providing insurance coverage. The charge is based on the length of time a policy has been in force and other factors, including issue age, sex and rating class of each insured, and will not exceed the guaranteed maximum monthly cost of insurance rates based on the 1980 Commissioner's Standard Ordinary smoker and non-smoker mortality tables.

Massachusetts Financial Services Company is the investment adviser to the MFS/Sun Life Series Trust. Sun Capital Advisers Inc. is the investment adviser to Sun Capital Advisers Trust. Both are affiliates of the Sponsor and charge management fees at an effective annual rate ranging from .50% to .75% and .50% to .95% respectively.

Sun Life of Canada (U.S.) Variable Account I

Notes to Financial Statements - continued

(3) Contract Charges and Related Party Transactions - continued
Surrender
Charges
Sub-Accounts:
AIM Variable Insurance Funds, Inc.
V.I. Capital Appreciation Fund ("AIM1")	1,997
V.I. Growth Fund ("AIM2") [e]	18,933
V.I. Core Equity Fund ("AIM3") [a] [e]	60
V.I. International Growth Fund ("AIM4") [a]	3,632
V.I. Premier Equity Fund ("AIM5") [a] [e]	1,583
The Alger American Fund
Growth Portfolio ("AL1")	1,376
Income and Growth Portfolio ("AL2")	953
Small Capitalization Portfolio ("AL3")	164
Mid Cap Growth Portfolio ("AL4") [d]	-
Goldman Sachs Variable Insurance Trust
CORE Large Cap Growth Fund ("GS1")	-
CORE Small Cap Equity Fund ("GS2")	339
CORE US Equity Fund ("GS3")	2,767
Growth and Income Fund ("GS4")	1,232
International Equity Fund ("GS5")	3,149
Mid Cap Value Fund ("GS8") [d]	-
MFS/Sun Life Series Trust
Capital Appreciation Series ("CAS") [e]	932
Massachusetts Investors Trust Series ("CGS")	3,785
Emerging Growth Series ("EGS") [e]	10,516
Government Securities Series ("GSS")	7,180
High Yield Series ("HYS")	8,216
Massachusetts Investors Growth Stock Series ("MIS")	5,584
New Discovery Series ("NWD")	3,032
Total Return Series ("TRS")	21,064
Utilities Series ("UTS")	-
Value Series ("EIS") [d]	-
OCC Accumulation Trust
Equity Portfolio ("OP1")	-
Mid Cap Portfolio ("OP2")	9,160
Small Cap Portfolio ("OP3")	448
Managed Portfolio ("OP4")	-
Sun Capital Advisers Trust
Sun Capital Money Market Fund ("SCA1")	107,331
Sun Capital Investment Grade Bond Fund ("SCA2")	14,101
Sun Capital Real Estate Fund ("SCA3")	11,711
Sun Capital Select Equity Fund ("SCA4") [c]	-
Sun Capital Blue Chip Mid-Cap Fund ("SCA5")	7,333
Sun Capital Investors Foundation Fund ("SCA6") [c]	-
Sun Capital Davis Venture Value Fund ("SCA7")	4,531
Sun Capital Davis Financial Fund ("SCA8") [c]	123
Sun Capital Value Equity Fund ("SCA9") [c]	4,249
Sun Capital Value Mid Cap Fund ("SCA ") [c]	4,619
Sun Capital Value Small Cap Fund ("SCB")	9,445
Sun Capital Value Managed Fund ("SCC") [c]	407
Sun Capital Neuberger Berman Mid Cap Value Fund ("SCH") [c]	334
Sun Capital Neuberger Berman Mid Cap Growth Fund ("SCI") [c]	-
Sun Capital Alger Growth Fund ("SCJ") [c]	10,617
Sun Capital Alger Income and Growth Fund ("SCK") [c]	2,705
Sun Capital Alger Small Capitalization Fund ("SCL") [c]	2,331
Sun Capital All Cap Fund ("SCM")	1,073
AIM Variable Insurance Funds, Inc. [f]
V.I. Dynamics Fund ("IV1") [e] [f]	894
V.I. Small Company Growth Fund ("IV2") [e] [f]	1,912
AllianceBernstein Variable Product Series Fund, Inc. [b]
VP Technology Portfolio ("AN2") [e]	497
VP Growth and Income Portfolio ("AN3")	4,013

Sun Life of Canada (U.S.) Variable Account I

Notes to Financial Statements - continued

(3) Contract Charges and Related Party Transactions - continued
Surrender
Charges
Fidelity Variable Insurance Products Fund
Fidelity VIP Index 500 Portfolio ("FL4")	10,030
Fidelity VIP Money Market Portfolio ("FL5")	279,195
Fidelity VIP ContrafundTM Portfolio ("FL6")	1,435
Fidelity VIP Overseas Portfolio ("FL7")	3,583
Fidelity VIP Growth Portfolio ("FL8")	1,979
Franklin Templeton Variable Insurance Products Trust
Franklin Templeton Growth Securities Fund ("FTG")	110
Franklin Templeton Foreign Securities Fund ("FTI")	3,678
PIMCO Variable Insurance Trust
PIMCO High Yield Portfolio ("PHY")	186
PIMCO Emerging Markets Bond Portfolio ("PMB")	424
PIMCO Real Return Portfolio ("PRR")	53
PIMCO Total Return Portfolio ("PTR")	3,456
PIMCO Low Duration Fund ("PLD") [d]	2,111
Scudder VIT Funds
Scudder VIT Small Cap Index Fund ("SSC")	324
Scudder VIT EAFE Equity Index ("SEE")	69
Scudder Variable Series II
SVS Dreman Small Cap Value Portfolio ("SCV") [d]	-
Delaware Variable Insurance Products Trust
VIP Growth Opportunities Series ("DGO") [d]	-
Dreyfus Investment Portfolios
MidCap Stock Portfolio ("DMC") [d]	2,031
Lord Abbett Series Fund, Inc.
Growth and Income Portfolio ("LA1") [d]	-
Mid-Cap Value Portfolio ("LA2") [d]	-
Oppenheimer Variable Account Funds
Capital Appreciation Fund ("OCF") [d]	-
Van Kampen Life Insurance Trust
LIT Growth & Income Portfolio ("VGI") [d]	-
T. Rowe Price Equity Series, Inc.
T.Rowe Price Blue Chip Growth Portfolio ("TBC") [d]	1,181

[a] Effective May 1, 2002, the following funds names changed from Aim V.I. Growth and Income, Aim V.I. International Equity and Aim V.I. Value Fund to Aim V.I. Core Equity, Aim V.I. International Growth and Aim V.I. Premier Equity Fund, respectively.

[b] Effective May 1, 2003, Alliance Variable Products Series Fund, Inc. is renamed to AllianceBernstein Variable Product Series Fund, Inc.

[c] The Board of Trustees of Sun Capital Advisers Trust voted to terminate and liquidate these funds, effective August 6, 2004. Investments held in these funds on the date of liquidation were transferred to the Fidelity VIP Money Market Portfolio.

[d] The effective date of these investment options in Variable Account I is August 6, 2004.

[e] As of August 6, 2004, AIM V.I. Core Equity Fund, AIM V.I. Growth Fund, AIM V.I. Premier Equity Fund, AllianceBernstein VP Technology Portfolio, INVESCO VIF Dynamics Fund, INVESCO VIF Small Company Growth Fund, MFS/Sun Life Capital Appreciation Series and MFS/Sun Life Emerging GrowthSeries were no longer open to new premium or transfers.

[f] Effective October 15, 2004, INVESCO Variable Investment Funds, Inc. is renamed AIM Variable Insurance Funds. INVESCO VIF Dynamics Fund is renamed AIM V.I. Dynamics Fund and INVESCO VIF Small Company Growth Fund is renamed AIM V.I. Small Company Growth Fund.

Sun Life of Canada (U.S.) Variable Account I

Notes to Financial Statements - continued

(4) Investment Purchases and Sales

The following table shows the aggregate cost of mutual fund shares purchased and proceeds from the sale of mutual fund shares sold for each Sub-Account for the year ended December 31, 2004.
	Purchases	Sales

AIM Variable Insurance Funds, Inc.
V.I. Capital Appreciation Fund ("AIM1")	$ 386,080	286,867
V.I. Growth Fund ("AIM2") [e]	117,982	355,180
V.I. Core Equity Fund ("AIM3") [a] [e]	124,069	256,628
V.I. International Growth Fund ("AIM4") [a]	658,158	944,788
V.I. Premier Equity Fund ("AIM5") [a] [e]	240,357	273,749
The Alger American Fund
Growth Portfolio ("AL1")	-	109,744
Income and Growth Portfolio ("AL2")	4,868	165,376
Small Capitalization Portfolio ("AL3")	-	15,711
Mid Cap Growth Portfolio ("AL4") [d]	43,755	1,167
Goldman Sachs Variable Insurance Trust
CORE Small Cap Equity Fund ("GS2")	226,931	38,735
CORE US Equity Fund ("GS3")	814,854	129,718
Growth and Income Fund ("GS4")	230,299	43,491
International Equity Fund ("GS5")	570,496	257,799
Mid Cap Value Fund ("GS8") [d]	467,742	5,111
MFS/Sun Life Series Trust
Capital Appreciation Series ("CAS") [e]	42,246	63,176
Massachusetts Investors Trust Series ("CGS")	764,711	339,888
Emerging Growth Series ("EGS") [e]	82,652	345,512
Government Securities Series ("GSS")	1,016,134	1,002,038
High Yield Series ("HYS")	834,883	981,009
Massachusetts Investors Growth Stock Series ("MIS")	412,806	244,818
New Discovery Series ("NWD")	415,092	418,694
Total Return Series ("TRS")	941,423	911,438
Utilities Series ("UTS")	283,429	122,296
Value Series ("EIS") [d]	320,300	23,942
OCC Accumulation Trust
Equity Portfolio ("OP1")	7,461	170,231
Mid Cap Portfolio ("OP2")	23,538	63,656
Small Cap Portfolio ("OP3")	225	110,202
Managed Portfolio ("OP4")	601	17,681
Sun Capital Advisers Trust
Sun Capital Money Market Fund ("SCA1")	1,127,272	955,548
Sun Capital Investment Grade Bond Fund ("SCA2")	1,086,359	2,340,235
Sun Capital Real Estate Fund ("SCA3")	1,054,597	450,626
Sun Capital Select Equity Fund ("SCA4") [c]	247,393	679,725
Sun Capital Blue Chip Mid-Cap Fund ("SCA5")	1,010,766	1,890,834
Sun Capital Investors Foundation Fund ("SCA6") [c]	120,458	505,202
Sun Capital Davis Venture Value Fund ("SCA7")	863,877	109,824
Sun Capital Davis Financial Fund ("SCA8") [c]	17,712	176,652
Sun Capital Value Equity Fund ("SCA9") [c]	521,450	2,341,214
Sun Capital Value Mid Cap Fund ("SCA ") [c]	274,350	1,024,722
Sun Capital Value Small Cap Fund ("SCB")	1,284,648	1,676,265
Sun Capital Value Managed Fund ("SCC") [c]	95,136	279,818
Sun Capital Neuberger Berman Mid Cap Value Fund ("SCH") [c]	317,955	837,101
Sun Capital Neuberger Berman Mid Cap Growth Fund ("SCI") [c]	103,907	503,362
Sun Capital Alger Growth Fund ("SCJ") [c]	662,526	2,007,907
Sun Capital Alger Income and Growth Fund ("SCK") [c]	167,894	864,457
Sun Capital Alger Small Capitalization Fund ("SCL") [c]	192,858	469,759
Sun Capital All Cap Fund ("SCM")	393,816	554,365

Sun Life of Canada (U.S.) Variable Account I

Notes to Financial Statements

(4) Investment Purchases and Sales - continued
	Purchases	Sales
AIM Variable Insurance Funds, Inc. [f]
V.I. Dynamics Fund ("IV1") [e] [f]	116,054	116,275
V.I. Small Company Growth Fund ("IV2") [e] [f]	133,385	138,687
AllianceBernstein Variable Product Series Fund, Inc. [b]
VP Technology Portfolio ("AN2") [e]	45,733	86,644
VP Growth and Income Portfolio ("AN3")	1,602,140	118,843
Fidelity Variable Insurance Products Fund
Fidelity VIP Index 500 Portfolio ("FL4")	4,539,650	1,131,343
Fidelity VIP Money Market Portfolio ("FL5")	8,763,020	8,021,790
Fidelity VIP ContrafundTM Portfolio ("FL6")	1,033,008	449,724
Fidelity VIP Overseas Portfolio ("FL7")	1,879,885	453,846
Fidelity VIP Growth Portfolio ("FL8")	502,357	113,883
Franklin Templeton Variable Insurance Products Trust
Franklin Templeton Growth Securities Fund ("FTG")	457,216	38,151
Franklin Templeton Foreign Securities Fund ("FTI")	1,745,993	439,906
PIMCO Variable Insurance Trust
PIMCO High Yield Portfolio ("PHY")	582,314	139,471
PIMCO Emerging Markets Bond Portfolio ("PMB")	1,064,333	23,573
PIMCO Real Return Portfolio ("PRR")	890,117	270,779
PIMCO Total Return Portfolio ("PTR")	1,679,779	712,265
PIMCO Low Duration Fund ("PLD") [d]	3,576,739	117,736
Scudder VIT Funds
Scudder VIT Small Cap Index Fund ("SSC")	1,191,222	215,519
Scudder VIT EAFE Equity Index ("SEE")	174,755	67,281
Scudder Variable Series II
SVS Dreman Small Cap Value Portfolio ("SCV") [d]	151,691	4,957
Delaware Variable Insurance Products Trust
VIP Growth Opportunities Series ("DGO") [d]	23,855	811
Dreyfus Investment Portfolios
MidCap Stock Portfolio ("DMC") [d]	2,057,065	107,715
Lord Abbett Series Fund, Inc.
Growth and Income Portfolio ("LA1") [d]	197,254	61,675
Mid-Cap Value Portfolio ("LA2") [d]	414,613	10,810
Oppenheimer Variable Account Funds
Capital Appreciation Fund ("OCF") [d]	224,702	13,130
Van Kampen Life Insurance Trust
LIT Growth & Income Portfolio ("VGI") [d]	150,145	2,555
T. Rowe Price Equity Series, Inc.
T.Rowe Price Blue Chip Growth Portfolio ("TBC") [d]	1,670,966	47,496

[a] Effective May 1, 2002, the following funds names changed from Aim V.I. Growth and Income, Aim V.I. International Equity and Aim V.I. Value Fund to Aim V.I. Core Equity, Aim V.I. International Growth and Aim V.I. Premier Equity Fund, respectively.

[b] Effective May 1, 2003, Alliance Variable Products Series Fund, Inc. is renamed to AllianceBernstein Variable Product Series Fund, Inc.

[c] The Board of Trustees of Sun Capital Advisers Trust voted to terminate and liquidate these funds, effective August 6, 2004. Investments held in these funds on the date of liquidation were transferred to the Fidelity VIP Money Market Portfolio.

[d] The effective date of these investment options in Variable Account I is August 6, 2004.

[e] As of August 6, 2004, AIM V.I. Core Equity Fund, AIM V.I. Growth Fund, AIM V.I. Premier Equity Fund, AllianceBernstein VP Technology Portfolio, INVESCO VIF Dynamics Fund, INVESCO VIF Small Company Growth Fund, MFS/Sun Life Capital Appreciation Series and MFS/Sun Life Emerging GrowthSeries were no longer open to new premium or transfers.

[f] Effective October 15, 2004, INVESCO Variable Investment Funds, Inc. is renamed AIM Variable Insurance Funds. INVESCO VIF Dynamics Fund is renamed AIM V.I. Dynamics Fund and INVESCO VIF Small Company Growth Fund is renamed AIM V.I. Small Company Growth Fund.

Sun Life of Canada (U.S.) Variable Account I

Notes to Financial Statements

(5) Unit Values

A summary of unit values and units outstanding as of December 31, 2004 and December 31, 2003, and December 31, 2002 and December 31, 2001, and Investment Income and Total Return percentages for the periods then ended, are shown below. No expense ratio is presented as all charges currently relating to Variable Account I are made directly to contract owner accounts through the redemption of units. An expense ratio represents the annualized contract expenses of the separate account, and includes only those expenses that result in a direct reduction to unit values.
		Unit
		Fair Value		Investment	Total Return ***
	Units	[lowest to highest]	Net Assets	Income Ratio **	[lowest to highest]
AIM Variable Insurance Funds, Inc.
V.I. Capital Appreciation Fund ("AIM1")
December 31, 2004	111,629	$ 7.33 to $ 9.19	$ 979,175	- %	6.00 % to 6.63%
December 31, 2003	99,063	6.91 to 8.67	828,821	-	28.77 to 29.52
December 31, 2002	91,280	5.36 to 6.73	593,724	-	(24.80) to (24.36)
December 31, 2001	54,664	7.12 to 8.95	471,575	-	(15.95) to (23.73)
V.I. Growth Fund ("AIM2")
December 31, 2004 [h]	112,323	5.08 to 8.27	760,747	-	7.59 to 8.23
December 31, 2003	150,908	4.72 to 7.64	920,979	-	30.48 to 31.24
December 31, 2002	166,107	3.61 to 5.82	774,841	-	(31.37) to (30.97)
December 31, 2001	83,015	5.26 to 8.43	529,402	0.34	(15.67) to (34.27)
V.I. Core Equity Fund ("AIM3")
December 31, 2004 [h]	153,704	7.69 to 9.34	1,297,259	0.93	8.33 to 8.97
December 31, 2003	170,920	7.09 to 8.57	1,336,477	1.10	23.70 to 24.42
December 31, 2002	159,842	5.73 to 6.89	999,784	0.41	(16.07) to (15.58)
December 31, 2001	126,715	6.82 to 8.16	919,654	0.06	(18.41) to (23.29)
V.I. International Equity Fund ("AIM4")
December 31, 2004	191,021	8.74 to 11.45	2,068,325	0.62	23.28 to 24.00
December 31, 2003	226,906	7.08 to 9.24	1,971,499	0.59	28.31 to 29.06
December 31, 2002	218,318	5.52 to 7.16	1,473,780	0.76	(16.17) to (15.67)
December 31, 2001	132,019	6.57 to 8.49	1,028,587	0.53	(15.14) to (23.98)
V.I. Premier Equity Fund ("AIM5")
December 31, 2004 [h]	108,115	8.04	869,052	0.45	5.77
December 31, 2003	114,028	7.60	868,442	0.34	25.08
December 31, 2002 [a]	106,705	6.08	648,320	0.51	30.26
December 31, 2001	18,318	8.71	159,584	0.31	(12.88)
The Alger American Fund
Growth Portfolio ("AL1")
December 31, 2004	67,519	7.18 to 8.19	515,807	-	4.88 to 5.50
December 31, 2003	82,632	6.84 to 7.81	606,158	-	34.37 to 35.16
December 31, 2002	105,755	5.09 to 5.81	580,116	0.04	(33.38) to (32.99)
December 31, 2001	115,562	7.63 to 8.72	945,983	0.22	(12.26) to (16.36)
Income and Growth Portfolio ("AL2")
December 31, 2004	51,380	8.21 to 10.57	461,602	0.56	7.22 to 7.85
December 31, 2003	72,533	7.66 to 9.86	597,304	0.33	29.08 to 29.84
December 31, 2002	87,095	5.93 to 7.64	557,055	0.78	(31.50) to (31.10)
December 31, 2001	32,445	8.64 to 11.15	323,357	0.29	(12.94) to (14.82)
Small Capitalization Portfolio ("AL3")
December 31, 2004	15,537	7.20 to 10.17	140,158	-	15.89 to 16.57
December 31, 2003	17,371	6.21 to 8.72	135,653	-	41.51 to 42.34
December 31, 2002	22,527	4.38 to 6.13	122,787	-	(26.65) to (26.22)
December 31, 2001	16,898	5.97 to 8.31	113,752	0.05	(16.92) to (29.93)
Mid Cap Growth Portfolio ("AL4")
December 31, 2004 [g]	3,770	12.60	47,492	-	25.98
Goldman Sachs Variable Insurance Trust
CORE Small Cap Equity Fund ("GS2")
December 31, 2004	19,335	16.57 to 17.00	324,935	0.31	15.65 to 15.75
December 31, 2003	7,278	14.31 to 14.70	104,854	0.26	45.15 to 45.28
December 31, 2002	6,414	9.85 to 10.13	64,565	0.33	(15.46) to (15.39)
December 31, 2001	4,365	11.64 to 11.98	52,006	0.52	3.92 to 4.01
CORE US Equity Fund ("GS3")
December 31, 2004	123,496	9.47 to 10.18	1,210,680	1.78	14.27 to 14.94
December 31, 2003	46,161	8.28 to 8.56	402,778	0.93	28.72 to 29.47
December 31, 2002	31,668	6.43 to 6.84	212,638	0.46	(22.35) to (21.89)
December 31, 2001	24,945	8.27 to 8.76	210,220	0.64	(12.38) to (12.46)
Growth and Income Fund ("GS4")
December 31, 2004	35,174	10.94 to 11.48	391,361	2.19	18.10 to 18.21
December 31, 2003	17,603	9.26 to 9.71	163,772	1.49	23.64 to 23.74
December 31, 2002	12,714	7.49 to 7.85	96,192	1.71	(11.86) to (11.78)
December 31, 2001	9,336	8.50 to 8.89	79,607	0.71	(9.79) to (9.87)
International Equity Fund ("GS5")
December 31, 2004	107,191	8.70 to 10.05	1,002,357	1.42	12.82 to 12.92
December 31, 2003	64,158	7.70 to 8.91	544,927	4.52	34.70 to 34.82
December 31, 2002	53,887	5.71 to 6.61	337,848	1.25	(18.81) to (18.74)
December 31, 2001	34,672	7.03 to 8.15	258,927	1.64	(22.65) to (22.72)
Mid Cap Value Fund ("GS8") [g]
December 31, 2004	38,922	12.02 to 12.05	468,562	0.85	20.20 to 20.48
December 31, 2003	-	-	-	-	-
December 31, 2002	-	-	-	-	-
December 31, 2001	-	-	-	-	-

Sun Life of Canada (U.S.) Variable Account I

Notes to Financial Statements

(5) Unit Values - continued
		Unit
		Fair Value		Investment	Total Return ***
	Units	[lowest to highest]	Net Assets	Income Ratio **	[lowest to highest]
MFS/Sun Life Series Trust
Capital Appreciation Series ("CAS")
December 31, 2004 [h]	58,760	6.68 to 7.85	456,379	0.06	10.37 to 11.02
December 31, 2003	61,954	6.04 to 7.09	432,410	-	27.96 to 28.71
December 31, 2002	58,126	4.72 to 5.54	319,913	0.17	(32.79) to (32.39)
December 31, 2001	51,688	7.02 to 8.24	422,377	0.38	(18.76) to (25.76)
Massachusetts Investors Trust Series ("CGS")
December 31, 2004	255,401	9.14 to 9.50	2,402,768	0.92	11.33 to 11.99
December 31, 2003	202,404	8.21 to 8.48	1,718,235	1.08	22.12 to 22.83
December 31, 2002	171,309	6.72 to 6.90	1,184,056	0.96	(21.68) to (21.22)
December 31, 2001	131,832	8.59 to 8.76	1,151,890	0.21	(12.37) to (16.21)
Emerging Growth Series ("EGS")
December 31, 2004 [h]	91,072	5.38 to 7.93	695,166	-	12.58 to 13.24
December 31, 2003	131,684	4.78 to 7.04	884,400	-	30.73 to 31.49
December 31, 2002	141,341	3.65 to 5.39	723,613	-	(34.53) to (34.15)
December 31, 2001	85,604	5.57 to 8.23	665,893	-	(21.65) to (34.96)
Government Securities Series ("GSS")
December 31, 2004	207,719	12.20 to 13.58	2,578,231	5.05	3.15 to 3.76
December 31, 2003	216,241	11.76 to 13.16	2,604,745	4.09	1.55 to 2.15
December 31, 2002	188,842	11.51 to 12.96	2,228,605	4.57	9.16 to 9.80
December 31, 2001	76,148	10.48 to 11.87	858,658	3.81	4.81 to 6.93
High Yield Series ("HYS")
December 31, 2004	172,603	12.69 to 13.25	2,274,083	8.03	8.91 to 9.54
December 31, 2003	200,016	11.64 to 12.09	2,411,709	8.24	20.73 to 21.44
December 31, 2002	172,449	9.63 to 9.96	1,711,051	8.78	2.10 to 2.70
December 31, 2001	35,060	9.43 to 9.70	335,886	6.72	(3.03) to 1.29
Massachusetts Investors Growth Stock Series ("MIS")
December 31, 2004	147,809	6.90 to 8.23	1,179,938	0.07	8.97 to 9.61
December 31, 2003	126,687	6.33 to 7.55	916,040	-	22.67 to 23.39
December 31, 2002	81,106	5.16 to 6.15	480,213	0.13	(28.47) to(28.05)
December 31, 2001	67,463	7.20 to 8.60	567,999	0.13	(17.02) to (25.35)
New Discovery Series ("NWD")
December 31, 2004	114,708	8.89 to 13.68	1,085,097	-	6.86 to 7.49
December 31, 2003	116,920	8.27 to 12.80	1,032,949	-	34.50 to 35.29
December 31, 2002	79,180	6.11 to 9.52	531,512	-	(33.82) to (33.43)
December 31, 2001	43,368	9.19 to 14.38	508,749	-	(5.60) to (8.15)
Total Return Series ("TRS")
December 31, 2004	338,880	11.98 to 14.17	4,287,717	2.49	10.82 to 11.47
December 31, 2003	344,082	10.75 to 12.77	3,897,759	3.27	16.47 to 27.72
December 31, 2002	274,812	9.18 to 10.68	2,697,529	3.06	(100.00) to (5.69)
December 31, 2001	101,616	9.73 to 11.68	1,116,360	3.30	(2.71) to 0.02
Utilities Series ("UTS")
December 31, 2004	70,699	10.29 to 12.93	808,395	2.01	29.61 to 30.37
December 31, 2003	57,320	7.89 to 9.97	482,718	4.21	35.46 to 36.26
December 31, 2002	47,288	5.79 to 7.36	308,086	3.71	(24.31) to (23.87)
December 31, 2001	35,481	7.61 to 9.73	329,851	3.82	(23.90) to (24.78)
Value Series ("EIS")
December 31, 2004 [g]	28,237	11.58 to 11.61	327,493	-	15.82 to 16.09
OCC Accumulation Trust
Equity Portfolio ("OP1")
December 31, 2004	51,267	10.87 to 11.95	610,685	1.09	11.27 to 11.37
December 31, 2003	66,493	9.77 to 10.73	708,868	1.33	27.82 to 27.93
December 31, 2002	70,029	7.64 to 8.39	582,242	0.94	(21.87) to (21.80)
December 31, 2001	86,942	9.78 to 10.73	911,814	0.48	(7.48) to (7.56)
Mid Cap Portfolio ("OP2")
December 31, 2004	6,314	18.41 to 22.98	139,580	0.10	18.64 to 18.74
December 31, 2003	9,543	15.50 to 19.37	171,651	-	31.65 to 31.77
December 31, 2002	12,424	11.77 to 14.71	170,197	-	(7.68) to (7.60)
December 31, 2001	16,855	12.73 to 15.94	260,292	0.13	5.94 to 6.03
Small Cap Portfolio ("OP3")
December 31, 2004	22,473	19.24 to 19.78	440,215	0.05	17.19 to 17.29
December 31, 2003	28,428	16.42 to 16.87	476,584	0.05	41.82 to 41.94
December 31, 2002	31,605	11.58 to 11.88	372,684	0.07	(22.09) to (22.03)
December 31, 2001	34,918	14.86 to 15.24	526,159	0.46	7.70 to 7.79
Managed Portfolio ("OP4")
December 31, 2004	2,258	11.37 to 11.80	25,755	1.60	10.12 to 10.21
December 31, 2003	3,811	10.33 to 10.70	40,081	1.92	21.04 to 21.15
December 31, 2002	4,691	8.53 to 8.83	40,526	1.74	(17.37) to (17.30)
December 31, 2001	4,392	10.32 to 10.68	45,649	0.22	(5.38) to (5.47)
Sun Capital Advisers Trust
Sun Capital Money Market Fund ("SCA1")
December 31, 2004	158,525	10.81 to 11.06	1,743,749	0.81	0.15 to 0.23
December 31, 2003	107,943	10.78 to 11.05	1,570,196	0.56	(0.04) to 0.05
December 31, 2002	151,139	10.78 to 11.05	1,656,791	1.12	0.54 to 0.62
December 31, 2001	150,330	10.71 to 10.99	1,638,592	3.21	2.98 to 3.07
Sun Capital Investment Grade Bond Fund ("SCA2")
December 31, 2004	135,296	12.74 to 14.00	1,768,092	4.82	5.80 to 6.42
December 31, 2003	250,179	11.97 to 13.23	3,057,433	5.20	9.01 to 9.65
December 31, 2002	252,822	10.92 to 12.14	2,842,873	5.57	4.63 to 5.24
December 31, 2001	67,309	10.38 to 11.60	739,912	5.98	3.75 to 6.71

Sun Life of Canada (U.S.) Variable Account I

Notes to Financial Statements

(5) Unit Values - continued
		Unit
		Fair Value		Investment	Total Return ***
	Units	[lowest to highest]	Net Assets	Income Ratio **	[lowest to highest]
Sun Capital Real Estate Fund ("SCA3")
December 31, 2004	122,604	21.00 to 26.19	2,650,303	1.65	32.54 to 33.32
December 31, 2003	93,289	15.75 to 19.76	1,521,942	-	35.16 to 35.95
December 31, 2002	73,335	11.59 to 14.62	891,543	6.36	3.44 to 4.04
December 31, 2001	21,077	11.14 to 14.13	276,034	7.76	11.39 to 12.01
Sun Capital Select Equity Fund ("SCA4")
December 31, 2004 [f]	-	-	-	-	(2.66) to (2.32)
December 31, 2003	55,608	7.24 to 8.83	447,516	0.28	30.21 to 30.98
December 31, 2002	70,649	5.56 to 6.78	459,923	0.19	(27.98) to (27.61)
December 31, 2001	35,742	7.71 to 9.42	327,222	0.74	(11.79) to (16.71)
Sun Capital Blue Chip Mid-Cap Fund ("SCA5")
December 31, 2004	153,718	12.65 to 20.00	2,164,285	-	15.47 to 16.14
December 31, 2003	237,573	10.89 to 17.32	2,846,103	-	35.30 to 36.09
December 31, 2002	193,905	8.00 to 12.80	1,754,504	-	(15.41) to (14.91)
December 31, 2001	67,161	9.41 to 15.13	825,789	-	(3.72) to (5.93)
Sun Capital Investors Foundation Fund ("SCA6")
December 31, 2004 [f]	-	-	-	-	(2.45) to (2.10)
December 31, 2003	45,776	8.55 to 9.18	386,783	0.74	28.45 to 29.20
December 31, 2002	41,906	6.65 to 7.15	281,909	0.57	(25.28) to (24.84)
December 31, 2001	18,094	8.88 to 9.56	166,101	0.46	(8.39) to (11.22)
Sun Capital Davis Venture Value Fund ("SCA7")
December 31, 2004	193,725	11.03	2,137,277	0.68	12.45
December 31, 2003	121,794	9.81	1,194,587	0.66	30.50
December 31, 2002	70,206	7.52	527,790	-	(16.24)
December 31, 2001 [a]	4,374	8.98	39,256	1.29	(10.24)
Sun Capital Davis Financial Fund ("SCA8")
December 31, 2004 [f]	-	-	-	0.63	(2.25)
December 31, 2003	16,450	9.97	164,189	0.48	34.42
December 31, 2002	8,718	7.42	64,655	0.21	(18.45)
December 31, 2001 [a]	3,681	9.09	33,473	-	(9.06)
Sun Capital Value Equity Fund ("SCA9")
December 31, 2004 [f]	-	-	-	-	0.76 to 1.11
December 31, 2003	203,736	8.66 to 10.24	1,800,616	0.91	31.98 to 32.76
December 31, 2002	183,140	6.52 to 7.25	1,217,944	1.43	(27.47) to (22.45)
December 31, 2001 [a]	20,381	8.99	183,241	1.06	(10.09)
Sun Capital Value Mid Cap Fund ("SCA ")
December 31, 2004 [f]	-	-	-	-	1.95 to 2.30
December 31, 2003	61,580	11.99 to 12.31	754,854	7.55	31.27 to 32.04
December 31, 2002	40,571	9.13 to 9.32	377,236	0.12	(8.65) to (5.95)
December 31, 2001 [a]	3,015	9.91	29,886	0.19	(0.86)
Sun Capital Value Small Cap Fund ("SCB")
December 31, 2004	136,275	12.15 to 13.53	1,811,446	-	17.74 to 18.43
December 31, 2003	201,256	10.32 to 11.42	2,265,709	0.06	40.80 to 41.62
December 31, 2002	149,387	7.33 to 8.07	1,189,036	-	(26.70) to (20.61)
December 31, 2001 [a]	13,936	10.16	141,573	0.05	1.59
Sun Capital Value Managed Fund ("SCC")
December 31, 2004 [f]	-	-	-	0.01	0.32 to 0.67
December 31, 2003	18,224	9.11 to 10.36	182,730	0.86	28.32 to 29.07
December 31, 2002	13,382	7.06 to 8.07	102,776	1.35	(21.43) to (19.31)
December 31, 2001 [a]	1,740	8.99	15,634	0.88	(10.13)
Sun Capital Neuberger Berman Mid Cap Value Fund ("SCH")
December 31, 2004 [f]	-	-	-	0.02	5.22
December 31, 2003	43,441	11.67	504,184	0.12	36.35
December 31, 2002	21,341	8.56	182,604	0.22	(9.53)
December 31, 2001 [a]	2,023	9.46	19,134	0.84	(5.42)
Sun Capital Neuberger Berman Mid Cap Growth Fund ("SCI")
December 31, 2004 [f]	-	-	-	-	(0.75)
December 31, 2003	54,479	7.39	403,015	-	29.08
December 31, 2002	21,525	5.73 to 10.96	123,258	-	(29.26) to 9.57
December 31, 2001 [a]	7,284	8.09	58,956	-	(19.06)
Sun Capital Alger Growth Fund ("SCJ")
December 31, 2004 [f]	-	-	-	-	(5.87) to (5.54)
December 31, 2003	145,623	10.03 to 10.13	1,471,547	-	33.49 to 34.27
December 31, 2002 [c]	73,980	7.51 to 7.54	558,219	0.13	(24.89) to (24.59)
December 31, 2001	-	-	-	-	-
Sun Capital Alger Income and Growth Fund ("SCK")
December 31, 2004 [f]	-	-	-	-	(2.02) to (1.68)
December 31, 2003	69,992	10.09 to 10.19	709,248	0.69	29.58 to 30.34
December 31, 2002 [c]	27,454	7.78 to 7.82	214,231	0.45	(22.12) to (21.82)
December 31, 2001	-	-	-	-	-
Sun Capital Alger Small Capitalization Fund ("SCL")
December 31, 2004 [f]	-	-	-	-	(1.53) to (1.18)
December 31, 2003	27,562	11.03 to 11.14	304,330	-	42.66 to 43.50
December 31, 2002 [c]	14,223	7.73 to 7.77	110,295	-	(22.65) to (22.35)
December 31, 2001	-	-	-	-	-
Sun Capital All Cap Fund ("SCM")
December 31, 2004	6,521	13.86	90,356	0.13	20.39
December 31, 2003	24,634	11.51	282,512	1.04	52.3
December 31, 2002 [c]	17,505	7.56	132,292	0.40	(24.43)
December 31, 2001	-	-	-	-	-

Sun Life of Canada (U.S.) Variable Account I

Notes to Financial Statements

(5) Unit Values - continued
		Unit
		Fair Value		Investment	Total Return ***
	Units	[lowest to highest]	Net Assets	Income Ratio **	[lowest to highest]
AIM Variable Insurance Funds, Inc. [I]
V.I. Dynamics Fund ("IV1")
December 31, 2004 [h] [I]	38,477	8.19	315,286	-	13.34
December 31, 2003	38,780	7.23	280,977	-	37.82
December 31, 2002	28,387	5.25	148,911	-	(31.90)
December 31, 2001 [a]	5,772	7.70	44,460	-	(22.97)
V.I. Small Company Growth Fund ("IV2")
December 31, 2004 [h] [I]	50,367	8.64	435,311	-	13.9
December 31, 2003	51,985	7.59	394,856	-	33.43
December 31, 2002	30,392	5.69	172,843	-	(31.11)
December 31, 2001 [a]	5,354	8.26	44,202	-	(17.44)
AllianceBernstein Variable Product Series Fund, Inc. [e]
VP Technology Portfolio ("AN2")
December 31, 2004 [h]	31,810	6.73	213,926	-	5.09
December 31, 2003	39,085	6.40	250,545	-	43.79
December 31, 2002	22,628	4.45	100,711	-	(41.81)
December 31, 2001 [a]	9,098	7.65	69,580	-	(23.52)
VP Growth and Income Portfolio ("AN3")
December 31, 2004	294,980	10.31	3,041,247	0.60	11.22
December 31, 2003	137,868	9.27	1,279,150	0.78	32.18
December 31, 2002	87,587	7.01	614,232	0.52	(22.27)
December 31, 2001 [a]	8,044	9.02	72,570	-	(9.79)
Fidelity Variable Insurance Products Fund
Fidelity VIP Index 500 Portfolio ("FL4")
December 31, 2004	1,007,408	9.69	9,765,021	1.03	10.51
December 31, 2003	619,237	8.77	5,436,616	1.03	28.27
December 31, 2002	357,682	6.84	2,445,800	0.89	(22.32)
December 31, 2001 [a]	131,695	8.8	1,159,303	-	(11.97)
Fidelity VIP Money Market Portfolio ("FL5")
December 31, 2004	918,254	10.57	9,703,636	1.15	1.10
December 31, 2003	869,135	10.45	9,001,425	0.88	0.90
December 31, 2002	772,471	10.36	8,001,083	1.59	1.61
December 31, 2001 [a]	602,506	10.2	6,142,786	1.05	1.95
Fidelity VIP ContrafundTM Portfolio ("FL6")
December 31, 2004	219,538	12.46	2,736,419	0.21	15.34
December 31, 2003	164,605	10.81	1,775,416	0.25	28.35
December 31, 2002	88,676	8.42	746,648	0.41	(9.42)
December 31, 2001 [a]	18,735	9.3	174,157	-	(7.04)
Fidelity VIP Overseas Portfolio ("FL7")
December 31, 2004	331,343	10.48	3,473,292	0.82	13.49
December 31, 2003	172,921	9.24	1,599,589	0.65	43.20
December 31, 2002	165,090	6.45	1,064,835	0.20	(20.34)
December 31, 2001 [a]	7,279	8.10	58,938	-	(19.03)
Fidelity VIP Growth Portfolio ("FL8")
December 31, 2004	135,289	8.06	1,090,579	0.12	3.26
December 31, 2003	85,991	7.81	674,737	0.15	32.78
December 31, 2002	68,738	5.88	404,118	0.08	(30.20)
December 31, 2001 [a]	12,198	8.42	102,742	-	(15.77)
Franklin Templeton Variable Insurance Products Trust
Franklin Templeton Growth Securities Fund ("FTG")
December 31, 2004	40,990	16.30	668,030	1.21	16.03
December 31, 2003	12,883	14.05	181,106	1.67	32.13
December 31, 2002 [d]	339	10.63	3,607	-	6.30
December 31, 2001	-	-	-	-	-
Franklin Templeton Foreign Securities Fund ("FTI")
December 31, 2004	176,214	16.44	2,896,736	1.06	18.53
December 31, 2003	87,810	13.87	1,215,035	1.87	32.21
December 31, 2002 [d]	494	10.49	5,182	-	4.90
PIMCO Variable Insurance Trust
PIMCO High Yield Portfolio ("PHY")
December 31, 2004	69,113	14.64	1,011,927	6.49	9.56
December 31, 2003	40,673	13.36	3	6.83	22.91
December 31, 2002 [d]	1,189	10.87	12,923	1.44	8.73
PIMCO Emerging Markets Bond Portfolio ("PMB")
December 31, 2004	65,676	17.23	1,131,673	4.24	12.12
December 31, 2003	4,295	15.37	66,100	4.61	31.69
December 31, 2002 [d]	162	11.67	1,890	1.23	16.70
PIMCO Real Return Portfolio ("PRR")
December 31, 2004	119,846	12.00	1,437,641	1.02	8.92
December 31, 2003	70,429	11.01	775,844	1.90	8.85
December 31, 2002 [d]	3,614	10.12	36,570	0.84	1.19
PIMCO Total Return Portfolio ("PTR")
December 31, 2004	202,924	11.30	2,292,255	1.91	4.89
December 31, 2003	122,353	10.77	1,307,443	2.71	5.04
December 31, 2002 [d]	24,233	10.25	248,429	0.83	2.52
PIMCO Low Duration Fund ("PLD")
December 31, 2004 [g]	345,073	10.03 to 10.05	3,468,358	0.62	0.55

Sun Life of Canada (U.S.) Variable Account I

Notes to Financial Statements

(5) Unit Values - continued
		Unit
		Fair Value		Investment	Total Return ***
	Units	[lowest to highest]	Net Assets	Income Ratio **	[lowest to highest]
Scudder VIT Funds
Scudder VIT Small Cap Index Fund ("SSC")
December 31, 2004	94,502	18.21	1,720,509	0.13	17.48
December 31, 2003	30,464	15.50	472,599	0.01	119.48
December 31, 2002 [d]	227	7.06	2,405	0.84	(29.39)
Scudder VIT EAFE Equity Index ("SEE")
December 31, 2004	19,301	16.42	317,006	2.20	18.78
December 31, 2003 [j]	12,372	13.83	171,079	0.38	38.27
Scudder Variable Series II
SVS Dreman Small Cap Value Portfolio ("SCV")
December 31, 2004 [g]	12,881	12.19	157,077	-	21.95
Delaware Variable Insurance Products Trust
VIP Growth Opportunities Series ("DGO")
December 31, 2004 [g]	2,104	12.48	26,255	-	24.78
Dreyfus Investment Portfolios
MidCap Stock Portfolio ("DMC")
December 31, 2004 [g]	186,541	12.06 to 12.09	2,254,469	0.40	20.88
Lord Abbett Series Fund, Inc.
Growth and Income Portfolio ("LA1")
December 31, 2004 [g]	12,583	11.68	147,022	0.87	16.85
Mid-Cap Value Portfolio ("LA2")
December 31, 2004 [g]	36,437	12.11	441,350	0.41	21.13
Oppenheimer Variable Account Funds
Capital Appreciation Fund ("OCF")
December 31, 2004 [g]	19,488	11.29	220,045	-	12.91
Van Kampen Life Insurance Trust
LIT Growth & Income Portfolio ("VGI")
December 31, 2004 [g]	13,856	11.61	160,875	-	16.11
T. Rowe Price Equity Series, Inc.
T.Rowe Price Blue Chip Growth Portfolio ("TBC")
December 31, 2004 [g]	157,775	11.6	1,830,113	0.64	16.00

** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in the direct reduction in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Account invest. Balances have been annualized for sub-accounts in existence for less than one year.

*** These amounts represent the total return for the period indicated, including changes in the value of the underlying fund. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Variable Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

[a] The effective date of these investment options in Variable Account I is May 1, 2001.

[c] The effective date of these investment options in the Variable Account I is May 1, 2002

[d] The effective date of these investment options in Variable Account I is October 1, 2002.

[e] Effective May 1, 2003, Alliance Variable Products Series Fund, Inc. is renamed to AllianceBernstein Variable Product Series Fund, Inc.

[f] Effective August 6, 2004, these funds were terminated and liquidated. Investments held in these funds on the date of liquidation were transferred to the Fidelity VIP Money Market Portfolio

[g] The effective date of these investment options in Variable Account I is August 6, 2004.

[h] As of August 6, 2004, AIM V.I. Core Equity Fund, AIM V.I. Growth Fund, AIM V.I. Premier Equity Fund, AllianceBernstein VP Technology Portfolio, INVESCO VIF Dynamics Fund, INVESCO VIF Small Company Growth Fund, MFS/Sun Life Capital Appreciation Series and MFS/Sun Life Emerging Growth Series were not open to new premium or transfers.

[I] Effective October 15, 2004, INVESCO Variable Investment Funds, Inc. was renamed AIM Variable Insurance Funds. INVESCO VIF Dynamics Fund is renamed AIM V.I. Dynamics Fund and INVESCO VIF Small Company Growth Fund is renamed AIM V.I. Small Company Growth Fund.

[j] For the period April 7, 2003 (Commencement of operations of Sub-Account) through December 31, 2003.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF OPERATIONS

(in thousands)

For the years ended December 31,

	2004	2003	2002 Restated

Revenues
Premiums and annuity considerations	$ 58,820	$ 60,518	$ 43,574
Net investment income	1,134,257	1,208,750	1,185,210
Net derivative loss	(98,419)	(203,200)	(159,285)
Net realized investment gains (losses)	96,074	134,085	(38,966)
Fee and other income	357,011	319,596	390,691

Total revenues	1,547,743	1,519,749	1,421,224

Benefits and expenses
Interest credited	673,442	783,999	704,690
Interest expense	128,522	120,905	106,043
Policyowner benefits	141,377	201,248	221,162
Other operating expenses	214,495	184,472	237,797
Amortization of deferred acquisition costs and value of business acquired	82,876	98,398	251,513

Total benefits and expenses	1,240,712	1,389,022	1,521,205

Income (loss) before income tax expense (benefit), minority interest and cumulative effect of change in accounting principles	307,031	130,727	(99,981)

Income tax expense (benefit):
Federal	71,352	27,366	(59,449)
State	(98)	823	1,265
Income tax expense (benefit)	71,254	28,189	(58,184)

Net income (loss) before minority interest and cumulative
effect of change in accounting principles	235,777	102,538	(41,797)

Minority interest share of income	5,561	-	-

Net income (loss) before cumulative effect of change in accounting principles	230,216	102,538	(41,797)

Cumulative effect of change in accounting principles, net of tax benefit of $4,814 and $4,064 in 2004 and 2003, respectively	(8,940)	(7,547)	-

Net income (loss)	$ 221,276	$ 94,991	$ (41,797)

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED BALANCE SHEETS

(in thousands except share data)

For the years ended December 31,

ASSETS	2004	2003
Investments
Available-for-sale fixed maturities at fair value (amortized cost of $16,207,312 and $16,338,241 in 2004 and 2003, respectively)	$ 16,692,987	$ 16,858,414
Trading fixed maturities at fair value (amortized cost of $1,408,618 and $1,434,654 in 2004 and 2003, respectively)	1,491,028	1,527,619
Subordinated note from affiliate held-to-maturity (fair value of $689,132 and $699,069 in 2004 and 2003, respectively)	600,000	600,000
Short-term investments	23,957	24,662
Mortgage loans	1,465,896	972,102
Derivative instruments - receivable	566,401	403,437
Limited partnerships	304,809	330,562
Real estate	168,139	84,421
Policy loans	696,305	692,887
Other invested assets	791,541	60,837
Cash and cash equivalents	552,949	558,185
Total investments	23,354,012	22,113,126

Accrued investment income	279,679	285,224
Deferred policy acquisition costs	1,147,181	889,601
Value of business acquired	24,130	22,391
Goodwill	701,451	710,202
Receivable for investments sold	21,213	37,049
Reinsurance receivable	1,928,365	1,978,031
Other assets	111,131	129,458
Separate account assets	19,120,381	17,509,294

Total assets	$ 46,687,543	$ 43,674,376

LIABILITIES

Contractholder deposit funds and other policy liabilities	$ 18,846,238	$ 18,329,570
Future contract and policy benefits	721,135	716,819
Payable for investments purchased	284,511	261,673
Accrued expenses and taxes	95,655	80,453
Deferred federal income taxes	64,610	18,897
Long-term debt	33,500	40,500
Long-term debt payable to affiliates	1,025,000	1,025,000
Partnership capital securities	607,826	607,826
Reinsurance payable to affiliate	1,697,348	1,741,962
Derivative instruments - payable	228,774	248,272
Other liabilities	1,010,006	224,769
Separate account liabilities	19,120,381	17,509,294

Total liabilities	43,734,984	40,805,035

Commitments and contingencies - Note 18
Minority interest	5,561	-

STOCKHOLDER'S EQUITY

Common stock, $1,000 par value - 10,000 shares authorized; 6,437 shares issued and outstanding in 2004 and 2003	$ 6,437	$ 6,437
Additional paid-in capital	2,131,888	2,071,888
Accumulated other comprehensive income	180,638	227,681
Retained earnings	628,035	563,335

Total stockholder's equity	2,946,998	2,869,341

Total liabilities and stockholder's equity	$ 46,687,543	$ 43,674,376

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

(in thousands)

For the years ended December 31,

	2004	2003	2002 Restated

Net income (loss)	$ 221,276	$ 94,991	$ (41,797)
Other comprehensive income (loss)
Net change in unrealized holding gains (losses) on
available-for-sale securities, net of tax and policyholder amounts	23,103	158,442	208,297
Reclassification adjustments of realized investment (gains) losses into net income (loss)	(70,146)	(179,672)	34,767

Other comprehensive (loss) income	(47,043)	(21,230)	243,064

Comprehensive income	$ 174,233	$ 73,761	$ 201,267

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

(in thousands)

For the years ended December 31,

			Accumulated
		Additional	Other		Total
	Common	Paid-In	Comprehensive	Retained	Stockholder's
	Stock	Capital	Income	Earnings	Equity

Balance at December 31, 2001 - Restated	$ 6,437	$ 1,971,888	$ 5,847	$ 510,141	$ 2,494,313

Net loss - Restated				(41,797)	(41,797)
Additional paid-in-capital - Restated		100,000			100,000
Other comprehensive income - Restated			243,064		243,064
Balance at December 31, 2002 - Restated	$ 6,437	$ 2,071,888	$ 248,911	$ 468,344	$ 2,795,580

Net income				94,991	94,991
Other comprehensive loss			(21,230)		(21,230)

Balance at December 31, 2003	$ 6,437	$ 2,071,888	$ 227,681	$ 563,335	$ 2,869,341

Net income				221,276	221,276
Additional paid-in-capital		60,000			60,000
Dividends				(156,576)	(156,576)
Other comprehensive loss			(47,043)		(47,043)

Balance at December 31, 2004	$ 6,437	$ 2,131,888	$ 180,638	$ 628,035	$ 2,946,998

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in thousands)

For the years ended December 31,

	2004	2003	2002 Restated

Cash Flows From Operating Activities:
Net income (loss) from operations	$ 221,276	$ 94,991	$ (41,797)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Income to minority interest	5,561	-	-
Amortization (accretion) of discount and premiums	82,123	112,761	58,246
Amortization of DAC and VOBA	82,876	98,398	251,513
Depreciation and amortization	3,025	1,730	1,876
Non cash derivative activity	(18,690)	144,091	231,131
Net realized (gains) losses on investments	(96,074)	(134,085)	38,966
Net losses (gains) on trading investments	7,237	(63,573)	(111,740)
Net change in unrealized and undistributed (gains) losses in private equity limited partnerships	(58,981)	15,789	17,186
Interest credited to contractholder deposits	671,101	781,834	701,505
Deferred federal income taxes (benefits)	72,648	43,029	(44,316)
Cumulative effect of change in accounting principles, net of tax	8,940	7,547	-
Changes in assets and liabilities:
Deferred acquisition costs	(346,996)	(263,762)	(288,463)
Accrued investment income	5,545	(28,655)	(5,038)
Future contract and policy benefits	(42,530)	(854)	25,584
Other, net	211,882	127,056	(31,505)
Net sales (purchases) of trading fixed maturities	27,801	(60,321)	(369,794)
Net cash provided by operating activities	836,744	875,976	433,354

Cash Flows From Investing Activities:
Sales, maturities and repayments of:
Available-for-sale fixed maturities	10,472,377	13,004,400	11,137,476
Net cash from sale of subsidiary	39,687	1,500	3,331
Other invested assets	144,145	127,944	152,512
Mortgage loans	205,740	339,735	234,191
Real estate	-	14,275	6,036
Purchases of:
Available-for-sale fixed maturities	(10,367,260)	(13,414,490)	(12,867,827)
Other invested assets	(910,784)	(4,926)	(233,255)
Mortgage loans	(698,776)	(338,627)	(249,867)
Real estate	(86,743)	(16,153)	(3,634)
Changes in other investing activities, net	728,637	5,100	(8,109)
Net change in policy loans	(3,418)	(10,858)	(3,406)
Net change in short-term investments	705	153,355	(81,713)

Net cash used in investing activities	$ (475,690)	$ (138,745)	$ (1,914,265)
The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in thousands)

For the years ended December 31,

	2004	2003	2002 Restated

Cash Flows From Financing Activities:
Deposits to contractholder deposit funds	$ 2,552,431	$ 2,461,677	$ 3,627,924
Withdrawals from contractholder deposit funds	(2,867,815)	(3,411,004)	(3,116,836)
Net cash of SCA	(2,910)	-	-
Issuance of long-term debt	-	-	460,000
Net change in securities lending	-	-	(1,152,861)
Dividends paid to stockholder	(150,000)	-	-
Additional capital contributed	60,000	-	100,000
Other, net	42,004	(145,258)	149,967
Net cash provided by (used) in financing activities	(366,290)	(1,094,585)	68,194

Net change in cash and cash equivalents	(5,236)	(357,354)	(1,412,717)

Cash and cash equivalents, beginning of year	558,185	915,539	2,328,256

Cash and cash equivalents, end of year	$ 552,949	$ 558,185	$ 915,539

Supplemental Cash Flow Information
Interest paid	$ 120,195	$ 118,302	$ 107,358

Supplemental Schedule of non-cash investing and financing activities

On June 30, 2004, the Company sold its interest in one of its consolidated variable interest entities ("VIEs"). As a result of the sale, bonds decreased by $51.0 million, other liabilities decreased by $11.1 million, deferred tax liability decreased by $3.8 million, notes payable decreased by $7.0 million and other invested assets decreased by $0.6 million in a non-cash transaction.

On December 31, 2004, the Company distributed through a dividend to its parent, Sun Life of Canada (U.S.) Holdings, Inc., its interest in Sun Capital Advisers, Inc. As a result of the dividend, other assets decreased by $5.2 million, other liabilities decreased by $0.9 million and accrued expenses and taxes decreased by $0.6 million in a non-cash transaction.

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

GENERAL

Sun Life Assurance Company of Canada (U.S.) (the "Company") is a stock life insurance company incorporated under the laws of Delaware. Its Executive Office mailing address is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, Telephone (781) 237-6030. The Company is an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc. ("SLC - U.S. Ops Holdings") and is an indirect wholly-owned subsidiary of Sun Life Financial Inc. ("SLF"), a reporting company under the Securities Exchange Act of 1934. SLF and its subsidiaries are collectively referred to herein as "Sun Life Financial."

The Company and its subsidiaries are engaged in the sale of individual and group variable life insurance, individual and group fixed and variable annuities, group pension contracts, guaranteed investment contracts ("GICS"), group life, group disability, and group stop loss insurance. These products are distributed through individual insurance agents, financial planners, insurance brokers and broker-dealers to both the tax qualified and non-tax-qualified markets. The Company is authorized to transact business in 49 states, the District of Columbia, Puerto Rico and the U.S. Virgin Islands. In addition, the Company's wholly-owned subsidiary, Sun Life Insurance and Annuity Company of New York ("SLNY"), is authorized to transact business in the State of New York.

As of December 31, 2004, SLC - U.S. Ops Holdings, was a direct wholly-owned subsidiary of Sun Life Assurance Company of Canada ("SLOC"), 150 King Street West, Toronto, Ontario, Canada. SLOC is a life insurance company incorporated in 1865. As of December 31, 2004, SLOC transacted business directly or through its subsidiaries and joint ventures in all of the Canadian provinces and territories, all of the United States, the District of Columbia, Puerto Rico, the Virgin Islands, Great Britain, Ireland, Hong Kong, Bermuda, Barbados, Philippines, Indonesia, China and India. SLOC is a direct wholly-owned subsidiary of SLF.

On January 4, 2005, a reorganization was completed under which most of SLOC's asset management businesses in Canada and the United States were transferred to Sun Life Financial Corp., a newly incorporated wholly-owned subsidiary of SLF. After this reorganization, the operations remaining in SLOC consist primarily of Sun Life Financial's life, health and annuities businesses in Canada, most of its life and health businesses in the United States, and all of its operations in the United Kingdom and Asia. SLOC continues to be a direct wholly-owned subsidiary of SLF. The Company and its subsidiaries are now indirect wholly-owned subsidiaries of Sun Life Financial Corp., and continue to be indirect wholly-owned subsidiaries of SLF.

On December 31, 2004, Sun Capital Advisers, Inc. ("SCA"), a registered investment adviser, was distributed in the form of a dividend to the Company's parent and became a consolidated subsidiary of the SLC - U.S. Ops Holdings. As a result of this transaction, SCA is no longer the Company's wholly-owned subsidiary. As of December 31, 2004, SCA's total assets were $8.1 million. SCA's net income for the years ended December 31, 2004, 2003 and 2002, was $1.9 million, $0.7 million and $1.1 million, respectively.

On June 30, 2004, the Company sold its interest in one of its consolidated variable interest entities ("VIEs") and recognized a gain of $9.7 million. The Company received net cash proceeds of $39.7 million and reduced consolidated assets and liabilities by $51.6 million and $21.9 million, respectively. The Company's net income related to this VIE for the year ended December 31, 2004, excluding the gain on the sale, was $7.1 million.

On December 31, 2003, Keyport Life Insurance Company ("Keyport") was merged with and into the Company with the Company as the surviving entity. Prior to the merger, the Company and Keyport were both indirect wholly-owned subsidiaries of SLC - U.S. Ops Holdings. The merger had no effect on the existing rights and benefits of policyholders and contractholders from either company. The Company is licensed and authorized to write all business that was previously written by the Keyport.

The merger was accounted for under Statement of Financial Accounting Standards ("SFAS") No. 141, "Business Combinations." Under SFAS No. 141, transfers of net assets and exchanges of shares between entities under common control are recorded at their carrying amounts at the date of transfer. The financial statements of prior periods have been restated to give effect to the merger as of November 1, 2001, the date on which the predecessor companies came under common control.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

GENERAL (CONTINUED)

The following summarizes the results of operations and total assets as of and for the year ended December 31, 2003 (in 000's):
	Keyport	SLUS	Surviving Entity
Total revenues	$ 893,846	$ 625,903	$ 1,519,749
Total expenditures	764,596	624,426	1,389,022
Pretax income	129,250	1,477	130,727

Net income	$ 76,452	$ 18,539	$ 94,991

Total Assets	$ 21,132,604	$ 22,541,772	$ 43,674,376

The impact of the merger with Keyport decreased net income by $22.6 million for the year ended December 31, 2002.

BASIS OF PRESENTATION

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for stockholder-owned life insurance companies.

The consolidated financial statements include the accounts of the Company and its subsidiaries. As of December 31, 2004, the Company owned all of the outstanding shares of SLNY, Sun Benefit Services Company, Inc. ("SBSC"), Sun Life of Canada (U.S.) SPE 97-I, Inc. ("SPE 97-I"), Sun Life of Canada (U.S.) Holdings General Partner LLC ("the General Partner"), Clarendon Insurance Agency, Inc. ("Clarendon"), SLF Private Placement Investment Company I, LLC, Sun Parkaire Landing LLC, 7101 France Avenue Manager LLC and Independence Life and Annuity Company ("Independence Life").

The General Partner is the sole general partner in Sun Life of Canada (U.S.) Limited Partnership I ("the Partnership") and as a result, the Partnership is consolidated with the results of the Company. In addition, the Company consolidates certain investments in VIEs. The consolidation of the VIEs requires the Company to report the minority interest relating to the equity ownership not controlled by the Company.

SLNY is engaged in the sale of individual fixed and variable annuity contracts, variable universal life insurance, and group life, group disability insurance and stop loss contracts in its state of domicile, New York. SBSC is an inactive subsidiary. SPE 97-I was organized for the purpose of engaging in activities incidental to securitizing mortgage loans. The General Partner is the sole general partner of the Partnership. The Partnership was established to purchase subordinated debentures issued by the Company's parent, SLC U.S. Holdings, and to issue partnership capital securities to an affiliated business trust, Sun Life of Canada (U.S.) Capital Trust I, ("Capital Trust I"). Clarendon is a registered broker-dealer that acts as the general distributor of certain annuity and life insurance contracts issued by the Company and its affiliates. Independence Life is a life insurance company that sold variable and whole life insurance products.

All significant intercompany transactions have been eliminated in consolidation.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates. The most significant estimates are those used in determining the fair value of financial instruments, goodwill, deferred policy acquisition costs ("DAC"), value of business acquired ("VOBA"), the liabilities for future contract and policyholder benefits and other than temporary impairments of investments. Actual results could differ from those estimates.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including cash equivalents, fixed maturity investments, mortgage loans, equity securities, off balance sheet financial instruments, debt, loan commitments and financial guarantees. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

CASH AND CASH EQUIVALENTS

Cash and cash equivalents primarily include cash, commercial paper, money market investments and short-term bank participations. All such investments have maturities of three months or less when purchased and are considered cash equivalents for purposes of reporting cash flows.

The consolidated financial statements have been restated to reflect a reclassification of bank overdrafts of $44.7 million and $190.0 million as of December 31, 2003 and 2002, respectively.

INVESTMENTS

The Company accounts for its investments in accordance with SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities." At the time of purchase, fixed maturity securities are classified based on intent as either held-to-maturity, trading or available-for-sale. In order for the security to be classified as held-to-maturity, the Company must have positive intent and ability to hold the securities to maturity. Securities held-to-maturity are stated at cost adjusted for amortization of premiums and accretion of discounts. Securities that are bought and held principally for the purpose of selling them in the near term are classified as trading. Trading securities are carried at aggregate fair value with changes in unrealized gains or losses reported as a component of net investment income. Securities that do not meet the held-to-maturity or trading criterion are classified as available-for-sale. Available-for-sale securities are carried at fair value with the unrealized gains or losses reported in other comprehensive income.

Fair values for publicly traded securities are obtained from external market quotations. For privately placed fixed maturities, fair values are estimated by taking into account prices for publicly traded securities of similar credit risk, maturities repayment and liquidity characteristics. All security transactions are recorded on a trade date basis.

The Company's accounting policy for impairment requires recognition of an other-than-temporary impairment write-down on a security if it is determined that the Company is unable to recover all amounts due under the contractual obligation of the security. Once an impairment charge has been recorded, the Company continues to review the other-than-temporarily impaired security for additional impairment, if necessary. Other-than-temporary impairments are reported as a component of net realized investment gains (losses).

Mortgage loans are stated at unpaid principal balances, net of provisions for estimated losses. Mortgage loans acquired at a premium or discount are carried at amortized values net of provisions for estimated losses. Mortgage loans, which include primarily commercial first mortgages, are diversified by property type and geographic area throughout the United States. Mortgage loans are collateralized by the related properties and generally are no more than 75% of the properties' value at the time that the original loan is made.

A loan is recognized as impaired when it is probable that the principal or interest is not collectible in accordance with the contractual terms of the loan. Measurement of impairment is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or at the loan's observable market price. A specific valuation allowance is established if the fair value of the impaired loan is less than the recorded amount. Loans are also charged against the allowance when determined to be uncollectible. The allowance is based on a continuing review of the loan portfolio, past loss experience and current economic conditions, which may affect the borrower's ability to pay. While management believes that it uses the best information available to establish the allowance, future adjustments to the allowance may become necessary if economic conditions differ from the assumptions used in making the evaluation.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS (CONTINUED)

Real estate investments are held for the production of income or held-for-sale. Real estate investments held for the production of income are carried at the lower of cost adjusted for accumulated depreciation or fair value. Depreciation of buildings and improvements is calculated using the straight-line method over the estimated useful life of the property, generally 40 to 50 years. Real estate investments held-for-sale are primarily acquired through foreclosure of mortgage loans. The cost of real estate that has been acquired through foreclosure is the estimated fair value less estimated costs to dispose at the time of foreclosure. Real estate investments are diversified by property type and geographic area throughout the United States.

Policy loans are carried at the amount of outstanding principal balance. Policy loans are collateralized by the related insurance policy and do not exceed the net cash surrender value of such policy.

Investments in private equity limited partnerships are accounted for on either the cost or equity method. The equity method of accounting is used for all partnerships in which the Company has an ownership interest in excess of 3%.

The Company uses derivative financial instruments including swaps, options and futures as a means of hedging exposure to interest rate, currency and equity price risk. Derivatives are carried at fair value and changes in fair value are recorded as a component of derivative income.

Realized gains and losses on the sales of investments are recognized in operations at the date of sale and are determined using the average cost method. When an impairment of a specific investment is determined to be other-than-temporary, a realized investment loss is recorded. Changes in the provision for estimated losses on mortgage loans and real estate are included in net realized investment gains and losses.

Interest income is recorded on the accrual basis. Investments are placed in a non-accrual status when management believes that the borrower's financial condition, after giving consideration to economic and business conditions and collection efforts, is such that collection of principal and interest is doubtful. When an investment is placed in non-accrual status, all interest previously accrued is reversed against current period interest income. Interest accruals are resumed on such investments only when they are brought fully current with respect to principal and interest, have performed on a sustained basis for a reasonable period of time, and when, in the judgment of management, the investments are estimated to be fully collectible as to both principal and interest.

DEFERRED POLICY ACQUISITION COSTS

Acquisition costs consist of commissions, underwriting and other costs, which vary with and are primarily related to the production of new business. Acquisition costs related to investment-type contracts, primarily deferred annuity and GICS, and universal and variable life products are deferred and amortized with interest in proportion to the present value of estimated gross profits to be realized over the estimated lives of the contracts. Estimated gross profits are composed of net investment income, net realized investment gains and losses, life and variable annuity fees, surrender charges and direct variable administrative expenses. This amortization is reviewed periodically and adjusted retrospectively when the Company revises the actual profits and its estimate of future gross profits to be realized from this group of products, including realized and unrealized gains and losses from investments.

Deferred policy acquisition costs ("DAC") for each product is reviewed to determine if it is recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination. Although realization of DAC is not assured, the Company believes it is more likely than not that all of these costs will be realized. The amount of DAC considered realizable, however, could be reduced in the near term if the estimates of gross profits or total revenues discussed above are reduced.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

DEFERRED POLICY ACQUISITION COSTS (CONTINUED)

DAC is also adjusted for amounts relating to the recognition of unrealized investment gains and losses. This adjustment, net of tax, is included with the change in net unrealized investment gains or losses that is credited or charged directly to accumulated other comprehensive income (loss). DAC was reduced by $172.9 million and $132.3 million at December 31, 2004 and 2003, respectively, to reflect the unrealized gains and losses.

VALUE OF BUSINESS ACQUIRED

Value of business acquired ("VOBA") represents the actuarially-determined present value of projected future gross profits from policies in force at the date of their acquisition. This amount is amortized in proportion to the projected emergence of profits.

VOBA is also adjusted for amounts relating to the recognition of unrealized investment gains and losses. This adjustment, net of tax, is included with the change in net unrealized investment gains or losses that is credited or charged directly to accumulated other comprehensive income (loss). VOBA was decreased by $48.2 million and $54.8 million at December 31, 2004 and 2003, respectively, to account for the unrealized investment gains and losses.

GOODWILL

Goodwill represents the difference between the purchase price paid and the fair value of the net assets acquired in connection with the acquisition of Keyport. In accordance with SFAS No. 142, "Goodwill and Other Intangible Assets," goodwill is tested for impairment on an annual basis. The Company completed the required impairment tests of goodwill and indefinite-lived intangible assets during the second quarter of 2004 and concluded that these assets were not impaired.

In 2004, the Company finalized tax periods that predated the acquisition of Keyport. In accordance with the Emerging Issues Task Force ("EITF") Issue No. 93-7, "Uncertainties Related to Income Taxes in a Purchase Business Combinations," adjustments upon resolution of income tax uncertainties that predate or result from a purchase business combination should be recorded as an increase or decrease to goodwill regardless of the time that has elapsed since the acquisition date. The Company reduced goodwill by $8.7 million in 2004 to record the difference between the estimated tax liability at the acquisition date and the final tax liability for closed tax years that predated the acquisition.

OTHER ASSETS

Property, equipment, leasehold improvements and capitalized software costs that are included in other assets are stated at cost, less accumulated depreciation and amortization. Depreciation and amortization are calculated using the straight-line or accelerated method over the estimated useful lives of the related assets, which generally range from 3 to 10 years. Amortization of leasehold improvements is provided using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements. Intangible assets are also included in other assets.

Intangible assets acquired primarily consist of state insurance licenses ($5.1 million) that are not subject to amortization and approximately $2.0 million of intangible assets relate to product rights that have a weighted-average useful life of 7 years.

POLICY LIABILITIES AND ACCRUALS

Contractholder deposit funds consist of policy values that accrue to the holders of universal life-type contracts and investment-related products such as deferred annuities, single premium whole life policies and GICS. The liabilities consist of deposits received plus interest credited, less accumulated policyholder charges, assessments and withdrawals. The liability is before the deduction of any applicable surrender charges.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

POLICY LIABILITIES AND ACCRUALS (CONTINUED)

Other policy liabilities include liabilities for policy and contract claims. These amounts consist of the estimated amount payable for claims reported but not yet settled and an estimate of claims incurred but not reported. The amount reported is based upon historical experience, adjusted for trends and current circumstances. Management believes that the recorded liability is sufficient to provide for the associated claims adjustment expenses. Revisions of these estimates are included in operations in the year such refinements are made.

Future contract and policy benefits are liabilities for traditional life, health and stop loss products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. The liabilities associated with traditional life insurance and disability insurance products are computed using the net level premium method based on assumptions about future investment yields, mortality, morbidity and persistency. The assumptions used are based upon the Company's experience and industry standards.

REVENUE AND EXPENSES

Premiums for traditional individual life products are considered revenue when due. Premiums related to group life, stop loss and group disability insurance are recognized as revenue pro-rata over the contract period. The unexpired portion of these premiums is recorded as unearned premiums. Revenue from universal life-type products and investment-related products includes charges for the cost of insurance (mortality), initiation and administration of the policy and surrender charges. Revenue is recognized when the charges are assessed except that any portion of an assessment that relates to services to be provided in future years is deferred and recognized over the period during which the services are provided.

Benefits and expenses related to traditional life, annuity and disability contracts, including group policies, are recognized when incurred in a manner designed to match them with related premium revenue and spread income recognition over expected policy lives. For universal life-type and investment-type contracts, expenses include interest credited to policyholders' accounts and death benefits in excess of account values, which are recognized as incurred.

Fees from investment advisory services are recognized as revenues when the services are provided.

INCOME TAXES

For the year ended December 31, 2004, the Company will participate in the consolidated federal income tax return with an affiliate, SLC - US Ops Holdings. Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by SFAS No. 109, "Accounting for Income Taxes." These differences primarily result from policy reserves, policy acquisition expenses and unrealized gains or losses on investments. For the 2003 tax year, as in prior years, SLUS participated in the consolidated federal income tax return with SLC - U.S. Ops Holdings and other affiliates. For 2003 and 2002, Keyport filed a separate consolidated return with an affiliate, Independence Life.

SEPARATE ACCOUNTS

The Company has established separate accounts applicable to various classes of contracts providing for variable benefits. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Contracts for which funds are invested in separate accounts include variable life insurance and individual and group qualified and non-qualified variable annuity contracts. Investment income and changes in mutual fund asset values are allocated to policyholders and therefore do not affect the operating results of the Company. Assets held in the separate accounts are carried at fair value and the investment risk of such securities is retained by the contractholder. The Company earns separate account fees for providing administrative services and bearing the mortality risks related to these contracts.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

RECLASSIFICATIONS

Certain amounts in the prior years' financial statements have been reclassified to conform to the 2004 presentation.

NEW ACCOUNTING PRONOUNCEMENTS

On January 1, 2004, the Company adopted the American Institute of Certified Public Accountants' (the "AICPA") Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). The major provisions of SOP 03-1 that affect the Company require:

-	Establishment of reserves primarily related to death benefit and income benefit guarantees provided under variable annuity contracts;
-	Deferral of sales inducements that meet certain criteria, and amortization using the same method used for DAC; and
-	Reporting and measuring the Company's interest in its separate accounts as investments.

Effect of Adoption

The cumulative effect, reported after tax and net of related effects on DAC, upon adoption of SOP 03-1 at January 1, 2004, decreased net income and stockholder's equity by $8.9 million and reduced accumulated other comprehensive income by $2.1 million. The decrease in net income was comprised of an increase in future contract and policy benefits (primarily for variable annuity contracts) of $46.7 million, pretax, an increase in DAC of $29.5 million, pretax, and the recognition of the unrealized gain on investments in separate accounts of $3.5 million, pretax.

In October 2004, the AICPA issued a technical bulletin on financial accounting and reporting issues related to SOP 03-1. Upon adoption of the guidance in the technical bulletin, the Company restated the amount of the cumulative effect of change in accounting principal in the accompanying financial statements from the amount previously reported in earlier quarters ($0.9 million). The previously reported 2004 quarterly financial information has also been restated in Item 8 of this Form 10-K to reflect the implementation of the technical bulletin provisions.

Liabilities for contract guarantees

The Company offers various guarantees to certain policyholders including a return of no less than (a) total deposits made on the contract less any customer withdrawals, (b) total deposits made on the contract less any customer withdrawals plus a minimum return or (c) the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. These guarantees include benefits that are payable in the event of death, upon annuitization, or at specified dates during the accumulation period of an annuity.

The table below represents information regarding the Company's variable annuity contracts with guarantees at December 31, 2004:

Benefit Type	Account Balance	Net Amount at Risk	Average Attained Age
Minimum Death	$ 16,894,237	$ 2,423,320	65.7
Minimum Income	$ 386,407	$ 63,851	59.8
Minimum Accumulation or Withdrawal	$ 884,843	$ -	61.4

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

NEW ACCOUNTING PRONOUNCEMENTS (CONTINUED)

The following summarizes the reserve for the guaranteed minimum death benefit and income benefit at December 31, 2004:

	Guaranteed Minimum Death Benefit	Guaranteed Minimum Income Benefit	Total
Balance at January 1, 2004	$ 45,250	$ 1,457	$ 46,707

Incurred guaranteed benefits	32,103	832	32,935
Paid guaranteed benefits	50,502	-	50,502
Interest	1,462	132	1,594

Balance at December 31, 2004	$ 28,313	$ 2,421	$ 30,734

The liability for death and income benefit guarantees is established equal to a benefit ratio multiplied by the cumulative contract charges earned, plus accrued interest less contract benefit payments. The benefit ratio is calculated as the estimated present value of all expected contract benefits divided by the present value of all expected contract charges. The benefit ratio may be in excess of 100%. For guarantees in the event of death, benefits represent the current guaranteed minimum death payments in excess of the current account balance. For guarantees at annuitization, benefits represent the present value of the minimum guaranteed annuity benefits in excess of the current account balance.

Projected benefits and assessments used in determining the liability for guarantees are developed using models and stochastic scenarios that are also used in the development of estimated expected future gross profits. Underlying assumptions for the liability related to income benefits include assumed future annuitization elections based upon factors such as eligibility conditions and the annuitant's attained age.

The liability for guarantees will be re-evaluated periodically, and adjustments will be made to the liability balance through a charge or credit to policyowner benefits.

Guaranteed minimum accumulation benefits or withdrawal benefits are considered to be derivatives under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," and are recognized at fair value through earnings. The guaranteed minimum accumulation or withdrawal benefit was a $0.6 and $2.8 million receivable at January 1, 2004 and December 31, 2004, respectively.

Interest in Separate Accounts

At December 31, 2003, the Company had $11.7 million representing unconsolidated interests in its own separate accounts. These interests were recorded as separate account assets, with changes in fair value recorded through other comprehensive income. On January 1, 2004, the Company reclassified these interests to investments as a component of other invested assets.

Sales Inducements

The Company currently offers enhanced or bonus crediting rates to policyholders on certain of its annuity products. Through December 31, 2003, the expenses associated with certain of these bonuses were deferred and amortized. Others were expensed as incurred. Effective January 1, 2004, upon adoption of SOP 03-1, the expenses associated with offering a bonus are deferred and amortized over the life of the related contract in a pattern consistent with the amortization of DAC.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

NEW ACCOUNTING PRONOUNCEMENTS (CONTINUED)

Other Accounting Pronouncements

Effective December 31, 2003, the Company adopted the disclosure requirements of EITF Issue No. 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments." As a result, disclosures are required for unrealized losses on fixed maturity and equity securities accounted for under SFAS No. 115, "Accounting for Certain Investment in Debt and Equity Securities," that are classified as either available-for-sale or held-to-maturity.

The disclosure requirements include quantitative information regarding the aggregate amount of unrealized losses and the associated fair value of the investments in an unrealized loss position, segregated into time periods for which the investments have been in an unrealized loss position. EITF No. 03-1 also requires certain qualitative disclosures about holdings with unrealized losses in order to provide additional information that the Company considered in concluding that the unrealized losses were not other-than-temporary. For further discussion, see disclosures in Note 4.

On November 29, 2004, the AICPA issued a proposed Statement of Position ("SOP"), "Accounting by Insurance Enterprises for Deferred Acquisition Costs on Internal Replacements." The proposed SOP provides guidance on accounting by insurance companies for DAC on internal replacements other than those specifically described in SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments." The proposed SOP is effective for fiscal years beginning after December 15, 2005. The Company is in the process of evaluating the provisions of the proposed SOP and its impact on the Company's financial position and results of operations.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

NEW ACCOUNTING PRONOUNCEMENTS (CONTINUED)

In January 2003, the Financial Accounting Standards Board (the "FASB") issued Interpretation No. 46, "Consolidation of Variable Interest Entities" ("FIN No. 46"). In December 2003, the FASB issued a revised version of FIN 46 ("FIN 46R"), which incorporated a number of modifications and changes made to the original version. FIN 46R replaces the previously issued FIN No. 46 and, subject to certain special provisions, is effective no later than the first reporting period that ends after December 15, 2003 for entities considered to be special-purpose entities and no later than the end of the first reporting period that ends after March 15, 2004 for all other VIEs. Early adoption was permitted. The Company adopted FIN No. 46 and FIN 46R in the fourth quarter of 2003. Implementation of FIN No. 46 and FIN 46R resulted in the consolidation of two VIEs and increased total consolidated assets by $67.8 million at December 31, 2003. As required by FIN No. 46 and FIN 46R, the difference between the carrying amount of the assets and the fair value of the VIEs resulted in a cumulative effect of change in accounting principles, net of tax, of $7.5 million as of the date of adoption.

The Company does have a greater than or equal to 20% involvement in 10 VIEs at December 31, 2004. The Company is a creditor in 7 trusts, 2 limited liability companies and one special purpose entity that were used to finance commercial mortgages, franchise receivables, auto receivables and equipment used in utility generation. The Company's maximum exposure to loss related to all of these VIEs is the investments' carrying value, which was $62.8 million at December 31, 2004. The notes mature between August 2005 and December 2035. See Note 4 for additional information with respect to leveraged leases which is not included above.

Consolidated VIE's increased total consolidated assets by $64.3 million at December 31, 2004. The liabilities include a $33.5 million note issued in June 2000. The note will mature on June 1, 2012. The interest rate on the note is the three-month LIBOR plus 1.75% for the period from June 23, 2000 to December 1, 2005 and LIBOR for the period from December 1, 2005 to June 1, 2012.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

2. MERGERS, ACQUISITIONS AND DISPOSITIONS

On December 31, 2004, SCA, a registered investment adviser and a wholly-owned subsidiary of the Company, was distributed in the form of a dividend to the Company's parent and became a consolidated subsidiary of SLC - U.S. Ops Holdings. As a result of this transaction, SCA is no longer the Company's wholly-owned subsidiary. As of December 31, 2004 and 2003, SCA's net assets were $8.1 million and $5.1 million, respectively. SCA's net income for the years ended December 31, 2004, 2003 and 2002, was $1.9 million, $0.7 million and $1.1 million, respectively.

On June 30, 2004, the Company sold its interest in one of its consolidated VIEs and recognized a gain of $9.7 million. The Company received net cash proceeds of $39.7 and reduced consolidated assets and liabilities by $51.6 million and $21.9 million, respectively. The Company's net income related to this VIE for the year ended December 31, 2004, excluding the gain on the sale, was $7.1 million.

On December 31, 2003, Clarendon merged with an affiliate, Keyport Financial Services Corp., with Clarendon as the surviving entity. KFSC was a wholly-owned subsidiary of Keyport.

On November 18, 2003, the Company sold its interest in its wholly-owned subsidiary, Vision Financial Corporation, for $1.5 million. A loss of approximately $1.0 million was realized on this transaction.

On April 1, 2003, Sun Life Financial Services Limited ("SLFSL"), a wholly-owned subsidiary of the Company, ceased operations and SLFSL was liquidated during the fourth quarter of 2003. SLFSL served as marketing administrator for the distribution of offshore products offered by SLOC, an affiliate.

On December 18, 2002, the Company sold its interest in its wholly-owned subsidiary, Sun Life of Canada (U.S.) Distributors, Inc. ("SLD") to another affiliate, Sun Life Financial (U.S.) Holdings, Inc., for $10.5 million. No gain or loss was realized on this transaction. Effective January 1, 2003, SLD changed its name to MFS/Sun Life Financial Distributors, Inc. ("MFSLF") and thereafter Massachusetts Financial Services Company ("MFS"), an affiliate of the Company, acquired a 50% ownership interest in MFSLF. Total net loss of SLD for the year ended December 31, 2002 was $4.8 million. Effective January 1, 2005, MFSLF changed its name to Sun Life Financial Distributors, Inc. ("SLFD").

On October 9, 2002, Keyport Benefit Life Insurance Company, which was a wholly-owned subsidiary of Keyport, merged with and into SLNY, with SLNY as the surviving entity. The merger had no effect on the existing rights and benefits of policyholders or contract holders from either company.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

3. SIGNIFICANT TRANSACTIONS WITH AFFILIATES

In 2003, the Company sold a $100 million note from MFS, an affiliate, to another affiliate, Sun Life (Hungary) Group Financing Limited Liability Company ("Sun Life (Hungary) LLC"), for approximately $109.1 million. The note was sold at a gain of $9.1 million.

The Company and its subsidiaries have management services agreements with SLOC which provide that SLOC will furnish, as requested, certain services and facilities on a cost-reimbursement basis. Expenses under these agreements amounted to approximately $24.4 million in 2004, $73.3 million in 2003, and $64.4 million in 2002.

The Company has an administrative services agreement with SLC - U.S. Ops Holdings, under which the Company provides administrative and investor services with respect to certain open-end management investment companies for which MFS serves as the investment adviser, and which are offered to certain of the Company's separate accounts established in connection with the variable annuity contracts issued by the Company. Amounts received under this agreement amounted to approximately $22.8 million, $21.3 million and $24.0 million for the years ended December 31, 2004, 2003 and 2002, respectively.

The Company leases office space to SLOC under lease agreements with terms expiring in September 2009 and options to extend the terms for each of twelve successive five year terms at fair market value of the fixed rent for the term, which is ending. Rent received by the Company under the leases amounted to approximately $11.8 million, $11.8 million, and $11.7 million in 2004, 2003 and 2002, respectively. Rental income is reported as a component of net investment income.

As more fully described in Note 8, the Company has been involved in several reinsurance transactions with SLOC.

In 2004, the Company declared and paid cash dividends in the amount of $150.0 million and transferred via dividend its ownership of SCA valued at $6.6 million to its parent, SLC - U.S. Ops Holdings. The Company did not make any dividend payments in 2003 or 2002.

On December 31, 2004 and September 24, 2002, the Company received a $60.0 million and a $100.0 million capital contribution, respectively, from its parent, SLC - U.S. Ops Holdings.

In 2004, the Company became a participant in a restricted share unit ("RSU") plan with its indirect parent, SLF. Under the RSU plan, participants are granted units that are equivalent to one common share of SLF stock and have a fair market value of a common share of SLF stock on the date of grant. RSUs earn dividend equivalents in the form of additional RSUs at the same rate as the dividends on common shares of SLF stock. The redemption value is the fair market value of an equal number of common shares of SLF stock. As of December 31, 2004, the Company incurred expenses of $4.1 million.

In 2004, the Company became a participant in a performance share unit ("PSU") plan with its indirect parent, SLF. Under the PSU plan, participants are granted units that are the equivalent to one SLF common share and have a fair market value of a SLF common share on the date of grant. PSUs earn dividend equivalents in the form of additional PSUs at the same rate as the dividends on SLF's common shares. No PSUs will vest or become payable unless SLF meets certain threshold targets with respect to specified performance targets. The plan provides for an enhanced payout if SLF achieves superior levels of performance to motivate participants to achieve a higher return for shareholders. Payments to participants are based on the number of PSUs earned multiplied by the market value of SLF's common shares at the end of a three-year performance period. As of December 31, 2004, the Company incurred expenses of $0.3 million relating to PSUs.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

3. SIGNIFICANT TRANSACTIONS WITH AFFILIATES (CONTINUED)

On July 25, 2002, the Company issued a $380 million promissory note at 5.76% and an $80 million promissory note at 5.71%, both maturing June 30, 2012 to an affiliate, Sun Life (Hungary) LLC. The Company pays interest semi-annually to Sun Life (Hungary) LLC. Total interest paid was $26.5 million for the years ended December 31, 2004 and 2003, respectively, and $11.5 million for the year ended December 31, 2002. The proceeds of the notes were used to purchase fixed rate government and corporate bonds.

Effective January 2002, all United States employees of SLOC became employees of the Company. As a result, the Company has assumed most of the salaries and benefits previously incurred by SLOC in the United States. In accordance with a management service agreement between the Company and SLOC, the Company provides personnel and certain services to SLOC, as requested. Reimbursements under this agreement, which are recorded as a reduction of other operating expenses, were approximately $136.8 million, $152.2 million and $135.1 million for the years ended December 31, 2004, 2003 and 2002, respectively.

At December 31, 2004 and 2003, the Company had $565 million of surplus notes issued to Sun Life Financial (U.S.) Finance, Inc., an affiliate of the Company. The Company expensed $42.6 million for interest on these surplus notes for each of the years ended December 31, 2004, 2003 and 2002, respectively.

In 2004 and 2003, the Company purchased a total of $140 million in promissory notes from MFS. These promissory notes are included with fixed maturities available-for-sale in the financial statements. The interest rates on these notes range from 2.988% to 3.512% and the terms are from 3-5 years. Interest earned for the periods ended December 31, 2004 and 2003 was $4.0 million and $0.6 million, respectively.

During the years ended December 31, 2004 and 2003, the Company paid $35.0 million and $14.6 million, respectively, in commission fees to an affiliate, SLFD, formerly known as MFSLF.

During the years ended December 31, 2004, 2003 and 2002, the Company paid $45.1 million, $64.5 million and $79.4 million, respectively, in commission fees to Independence Financial Marketing Group, Inc., an affiliate.

Management believes inter-company revenues and expenses are calculated on a reasonable basis; however, these amounts may not necessarily be indicative of the costs that would be incurred if the Company operated on a stand-alone basis.

The following table lists the details of notes due to affiliates at December 31, 2004 (in 000's):

Type	Principal	Maturity	Rate

Surplus	$ 150,000	12/15/27	6.150%
Surplus	150,000	12/15/15	7.250%
Surplus	7,500	12/15/15	6.125%
Surplus	7,500	12/15/27	6.150%
Promissory	80,000	06/30/12	5.710%
Promissory	380,000	06/30/12	5.760%
Surplus	250,000	11/06/27	8.625%
	$ 1,025,000

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

4. INVESTMENTS

Fixed Maturities

The amortized cost and fair value of fixed maturities was as follows:

	December 31, 2004
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Available-for-sale fixed maturities:
Asset Backed and Mortgage Backed Securities	$ 5,250,374	$ 106,024	$ (33,560)	$ 5,322,838
Foreign Government & Agency Securities	99,771	4,789	(21)	104,539
States & Political Subdivisions	1,212	50	-	1,262
U.S. Treasury & Agency Securities	573,446	12,539	(1,174)	584,811
Subordinated notes from affiliate	140,000	-	-	140,000
Corporate securities:
Basic Industry	298,352	16,577	(1,649)	313,280
Capital Goods	667,459	38,995	(1,429)	705,025
Communications	1,428,598	61,135	(7,811)	1,481,922
Consumer Cyclical	1,341,480	51,605	(2,935)	1,390,150
Consumer Noncyclical	512,153	30,345	(367)	542,131
Energy	527,782	27,370	(711)	554,441
Finance	2,979,627	92,043	(14,145)	3,057,525
Industrial Other	311,829	11,198	(1,522)	321,505
Technology	57,867	2,774	(569)	60,072
Transportation	526,567	25,104	(9,549)	542,122
Utilities	1,490,795	83,231	(2,662)	1,571,364
Total Corporate	10,142,509	440,377	(43,349)	10,539,537

Total available-for-sale fixed maturities	$ 16,207,312	$ 563,779	$ (78,104)	$16,692,987

Trading fixed maturities:
Asset Backed and Mortgage Backed Securities	$ 121,729	$ 4,427	$ (1,051)	$ 125,105
Foreign Government & Agency Securities	6,313	711	(11)	7,013
Corporate securities:
Basic Industry	31,844	2,363	-	34,207
Capital Goods	48,839	2,939	-	51,778
Communications	177,288	10,753	(300)	187,741
Consumer Cyclical	198,733	10,684	(159)	209,258
Consumer Noncyclical	23,344	1,209	(13)	24,540
Energy	35,714	4,987	-	40,701
Finance	453,387	25,198	(973)	477,612
Industrial Other	46,089	3,034	(189)	48,934
Technology	3,802	302	-	4,104
Transportation	63,291	5,453	(3,107)	65,637
Utilities	198,245	16,154	(1)	214,398
Total Corporate	1,280,576	83,076	(4,742)	1,358,910

Total trading fixed maturities	$ 1,408,618	$ 88,214	$ (5,804)	$ 1,491,028

Held-to-maturity fixed maturities:
Sun Life of Canada (U.S.) Holdings, Inc.,
8.526% subordinated debt, due 2027	$ 600,000	$ 89,132	$ -	$ 689,132

Total held-to-maturity fixed maturities	$ 600,000	$ 89,132	$ -	$ 689,132

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

4. INVESTMENTS (CONTINUED)

December 31, 2003

Gross

Gross

Estimated

Amortized

Unrealized

Unrealized

Fair

Cost

Gains

Losses

Value

Available-for-sale fixed maturities:

 Asset Backed and Mortgage Backed Securities

$ 5,251,364

$ 116,712

$ (71,242)

$ 5,296,834

 Foreign Government & Agency Securities

82,774

13,696

(47)

96,423

 States & Political Subdivisions

1,693

87

-

1,780

 U.S. Treasury & Agency Securities

685,075

13,343

(8,316)

690,102

 Subordinated notes from affiliate

80,000

-

(934)

79,066

Corporate securities:

 Basic Industry

497,699

25,760

(5,877)

517,582

 Capital Goods

600,303

45,999

(1,477)

644,825

 Communications

1,214,136

54,673

(7,378)

1,261,431

 Consumer Cyclical

1,156,471

66,259

(3,973)

1,218,757

 Consumer Noncyclical

551,144

39,761

(719)

590,186

 Energy

568,786

33,235

(2,573)

599,448

 Finance

2,896,392

120,219

(15,662)

3,000,949

 Industrial Other

414,828

15,723

(2,768)

427,783

 Technology

79,775

3,235

-

83,010

 Transportation

579,351

29,589

(15,540)

593,400

 Utilities

1,678,450

90,491

(12,103)

1,756,838

Total Corporate

10,237,335

524,944

(68,070)

10,694,209

Total available-for-sale fixed maturities

$ 16,338,241

$ 668,782

$ (148,609)

$ 16,858,414

Trading fixed maturities:

 Asset Backed and Mortgage Backed Securities

$ 96,189

$ 5,773

$ (227)

$ 101,735

 Foreign Government & Agency Securities

5,227

893

(14)

6,106

Corporate securities:

 Basic Industry

67,321

7,696

(7)

75,010

 Capital Goods

83,797

8,634

-

92,431

 Communications

170,219

15,478

(222)

185,475

 Consumer Cyclical

167,633

14,226

(609)

181,250

 Consumer Noncyclical

40,623

1,065

(419)

41,269

 Energy

80,957

6,478

(276)

87,159

 Finance

323,412

27,219

(455)

350,176

 Industrial Other

57,925

5,918

(62)

63,781

 Technology

3,804

310

-

4,114

 Transportation

76,614

6,112

(7,505)

75,221

 Utilities

260,933

14,873

(11,914)

263,892

Total Corporate

1,333,238

108,009

(21,469)

1,419,778

Total trading fixed maturities

$ 1,434,654

$ 114,675

$ (21,710)

$ 1,527,619

Held-to-maturity fixed maturities:

Sun Life of Canada (U.S.) Holdings, Inc.,

8.526% subordinated debt, due 2027

$ 600,000

$ 99,069

$ -

$ 699,069

Total held-to-maturity fixed maturities

$ 600,000

$ 99,069

$ -

$ 699,069

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

4. INVESTMENTS (CONTINUED)

The amortized cost and estimated fair value by maturity periods for fixed maturity investments are shown below.  Actual maturities may differ from contractual maturities on asset-backed securities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers.

December 31, 2004

 Amortized
Cost

 Estimated
Fair Value

Maturities of available-for-sale fixed securities:

Due in one year or less

$ 654,144

$ 659,961

Due after one year through five years

3,032,715

3,108,642

Due after five years through ten years

4,304,931

4,486,115

Due after ten years

2,965,148

3,115,431

Subtotal - Maturities available-for-sale

10,956,938

11,370,149

Asset-backed securities

5,250,374

5,322,838

Total Available-for-sale

$ 16,207,312

$ 16,692,987

Maturities of trading fixed securities:

Due in one year or less

$ 103,747

$ 105,563

Due after one year through five years

432,522

458,748

Due after five years through ten years

497,186

528,518

Due after ten years

253,434

273,094

Subtotal - Maturities of trading

1,286,889

1,365,923

Asset-backed securities

121,729

125,105

Total Trading

$ 1,408,618

$ 1,491,028

Maturities of held-to-maturity fixed securities:

Due after ten years

$ 600,000

$ 689,132

Gross gains of $152.5 million, $196.4 million and $163.4 million and gross losses of $45.4 million, $44.9 million and $134.9 million were realized on the voluntary sale of fixed maturities for the years ended December 31, 2004, 2003 and 2002, respectively.

Fixed maturities with an amortized cost of approximately $10.9 million and $18.6 million at December 31, 2004 and 2003, respectively, were on deposit with federal and state governmental authorities as required by law.

The Company had unfunded commitments with respect to funding of limited partnerships of approximately $91.1 million and $126.2 million at December 31, 2004 and 2003, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

4. INVESTMENTS (CONTINUED)

As of December 31, 2004 and 2003, 95.7% and 93.7%, respectively, of the Company's fixed maturities were investment grade.  Investment grade securities are those that are rated "BBB" or better by nationally recognized rating agencies.  During 2004, 2003 and 2002, the Company incurred realized losses totaling $32.5 million, $62.8 million and $95.7 million, respectively, for other-than-temporary impairment of value of some of its fixed maturities after determining that not all of the unrealized losses were temporary in nature.

During 2004, 2003 and 2002, $17.3 million, $4.7 million and $1.6 million, respectively, of the losses recorded in prior years were recovered through dispositions and are included in realized gains.  The Company has discontinued accruing income on several of its holdings for issuers that are in default.  The termination of accrual accounting on these holdings reduced income by $7.0 million, $10.1 million and $2.5 million during 2004, 2003 and 2002, respectively.

The following table provides the fair value and gross unrealized losses of the Company's investments, which were deemed to be temporarily impaired, aggregated by investment category and length of time that individual securities have been in an unrealized loss position, at December 31, 2004:

Less Than Twelve Months

Twelve Months Or More

Total

Corporate Securities

Fair
Value

 Gross
Unrealized
Losses

Fair Value

 Gross
Unrealized
Losses

Fair
Value

 Gross
Unrealized
Losses

Basic Industry

$ 30,787

$ (461)

$ 23,104

$ (1,188)

$ 53,891

$ (1,649)

Capital Goods

119,885

(938)

14,733

(491)

134,618

(1,429)

Communications

196,250

(4,153)

83,702

(3,658)

279,952

(7,811)

Consumer Cyclical

221,428

(2,478)

10,620

(457)

232,048

(2,935)

Consumer Noncyclical

60,192

(367)

-

-

60,192

(367)

Energy

26,575

(372)

7,100

(339)

33,675

(711)

Finance

693,913

(8,606)

146,825

(5,539)

840,738

(14,145)

Industrial Other

95,881

(938)

20,346

(584)

116,227

(1,522)

Technology

25,431

(569)

-

-

25,431

(569)

Transportation

39,596

(367)

95,630

(9,182)

135,226

(9,549)

Utilities

209,995

(1,965)

33,919

(697)

243,914

(2,662)

Total Corporate

1,719,933

(21,214)

435,979

(22,135)

2,155,912

(43,349)

Non-Corporate

Asset Backed and Mortgage Backed Securities

1,358,934

(11,026)

283,699

(22,534)

1,642,633

(33,560)

Foreign Government & Agency Securities

2,459

(21)

-

-

2,459

(21)

U.S. Treasury & Agency Securities

233,308

(1,174)

-

-

233,308

(1,174)

Total Non-Corporate

1,594,701

(12,221)

283,699

(22,534)

1,878,400

(34,755)

Grand Total

$ 3,314,634

$ (33,435)

$ 719,678

$ (44,669)

$ 4,034,312

$ (78,104)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

4. INVESTMENTS (CONTINUED)

The following table provides the fair value and gross unrealized losses of the Company's investments, which were deemed to be temporarily impaired, aggregated by investment category and length of time that individual securities have been in an unrealized loss position, at December 31, 2003:

Less Than Twelve Months

Twelve Months Or More

Total

Corporate Securities

Fair
Value

 Gross
Unrealized
Losses

Fair Value

 Gross
Unrealized
Losses

Fair
Value

 Gross
Unrealized
Losses

Basic Industry

$ 82,585

$ (5,877)

$ -

$ -

$ 82,585

$ (5,877)

Capital Goods

43,154

(1,283)

8,887

(194)

52,041

(1,477)

Communications

242,224

(6,548)

16,271

(830)

258,495

(7,378)

Consumer Cyclical

131,401

(2,725)

13,538

(1,248)

144,939

(3,973)

Consumer Noncyclical

59,880

(634)

4,775

(85)

64,655

(719)

Energy

66,595

(2,256)

7,746

(317)

74,341

(2,573)

Finance

386,695

(11,054)

209,576

(4,608)

596,271

(15,662)

Industrial Other

103,548

(1,880)

49,210

(888)

152,758

(2,768)

Transportation

83,546

(4,451)

84,352

(11,089)

167,898

(15,540)

Utilities

360,785

(10,218)

33,224

(1,885)

394,009

(12,103)

Total Corporate

1,560,413

(46,926)

427,579

(21,144)

1,987,992

(68,070)

Non-Corporate

Asset Backed and Mortgage Backed Securities

1,121,105

(25,516)

287,666

(45,726)

1,408,771

(71,242)

Foreign Government & Agency Securities

3,850

(47)

-

-

3,850

(47)

U.S. Treasury & Agency Securities

222,365

(8,105)

9,735

(211)

232,100

(8,316)

Subordinated note from affiliate

79,066

(934)

-

-

79,066

(934)

Total Non-Corporate

1,426,386

(34,602)

297,401

(45,937)

1,723,787

(80,539)

Grand Total

$2,986,799

$ (81,528)

$ 724,980

$ (67,081)

$3,711,779

$ (148,609)

The Company has a comprehensive process in place to identify potential problem securities that could have an impairment that is other-than-temporary. At the end of each quarter, all securities with an unrealized loss for more than six months are reviewed.  An analysis is undertaken to determine whether this decline in market value is other-than-temporary. The Company's process focuses on issuer operating performance and overall industry and market conditions.  Any deterioration in operating performance is assessed relative to the impact on financial ratios including leverage and coverage measures specific to an industry and relative to any investment covenants.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

4. INVESTMENTS (CONTINUED)

The Company's analysis also assesses each issuer's ability to service its debts in a timely fashion, the length of time the security has been in an unrealized loss position, rating agency actions, and any other key developments. The Company has a Credit Committee that includes members from its investment, finance and actuarial functions.  The committee meets and reviews the results of the Company's impairment analysis on a quarterly basis.

The following table provides the number of securities with gross unrealized losses, which were deemed to be temporarily impaired, at December 31, 2004 (not in thousands):

Number of Securities Less Than Twelve Months

Number of Securities Twelve Months Or More

Total Number of Securities

Corporate Securities

Basic Industry

6

2

8

Capital Goods

6

6

12

Communications

18

11

29

Consumer Cyclical

20

1

21

Consumer Noncyclical

8

0

8

Energy

4

2

6

Finance

62

14

76

Industrial Other

5

3

8

Technology

1

0

1

Transportation

36

31

67

Utilities

15

7

22

Total Corporate

181

77

258

Non-Corporate

Asset Backed and Mortgage Backed Securities

278

91

369

Foreign Government & Agency Securities

2

0

2

U.S. Treasury & Agency Securities

27

0

27

Total Non-Corporate

307

91

398

Grand Total

488

168

656

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

4. INVESTMENTS (CONTINUED)

The following table provides the number of securities with gross unrealized losses, which were deemed to be temporarily impaired, at December 31, 2003 (not in thousands):

Number of Securities Less Than Twelve Months

Number of Securities Twelve Months Or More

Total Number of Securities

Corporate Securities

Basic Industry

22

-

22

Capital Goods

10

4

14

Communications

58

3

61

Consumer Cyclical

21

4

25

Consumer Noncyclical

23

1

24

Energy

20

1

21

Finance

84

31

115

Industrial Other

13

3

16

Transportation

28

36

64

Utilities

72

11

83

Total Corporate

351

94

445

Non-Corporate

Asset Backed and Mortgage Backed Securities

279

100

379

Foreign Government & Agency Securities

7

-

7

U.S. Treasury & Agency Securities

19

3

22

Subordinated note from affiliate

1

-

1

Total Non-Corporate

306

103

409

Grand Total

657

197

854

Mortgage Loans and Real Estate

The Company invests in commercial first mortgage loans and real estate throughout the United States.  Investments are diversified by property type and geographic area.  Mortgage loans are collateralized by the related properties and generally are no more than 75% of the properties' value at the time that the original loan is made. Real estate investments classified as held-for-sale have been obtained primarily through foreclosure.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

4. INVESTMENTS (CONTINUED)

MORTGAGE LOANS AND REAL ESTATE

The carrying value of mortgage loans and real estate investments, net of applicable reserves and accumulated depreciation, was as follows:

December 31,

2004

2003

Total mortgage loans

$ 1,465,896

$ 972,102

Real estate:

Held-for-sale

628

628

Held for production of income

167,511

83,793

Total real estate

$ 168,139

$ 84,421

Accumulated depreciation on real estate was $19.1 million and $16.3 million at December 31, 2004 and 2003, respectively.

The Company monitors the condition of the mortgage loans in its portfolio.  In those cases where mortgages have been restructured, values are impaired or values are impaired but mortgages are performing, appropriate allowances for losses have been made.  The Company has restructured mortgage loans, impaired mortgage loans and impaired but performing mortgage loans totaling $16.5 million and $19.5 million at December 31, 2004 and 2003, respectively, against which there are allowances for losses of $7.6 million and $6.4 million, respectively.

The investment valuation allowances were as follows:

Balance at

Balance at

January 1,

Additions

Subtractions

December 31,

2004

Mortgage loans

$ 6,365

$ 1,530

$ (249)

$ 7,646

2003

Mortgage loans

$ 7,098

$ 200

$ (933)

$ 6,365

Mortgage loans and real estate investments comprise the following property types and geographic regions at December 31:

2004

2003

Property Type:

Office building

$ 620,273

$ 428,312

Residential

89,831

27,427

Retail

619,021

356,080

Industrial/warehouse

237,020

181,195

Other

75,536

69,874

Valuation allowances

(7,646)

(6,365)

Total

$ 1,634,035

$ 1,056,523

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

4.   INVESTMENTS (CONTINUED)

2004

2003

Geographic region:

Arizona

$ 45,753

$ 32,083

California

137,387

77,832

Colorado

33,096

15,015

Connecticut

32,973

34,177

Delaware

15,847

13,025

Florida

116,327

86,922

Georgia

78,360

39,681

Illinois

10,473

2,100

Indiana

16,203

17,962

Kentucky

15,015

7,224

Louisiana

21,531

23,578

Maryland

57,323

42,934

Massachusetts

137,535

135,722

Michigan

8,719

21,614

Minnesota

46,341

6,539

Missouri

32,323

11,250

Nebraska

5,368

5,554

Nevada

8,055

6,980

New Jersey

31,943

21,482

New Mexico

7,633

4,600

New York

232,312

121,069

North Carolina

39,831

30,362

Ohio

93,896

46,478

Oregon

6,391

5,225

Pennsylvania

102,767

85,474

Tennessee

26,714

19,388

Texas

136,237

34,342

Utah

28,528

20,921

Virginia

18,378

17,466

Washington

68,389

59,441

All other

30,033

16,448

Valuation allowances

(7,646)

(6,365)

Total

$ 1,634,035

$ 1,056,523

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

4. INVESTMENTS (CONTINUED)

At December 31, 2004, scheduled mortgage loan maturities were as follows:

2005

$ 12,178

2006

15,550

2007

66,391

2008

48,625

2009

47,870

Thereafter

1,275,282

Total

$ 1,465,896

Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties and loans may be refinanced.

The Company has made commitments of mortgage loans on real estate and other loans into the future. The outstanding commitments for these mortgages amount to $54.0 million and $126.8 million at December 31, 2004 and 2003, respectively.

During 2004, 2003 and 2002, the Company sold commercial mortgage loans in securitization transactions.  The mortgages were primarily sold to qualified special purpose entities that were established for the purpose of purchasing the assets and issuing trust certificates.  In these transactions, the Company retained investment tranches, which are considered available-for-sale securities, in addition to servicing rights. The securitizations are structured so that investors have no recourse to the Company's other assets for failure of debtors to pay when due.  The value of the Company's retained interests are subject to credit and interest rate risk on the transferred financial assets.  The Company recognized pretax gains of $3.0 million, $24.6 million and $4.5 million for its 2004, 2003 and 2002 securitization transactions, respectively.

Key economic assumptions used in measuring the retained interests at the date of securitization resulting from securitizations completed during the year ended December 31, 2004 were as follows:

Exeter I/O's

Fairfield I/O's

Prepayment speed

-

-

Weighted average life in years

5.72-5.92

2.89-8.74

Expected credit losses

-

-

Residual cash flows discount rate

4.80%-4.84%

4.43%-5.28%

Treasury rate interpolated for average life

3.35%-3.39%

3.18%-4.03%

Spread over treasuries

1.45%

1.25%

Duration in years

6.64-10.14

1.45-4.92

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

4. INVESTMENTS (CONTINUED)

Key economic assumptions and the sensitivity of the current fair value of cash flows in those assumptions at December 31, 2004 were as follows:

Commercial Mortgages

Exeter I/O's

Fairfield I/O's

Amortized cost of retained

Interests

$ 897

$ 1,360

Fair value of retained interests

1,031

1,535

Weighted average life in years

6.06-9.56

1.45-4.92

Expected Credit Losses

Fair value of retained interest as a result of a .20% of adverse change

1,030

1,534

Fair value of retained interest as a result of a .30% of adverse change

1,030

1,533

Residual Cash flows Discount Rate

Fair value of retained interest as a result of a 10% of adverse change

1,015

1,522

Fair value of retained interest as a result of a 20% of adverse change

1,012

1,518

The outstanding principal amount of the securitized commercial mortgage loans was $18.7 million at December 31, 2004, none of which were 60 days or more past due.  There were no net credit losses incurred relating to the securitized commercial mortgage loans at the dates of securitization through December 31, 2004.

Key economic assumptions used in measuring the retained interests at the dates of securitizations completed during the year ended December 31, 2003 were as follows:

Class C

Class D

Class E

Prepayment speed

-

-

-

Weighted average life in years

14.123

14.63

14.84

Expected credit losses

-

-

-

Residual cash flows discount rate

5.65%

5.77%

5.92%

Treasury rate interpolated for average life

4.37%

4.39%

4.40%

Spread over treasuries

1.28%

1.38%

1.52%

Duration in years

20.46

20.55

20.66

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

4. INVESTMENTS (CONTINUED)

Key economic assumptions and the sensitivity of the current fair value of cash flows in those assumptions at December 31, 2004 were as follows:

Commercial Mortgages

Class C

Class D

Class E

Amortized cost of retained

Interests

$ 10,664

$ 2,404

$ 2,443

Fair value of retained interests

12,122

2,735

2,780

Weighted average life in years

19.68

19.76

19.87

Expected Credit Losses

Fair value of retained interest as a result of a .20% of adverse change

12,116

2,733

2,778

Fair value of retained interest as a result of a .30% of adverse change

12,112

2,732

2,777

Residual Cash flows Discount Rate

Fair value of retained interest as a result of a 10% of adverse change

11,662

2,629

2,672

Fair value of retained interest as a result of a 20% of adverse change

11,225

2,528

2,570

The outstanding principal amount of the securitized commercial mortgage loans was $417.8 million at December 31, 2004, none of which were 60 days or more past due.  There were no net credit losses incurred relating to the securitized commercial mortgage loans at the date of securitization through December 31, 2004.

Key economic assumptions used in measuring the retained interests at the dates of securitizations completed during the year ended December 31, 2002 were as follows:

Class AA

Class A

Class BBB

Prepayment speed

0

0

0

Weighted average life in years

6.532

6.843

8.417

Expected credit losses

-

-

-

Residual cash flows discount rate

6.06%

6.51%

7.56%

Treasury rate interpolated for average life

4.57%

4.60%

4.68%

Spread over treasuries

1.49%

1.91%

2.88%

Duration in years

5.22

5.263

6.013

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

4. INVESTMENTS (CONTINUED)

Key economic assumptions and the sensitivity of the current fair value of cash flows in those assumptions at December 31, 2004 were as follows:

Commercial Mortgages

Class AA

Class A

Class BBB

Amortized cost of retained

Interests

$ 2,370

$ 1,133

$ 1,614

Fair value of retained interests

2,605

1,245

1,777

Weighted average life in years

3.85

4.02

4.88

Expected Credit Losses

 Fair value of retained interest as a result of a .20% of adverse change

2,604

1,245

1,756

 Fair value of retained interest as a result of a .30% of adverse change

2,604

1,245

1,666

Residual Cash flows Discount Rate

 Fair value of retained interest as a result of a 10% of adverse change

2,554

1,221

1,739

 Fair value of retained interest as a result of a 20% of adverse change

2,504

1,196

1,703

The outstanding principal amount of the securitized commercial mortgage loans was $234.6 million at December 31, 2004, none of which were 60 days or more past due.  There were no net credit losses incurred relating to the securitized commercial mortgage loans at the date of securitization through December 31, 2004.

Securities Lending

The Company is engaged in certain securities lending transactions, which require the borrower to provide collateral, primarily consisting of cash and government securities, on a daily basis, in amounts in excess of 100% of the fair value of the applicable securities loaned.  We maintain effective control over all loaned securities and, therefore, continue to report such securities as fixed maturities in the Consolidated Balance Sheet.

Cash collateral received on securities lending transactions is reflected in other investing assets with an offsetting liability recognized in other liabilities for the obligation to return the collateral.  Non-cash collateral, such as a security received by the Company, is not reflected in our assets in the Consolidated Balance Sheet as we have not repledged or sold the collateral.  The fair value of collateral held and included in other invested assets is $735.7 million at December 31, 2004.

Leveraged Leases

The Company is a lessor in a leverage lease agreement entered into on October 21, 1994, under which equipment having an estimated economic life of 25-40 years was originally leased for a term of 9.78 years.  During 2001, the lease term was extended until 2010.  The Company's equity investment in this VIE represented 22.9% of the purchase price of the equipment. The balance of the purchase price was furnished by third-party long-term debt financing, collateralized by the equipment, and is non-recourse to the Company. At the end of the lease term, the master lessee may exercise a fixed price purchase option to purchase the equipment.  The leveraged lease is included as a part of other invested assets.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

4. INVESTMENTS (CONTINUED)

The Company's net investment in the leveraged lease is composed of the following elements:

Year ended December 31,

2004

2003

Lease contract receivable

$ 31,803

$ 44,149 44,149

Less: non-recourse debt

(1,415)

(10,874)

Net Receivable

30,388

33,275

Estimated value of leased assets

21,420

21,420

Less: unearned and deferred income

(11,928)

(14,790)

Investment in leveraged leases

39,880

39,905

Less: fees

(138)

(162)

Net investment in leveraged leases

$ 39,742

$ 39,743

Derivatives

The Company uses derivative financial instruments for risk management purposes to hedge against specific interest rate risk, to alter investment rate exposures arising from mismatches between assets and liabilities, and to minimize the Company's exposure to fluctuations in interest rates, foreign currency exchange rates and general market conditions. The Company does not hold or issue any derivative instruments for trading purposes.

As a component of its investment strategy and to reduce its exposure to interest rate risk, the Company utilizes interest rate swap agreements.  Interest rate swap agreements are agreements to exchange with a counterparty interest rate payments of differing character (e.g., fixed-rate payments exchanged for variable-rate payments) based on an underlying principal balance (notional principal) to hedge against interest rate changes. No cash is exchanged at the outset of the contract and no principal payments are made by either party.  A single net payment is usually made by one counter-party at each interest payment date. The net payment is recorded as a component of derivative income (loss). Because the underlying principal is not exchanged, the Company's maximum exposure to counterparty credit risk is the difference in payments exchanged.   The fair value of swap agreements are included with derivative instruments - receivable (positive position) or derivative instruments - payable (negative position) in the accompanying balance sheet.

The Company utilizes put options and futures on the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index") ("S&P", "S&P 500", and "Standard & Poor's" are trademarks of The McGraw Hill Companies, Inc. and have been licensed for use by the Company) and other indexes to hedge against stock market exposure inherent in the mortality and expense risk charges and guaranteed minimum death and living benefit features of the Company's variable annuities.  The Company also purchases call options on the S&P 500 Index to economically hedge its obligation under certain fixed annuity contracts.  Options are carried at fair value and are included with derivative instruments - receivable in the Company's balance sheet.

Standard & Poors indexed futures contracts are entered into for purposes of hedging equity-indexed products.  The interest credited on these 1, 5, 7 and 10 year term products are based on the changes in the S&P 500 Index.  On trade date, an initial cash margin is exchanged.  Daily cash is exchanged to settle the daily variation margin and the offset is recorded in derivative income.

The Company utilizes currency forwards to hedge against changes in the exchange rate of U.S. dollars.   The Company enters into single or multiple settlement forward contracts based on a spot rate determined at the trade date.  Currency forwards are carried at fair value and are included with derivative instruments (positive position) or other liabilities (negative position) in the accompanying balance sheet.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

4. INVESTMENTS (CONTINUED)

The Company issues annuity contracts and GICS that contain a derivative instrument that is "embedded" in the contract.  Upon issuing the contract, the embedded derivative is separated from the host contract (annuity contract or GIC) and is carried at fair value.

From the second quarter in 2000 until the second quarter in 2002, the Company marketed GICS to unrelated third parties.  Each deal is highly-individualized but typically involves the issuance of foreign currency denominated contracts backed by cross currency swaps or equity-linked cross currency swaps.  The combination of these swaps with interest rate swaps allows the Company to lock in U.S. dollar fixed rate payments for the life of the contract.

Included in derivative losses are losses on the translation of foreign currency denominated GIC liabilities of $83.3 million, $158.6 million and $115.5 million for the years ended December 31, 2004, 2003 and 2002, respectively.

The Company does not employ hedge accounting.  The Company believes that its derivatives provide economic hedges and the cost of formally documenting hedge effectiveness in accordance with the provisions of SFAS No.133, "Accounting for Derivative Instruments," is not justified.  As a result, all changes in the fair value of derivatives are recorded in the current period operations as a component of derivative income.

Net derivative income (loss) consisted of the following for the years ended December 31:

2004

2003

 2002
Restated

Net expense on swap agreements

$ (62,514)

$ (87,721)

$ (74,699)

 Change in fair value of swap agreements
(interest rate, currency, and equity)

(43,977)

197,506

(159,093)

 Change in fair value of options, futures and
embedded derivatives

8,072

(312,985)

74,507

Total derivative losses

$ (98,419)

$ (203,200)

$ (159,285)

The Company is required to pledge and receive collateral for open derivative contracts.  The amount of collateral required is determined by agreed upon thresholds with the counter-parties.  The Company currently pledges cash and U.S. Treasury bonds to satisfy this collateral requirement.  At December 31, 2004 and 2003, $33.6 million and $59.5 million, respectively, of fixed maturities were pledged as collateral and are included with fixed maturities.

The Company's underlying notional or principal amounts associated with open derivatives positions were as follows for the years ended December 31:

2004

Notional

Fair Value

Principal

Asset (Liability)

Amounts

Interest rate swaps

$ 5,948,576

$ (212,661)

Currency swaps

805,849

290,776

Equity swaps

250,207

28,254

Currency forwards

1,547

(81)

S&P 500 index call options

2,986,757

188,481

S&P 500 index put options

1,217,980

42,858

Total

$ 11,210,916

$ 337,627

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

4. INVESTMENTS (CONTINUED)

2003

Notional Principal Amounts

 Fair Value
Asset (Liability)

Interest rate swaps

$ 5,892,626

$ (229,925)

Currency swaps

805,211

238,212

Equity swaps

1,544,152

20,265

S&P 500 index call options

1,668,813

57,573

S&P 500 index put options

1,313,855

65,640

Total

$ 11,224,657

$ 151,765

5. NET REALIZED INVESTMENT GAINS AND LOSSES

Net realized investment gains (losses) consisted of the following for the years ended December 31:

2004

2003

 2002
Restated

Fixed maturities

$ 108,603

$ 159,474

$ 38,814

Equity securities

3,375

(1,465)

2,378

Mortgage and other loans

858

25,528

4,648

Real estate

-

3,862

514

Short term investments

-

-

2

Other invested assets

(1,601)

4,800

8,815

Other than temporary declines

(32,494)

(62,834)

(95,714)

Sales of impaired assets

17,333

4,720

1,577

Total

$ 96,074

$ 134,085

$ (38,966)

6. NET INVESTMENT INCOME

Net investment income consisted of the following for the years ended December 31:

2004

2003

 2002
Restated

Fixed maturities

$ 1,030,973

$ 1,114,949

$ 1,080,965

Equity securities

-

-

484

Mortgage and other loans

83,986

76,259

75,024

Real estate

11,615

6,952

7,855

Policy loans

42,821

43,335

39,269

Other

(19,715)

(20,364)

(4,848)

Gross investment income

1,149,680

1,221,131

1,198,749

Less: Investment expenses

15,423

12,381

13,539

Net investment income

$ 1,134,257

$ 1,208,750

$ 1,185,210

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

7.  FAIR VALUE OF FINANCIAL INSTRUMENTS

SFAS No. 107, "Disclosure about Fair Value of Financial Instruments," excludes certain insurance liabilities and other non-financial instruments from its disclosure requirements.  The fair value amounts presented herein do not include the expected interest margin (interest earnings over interest credited) to be earned in the future on investment-type products or other intangible items.  Accordingly, the aggregate fair value amounts presented herein do not necessarily represent the underlying value to the Company.  Likewise, care should be exercised in deriving conclusions about the Company's business or financial condition based on the fair value information presented herein.

The following table presents the carrying amounts and estimated fair values of the Company's financial instruments at December 31:

2004

2003

Carrying

Estimated

Carrying

Estimated

Amount

Fair Value

Amount

Fair Value

Financial assets:

Cash and cash equivalents

$ 552,949

$ 552,949

$ 558,185

$ 558,185

Fixed maturities

18,784,015

18,873,147

18,986,033

19,085,102

Equity Securities

1,006

1,006

1,452

1,452

Short-term investments

23,957

23,957

24,662

24,662

Mortgages

1,465,896

1,546,834

972,102

1,059,145

Derivatives instruments - receivables

566,401

566,401

403,437

403,437

Policy loans

696,305

696,305

692,887

692,887

Separate accounts

19,120,381

19,120,381

17,509,294

17,509,294

Financial liabilities:

Policy Liabilities

18,846,238

17,677,082

18,329,570

17,565,100

Derivative instruments - payables

228,774

228,774

248,272

248,272

Long-term debt

33,500

33,500

40,500

32,953

Long-term debt to affiliates

1,025,000

1,100,501

1,025,000

1,123,194

Partnership Capital Securities

607,826

689,132

607,826

699,069

Separate accounts

19,120,381

19,120,381

17,509,294

17,509,294

The following methods and assumptions were used by the Company in determining the estimated fair value of its financial instruments:

Cash and cash equivalents: The fair values of cash and cash equivalents are estimated to be cost plus accrued interest.

Fixed maturities, short term investments, and equity securities: The fair values of short-term bonds are estimated to be amortized cost.  The fair values of publicly traded fixed maturities are based upon market prices or dealer quotes.  For privately placed fixed maturities, fair values are estimated by taking into account prices for publicly traded securities of similar credit risk, maturity, repayment and liquidity characteristics.  The fair value of equity securities are based on quoted market prices.

Mortgage loans: The fair values of mortgage and other loans are estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

Derivatives:  Fair value of swaps are based on current settlement values.  The current settlement values are based on dealer quotes and market prices.  Fair values for options and futures are based on dealer quotes and market prices.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

7. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

Policy loans: Policy loans are stated at unpaid principal balances, which approximate fair value.

Separate accounts, assets and liabilities: The estimated fair value of assets held in separate accounts is based on quoted market prices.  The fair value of liabilities related to separate accounts is the amount payable on demand, which excludes surrender charges.

Policy liabilities: The fair values of the Company's general account insurance reserves and contractholder deposits under investment-type contracts (insurance, annuity and pension contracts that do not involve mortality or morbidity risks) are estimated using discounted cash flow analyses or surrender values based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for all contracts being valued. Those contracts that are deemed to have short-term guarantees have a carrying amount equal to the estimated market value.  The fair values of other deposits with future maturity dates are estimated using discounted cash flows.

Long term debt: The fair value of notes payable and other borrowings are estimated using discounted cash flow analyses based upon the Company's current incremental borrowing rates for similar types of borrowings.

8. REINSURANCE

Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders.  The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet the obligations assumed under the reinsurance agreement.  To minimize its exposure to significant losses from reinsurer insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk.  A brief discussion of the Company's reinsurance agreements by segment (see Note 14) follows.

Wealth Management Segment

The Wealth Management Segment currently does not offer traditional life insurance products; however, it manages a closed block of single premium whole life insurance policies ("SPWL"), a retirement-oriented tax-advantaged life insurance product.  The Company discontinued sales of SPWL's in response to certain tax law changes in the 1980s.  The Company had SPWL policyholder balances of approximately $1.7 billion as of December 31, 2004 and 2003, respectively.  On December 31, 2003, this entire block of business was reinsured on a funds withheld basis with SLOC, an affiliated company.  By reinsuring the SPWL product, the Company reduced net investment income by $91.2 million and interest credited by $79.6 million for the twelve-month period ended December 31, 2004.  In addition, the Company also increased net investment income by $13.6 million relating to an experience rating refund under the reinsurance agreement.  The liability for the SPWL policies is included in contractholder deposit funds and other policy liabilities.

Individual Protection Segment

The Company has agreements with SLOC and several unrelated companies, which provide for reinsurance of portions of the net-amount-at-risk under certain individual variable universal life, bank owned life insurance ("BOLI"), and corporate owned life insurance ("COLI") policies. These amounts are reinsured on either a monthly renewable or a yearly renewable term basis.  Fee income was reduced by $28.7 million and $23.4 million for the years ended 2004 and 2003, respectively, to account for these agreements.

Effective October 1, 2004, the Company no longer acts as the reinsurer of risk under the lapse protection benefit for certain universal life contracts issued by SLOC.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

8. REINSURANCE (CONTINUED)

Group Protection Segment

The Company, through its affiliate SLNY, had an agreement with SLOC whereby SLOC reinsured the mortality risks of SLNY's group life insurance contracts. Under this agreement, certain death benefits were reinsured on a yearly renewable term basis.  The agreement provided that SLOC would reinsure mortality risks in excess of $50,000 per claim for group life contracts ceded by SLNY.  The treaty was commuted effective December 31, 2004.

The Company, through its affiliate SLNY, had an agreement with SLOC whereby SLOC reinsured morbidity risks of a block of SLNY's group long-term disability contracts.  The treaty was commuted effective December 31, 2004.

The Company, through its affiliate SLNY, has an agreement with an unrelated company whereby the unrelated company reinsures the mortality risks of the Company's group life contracts.  Under this agreement, certain group life mortality benefits are reinsured on a yearly renewable term basis. The agreement provides that the unrelated company will reinsure amounts above $700,000 per claim for group life contracts ceded by the Company.

The Company, through its affiliate SLNY, has an agreement with an unrelated company whereby the unrelated company reinsures the morbidity risks of SLNY's group stop loss contracts.  Under this agreement, certain stop loss benefits are reinsured on a yearly renewable term basis. The agreement provides that the unrelated company will reinsure specific claims for amounts above $1.0 million per claim for stop loss contracts ceded by SLNY.

The Company, through its affiliate SLNY, has an agreement with an unrelated company whereby the unrelated company reinsures the morbidity risks of SLNY's group long-term disability contracts.  Under this agreement, certain long-term disability benefits are reinsured on a yearly renewable term basis.   The agreement provides that the unrelated company will reinsure amounts in excess of $4,000 per claim per month for long-term disability contracts ceded by SLNY.

The effects of reinsurance were as follows:

For the Years Ended December 31,

2004

2003

2002 - Restated

Insurance premiums:

Direct

$ 62,939

$ 67,959

$ 52,691

Assumed

-

-

509

Ceded

4,119

7,441

9,626

Net premiums

$ 58,820

$ 60,518

$ 43,574

 Insurance and other individual policy benefits and
Claims:

Direct

$ 170,381

$ 230,384

$ 225,287

Assumed

-

-

-

Ceded

29,004

29,136

4,125

Net policy benefits and claims

$ 141,377

$ 201,248

$ 221,162

The Company is contingently liable for the portion of the policies reinsured under each of its existing reinsurance agreements in the event the reinsurance companies are unable to pay their portion of any reinsured claim. Management believes that any liability from this contingency is unlikely.  However, to limit the possibility of such losses, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

9.  RETIREMENT PLANS

Through December 31, 2001, the Company was a participant in two non-contributory defined benefit pension plans for employees sponsored by SLOC.  Consistent with the transfer of all employees to the Company on January 1, 2002, the plans sponsorship for the employee retirement plan and the agent pension plan was transferred to the Company.  Expenses are allocated to participating companies based on a manner consistent with the allocation of employee compensation expenses.  The Company's funding policies for the pension plans are to contribute amounts which at least satisfy the minimum amount required by the Employee Retirement Income Security Act of 1974 ("ERISA").  Most pension plan assets consist of separate accounts of SLOC or other insurance company contracts.

The Company uses a measurement date of September 30 for its pension and other post retirement benefit plans.

The following table sets forth the change in the pension plans' (retirement plan and agent pension plan) projected benefit obligations and assets, as well as the plans' funded status at December 31:

2004

2003

Change in projected benefit obligation:

Projected benefit obligation at beginning of year

$ 191,689

$ 159,650

Service cost

9,873

8,954

Interest cost

12,118

10,494

Actuarial loss (gain)

7,039

16,876

Benefits paid

(5,280)

(5,333)

Plan amendments

-

-

Acquisitions

-

1,048

Projected benefit obligation at end of year

$ 215,439

$ 191,689

Change in fair value of plan assets:

Fair value of plan assets at beginning of year

$ 205,737

$ 179,470

Other

(1,050)

(888)

Actual return on plan assets

34,144

32,059

Benefits paid

(5,280)

(5,333)

Acquisitions

-

429

Fair value of plan assets at end of year

$ 233,551

$ 205,737

Information on the funded status of the plan:

Funded status

$ 18,112

$ 14,048

Unrecognized net actuarial loss

19,339

34,480

Unrecognized transition obligation

(13,443)

(16,494)

Unrecognized prior service cost

7,421

8,276

4th quarter contribution

(1,250)

(1,050)

Prepaid benefit cost

$ 30,179

$ 39,260

The accumulated benefit obligation at the end of 2004 and 2003 was $188.9 million and $169.0 million, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

9.  RETIREMENT PLANS (CONTINUED)

The funded status of the employee retirement plan was as follows:

2004

2003

Plan assets

$ 195,332

$ 171,978

Projected benefit obligations

(206,748)

(183,227)

Funded status

$ (11,416)

$ (11,249)

Accumulated benefit obligation

$ 180,201

$ 160,227

The following table sets forth the components of the net periodic pension cost for the year ended December 31:

2004

2003

2002

Components of net periodic benefit cost:

Service cost

$ 9,873

$ 8,954

$ 8,437

Interest cost

12,118

10,494

10,674

Expected return on plan assets

(17,704)

(14,358)

(18,395)

Amortization of transition obligation asset

(3,051)

(3,051)

(3,051)

Amortization of prior service cost

855

855

216

Recognized net actuarial loss

3,140

4,215

120

Net periodic benefit cost (benefit)

$ 5,231

$ 7,109

$ (1,999)

The Company's share of net periodic benefit cost

$ 4,272

$ 5,522

$ 3,834

Assumptions

Weighted average assumptions used to determine benefit obligations were as follows:

Pension Benefits

2004

2003

Discount rate

6.2%

6.1%

Rate of compensation increase

4.0%

4.0%

The assumed weighted average discount rate was 6.75% for the year ended December 31, 2002. The expected return on plan assets was 8.75% and the assumed rate of compensation increase was 4.5% for 2002.

Weighted average assumptions used to determine net benefit cost were as follows:

Pension Benefits

2004

2003

2002

Discount rate

6.1%

6.75%

7.00%

Expected long term return on plan assets

8.75%

8.75%

8.75%

Rate of compensation increase

4.0%

4.0%

4.5%

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

9. RETIREMENT PLANS (CONTINUED)

The Company relies on historical market returns from Ibbotson Associates (1926-2002) to determine its overall long term rate of return on asset assumption.  Applying Ibbotson's annualized market returns of 12% stock, 5.8% bonds and 3.8% cash to the Company's target allocation results in an expected return consistent with the one used by the Company for purposes of determining the benefit obligation.

Plan Assets

The asset allocation for the Company's pension plan assets for 2004 and 2003 measurement, and the target allocation for 2005, by asset category, are as follows:

Target Allocation

Percentage of Plan Assets

Asset Category

2005

2004

2003

Equity Securities

50%

61%

55%

Debt Securities

35%

27%

26%

Commercial Mortgages

15%

10%

15%

Other

0%

2%

4%

Total

100%

100%

100%

The target allocations were established to reflect the Company's investment risk posture and to achieve the desired level of return commensurate with the needs of the fund.  The target ranges are based upon a three to five year time horizon and may be changed as circumstances warrant.

The portfolio of investments should, over a period of time, earn a gross annualized rate of return that:

1)

exceeds the assumed actuarial rate;

2)

exceeds the return of customized index created by combining benchmark returns in appropriate weightings based on an average asset mix of funds; and

3)

generates a real rate of return of at least 3% after inflation, and sufficient income or liquidity to pay retirement benefits on a timely basis.

Equity securities include SLF common stock in the amount of $4.2 million and $3.0 million at December 31, 2004 and 2003, respectively.

Cash Flow

Due to the over funded status of the defined benefit plan, the Company will not be making contributions to the plan in 2005.

401(k) Savings Plan

The Company sponsors and participates in a 401(k) savings plan for which substantially all employees of at least age 21 are eligible to participate at date of hire. Under the plan, the Company matches, up to specified amounts, the employees' contributions to the plan.

The amount of the 2004 employer contributions under plan sponsorship for the Company and its affiliates was $4.5 million.  Amounts are allocated to affiliates based on employees' contributions.  The Company's portion of the expense was $2.8 million, $0.9 million and $1.0 million for the years ended December 31, 2004, 2003 and 2002, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

9. RETIREMENT PLANS (CONTINUED)

Other Post-Retirement Benefit Plans

Through December 31, 2001, the Company was a participant in a post-retirement benefit pension plan for employees sponsored by SLOC providing certain health, dental and life insurance benefits ("post-retirement benefits") for retired employees and dependents.  Consistent with the transfer of all employees to the Company on January 1, 2002, the plan's sponsorship was transferred to the Company.  Expenses are allocated to participating companies based on the number of participants.  Substantially all employees of the participating companies may become eligible for these benefits if they reach normal retirement age while working for the Company, or retire early upon satisfying an alternate age plus service condition.  Life insurance benefits are generally set at a fixed amount.

The following table sets forth the change in other post-retirement benefit plans' obligations and assets, as well as the plans' funded status at December 31:

Change in benefit obligation:

2004

2003

Benefit obligation at beginning of year

$ 51,278

$ 35,981

Service cost

1,233

872

Interest cost

2,957

2,369

Actuarial (gain) loss

(4,583)

14,330

Benefits paid

(2,432)

(2,368)

Plan Amendments

-

-

Acquisitions

-

94

Benefit obligation at end of year

$ 48,453

$ 51,278

Change in fair value of plan assets:

Fair value of plan assets at beginning of year

$ -

$ -

Employer contributions

2,432

2,368

Benefits paid

(2,432)

(2,368)

Fair value of plan assets at end of year

$ -

$ -

Information on the funded status of the plan:

Funded Status

$ (48,453)

$ (51,278)

Unrecognized net actuarial loss

19,556

25,523

4th quarter contribution

628

639

Unrecognized prior service cost

(2,657)

(2,898)

Accrued benefit cost

$ (30,926)

$ (28,014)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

9. RETIREMENT PLANS (CONTINUED)

The following table sets forth the components of the net periodic post-retirement benefit costs for the year ended December 31:

2004

2003

Components of net periodic benefit cost

Service cost

$ 1,233

$ 872

Interest cost

2,957

2,369

Amortization of prior service cost

(241)

(241)

Recognized net actuarial loss

1,384

832

Net periodic benefit cost

$ 5,333

$ 3,832

The Company's share of net periodic benefit cost

$ 4,180

$ 2,917

Assumptions

Weighted average assumptions used to determine benefit obligations were as follows:

Other Benefits

2004

2003

Discount Rate

6.2%

6.1%

Rate of Compensation increase

4.0%

4.0%

Weighted average assumptions used to determine net cost for year-end December 31, 2004 and December 31, 2003 were as follows:

Other Benefits

2004

2003

Discount rate

6.1%

6.75%

Rate of compensation increase

4.0%

4.0%

In order to measure the post-retirement benefit obligation for 2004, the Company assumed an 11% annual rate of increase in the per capita cost of covered health care benefits.  In addition, medical cost inflation is assumed to be 10% in 2005 and assumed to decrease gradually to 5.00% for 2010 and remain at that level thereafter.  Assumed healthcare cost trend rates have a significant effect on the amounts reported for the health care plans.  A one-percentage point change in assumed health care cost trend rates would have the following effect:

1- Percentage-Point

1- Percentage-Point

Increase

Decrease

Effect on Post retirement benefit obligation

$6,032

($4,997)

Effect on total of service and interest cost

776

(648)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

10. FEDERAL INCOME TAXES

The Company will file a consolidated return with SLC -U.S. Ops Holdings for the year ended December 31, 2004.  SLUS filed a consolidated federal income tax return with SLC - U.S. Ops Holdings for the year ended December 31, 2003.  Keyport filed a return with its subsidiary, Independence Life, for the year ended December 31, 2003.  A summary of the components of federal income tax expense (benefit) in the consolidated statements of income for the years ended December 31 is as follows:

Restated

2004

2003

2002

Federal income tax expense (benefit):

Current

$ (5,331)

$ (29,240)

$ (80,155)

Deferred

76,683

56,606

20,706

Total

$ 71,352

$ 27,366

$ (59,449)

Federal income taxes attributable to the consolidated operations are different from the amounts determined by multiplying income before federal income taxes by the expected federal income tax rate of 35%. The Company's effective rate differed from the federal income tax rate as follows:

Restated

2004

2003

2002

Expected federal income tax expense (benefit)

$ 107,446

$ 44,251

$ (34,994)

Low income housing credit

(6,021)

(6,026)

(6,138)

Non-taxable investment income

-

-

(1,622)

Separate account dividend received deduction

(10,500)

(5,600)

(4,200)

Prior year settlements and other items

(19,573)

(5,259)

(12,495)

Federal income tax expense (benefit)

$ 71,352

$ 27,366

$ (59,449)

The deferred income tax asset (liability) represents the tax effects of temporary differences between the carrying amounts of assets and liabilities used for financial reporting purposes and the amounts used for income tax purposes. The components of the Company's deferred tax assets and (liabilities) as of December 31 were as follows:

2004

2003

Deferred tax assets:

Actuarial liabilities

$ 391,780

$ 283,479

Net operating loss

4,444

51,355

Other

(8,340)

(1,912)

Total deferred tax assets

387,884

332,922

Deferred tax liabilities:

Deferred policy acquisition costs

(185,715)

(107,075)

Investments, net

(266,779)

(244,744)

Total deferred tax liabilities

(452,494)

(351,819)

Net deferred tax liability

$ (64,610)

$ (18,897)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

10. FEDERAL INCOME TAXES (CONTINUED)

The Company makes payments under certain tax sharing agreements as if it were filing as a separate company. The Company had no net income tax payments for 2004 and the Company received income tax refunds of $17.1 million in 2003.  SLUS received refunds of $14.9 million in 2002 and Keyport made income tax payments of $9.9 million in 2002.  At December 31, 2004, the Company had $12.7 million of net operating loss carry forwards available.  These amounts were incurred in 2001, 2002 and 2003 and will expire, if unused, beginning in 2016 and ending in 2018.

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"), and provisions are made in the consolidated financial statements in anticipation of the results of these audits.  SLUS is currently under audit by the IRS for the years 2001 and 2002.  In the Company's opinion, adequate tax liabilities have been established for all years and any adjustments that might be required for the years under audit will not have a material effect on the Company's financial statements.  However, the amounts of these tax liabilities could be revised in the future if estimates of the Company's ultimate liability are revised.

11.  LIABILITY FOR UNPAID CLAIMS AND CLAIMS ADJUSTMENT EXPENSES

Activity in the liability for unpaid claims and claims adjustment expenses related to the Company's group life, group disability and stop loss products is summarized below:

2004

2003

Balance at January 1

$ 31,337

$ 24,294

Less reinsurance recoverable

(9,146)

(6,621)

Net balance at January 1

22,191

17,673

Incurred related to:

Current year

20,889

14,711

Prior years

910

(69)

Total incurred

21,799

14,642

Paid losses related to:

Current year

(12,009)

(5,867)

Prior years

(5,791)

(4,258)

Total paid

(17,800)

(10,125)

Balance at December 31

32,571

31,337

Less reinsurance recoverable

(6,381)

(9,146)

Net balance at December 31

$ 26,190

$ 22,191

The Company regularly updates its estimates of liabilities for unpaid claims and claims adjustment expenses as new information becomes available and further events occur which may impact the resolution of unsettled claims for its group disability lines of business. Changes in prior estimates are recorded in results of operations in the year such changes are determined to be needed.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

12. DEFERRED POLICY ACQUISITION COSTS (DAC)

The changes in DAC for the years ended December 31 were as follows:

2004

2003

Balance at January 1

$ 889,601

$ 795,648

Acquisition costs deferred

346,764

263,762

Amortized to expense during the year

(48,562)

(90,608)

Adjustment for unrealized investment gains (losses) during the year

(40,622)

(79,201)

Balance at December 31

$ 1,147,181

$ 889,601

13. VALUE OF BUSINESS ACQUIRED (VOBA)

The changes in VOBA for the years ended December 31 were as follows:

2004

2003

Balance at January 1

$ 22,391

$ 57,692

Amortized to expense during the year

(4,819)

(7,790)

Adjustment for unrealized investment gains (losses) during the year

6,558

(27,511)

Balance at December 31

$ 24,130

$ 22,391

14. SEGMENT INFORMATION

The Company offers financial products and services such as fixed and variable annuities, GICS, retirement plan services, and life insurance on an individual and group basis, as well as disability and stop-loss insurance on a group basis.  As described below, the Company conducts business principally in three operating segments and maintains a Corporate Segment to provide for the capital needs of the three operating segments and to engage in other financing related activities.

Net investment income is allocated based on segmented assets by line of business.  Management evaluates the results of the operating segments on an after-tax basis.  The Company does not depend on one or a few customers, brokers or agents for a significant portion of its operations.

The Wealth Management Segment markets and administers individual and group variable annuity products, individual and group fixed annuity products and other retirement benefit products.  These contracts may contain any of a number of features including variable or fixed interest rates and equity index options and may be denominated in foreign currencies.  The Company uses derivative instruments to manage the risks inherent in the contract options.

The Individual Protection Segment markets and administers a variety of life insurance products sold to individuals and corporate owners of life insurance. The products include whole life, universal life and variable life products.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

14. SEGMENT INFORMATION (CONTINUED)

The Group Protection Segment markets and administers group life, long-term disability, short-term disability and stop loss insurance to small and mid-size employers in the State of New York.

The Corporate Segment includes the unallocated capital of the Company, its debt financing, its consolidated investments in VIEs, and items not otherwise attributable to the other segments.

The following amounts pertain to the various business segments:

Year ended December 31, 2004

Wealth

Individual

Group

Management

Protection

Protection

Corporate

Totals

Total Revenues

$ 1,284,873

$ 65,366

$ 34,908

$ 162,596

$ 1,547,743

Total Expenditures

1,054,852

60,785

31,605

93,470

1,240,712

Pretax Income

230,021

4,581

3,303

69,126

307,031

Net Income

166,309

3,118

2,147

49,702

221,276

Total Assets

$ 40,961,145

$ 4,111,638

$ 53,131

$ 1,561,629

$ 46,687,543

Year ended December 31, 2003

Total Revenues

$ 1,409,642

$ 49,357

$ 26,609

$ 34,141

$ 1,519,749

Total Expenditures

1,247,670

53,848

25,712

61,792

1,389,022

Pretax Income (Loss)

161,972

(4,491)

897

(27,651)

130,727

Net Income (Loss)

106,655

(2,331)

608

(9,941)

94,991

Total Assets

$ 39,814,262

$ 2,973,014

$ 46,535

$ 840,565

$ 43,674,376

Year ended December 31, 2002 (Restated)

Total Revenues

$ 1,273,384

$ 62,030

$ 20,181

$ 65,629

$ 1,421,224

Total Expenditures

1,406,024

61,445

15,630

38,106

1,521,205

Pretax Income (Loss)

(132,640)

585

4,551

27,523

(99,981)

Net Income (Loss)

(84,004)

464

3,195

38,548

(41,797)

Total Assets

$ 36,551,209

$ 2,705,917

$ 34,946

$ 553,904

$ 39,845,976

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

15.  REGULATORY FINANCIAL INFORMATION

The Company and its insurance subsidiaries are required to file annual statements with state regulatory authorities prepared on a statutory accounting basis prescribed or permitted by such authorities.  Statutory surplus differs from stockholder's equity reported in accordance with GAAP primarily because policy acquisition costs are expensed when incurred, policy liabilities are based on different assumptions, investments are valued differently, post-retirement benefit costs are based on different assumptions, and deferred income taxes are calculated differently.  The Company's statutory financials are not prepared on a consolidated basis.

At December 31, the Company and its insurance subsidiaries combined statutory surplus and net income (loss) were as follows:

Unaudited for the Years ended December 31,

2004

2003

 2002
Restated

Statutory surplus and capital

$        1,822,812

$        1,685,356

$        1,335,391

Statutory net income (loss)

249,010

224,284

(286,911)

16. DIVIDEND RESTRICTIONS

The Company's and its insurance company subsidiaries' ability to pay dividends are subject to certain statutory restrictions. Delaware, New York, and Rhode Island have enacted laws governing the payment of dividends to stockholders by domestic insurers.

Pursuant to Delaware's statute, the maximum amount of dividends and other distributions that a domestic insurer may pay in any twelve-month period without prior approval of the Delaware Commissioner of Insurance is limited to the greater of (i) ten percent of its statutory surplus as of the preceding December 31, or (ii) the individual company's statutory net gain from operations for the preceding calendar year.  Any dividends to be paid by an insurer from a source other than statutory surplus, whether or not in excess of the aforementioned threshold, would also require the prior approval of the Delaware Commissioner of Insurance.  In 2004, the Company's Board of Directors approved and the Company paid $150.0 million of cash dividends to its parent, SLC (U.S.) Holdings.  On December 31, 2004, SCA was distributed in the form of a dividend of $6.6 million to the Company's parent and became a consolidated subsidiary of SLC (U.S.) Holdings. The Company did not pay any dividends in 2003 or 2002.

New York law permits a domestic stock life insurance company to distribute a dividend to its shareholders without prior notice to the New York Superintendent of Insurance, where the aggregate amount of such dividend in any calendar year does not exceed the lesser of:  (i) ten percent of its surplus to policyholders as of the immediately preceding calendar year; or (ii) its net gain from operations for the immediately preceding calendar year, not including realized capital gains.  No dividends were paid by SLNY during 2004, 2003 or 2002.

Rhode Island law requires prior regulatory approval for any dividend where the amount of such dividend paid during the preceding twelve (12) month period would exceed the lesser of (i) ten percent of the insurance company's surplus as of the December 31 next preceding, or (ii) its net gain from operations, not including realized capital gains, for the immediately preceding calendar year, excluding pro rata distributions of any class of the insurance company's own securities.  No dividends were paid by Independence Life during 2004, 2003 or 2002.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

17. COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE INCOME

The components of accumulated other comprehensive income as of December 31 were as follows:

2004

2003

 Unrealized gains (losses) on available-for-sale
securities

$ 485,553

$ 520,173

DAC amortization

(172,945)

(132,323)

VOBA amortization

(48,208)

(54,766)

Tax effect

(83,762)

(105,403)

Accumulated Other Comprehensive Income

$ 180,638

$ 227,681

18. COMMITMENTS AND CONTINGENCIES

Regulatory and Industry Developments

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision.  This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments.  Part of the assessments paid by the Company pursuant to these laws may be partially recovered through a reduction in future premium taxes in some states.

The Company's variable annuity contracts and variable life insurance policies are subject to various levels of regulation under federal securities laws administered by the Securities and Exchange Commission (the "SEC") and under certain state securities laws.  On or about October 30, 2003, the Company received a request from the SEC for information regarding its policies, practices and procedures with respect to subaccount "market timing," its policies, practices and procedures with respect to receiving and processing exchange orders from contract owners, and its oversight of such activities in the Company's separate accounts.  The Company responded to this request and an additional related request.  On March 4, 2004, the Boston District Office of the SEC notified the Company that it intended to commence an examination of the Company and certain of its affiliates pursuant to Section 31(b) of the Investment Company Act of 1940 and the Securities Exchange Act of 1934 relating to these and certain other subjects.  The Company is cooperating with the SEC in these matters.

In addition, the SEC and other regulators have conducted or are conducting investigations and examinations of certain of the Company's affiliates relating to various issues, including market timing and late trading of mutual funds and variable insurance products, directed brokerage, revenue-sharing and other arrangements with distributors, and recordkeeping requirements.

As part of an industry wide investigation, state regulators are investigating certain compensation arrangements and other business practices between insurance companies and brokers.  The Company and certain of its affiliates have received requests for information from state regulators and are cooperating with respect to these matters.

Litigation

The Company is not aware of any contingent liabilities arising from litigation, income taxes and other matters that could have a material effect upon the financial condition, results of operations or cash flows of the Company.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

18. COMMITMENTS AND CONTINGENCIES (CONTINUED)

Indemnities

In the normal course of its business, the Company has entered into agreements that include indemnities in favor of third parties, such as engagement letters with advisors and consultants, outsourcing agreements, underwriting and agency agreements, information technology agreements, distribution agreements and service agreements.  The Company has also agreed to indemnify its directors and certain of its officers and employees in accordance with the Company's by-laws.  Due to the nature of these indemnification agreements, it is not possible to estimate the Company's potential liability.

Lease Commitments

The Company leases various facilities and equipment under operating leases with terms of up to 25 years. As of December 31, 2004, minimum future lease payments under such leases were as follows:

2005

$ 6,082

2006

6,059

2007

4,924

2008

1,463

2009

358

Thereafter

41

Total

$ 18,927

Total rental expense for the years ended December 31, 2004, 2003 and 2002 was $16.3 million, $23.6 million and $13.8 million, respectively.

The Company has two noncancelable sublease agreements that expire on December 31, 2007 and March 31, 2008.  As of December 31, 2004, the minimum future lease payments under the two sublease agreements were as follows:

2005

$ 683

2006

996

2007

996

2008

249

2009

-

Thereafter

-

Total

$ 2,924

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of

Sun Life Assurance Company of Canada (U.S.)

Wellesley Hills, Massachusetts

We have audited the accompanying consolidated balance sheets of Sun Life Assurance Company of Canada (U.S.) and subsidiaries (the "Company") as of December 31, 2004 and 2003, and the related consolidated statements of operations, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2004.  Our audits also included the financial statement schedules listed in the Index at Item 15.  These financial statements and financial statement schedules are the responsibility of the Company's management.  Our responsibility is to express an opinion on the financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  The Company is not required to have, nor were we engaged to perform an audit of its internal control over financial reporting.   Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Sun Life Assurance Company of Canada (U.S.) and subsidiaries as of December 31, 2004 and 2003, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2004, in conformity with accounting principles generally accepted in the United States of America.  Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As described in Note 1 to the financial statements, on December 31, 2003, Sun Life Assurance Company of Canada (U.S.) merged with Keyport Life Insurance Company.   The companies became affiliates on November 1, 2001 as a result of the acquisition of Keyport Life Insurance Company by Sun Life Assurance Company of Canada (U.S.)'s ultimate parent.  The merger of Sun Life Assurance Company of Canada (U.S.) and Keyport Life Insurance Company was accounted for under Statement of Financial Accounting Standards No. 141, "Business Combinations" for transfers of assets among affiliates.   Accordingly, the financial statements for all periods prior to December 31, 2003 have been restated to give effect to the merger as of November 1, 2001.

As discussed in Note 1 to the consolidated financial statements, effective January 1, 2004, the Company adopted the provisions of the American Institute of Certified Public Accountants' Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts."   As discussed in Note 1 to the consolidated financial statements, effective December 31, 2003, the Company adopted the provisions of FASB Interpretation No. 46, "Consolidation of Variable Interest Entities, an Interpretation of Accounting Research Bulletin No. 51" and FASB Interpretation No. 46R, Consolidation of Variable Interest Entities, an Interpretation of Accounting Research Bulletin No. 51" (Revised).

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 18, 2005


PART B

STATEMENT OF ADDITIONAL INFORMATION

FUTURITY SURVIVORSHIP VUL

VARIABLE UNIVERSAL LIFE POLICY

 SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

May 2, 2005

This Statement of Additional Information (SAI) is not a prospectus but it relates to, and should be read in conjunction with, the Futurity Survivorship Variable Universal Life Insurance prospectus, dated May 2, 2005.  The SAI is incorporated by reference into the prospectus.  The prospectus is available, at no charge, by writing Sun Life Assurance Company of Canada (U.S.)("the Company") at One Sun Life Executive Park, Wellesley Hills, MA  02481 or calling 1-800-700-6554.

TABLE OF CONTENTS

THE COMPANY AND THE VARIABLE ACCOUNT

2

CUSTODIAN

2

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

2

DISTRIBUTION AND UNDERWRITING OF POLICY

2

THE POLICY

2

FINANCIAL STATEMENTS OF SEPARATE ACCOUNT I

5

FINANCIAL STATEMENTS OF THE COMPANY

45

THE COMPANY AND THE VARIABLE ACCOUNT

Sun Life Financial Inc. ("Sun Life Financial"), a reporting company under the Securities Exchange Act of 1934 with common shares listed on the Toronto, New York and Philippine stock exchanges, is the ultimate corporate parent of Sun Life (U.S.). Sun Life Financial ultimately controls Sun Life (U.S.) through the following intervening holding company subsidiaries: Sun Life of Canada (U.S.) Holdings, Inc., Sun Life Financial (U.S.) Investments LLC, Sun Life Financial (U.S.) Holdings, Inc., Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc., and Sun Life Financial Corp.  Sun Life of Canada (U.S.) Variable Account I was established in accordance with Delaware law on December 1, 1998 and is registered as a unit investment trust.

CUSTODIAN

We are the Custodian of the assets of the Variable Account.  We will purchase Fund shares at net asset value in connection with amounts allocated to the Sub-Accounts in accordance with your instructions, and we will redeem Fund shares at net asset value for the purpose of meeting the contractual obligations of the Variable Account, paying charges relative to the Variable Account or making adjustments for reserves held in the Variable Account.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The consolidated financial statements of Sun Life Assurance Company of Canada (U.S.) that are included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, independent registered public accounting firm, as stated in their report appearing therein (which report, dated March 18, 2005, accompanying such financial statements expresses an unqualified opinion and includes explanatory paragraphs relating to the Company's adoption of provisions of Statement of Financial Accounting Standards No. 141, Business Combinations, effective December 31, 2003, American Insitute of Certified Public Accountants' Statement of Position 03-01, Accounting and Reporting by Insurance Enterprises of Certain Nontraditional Long-Duration Contracts and for Separate Accounts, effective January 1, 2004, and the provisions of FASB Interpretation No. 46, Consolidation of Variable Interest Entities, an Interpretation of Account Research Bulletin No. 51, effective October 1, 2003, and FASB Interpretation No 46R, Consolidation of Variable Interest Entities, an Interpretation of Accounting Research Bulletin No. 51 (Revised), described in Note 1), and have been included on their authority as experts in accounting and auditing. Their office is located at 200 Berkeley St, Boston, Massachusetts.

The financial statements of Sun Life of Canada (U.S.) Variable Account I that are included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, independent registered public accounting firm, as stated in their report appearing therein (which report dated April 28, 2005 accompanying the financial statements of Sun Life of Canada (U.S.) Variable Account I expresses an unqualified opinion) and have been included on their authority as experts in accounting and auditing.

DISTRIBUTION AND UNDERWRITING OF THE POLICY

The Policy is sold by licensed insurance agents ("Selling Agents") in those states where the Policy may be lawfully sold.  Such Selling Agents will be registered representatives of affiliated and unaffiliated broker-dealer firms ("Selling Broker-Dealers") registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. and who have entered into selling agreements with the Company and our general distributor, Clarendon Insurance Agency, Inc. ("Clarendon"), One Sun Life Executive Park, Wellesley Hills, Massachusets 02481.  Clarendon is a wholly-owned subsidiary of the Company, is registered with the SEC under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.

The Company (or its affiliates, for the purposes of this section only, collectively, "the Company"), pays the Selling Broker-Dealers compensation for the promotion and sale of the Policy.  The Selling Agents who solicit sales of the Policy typically receive a portion of the compensation paid by the Company to the Selling Broker-Dealers in the form of commissions or other compensation, depending on the agreement between the Selling Broker-Dealer and their Selling Agent.  This compensation is not paid directly by the Policy Owner or the Separate Account.  The Company intends to recoup this compensation through fees and charges imposed under the Policy, and from profits on payments received by the Company for providing administrative, marketing, and other support and services to the Funds.

The amount and timing of commissions the Company may pay to Selling Broker-Dealers may vary depending on the selling agreement but is not expected to exceed 100% of target premium, which will vary based on the Insured's age, sex and rating class, plus 5% of any excess premium payments.  In Policy Years two through ten, commissions will not exceed 5% of premium paid and will not exceed 2% of premium paid in Policy Years eleven and thereafter.  In Policy Year three and thereafter, 0.10% of the Account Value of the Sub-Accounts per annum will be paid to Selling Broker-Dealers.

The Company may pay or allow other promotional incentives or payments in the form of cash or other compensation to the extent permitted by NASD rules and other applicable laws and regulations.

The Company also pays compensation to wholesaling broker-dealers, including payments to affiliates of the Company, in return for wholesaling services such as providing marketing and sales support and product training to the Selling Agents of the Selling Broker-Dealers.  These allowances may be based on a percentage of premium and/or a percentage of Account Value.

In addition to the compensation described above, the Company may make additional cash payments or reimbursements to Selling Broker-Dealers in recognition of their marketing and distribution, transaction processing and/or administrative services support.  These payments are not offered to all Selling Broker-Dealers, and the terms of any particular agreement governing the payments may vary among Selling Broker-Dealers depending on, among other things, the level of and type of marketing and distribution support provided.  Marketing and distribution support services may include, among other services, placement of the Company's products on the Selling Broker-Dealer's preferred or recommended list, access to the Selling Broker-Dealer's registered representatives for purposes of promoting sales of the Company's products, assistance in training and education for the Selling Agents, and opportunities for the Company to participate in sales conferences and educational seminars.

You should ask your Selling Agent for further information about what commissions or other compensation he or she, or the Selling Broker-Dealer for which he or she works, may receive in connection with our purchase of the Policy.

THE POLICY

To apply for a Policy, you must submit an application to our Principal Office.  We will then follow underwriting procedures designed to determine the insurability of the proposed Insureds.  We offer the Policy on a regular (or medical) underwriting.  We may require medical examinations and further information before the proposed application is approved.  Proposed Insureds must be acceptable risks based on our underwriting limits and standards.  A Policy cannot be issued until the underwriting process has been completed to our satisfaction.  We reserve the right to reject an application that does not meet our underwriting requirements or to apply extra charges for the underwriting classification for Insureds which will result in increased Monthly Cost of Insurance charges.  The cost of insurance charges are based on the 1980 Commissioner's Standard Ordinary Smoker and Nonsmoker Mortality Table.

Expense Charges Applied to Premium.  We deduct charges from each premium payment for our federal, state and local tax obligations.  The charge in the first year for premium up to and including target is 10.00%.  The current charge in the first year for premium in excess of target is 5.25%, with the charge guaranteed not to exceed 7.25%.  After the first year, the current charge on all premium is 5.25%.  The guaranteed charge is 7.25%.

Increase in Face Amount.  After the first policy anniversary, you may request an increase in the Specified Face Amount.  You must provide satisfactory evidence of each Insured's insurability.  Once requested, an increase will become effective at the next policy anniversary following our approval of your request.  The Policy does not allow for an increase if the younger Insured's Attained Age is greater than 80 on the effective date of the increase.

If there are increases in the Specified Face Amount other than increases caused by changes in the death benefit option, the cost of insurance charge is determined separately for the initial Specified Face Amount and each increase in the Specified Face Amount.  In calculating the net amount at risk, your Account Value will first be allocated to the initial death benefit and then to each increase in the Specified Face Amount in the order in which the increases were made.

FINANCIAL STATEMENTS

The financial statements of the Variable Account and Sun Life Assurance Company of Canada (U.S.) are included in this Statement of Additional Information.  The consolidated financial statements of Sun Life Assurance Company of Canada (U.S.) are provided as relevant to its ability to meet its financial obligations under the Policies and should not be considered as bearing on the investment performance of the assets held in the Variable Account.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Contract Owners participating in Sun Life of Canada (U.S.) Variable Account I and

the Board of Directors of Sun Life Assurance Company of Canada (U.S.):

We have audited the accompanying statements of condition of AIM V.I. Capital Appreciation Sub-Account, AIM V.I. Growth Sub-Account, AIM V.I. Core Equity Sub-Account, AIM V.I. International Growth Sub-Account, AIM V.I. Premier Equity Sub-Account, Alger American Growth Sub-Account, Alger American Income and Growth Sub-Account, Alger American Small Capitalization Sub-Account, Alger American Mid Cap Growth Sub-Account, Goldman Sachs CORE Small Cap Equity Sub-Account, Goldman Sachs CORE US Equity Sub-Account, Goldman Sachs Growth and Income Sub-Account, Goldman Sachs International Equity Sub-Account, Goldman Sachs Mid Cap Value Sub-Account, MFS/Sun Life Series Trust Capital Appreciation Sub-Account, MFS/Sun Life Series Trust Massachusetts Investors Trust Sub-Account, MFS/Sun Life Series Trust Emerging Growth Sub-Account, MFS/Sun Life Series Trust Government Securities Sub-Account, MFS/Sun Life Series Trust High Yield Sub-Account, MFS/Sun Life Series Trust Massachusetts Investors Growth Stock Sub-Account, MFS/Sun Life Series Trust New Discovery Sub-Account, MFS/Sun Life Series Trust Total Return Sub-Account, MFS/Sun Life Series Trust Utilities Sub-Account, MFS/Sun Life Series Trust Value Sub-Account, OCC Accumulation Trust Equity Sub-Account, OCC Accumulation Trust Mid Cap Sub-Account, OCC Accumulation Trust Small Cap Sub-Account, OCC Accumulation Trust Managed Sub-Account, Sun Capital Money Market Sub-Account, Sun Capital Investment Grade Bond Sub-Account, Sun Capital Real Estate Sub-Account, Sun Capital Select Equity Sub-Account, Sun Capital Blue Chip Mid-Cap Sub-Account, Sun Capital Investors Foundation Sub-Account, Sun Capital Davis Venture Value Sub-Account, Sun Capital Davis Financial Sub-Account, Sun Capital Value Equity Sub-Account, Sun Capital Value Mid Cap Sub-Account, Sun Capital Value Small Cap Sub-Account, Sun Capital Value Managed Sub-Account, Sun Capital Neuberger Berman Mid Cap Value Sub-Account, Sun Capital Neuberger Berman Mid Cap Growth Sub-Account, Sun Capital Alger Growth Sub-Account, Sun Capital Alger Income and Growth Sub-Account, Sun Capital Alger Small Capitalization Sub-Account, Sun Capital All Cap Sub-Account, AIM V.I. Dynamics Sub-Account, AIM V.I. Small Company Growth Sub-Account, AllianceBernstein VP Technology Sub-Account, AllianceBernstein VP Growth and Income Sub-Account, Fidelity VIP Index 500 Sub-Account, Fidelity VIP Money Market Sub-Account, Fidelity VIP Contrafund Sub-Account, Fidelity VIP Overseas Sub-Account, Fidelity VIP Growth Sub-Account, Franklin Templeton Growth Securities Sub-Account, Franklin Templeton Foreign Securities Sub-Account, PIMCO High Yield Sub-Account, PIMCO Emerging Market Bond Sub-Account, PIMCO Real Return Sub-Account, PIMCO Total Return Sub-Account, PIMCO Low Duration Sub-Account, Scudder Variable Insurance Trust Small Cap Index Sub-Account, Scudder Variable Insurance Trust EAFE Equity Index Sub-Account, Scudder SVS Dreman Small Cap Value Sub-Account, Delaware VIP Growth Opportunities Sub-Account, Dreyfus MidCap Stock Sub-Account, Lord Abbett Growth and Income Sub-Account, Lord Abbett Mid-Cap Value Sub-Account, Oppenheimer Capital Appreciation Sub-Account, Van Kampen LIT Growth & Income Sub-Account and T. Rowe Price Blue Chip Growth Sub-Account of Sun Life (U.S.) Variable Account I (the "Sub-Accounts") as of December 31, 2004, the related statement of operations and the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the four years in the period then ended. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  The Sub-Accounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting.  Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Sub-Accounts' internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of December 31, 2004 by correspondence with the custodian and brokers.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Sub-Accounts as of December 31, 2004 and the results of their operations and the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

April 28, 2005

Sun Life of Canada (U.S.) Variable Account I

Statements of Condition - December 31, 2004

Assets:

Shares

Cost

Value

Investments in mutual funds:

AIM Variable Insurance Funds, Inc.

V.I. Capital Appreciation Fund ("AIM1")

43,615

$ 843,376

$ 989,628

V.I. Growth Fund ("AIM2") [e]

46,682

597,759

749,252

V.I. Core Equity Fund ("AIM3") [a] [e]

57,429

1,118,304

1,297,897

V.I. International Growth Fund ("AIM4") [a]

105,122

1,526,810

2,078,260

V.I. Premier Equity Fund ("AIM5") [a] [e]

40,811

755,332

869,268

The Alger American Fund

Growth Portfolio ("AL1")

14,761

537,671

518,405

Income and Growth Portfolio ("AL2")

46,031

448,410

462,612

Small Capitalization Portfolio ("AL3")

6,956

113,536

140,920

Mid Cap Growth Portfolio ("AL4") [d]

2,283

42,727

47,492

Goldman Sachs Variable Insurance Trust

CORE Small Cap Equity Fund ("GS2")

22,465

282,745

323,491

CORE US Equity Fund ("GS3")

99,140

1,051,945

1,231,322

Growth and Income Fund ("GS4")

33,408

337,533

391,202

International Equity Fund ("GS5")

93,476

814,088

993,653

Mid Cap Value Fund ("GS8") [d]

30,682

463,037

468,818

MFS/Sun Life Series Trust

Capital Appreciation Series ("CAS") [e]

23,750

397,838

457,191

Massachusetts Investors Trust Series ("CGS")

84,787

2,089,944

2,396,937

Emerging Growth Series ("EGS") [e]

44,575

531,131

697,599

Government Securities Series ("GSS")

196,896

2,623,320

2,591,154

High Yield Series ("HYS")

312,133

2,101,653

2,284,813

Massachusetts Investors Growth Stock Series ("MIS")

125,153

1,008,653

1,178,942

New Discovery Series ("NWD")

80,452

906,090

1,097,366

Total Return Series ("TRS")

219,675

3,725,838

4,294,643

Utilities Series ("UTS")

50,871

576,673

794,093

Value Series ("EIS") [d]

21,133

297,965

327,778

OCC Accumulation Trust

Equity Portfolio ("OP1")

16,975

597,018

611,083

Mid Cap Portfolio ("OP2")

9,566

130,698

136,692

Small Cap Portfolio ("OP3")

12,263

361,604

443,307

Managed Portfolio ("OP4")

629

25,140

26,881

Sun Capital Advisers Trust

Sun Capital Money Market Fund ("SCA1")

1,742,920

1,742,920

1,742,920

Sun Capital Investment Grade Bond Fund ("SCA2")

180,273

1,797,327

1,818,953

Sun Capital Real Estate Fund ("SCA3")

140,124

1,963,179

2,663,750

Sun Capital Select Equity Fund ("SCA4") [c]

-

-

-

Sun Capital Blue Chip Mid-Cap Fund ("SCA5")

119,646

1,761,064

2,169,175

Sun Capital Investors Foundation Fund ("SCA6") [c]

-

-

-

Sun Capital Davis Venture Value Fund ("SCA7")

201,336

1,770,835

2,136,180

Sun Capital Davis Financial Fund ("SCA8") [c]

-

-

-

Sun Capital Value Equity Fund ("SCA9") [c]

-

-

-

Sun Capital Value Mid Cap Fund ("SCA ") [c]

-

-

-

Sun Capital Value Small Cap Fund ("SCB")

119,660

1,671,051

1,820,031

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account I

Statements of Condition - December 31, 2004 - continued

Assets:

Shares

Cost

Value

Sun Capital Advisers Trust

Sun Capital Value Managed Fund ("SCC") [c]

-

-

-

Sun Capital Neuberger Berman Mid Cap Value Fund ("SCH") [c]

-

-

-

Sun Capital Neuberger Berman Mid Cap Growth Fund ("SCI") [c]

-

-

-

Sun Capital Alger Growth Fund ("SCJ") [c]

-

-

-

Sun Capital Alger Income and Growth Fund ("SCK") [c]

-

-

-

Sun Capital Alger Small Capitalization Fund ("SCL") [c]

-

-

-

Sun Capital All Cap Fund ("SCM")

7,376

89,684

91,984

AIM Variable Insurance Funds, Inc. [f]

V.I. Dynamics Fund ("IV1") [e] [f]

23,635

244,764

315,286

V.I. Small Company Growth Fund ("IV2") [e] [f]

28,245

341,966

435,261

AllianceBernstein Variable Product Series Fund, Inc. [b]

VP Technology Portfolio ("AN2") [e]

14,186

181,319

213,932

VP Growth and Income Portfolio ("AN3")

127,453

2,583,226

3,042,299

Fidelity Variable Insurance Products Fund

Fidelity VIP Index 500 Portfolio ("FL4")

70,671

8,180,894

9,710,931

Fidelity VIP Money Market Portfolio ("FL5")

9,742,658

9,742,658

9,742,658

Fidelity VIP ContrafundTM Portfolio ("FL6")

102,323

2,185,217

2,714,616

Fidelity VIP Overseas Portfolio ("FL7")

200,086

2,747,361

3,489,491

Fidelity VIP Growth Portfolio ("FL8")

34,209

960,876

1,090,578

Franklin Templeton Variable Insurance Products Trust

Franklin Templeton Growth Securities Fund ("FTG")

52,068

571,273

668,036

Franklin Templeton Foreign Securities Fund ("FTI")

201,709

2,421,835

2,894,518

PIMCO Variable Insurance Trust

PIMCO High Yield Portfolio ("PHY")

120,437

973,416

1,011,668

PIMCO Emerging Markets Bond Portfolio ("PMB")

85,681

1,109,112

1,131,843

PIMCO Real Return Portfolio ("PRR")

111,262

1,409,191

1,437,509

PIMCO Total Return Portfolio ("PTR")

218,984

2,286,461

2,301,522

PIMCO Low Duration Fund ("PLD") [d]

334,611

3,459,023

3,446,489

Scudder Variable Insurance Trust Funds

Scudder Variable Insurance Trust Small Cap Index Fund ("SSC")

120,003

1,422,856

1,720,842

Scudder Variable Insurance Trust EAFE Equity Index ("SEE")

33,308

271,166

317,424

Scudder Variable Series II

SVS Dreman Small Cap Value Portfolio ("SCV") [d]

7,830

147,201

157,076

Delaware Variable Insurance Products Trust

VIP Growth Opportunities Series ("DGO") [d]

1,645

23,140

26,254

Dreyfus Investment Portfolios

MidCap Stock Portfolio ("DMC") [d]

127,552

1,963,071

2,247,472

Lord Abbett Series Fund, Inc.

Growth and Income Portfolio ("LA1") [d]

5,409

137,336

147,022

Mid-Cap Value Portfolio ("LA2") [d]

21,229

405,259

441,349

Oppenheimer Variable Account Funds

Capital Appreciation Fund ("OCF") [d]

5,949

212,980

220,046

Van Kampen Life Insurance Trust

LIT Growth & Income Portfolio ("VGI") [d]

8,327

147,812

160,876

T. Rowe Price Equity Series, Inc.

T.Rowe Price Blue Chip Growth Portfolio ("TBC") [d]

201,395

1,627,633

1,830,682

Net Assets:

$80,859,944

$ 91,259,372

[a]  Effective May 1, 2002, the following funds names changed from Aim V.I. Growth and Income, Aim V.I. International Equity and Aim V.I. Value Fund to Aim V.I. Core Equity, Aim V.I. International Growth and Aim V.I. Premier Equity Fund, respectively

[b] Effective May 1, 2003, Alliance Variable Products Series Fund, Inc. is renamed to AllianceBernstein Variable Product Series Fund, Inc.

[c]  The Board of Trustees of Sun Capital Advisers Trust voted to terminate and liquidate these funds, effective August 6, 2004. Investments held in these funds on the date of liquidation were transferred to the Fidelity VIP Money Market Portfolio.

[d] The effective date of these investment options in Variable Account I is August 6, 2004.

[e] As of August 6, 2004, AIM V.I. Core Equity Fund, AIM V.I. Growth Fund, AIM V.I. Premier Equity Fund, AllianceBernstein VP Technology Portfolio, INVESCO VIF Dynamics Fund, INVESCO VIF Small Company Growth Fund, MFS/Sun Life Capital Appreciation Series and MFS/Sun Life Emerging GrowthSeries were no longer open to new premium or transfers.

[f] Effective October 15, 2004, INVESCO Variable Investment Funds, Inc. is renamed AIM Variable Insurance Funds.  INVESCO VIF Dynamics Fund is renamed AIM V.I. Dynamics Fund and INVESCO VIF Small Company Growth Fund is renamed AIM V.I. Small Company Growth Fund.

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account I

Statements of Condition - December 31, 2004 - continued

Net Assets Applicable to Contract Owners:

Units

Value

Futurity Variable Universal Life Contracts:

AIM Variable Insurance Funds, Inc.

V.I. Capital Appreciation Fund ("AIM1")

111,629

$ 979,175

V.I. Growth Fund ("AIM2") [e]

112,323

760,747

V.I. Core Equity Fund ("AIM3") [a] [e]

153,704

1,297,259

V.I. International Growth Fund ("AIM4") [a]

191,021

2,068,325

V.I. Premier Equity Fund ("AIM5") [a] [e]

108,115

869,052

The Alger American Fund

Growth Portfolio ("AL1")

67,519

515,807

Income and Growth Portfolio ("AL2")

51,380

461,602

Small Capitalization Portfolio ("AL3")

15,537

140,158

Mid Cap Growth Portfolio ("AL4") [d]

3,770

47,492

Goldman Sachs Variable Insurance Trust

CORE Small Cap Equity Fund ("GS2")

19,335

324,935

CORE US Equity Fund ("GS3")

123,496

1,210,680

Growth and Income Fund ("GS4")

35,174

391,361

International Equity Fund ("GS5")

107,191

1,002,357

Mid Cap Value Fund ("GS8") [d]

38,922

468,562

MFS/Sun Life Series Trust

Capital Appreciation Series ("CAS") [e]

58,760

456,379

Massachusetts Investors Trust Series ("CGS")

255,401

2,402,768

Emerging Growth Series ("EGS") [e]

91,072

695,166

Government Securities Series ("GSS")

207,719

2,578,231

High Yield Series ("HYS")

172,603

2,274,083

Massachusetts Investors Growth Stock Series ("MIS")

147,809

1,179,938

New Discovery Series ("NWD")

114,708

1,085,097

Total Return Series ("TRS")

338,880

4,287,717

Utilities Series ("UTS")

70,699

808,395

Value Series ("EIS") [d]

28,237

327,493

OCC Accumulation Trust

Equity Portfolio ("OP1")

51,267

610,685

Mid Cap Portfolio ("OP2")

6,314

139,580

Small Cap Portfolio ("OP3")

22,473

440,215

Managed Portfolio ("OP4")

2,258

25,755

Sun Capital Advisers Trust

Sun Capital Money Market Fund ("SCA1")

158,525

1,743,749

Sun Capital Investment Grade Bond Fund ("SCA2")

135,296

1,768,092

Sun Capital Real Estate Fund ("SCA3")

122,604

2,650,303

Sun Capital Select Equity Fund ("SCA4") [c]

-

-

Sun Capital Blue Chip Mid-Cap Fund ("SCA5")

153,718

2,164,285

Sun Capital Investors Foundation Fund ("SCA6") [c]

-

-

Sun Capital Davis Venture Value Fund ("SCA7")

193,725

2,137,277

Sun Capital Davis Financial Fund ("SCA8") [c]

-

-

Sun Capital Value Equity Fund ("SCA9") [c]

-

-

Sun Capital Value Mid Cap Fund ("SCA ") [c]

-

-

Sun Capital Value Small Cap Fund ("SCB")

136,275

1,811,446

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account I

Statements of Condition - December 31, 2004 - continued

Net Assets Applicable to Contract Owners:

Units

Value

Sun Capital Advisers Trust

Sun Capital Value Managed Fund ("SCC") [c]

-

-

Sun Capital Neuberger Berman Mid Cap Value Fund ("SCH") [c]

-

-

Sun Capital Neuberger Berman Mid Cap Growth Fund ("SCI") [c]

-

-

Sun Capital Alger Growth Fund ("SCJ") [c]

-

-

Sun Capital Alger Income and Growth Fund ("SCK") [c]

-

-

Sun Capital Alger Small Capitalization Fund ("SCL") [c]

-

-

Sun Capital All Cap Fund ("SCM")

6,521

90,356

AIM Variable Insurance Funds, Inc. [f]

V.I. Dynamics Fund ("IV1") [e] [f]

38,477

315,286

V.I. Small Company Growth Fund ("IV2") [e] [f]

50,367

435,311

AllianceBernstein Variable Product Series Fund, Inc. [b]

VP Technology Portfolio ("AN2") [e]

31,810

213,926

VP Growth and Income Portfolio ("AN3")

294,980

3,041,247

Fidelity Variable Insurance Products Fund

Fidelity VIP Index 500 Portfolio ("FL4")

1,007,408

9,765,021

Fidelity VIP Money Market Portfolio ("FL5")

918,254

9,703,636

Fidelity VIP ContrafundTM Portfolio ("FL6")

219,538

2,736,419

Fidelity VIP Overseas Portfolio ("FL7")

331,343

3,473,292

Fidelity VIP Growth Portfolio ("FL8")

135,289

1,090,579

Franklin Templeton Variable Insurance Products Trust

Franklin Templeton Growth Securities Fund ("FTG")

40,990

668,030

Franklin Templeton Foreign Securities Fund ("FTI")

176,214

2,896,736

PIMCO Variable Insurance Trust

PIMCO High Yield Portfolio ("PHY")

69,113

1,011,927

PIMCO Emerging Markets Bond Portfolio ("PMB")

65,676

1,131,673

PIMCO Real Return Portfolio ("PRR")

119,846

1,437,641

PIMCO Total Return Portfolio ("PTR")

202,924

2,292,255

PIMCO Low Duration Fund ("PLD") [d]

345,073

3,468,358

Scudder Variable Insurance Trust Funds

Scudder Variable Insurance Trust Small Cap Index Fund ("SSC")

94,502

1,720,509

Scudder Variable Insurance Trust EAFE Equity Index ("SEE")

19,301

317,006

Scudder Variable Series II

SVS Dreman Small Cap Value Portfolio ("SCV") [d]

12,881

157,077

Delaware Variable Insurance Products Trust

VIP Growth Opportunities Series ("DGO") [d]

2,104

26,255

Dreyfus Investment Portfolios

MidCap Stock Portfolio ("DMC") [d]

186,541

2,254,469

Lord Abbett Series Fund, Inc.

Growth and Income Portfolio ("LA1") [d]

12,583

147,022

Mid-Cap Value Portfolio ("LA2") [d]

36,437

441,350

Oppenheimer Variable Account Funds

Capital Appreciation Fund ("OCF") [d]

19,488

220,045

Van Kampen Life Insurance Trust

LIT Growth & Income Portfolio ("VGI") [d]

13,856

160,875

T. Rowe Price Equity Series, Inc.

T.Rowe Price Blue Chip Growth Portfolio ("TBC") [d]

157,775

1,830,113

Net Assets Applicable to Contract Owners

$ 91,170,580

Net Assets Applicable to Sponsor

$ 88,792

Total Net Assets

$ 91,259,372

[a]  Effective May 1, 2002, the following funds names changed from Aim V.I. Growth and Income, Aim V.I. International Equity and Aim V.I. Value Fund to Aim V.I. Core Equity, Aim V.I. International Growth and Aim V.I. Premier Equity Fund, respectively

[b] Effective May 1, 2003, Alliance Variable Products Series Fund, Inc. is renamed to AllianceBernstein Variable Product Series Fund, Inc.

[c]  The Board of Trustees of Sun Capital Advisers Trust voted to terminate and liquidate these funds, effective August 6, 2004. Investments held in these funds on the date of liquidation were transferred to the Fidelity VIP Money Market Portfolio.

[d] The effective date of these investment options in Variable Account I is August 6, 2004.

[e] As of August 6, 2004, AIM V.I. Core Equity Fund, AIM V.I. Growth Fund, AIM V.I. Premier Equity Fund, AllianceBernstein VP Technology Portfolio, INVESCO VIF Dynamics Fund, INVESCO VIF Small Company Growth Fund, MFS/Sun Life Capital Appreciation Series and MFS/Sun Life Emerging GrowthSeries were no longer open to new premium or transfers.

[f] Effective October 15, 2004, INVESCO Variable Investment Funds, Inc. is renamed AIM Variable Insurance Funds.  INVESCO VIF Dynamics Fund is renamed AIM V.I. Dynamics Fund and INVESCO VIF Small Company Growth Fund is renamed AIM V.I. Small Company Growth Fund.

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account I

Statements of Operations - For the Year Ended December 31, 2004

AIM1

AIM2 [e]

AIM3 [e]

Sub-Account

Sub-Account

Sub-Account

Income:

Dividend income

$ -

$ -

$ 12,345

Realized and unrealized gains (losses) on investment transactions:

Realized gains (losses) on sale of fund shares

$ (7,537)

$ 12,305

$ (17,738)

Realized gain distributions

-

-

-

Net realized gains (losses)

$ (7,537)

$ 12,305

$ (17,738)

Change in unrealized appreciation (depreciation) during year

68,354

52,633

110,940

Increase (Decrease) in Net Assets from Operations

$ 60,817

$ 64,938

$ 105,547

AIM4

AIM5 [e]

AL1

Sub-Account

Sub-Account

Sub-Account

Income:

Dividend income

$ 11,896

$ 3,942

$ -

Realized and unrealized gains (losses) on investment transactions:

Realized gains (losses) on sale of fund shares

$ 176,639

$ (27,559)

$ (52,953)

Realized gain distributions

-

-

-

Net realized gains (losses)

$ 176,639

$ (27,559)

$ (52,953)

Change in unrealized appreciation (depreciation) during year

215,982

61,777

74,335

Increase (Decrease) in Net Assets from Operations

$ 404,517

$ 38,160

$ 21,382

AL2

AL3

AL4 [d]

Sub-Account

Sub-Account

Sub-Account

Income:

Dividend income

$ 2,972

$ -

$ -

Realized and unrealized gains (losses) on investment transactions:

Realized gains (losses) on sale of fund shares

$ (22,757)

$ 3,468

$ 139

Realized gain distributions

-

-

-

Net realized gains (losses)

$ (22,757)

$ 3,468

$ 139

Change in unrealized appreciation (depreciation) during year

47,859

17,088

4,765

Increase (Decrease) in Net Assets from Operations

$ 28,074

$ 20,556

$ 4,904

GS2

GS3

GS4

Sub-Account

Sub-Account

Sub-Account

Income:

Dividend income

$ 557

$ 12,505

$ 4,992

Realized and unrealized gains (losses) on investment transactions:

Realized gains (losses) on sale of fund shares

$ 9,246

$ 19,919

$ 7,373

Realized gain distributions

14,282

-

-

Net realized gains (losses)

$ 23,528

$ 19,919

$ 7,373

Change in unrealized appreciation (depreciation) during year

19,797

122,646

32,342

Increase (Decrease) in Net Assets from Operations

$ 43,882

$ 155,070

$ 44,707

[e] As of August 6, 2004, this fund was not open to new premiums or transfers.

[d] For the period August 6, 2004 (Commencement of operations of Sub-Account) through December 31, 2004.

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account I

Statements of Operations - For the Year Ended December 31, 2004 - continued

GS5

GS8 [d]

CAS [e]

Sub-Account

Sub-Account

Sub-Account

Income:

Dividend income

$ 10,239

$ 2,423

$ 282

Realized and unrealized gains (losses) on investment transactions:

Realized gains (losses) on sale of fund shares

11,076

406

(15,376)

Realized gain distributions

-

38,904

-

Net realized gains (losses)

$ 11,076

$ 39,310

$ (15,376)

Change in unrealized appreciation (depreciation) during year

124,213

5,781

60,681

Increase (Decrease) in Net Assets from Operations

$ 145,528

$ 47,514

$ 45,587

CGS

EGS [e]

GSS

Sub-Account

Sub-Account

Sub-Account

Income:

Dividend income

$ 18,279

$ -

$ 130,510

Realized and unrealized gains (losses) on investment transactions:

Realized gains (losses) on sale of fund shares

(13,008)

(24,508)

2,139

Realized gain distributions

-

-

-

Net realized gains (losses)

$ (13,008)

$ (24,508)

$ 2,139

Change in unrealized appreciation (depreciation) during year

266,193

100,025

(30,903)

Increase (Decrease) in Net Assets from Operations

$ 271,464

$ 75,517

$ 101,746

HYS

MIS

NWD

Sub-Account

Sub-Account

Sub-Account

Income:

Dividend income

$ 193,297

$ 693

$ -

Realized and unrealized gains (losses) on investment transactions:

Realized gains (losses) on sale of fund shares

35,808

(19,343)

(6,216)

Realized gain distributions

-

-

-

Net realized gains (losses)

$ 35,808

$ (19,343)

$ (6,216)

Change in unrealized appreciation (depreciation) during year

(17,402)

113,596

73,084

Increase (Decrease) in Net Assets from Operations

$ 211,703

$ 94,946

$ 66,868

TRS

UTS

EIS [d]

Sub-Account

Sub-Account

Sub-Account

Income:

Dividend income

$ 105,395

$ 11,892

$ -

Realized and unrealized gains (losses) on investment transactions:

Realized gains (losses) on sale of fund shares

55,924

17,399

1,607

Realized gain distributions

-

-

-

Net realized gains (losses)

$ 55,924

$ 17,399

$ 1,607

Change in unrealized appreciation (depreciation) during year

310,029

132,091

29,813

Increase (Decrease) in Net Assets from Operations

$ 471,348

$ 161,382

$ 31,420

[e] As of August 6, 2004, this fund was not open to new premiums or transfers.

[d] For the period August 6, 2004 (Commencement of operations of Sub-Account) through December 31, 2004.

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account I

Statements of Operations - For the Year Ended December 31, 2004 - continued

OP1

OP2

OP3

Sub-Account

Sub-Account

Sub-Account

Income:

Dividend income

$ 6,761

$ 147

$ 225

Realized and unrealized gains (losses) on investment transactions:

Realized gains (losses) on sale of fund shares

9,279

$ 11,716

$ 14,527

Realized gain distributions

-

23,391

-

Net realized gains (losses)

$ 9,279

$ 35,107

$ 14,527

Change in unrealized appreciation (depreciation) during year

54,866

(8,003)

60,857

Increase (Decrease) in Net Assets from Operations

$ 70,906

$ 27,251

$ 75,609

OP4

SCA1

SCA2

Sub-Account

Sub-Account

Sub-Account

Income:

Dividend income

$ 601

$ 12,100

$ 130,250

Realized and unrealized gains (losses) on investment transactions:

Realized gains (losses) on sale of fund shares

(661)

$ -

$ 107,014

Realized gain distributions

-

-

24,106

Net realized gains (losses)

$ (661)

$ -

$ 131,120

Change in unrealized appreciation (depreciation) during year

3,640

-

(92,667)

Increase (Decrease) in Net Assets from Operations

$ 3,580

$ 12,100

$ 168,703

SCA3

SCA4 [f]

SCA5

Sub-Account

Sub-Account

Sub-Account

Income:

Dividend income

$ 32,992

$ -

$ -

Realized and unrealized gains (losses) on investment transactions:

Realized gains (losses) on sale of fund shares

$ 115,443

$ 65,149

$ 324,285

Realized gain distributions

75,465

-

-

Net realized gains (losses)

$ 190,908

$ 65,149

$ 324,285

Change in unrealized appreciation (depreciation) during year

420,845

(81,196)

(122,706)

Increase (Decrease) in Net Assets from Operations

$ 644,745

$ (16,047)

$ 201,579

SCA6 [f]

SCA7

SCA8 [f]

Sub-Account

Sub-Account

Sub-Account

Income:

Dividend income

$ -

$ 10,456

$ 1,095

Realized and unrealized gains (losses) on investment transactions:

Realized gains (losses) on sale of fund shares

$ 33,304

$ 22,326

$ 18,841

Realized gain distributions

-

-

-

Net realized gains (losses)

$ 33,304

$ 22,326

$ 18,841

Change in unrealized appreciation (depreciation) during year

(36,199)

165,214

(24,090)

Increase (Decrease) in Net Assets from Operations

$ (2,895)

$ 197,996

$ (4,154)

[f] Effective August 6, 2004, this fund was terminated and liquidated.

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account I

Statements of Operations - For the Year Ended December 31, 2004 - continued

SC9 [f]

SCA [f]

SCB

Sub-Account

Sub-Account

Sub-Account

Income:

Dividend income

$ -

$ -

$ -

Realized and unrealized gains (losses) on investment transactions:

Realized gains (losses) on sale of fund shares

$ 259,996

$ 114,380

$ 216,206

Realized gain distributions

-

18,316

248,936

Net realized gains (losses)

$ 259,996

$ 132,696

$ 465,142

Change in unrealized appreciation (depreciation) during year

(240,848)

(118,862)

(270,267)

Increase (Decrease) in Net Assets from Operations

$ 19,148

$ 13,834

$ 194,875

SCC [f]

SCH [f]

SCI [f]

Sub-Account

Sub-Account

Sub-Account

Income:

Dividend income

$ 13

$ 128

$ -

Realized and unrealized gains (losses) on investment transactions:

Realized gains (losses) on sale of fund shares

$ 25,922

$ 113,902

$ 57,943

Realized gain distributions

-

12,946

-

Net realized gains (losses)

$ 25,922

$ 126,848

$ 57,943

Change in unrealized appreciation (depreciation) during year

(23,970)

(98,940)

(61,503)

Increase (Decrease) in Net Assets from Operations

$ 1,965

$ 28,036

$ (3,560)

SCJ [f]

SCK [f]

SCL [f]

Sub-Account

Sub-Account

Sub-Account

Income:

Dividend income

$ -

$ -

$ -

Realized and unrealized gains (losses) on investment transactions:

Realized gains (losses) on sale of fund shares

$ 130,579

$ 104,608

$ 39,814

Realized gain distributions

-

-

12,259

Net realized gains (losses)

$ 130,579

$ 104,608

$ 52,073

Change in unrealized appreciation (depreciation) during year

(256,745)

(117,293)

(67,243)

Increase (Decrease) in Net Assets from Operations

$ (126,166)

$ (12,685)

$ (15,170)

SCM

IV1 [e]

IV2 [e]

Sub-Account

Sub-Account

Sub-Account

Income:

Dividend income

$ 381

$ -

$ -

Realized and unrealized gains (losses) on investment transactions:

Realized gains (losses) on sale of fund shares

$ 48,064

$ 16,709

$ 24,921

Realized gain distributions

17,934

-

-

Net realized gains (losses)

$ 65,998

$ 16,709

$ 24,921

Change in unrealized appreciation (depreciation) during year

(78,043)

17,821

20,786

Increase (Decrease) in Net Assets from Operations

$ (11,664)

$ 34,530

$ 45,707

[f] Effective August 6, 2004, this fund was terminated and liquidated.

[e] As of August 6, 2004, this fund was not open to new premiums or transfers.

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account I

Statements of Operations - For the Year Ended December 31, 2004 - continued

AN2 [e]

AN3

FL4

Sub-Account

Sub-Account

Sub-Account

Income:

Dividend income

$ -

$ 11,921

$ 76,015

Realized and unrealized gains (losses) on investment transactions:

Realized gains (losses) on sale of fund shares

$ 18,502

$ 5,763

$ 7,936

Realized gain distributions

-

-

-

Net realized gains (losses)

$ 18,502

$ 5,763

$ 7,936

Change in unrealized appreciation (depreciation) during year

(14,204)

274,089

858,072

Increase (Decrease) in Net Assets from Operations

$ 4,298

$ 291,773

$ 942,023

FL5

FL6

FL7

Sub-Account

Sub-Account

Sub-Account

Income:

Dividend income

$ 96,486

$ 4,949

$ 17,955

Realized and unrealized gains (losses) on investment transactions:

Realized gains (losses) on sale of fund shares

$ 3

$ 123,599

$ 151,339

Realized gain distributions

-

-

-

Net realized gains (losses)

$ 3

$ 123,599

$ 151,339

Change in unrealized appreciation (depreciation) during year

-

232,317

312,524

Increase (Decrease) in Net Assets from Operations

$ 96,489

$ 360,865

$ 481,818

FL8

FTG

FTI

Sub-Account

Sub-Account

Sub-Account

Income:

Dividend income

$ 1,104

$ 5,511

$ 21,258

Realized and unrealized gains (losses) on investment transactions:

Realized gains (losses) on sale of fund shares

$ (7,637)

$ 11,188

$ 127,101

Realized gain distributions

-

-

-

Net realized gains (losses)

$ (7,637)

$ 11,188

$ 127,101

Change in unrealized appreciation (depreciation) during year

35,004

56,677

246,295

Increase (Decrease) in Net Assets from Operations

$ 28,471

$ 73,376

$ 394,654

PHY

PMB

PRR

Sub-Account

Sub-Account

Sub-Account

Income:

Dividend income

$ 46,638

$ 18,675

$ 11,567

Realized and unrealized gains (losses) on investment transactions:

Realized gains (losses) on sale of fund shares

$ 7,773

$ (542)

$ 17,695

Realized gain distributions

-

60,732

42,165

Net realized gains (losses)

$ 7,773

$ 60,190

$ 59,860

Change in unrealized appreciation (depreciation) during year

19,280

25,525

24,632

Increase (Decrease) in Net Assets from Operations

$ 73,691

$ 104,390

$ 96,059

[e] As of August 6, 2004, this fund was not open to new premiums or transfers.

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account I

Statements of Operations - For the Year Ended December 31, 2004 - continued

PTR

PLD [d]

SSC

Sub-Account

Sub-Account

Sub-Account

Income:

Dividend income

$ 37,484

$ 19,262

$ 1,289

Realized and unrealized gains (losses) on investment transactions:

Realized gains (losses) on sale of fund shares

$ 9,026

$ 20

$ 64,377

Realized gain distributions

33,006

10,229

-

Net realized gains (losses)

$ 42,032

$ 10,249

$ 64,377

Change in unrealized appreciation (depreciation) during year

17,539

(12,534)

208,163

Increase (Decrease) in Net Assets from Operations

$ 97,055

$ 16,977

$ 273,829

SEE

SCV [d]

DGO [d]

Sub-Account

Sub-Account

Sub-Account

Income:

Dividend income

$ 5,755

$ -

$ -

Realized and unrealized gains (losses) on investment transactions:

Realized gains (losses) on sale of fund shares

$ 6,668

$ 467

$ 96

Realized gain distributions

-

-

-

Net realized gains (losses)

$ 6,668

$ 467

$ 96

Change in unrealized appreciation (depreciation) during year

32,203

9,875

3,114

Increase (Decrease) in Net Assets from Operations

$ 44,626

$ 10,342

$ 3,210

DMC [d]

LA1 [d]

LA2 [d]

Sub-Account

Sub-Account

Sub-Account

Income:

Dividend income

$ 7,873

$ 1,062

$ 1,138

Realized and unrealized gains (losses) on investment transactions:

Realized gains (losses) on sale of fund shares

$ 13,721

$ 1,757

$ 1,456

Realized gain distributions

51,542

1,080

5,797

Net realized gains (losses)

$ 65,263

$ 2,837

$ 7,253

Change in unrealized appreciation (depreciation) during year

284,401

9,686

36,090

Increase (Decrease) in Net Assets from Operations

$ 357,537

$ 13,585

$ 44,481

OCF [d]

VGI [d]

TBC [d]

Sub-Account

Sub-Account

Sub-Account

Income:

Dividend income

$ -

$ -

$ 9,971

Realized and unrealized gains (losses) on investment transactions:

Realized gains (losses) on sale of fund shares

$ 1,408

$ 222

$ 4,163

Realized gain distributions

-

-

-

Net realized gains (losses)

$ 1,408

$ 222

$ 4,163

Change in unrealized appreciation (depreciation) during year

7,066

13,064

203,049

Increase (Decrease) in Net Assets from Operations

$ 8,474

$ 13,286

$ 217,183

[d] For the period August 6, 2004 (Commencement of operations of Sub-Account) through December 31, 2004.

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account I

Statement of Changes in Net Assets

AIM1

AIM2

Sub-Account

Sub-Account

Year Ended

Year Ended

Year Ended

Year Ended

December 31,

December 31,

December 31,

December 31,

2004

2003

2004 [e]

2003

Increase (Decrease) in net assets from operations:

Net investment income (loss)

$ -

$ -

$ -

$ -

Net realized gains (losses)

(7,537)

(57,202)

12,305

(53,131)

Net unrealized gains (losses)

68,354

245,345

52,633

290,617

Net Increase (Decrease) in net assets from operations

$ 60,817

$ 188,143

$ 64,938

$ 237,486

Contract Owner Transactions:

Accumulation Activity:

Purchase payments received

$ 180,617

$ 162,155

$ 89,312

$ 159,615

Net transfers between sub-accounts and fixed accounts

41,465

24,528

(172,946)

34,932

Withdrawals and surrenders

(4,987)

(34,698)

(47,273)

(142,427)

Mortality and expense risk charges

(4,849)

(3,946)

(5,736)

(5,250)

Charges for life insurance protection and monthly expense charge

(113,033)

(100,908)

(100,555)

(138,091)

Net increase (decrease) in net assets from contract owner activity

$ 99,213

$ 47,131

$ (237,198)

$ (91,221)

Total increase (decrease) in net assets

$ 160,030

$ 235,274

$ (172,260)

$ 146,265

Net Assets

Beginning of period

829,598

594,324

921,512

775,247

End of period

$ 989,628

$ 829,598

$ 749,252

$ 921,512

Unit Transactions:

Units Outstanding Beginning of Period

99,063

91,280

150,908

166,107

Units purchased

24,837

23,416

15,176

30,688

Units transferred between sub-accounts

5,702

3,547

(29,386)

4,812

Units withdrawn, surrendered, and cancelled for contract charges

(17,973)

(19,180)

(24,375)

(50,699)

Units Outstanding End of Period

111,629

99,063

112,323

150,908

AIM3

AIM4

Sub-Account

Sub-Account

Year Ended

Year Ended

Year Ended

Year Ended

December 31,

December 31,

December 31,

December 31,

2004 [e]

2003

2004

2003

Increase (Decrease) in net assets from operations:

Net investment income (loss)

$ 12,345

$ 12,508

$ 11,896

$ 9,403

Net realized gains (losses)

(17,738)

(49,945)

176,639

(149,671)

Net unrealized gains (losses)

110,940

296,663

215,982

583,995

Net Increase (Decrease) in net assets from operations

$ 105,547

$ 259,226

$ 404,517

$ 443,727

Contract Owner Transactions:

Accumulation Activity:

Purchase payments received

$ 107,319

$ 174,644

$ 323,757

$ 355,783

Net transfers between sub-accounts and fixed accounts

(147,840)

62,928

(438,181)

91,005

Withdrawals and surrenders

(150)

(49,456)

(9,068)

(207,618)

Mortality and expense risk charges

(7,518)

(6,428)

(11,036)

(9,578)

Charges for life insurance protection and monthly expense charge

(96,715)

(104,074)

(163,998)

(175,430)

Net increase (decrease) in net assets from contract owner activity

$ (144,904)

$ 77,614

$ (298,526)

$ 54,162

Total increase (decrease) in net assets

$ (39,357)

$ 336,840

$ 105,991

$ 497,889

Net Assets

Beginning of period

1,337,254

1,000,414

1,972,269

1,474,380

End of period

$ 1,297,897

$ 1,337,254

$ 2,078,260

$ 1,972,269

Unit Transactions:

Units Outstanding Beginning of Period

170,920

159,842

226,906

218,318

Units purchased

12,754

24,758

37,953

47,851

Units transferred between sub-accounts

(17,570)

8,767

(51,367)

13,616

Units withdrawn, surrendered, and cancelled for contract charges

(12,400)

(22,447)

(22,471)

(52,879)

Units Outstanding End of Period

153,704

170,920

191,021

226,906

[e] As of August 6, 2004, this fund was not open to new premiums or transfers.

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account I

Statement of Changes in Net Assets - continued

AIM5

AL1

Sub-Account

Sub-Account

Year Ended

Year Ended

Year Ended

Year Ended

December 31,

December 31,

December 31,

December 31,

2004 [e]

2003

2004

2003

Increase (Decrease) in net assets from operations:

Net investment income (loss)

$ 3,942

$ 2,457

$ -

$ -

Net realized gains (losses)

(27,559)

(52,295)

(52,953)

(97,513)

Net unrealized gains (losses)

61,777

216,447

74,335

263,969

Net Increase (Decrease) in net assets from operations

$ 38,160

$ 166,609

$ 21,382

$ 166,456

Contract Owner Transactions:

Accumulation Activity:

Purchase payments received

$ 57,014

$ 143,931

$ 63

$ 2,625

Net transfers between sub-accounts and fixed accounts

(3,360)

47,931

(74,688)

(91,782)

Withdrawals and surrenders

(3,953)

(54,706)

(3,437)

(10,611)

Mortality and expense risk charges

(5,612)

(4,531)

(3,359)

(3,227)

Charges for life insurance protection and monthly expense charge

(81,423)

(79,112)

(28,323)

(37,261)

Net increase (decrease) in net assets from contract owner activity

$ (37,334)

$ 53,513

$ (109,744)

$ (140,256)

Total increase (decrease) in net assets

$ 826

$ 220,122

$ (88,362)

$ 26,200

Net Assets

Beginning of period

868,442

648,320

606,767

580,567

End of period

$ 869,268

$ 868,442

$ 518,405

$ 606,767

Unit Transactions:

Units Outstanding Beginning of Period

114,028

106,705

82,632

105,755

Units purchased

8,989

20,861

8

-

Units transferred between sub-accounts

(530)

7,106

(10,104)

(15,547)

Units withdrawn, surrendered, and cancelled for contract charges

(14,372)

(20,644)

(5,017)

(7,576)

Units Outstanding End of Period

108,115

114,028

67,519

82,632

AL2

AL3

Sub-Account

Sub-Account

Year Ended

Year Ended

Year Ended

Year Ended

December 31,

December 31,

December 31,

December 31,

2004

2003

2004

2003

Increase (Decrease) in net assets from operations:

Net investment income (loss)

$ 2,972

$ 1,851

$ -

$ -

Net realized gains (losses)

(22,757)

(41,416)

3,468

(6,070)

Net unrealized gains (losses)

47,859

187,690

17,088

52,425

Net Increase (Decrease) in net assets from operations

$ 28,074

$ 148,125

$ 20,556

$ 46,355

Contract Owner Transactions:

Accumulation Activity:

Purchase payments received

$ (4)

$ 510

$ 2

$ 222

Net transfers between sub-accounts and fixed accounts

(108,267)

(25,983)

(3,409)

(16,088)

Withdrawals and surrenders

(2,380)

(18,169)

(410)

(4,710)

Mortality and expense risk charges

(3,611)

(3,759)

(809)

(792)

Charges for life insurance protection and monthly expense charge

(49,218)

(60,312)

(11,085)

(11,996)

Net increase (decrease) in net assets from contract owner activity

$ (163,480)

$ (107,713)

$ (15,711)

$ (33,364)

Total increase (decrease) in net assets

$ (135,406)

$ 40,412

$ 4,845

$ 12,991

Net Assets

Beginning of period

598,018

557,606

136,075

123,084

End of period

$ 462,612

$ 598,018

$ 140,920

$ 136,075

Unit Transactions:

Units Outstanding Beginning of Period

72,533

87,095

17,371

22,527

Units purchased

-

-

-

-

Units transferred between sub-accounts

(13,985)

(3,203)

(393)

(2,511)

Units withdrawn, surrendered, and cancelled for contract charges

(7,168)

(11,359)

(1,441)

(2,645)

Units Outstanding End of Period

51,380

72,533

15,537

17,371

[e] As of August 6, 2004, this fund was not open to new premiums or transfers.

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account I

Statement of Changes in Net Assets - continued

AL4

GS2

Sub-Account

Sub-Account

Year Ended

Year Ended

Year Ended

December 31,

December 31,

December 31,

2004 [d]

2004

2003

Increase (Decrease) in net assets from operations:

Net investment income (loss)

$ -

$ 557

$ 207

Net realized gains (losses)

139

23,528

2,787

Net unrealized gains (losses)

4,765

19,797

28,043

Net Increase (Decrease) in net assets from operations

$ 4,904

$ 43,882

$ 31,037

Contract Owner Transactions:

Accumulation Activity:

Purchase payments received

$ 783

$ 27,291

$ 22,373

Net transfers between sub-accounts and fixed accounts

42,963

160,058

3,578

Withdrawals and surrenders

-

(847)

(3,579)

Mortality and expense risk charges

(48)

(609)

(453)

Charges for life insurance protection and monthly expense charge

(1,110)

(12,536)

(12,258)

Net increase (decrease) in net assets from contract owner activity

$ 42,588

$ 173,357

$ 9,661

Total increase (decrease) in net assets

$ 47,492

$ 217,239

$ 40,698

Net Assets

Beginning of period

-

106,252

65,554

End of period

$ 47,492

$ 323,491

$ 106,252

Unit Transactions:

Units Outstanding Beginning of Period

-

7,278

6,414

Units purchased

69

1,870

1,979

Units transferred between sub-accounts

3,803

10,965

269

Units withdrawn, surrendered, and cancelled for contract charges

(102)

(778)

(1,384)

Units Outstanding End of Period

3,770

19,335

7,278

GS3

GS4

Sub-Account

Sub-Account

Year Ended

Year Ended

Year Ended

Year Ended

December 31,

December 31,

December 31,

December 31,

2004

2003

2004

2003

Increase (Decrease) in net assets from operations:

Net investment income (loss)

$ 12,505

$ 2,568

$ 4,992

$ 1,829

Net realized gains (losses)

19,919

(6,842)

7,373

(4,123)

Net unrealized gains (losses)

122,646

82,452

32,342

31,164

Net Increase (Decrease) in net assets from operations

$ 155,070

$ 78,178

$ 44,707

$ 28,870

Contract Owner Transactions:

Accumulation Activity:

Purchase payments received

$ 115,488

$ 101,184

$ 64,260

$ 64,142

Net transfers between sub-accounts and fixed accounts

619,282

42,189

149,427

10,711

Withdrawals and surrenders

(6,909)

-

(3,075)

(10,192)

Mortality and expense risk charges

(2,691)

(1,633)

(936)

(705)

Charges for life insurance protection and monthly expense charge

(52,539)

(29,591)

(27,860)

(25,077)

Net increase (decrease) in net assets from contract owner activity

$ 672,631

$ 112,149

$ 181,816

$ 38,879

Total increase (decrease) in net assets

$ 827,701

$ 190,327

$ 226,523

$ 67,749

Net Assets

Beginning of period

403,621

213,294

164,679

96,930

End of period

$ 1,231,322

$ 403,621

$ 391,202

$ 164,679

Unit Transactions:

Units Outstanding Beginning of Period

46,161

31,668

17,603

12,714

Units purchased

13,636

13,026

6,170

8,089

Units transferred between sub-accounts

73,118

5,532

14,348

1,264

Units withdrawn, surrendered, and cancelled for contract charges

(9,419)

(4,065)

(2,947)

(4,464)

Units Outstanding End of Period

123,496

46,161

35,174

17,603
[d] For the period August 6, 2004 (Commencement of operations of Sub-Account) through December 31, 2004.

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account I

Statement of Changes in Net Assets - continued
	GS5		GS8
	Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2004	2003	2004 [d]
Increase (Decrease) in net assets from operations:
Net investment income (loss)	$ 10,239	$ 18,647	$ 2,423
Net realized gains (losses)	11,076	(20,765)	39,310
Net unrealized gains (losses)	124,213	141,830	5,781
Net Increase (Decrease) in net assets from operations	$ 145,528	$ 139,712	$ 47,514
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$ 133,091	$ 110,302	$ 16,165
Net transfers between sub-accounts and fixed accounts	248,843	18,800	414,646
Withdrawals and surrenders	(7,863)	(3,261)	-
Mortality and expense risk charges	(2,697)	(2,126)	(327)
Charges for life insurance protection and monthly expense charge	(68,916)	(56,174)	(9,180)
Net increase (decrease) in net assets from contract owner activity	$ 302,458	$ 67,541	$ 421,304
Total increase (decrease) in net assets	$ 447,986	$ 207,253	$ 468,818
Net Assets
Beginning of period	545,667	338,414	-
End of period	$ 993,653	$ 545,667	$ 468,818

Unit Transactions:
Units Outstanding Beginning of Period	64,158	53,887	-
Units purchased	18,444	16,182	1,494
Units transferred between sub-accounts	34,487	2,503	38,329
Units withdrawn, surrendered, and cancelled for contract charges	(9,898)	(8,414)	(901)
Units Outstanding End of Period	107,191	64,158	38,922

	CAS		CGS
	Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2004 [e]	2003	2004	2003
Increase (Decrease) in net assets from operations:
Net investment income (loss)	$ 282	$ -	$ 18,279	$ 15,192
Net realized gains (losses)	(15,376)	(104,316)	(13,008)	(23,022)
Net unrealized gains (losses)	60,681	192,039	266,193	312,525
Net Increase (Decrease) in net assets from operations	$ 45,587	$ 87,723	$ 271,464	$ 304,695
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$ 35,251	$ 60,698	$ 236,375	$ 211,114
Net transfers between sub-accounts and fixed accounts	(10,531)	14,885	317,935	139,413
Withdrawals and surrenders	(2,326)	(9,484)	(9,451)	(6,791)
Mortality and expense risk charges	(2,668)	(2,087)	(10,396)	(8,138)
Charges for life insurance protection and monthly expense charge	(40,938)	(39,147)	(127,919)	(105,992)
Net increase (decrease) in net assets from contract owner activity	$ (21,212)	$ 24,865	$ 406,544	$ 229,606
Total increase (decrease) in net assets	$ 24,375	$ 112,588	$ 678,008	$ 534,301
Net Assets
Beginning of period	432,816	320,228	1,718,929	1,184,628
End of period	$ 457,191	$ 432,816	$ 2,396,937	$ 1,718,929

Unit Transactions:
Units Outstanding Beginning of Period	61,954	58,126	202,404	171,309
Units purchased	5,238	10,319	30,395	28,782
Units transferred between sub-accounts	(1,565)	1,514	40,884	18,605
Units withdrawn, surrendered, and cancelled for contract charges	(6,867)	(8,005)	(18,282)	(16,292)
Units Outstanding End of Period	58,760	61,954	255,401	202,404

[d] For the period August 6, 2004 (Commencement of operations of Sub-Account) through December 31, 2004.

[e] As of August 6, 2004, this fund was not open to new premiums or transfers.

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account I

Statement of Changes in Net Assets - continued
	EGS		GSS
	Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2004 [e]	2003	2004	2003
Increase (Decrease) in net assets from operations:
Net investment income (loss)	$ -	$ -	$ 130,510	$ 103,023
Net realized gains (losses)	(24,508)	(156,335)	2,139	25,525
Net unrealized gains (losses)	100,025	382,388	(30,903)	(76,228)
Net Increase (Decrease) in net assets from operations	$ 75,517	$ 226,053	$ 101,746	$ 52,320
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$ 90,319	$ 155,110	$ 361,548	$ 489,678
Net transfers between sub-accounts and fixed accounts	(243,952)	(48,667)	(225,622)	135,060
Withdrawals and surrenders	(26,257)	(69,219)	(17,927)	(37,130)
Mortality and expense risk charges	(4,779)	(4,829)	(16,454)	(14,373)
Charges for life insurance protection and monthly expense charge	(78,191)	(97,531)	(217,959)	(249,449)
Net increase (decrease) in net assets from contract owner activity	$ (262,860)	$ (65,136)	$ (116,414)	$ 323,786
Total increase (decrease) in net assets	$ (187,343)	$ 160,917	$ (14,668)	$ 376,106
Net Assets
Beginning of period	884,942	724,025	2,605,822	2,229,716
End of period	$ 697,599	$ 884,942	$ 2,591,154	$ 2,605,822

Unit Transactions:
Units Outstanding Beginning of Period	131,684	141,341	216,241	188,842
Units purchased	13,879	26,788	23,221	40,623
Units transferred between sub-accounts	(37,487)	(7,571)	(14,491)	11,348
Units withdrawn, surrendered, and cancelled for contract charges	(17,004)	(28,874)	(17,252)	(24,572)
Units Outstanding End of Period	91,072	131,684	207,719	216,241

	HYS		MIS
	Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003
Increase (Decrease) in net assets from operations:
Net investment income (loss)	$ 193,297	$ 173,049	$ 693	$ -
Net realized gains (losses)	35,808	(10,037)	(19,343)	(43,909)
Net unrealized gains (losses)	(17,402)	245,860	113,596	186,441
Net Increase (Decrease) in net assets from operations	$ 211,703	$ 408,872	$ 94,946	$ 142,532
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$ 391,739	$ 326,944	$ 246,261	$ 230,734
Net transfers between sub-accounts and fixed accounts	(505,068)	250,720	45,897	201,497
Withdrawals and surrenders	(20,514)	(83,668)	(13,944)	(34,106)
Mortality and expense risk charges	(13,336)	(11,615)	(5,932)	(4,073)
Charges for life insurance protection and monthly expense charge	(192,244)	(190,515)	(104,987)	(100,631)
Net increase (decrease) in net assets from contract owner activity	$ (339,423)	$ 291,866	$ 167,295	$ 293,421
Total increase (decrease) in net assets	$ (127,720)	$ 700,738	$ 262,241	$ 435,953
Net Assets
Beginning of period	2,412,533	1,711,795	916,701	480,748
End of period	$ 2,284,813	$ 2,412,533	$ 1,178,942	$ 916,701

Unit Transactions:
Units Outstanding Beginning of Period	200,016	172,449	126,687	81,106
Units purchased	30,817	30,416	30,758	36,476
Units transferred between sub-accounts	(39,732)	23,328	5,732	29,602
Units withdrawn, surrendered, and cancelled for contract charges	(18,498)	(26,177)	(15,368)	(20,497)
Units Outstanding End of Period	172,603	200,016	147,809	126,687

[e] As of August 6, 2004, this fund was not open to new premiums or transfers.

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account I

Statement of Changes in Net Assets - continued
	NWD		TRS
	Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003
Increase (Decrease) in net assets from operations:
Net investment income (loss)	$ -	$ -	$ 105,395	$ 103,805
Net realized gains (losses)	(6,216)	(11,111)	55,924	(90,731)
Net unrealized gains (losses)	73,084	263,682	310,029	520,381
Net Increase (Decrease) in net assets from operations	$ 66,868	$ 252,571	$ 471,348	$ 533,455
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$ 203,266	$ 146,109	$ 447,118	$ 387,557
Net transfers between sub-accounts and fixed accounts	(82,511)	187,060	(138,797)	647,147
Withdrawals and surrenders	(7,571)	(2,881)	(52,596)	(83,701)
Mortality and expense risk charges	(6,023)	(4,735)	(23,967)	(18,340)
Charges for life insurance protection and monthly expense charge	(110,763)	(76,387)	(307,168)	(264,942)
Net increase (decrease) in net assets from contract owner activity	$ (3,602)	$ 249,166	$ (75,410)	$ 667,721
Total increase (decrease) in net assets	$ 63,266	$ 501,737	$ 395,938	$ 1,201,176
Net Assets
Beginning of period	1,034,100	532,363	3,898,705	2,697,529
End of period	$ 1,097,366	$ 1,034,100	$ 4,294,643	$ 3,898,705

Unit Transactions:
Units Outstanding Beginning of Period	116,920	79,180	344,082	274,812
Units purchased	63,916	19,007	28,685	38,908
Units transferred between sub-accounts	(25,945)	29,530	(8,905)	65,280
Units withdrawn, surrendered, and cancelled for contract charges	(40,183)	(10,797)	(24,982)	(34,918)
Units Outstanding End of Period	114,708	116,920	338,880	344,082

	UTS		EIS
	Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2004	2003	2004 [d]
Increase (Decrease) in net assets from operations:
Net investment income (loss)	$ 11,892	$ 16,836	$ -
Net realized gains (losses)	17,399	(110,401)	1,607
Net unrealized gains (losses)	132,091	229,338	29,813
Net Increase (Decrease) in net assets from operations	$ 161,382	$ 135,773	$ 31,420
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$ 124,880	$ 107,212	$ 1,903
Net transfers between sub-accounts and fixed accounts	71,980	(15,520)	304,874
Withdrawals and surrenders	10,176	(3,439)	-
Mortality and expense risk charges	(3,158)	(2,426)	(184)
Charges for life insurance protection and monthly expense charge	(54,637)	(46,787)	(10,235)
Net increase (decrease) in net assets from contract owner activity	$ 149,241	$ 39,040	$ 296,358
Total increase (decrease) in net assets	$ 310,623	$ 174,813	$ 327,778
Net Assets
Beginning of period	483,470	308,657	-
End of period	$ 794,093	$ 483,470	$ 327,778

Unit Transactions:
Units Outstanding Beginning of Period	57,320	47,288	-
Units purchased	10,123	16,664	182
Units transferred between sub-accounts	5,834	89	29,074
Units withdrawn, surrendered, and cancelled for contract charges	(2,578)	(6,721)	(1,019)
Units Outstanding End of Period	70,699	57,320	28,237

[d] For the period August 6, 2004 (Commencement of operations of Sub-Account) through December 31, 2004.

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account I

Statement of Changes in Net Assets - continued
	OP1		OP2
	Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003
Increase (Decrease) in net assets from operations:
Net investment income (loss)	$ 6,761	$ 8,293	$ 147	$ -
Net realized gains (losses)	9,279	(4,804)	35,107	15,950
Net unrealized gains (losses)	54,866	157,013	(8,003)	28,773
Net Increase (Decrease) in net assets from operations	$ 70,906	$ 160,502	$ 27,251	$ 44,723
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$ (793)	$ 14	$ 4	$ 262
Net transfers between sub-accounts and fixed accounts	(148,064)	(791)	(26,765)	(150)
Withdrawals and surrenders	-	(8,846)	(22,871)	(25,658)
Mortality and expense risk charges	(3,662)	(3,238)	(537)	(506)
Charges for life insurance protection and monthly expense charge	(17,012)	(20,838)	(13,487)	(17,000)
Net increase (decrease) in net assets from contract owner activity	$ (169,531)	$ (33,699)	$ (63,656)	$ (43,052)
Total increase (decrease) in net assets	$ (98,625)	$ 126,803	$ (36,405)	$ 1,671
Net Assets
Beginning of period	709,708	582,905	173,097	171,426
End of period	$ 611,083	$ 709,708	$ 136,692	$ 173,097

Unit Transactions:
Units Outstanding Beginning of Period	66,493	70,029	9,543	12,424
Units purchased	(72)	-	-	-
Units transferred between sub-accounts	(13,344)	(106)	(1,440)	(11)
Units withdrawn, surrendered, and cancelled for contract charges	(1,810)	(3,430)	(1,789)	(2,870)
Units Outstanding End of Period	51,267	66,493	6,314	9,543

	OP3		OP4
	Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003
Increase (Decrease) in net assets from operations:
Net investment income (loss)	$ 225	$ 213	$ 601	$ 764
Net realized gains (losses)	14,527	(6,703)	(661)	(1,985)
Net unrealized gains (losses)	60,857	153,459	3,640	9,021
Net Increase (Decrease) in net assets from operations	$ 75,609	$ 146,969	$ 3,580	$ 7,800
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$ (348)	$ (10)	$ -	$ 110
Net transfers between sub-accounts and fixed accounts	(88,491)	(1,594)	(14,332)	-
Withdrawals and surrenders	(1,118)	(19,030)	-	(3,919)
Mortality and expense risk charges	(2,661)	(2,210)	(232)	(223)
Charges for life insurance protection and monthly expense charge	(17,584)	(19,832)	(3,117)	(4,066)
Net increase (decrease) in net assets from contract owner activity	$ (110,202)	$ (42,676)	$ (17,681)	$ (8,098)
Total increase (decrease) in net assets	$ (34,593)	$ 104,293	$ (14,101)	$ (298)
Net Assets
Beginning of period	477,900	373,607	40,982	41,280
End of period	$ 443,307	$ 477,900	$ 26,881	$ 40,982

Unit Transactions:
Units Outstanding Beginning of Period	28,428	31,605	3,811	4,691
Units purchased	(19)	-	-	-
Units transferred between sub-accounts	(4,720)	(138)	(1,248)	-
Units withdrawn, surrendered, and cancelled for contract charges	(1,216)	(3,039)	(305)	(880)
Units Outstanding End of Period	22,473	28,428	2,258	3,811

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account I

Statement of Changes in Net Assets - continued
	SCA1		SCA2
	Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003
Increase (Decrease) in net assets from operations:
Net investment income (loss)	$ 12,100	$ 9,408	$ 130,250	$ 149,608
Net realized gains (losses)	-	-	131,120	8,178
Net unrealized gains (losses)	-	-	(92,667)	100,579
Net Increase (Decrease) in net assets from operations	$ 12,100	$ 9,408	$ 168,703	$ 258,365
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$ 477,226	$ 735,010	$ 523,033	$ 563,559
Net transfers between sub-accounts and fixed accounts	48,532	15,948	(1,637,459)	163,763
Withdrawals and surrenders	(267,996)	(710,295)	(35,210)	(447,287)
Mortality and expense risk charges	(9,847)	(9,755)	(15,162)	(16,172)
Charges for life insurance protection and monthly expense charge	(88,291)	(125,911)	(243,434)	(307,627)
Net increase (decrease) in net assets from contract owner activity	$ 159,624	$ (95,003)	$ (1,408,232)	$ (43,764)
Total increase (decrease) in net assets	$ 171,724	$ (85,595)	$ (1,239,529)	$ 214,601
Net Assets
Beginning of period	1,571,196	1,656,791	3,058,482	2,843,881
End of period	$ 1,742,920	$ 1,571,196	$ 1,818,953	$ 3,058,482

Unit Transactions:
Units Outstanding Beginning of Period	107,943	151,139	250,179	252,822
Units purchased	148,150	32,795	41,286	46,429
Units transferred between sub-accounts	15,067	1,221	(129,255)	15,236
Units withdrawn, surrendered, and cancelled for contract charges	(112,635)	(77,212)	(26,914)	(64,308)
Units Outstanding End of Period	158,525	107,943	135,296	250,179

	SCA3		SCA4
	Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004 [f]	2003
Increase (Decrease) in net assets from operations:
Net investment income (loss)	$ 32,992	$ -	$ -	$ 1,388
Net realized gains (losses)	190,908	4,955	65,149	(67,267)
Net unrealized gains (losses)	420,845	355,688	(81,196)	204,888
Net Increase (Decrease) in net assets from operations	$ 644,745	$ 360,643	$ (16,047)	$ 139,009
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$ 287,320	$ 195,870	$ 76,429	$ 75,305
Net transfers between sub-accounts and fixed accounts	397,972	299,939	(498,711)	48,743
Withdrawals and surrenders	(29,241)	(111,075)	17,513	(230,884)
Mortality and expense risk charges	(10,116)	(6,171)	(2,595)	(2,987)
Charges for life insurance protection and monthly expense charge	(150,421)	(108,398)	(24,968)	(41,391)
Net increase (decrease) in net assets from contract owner activity	$ 495,514	$ 270,165	$ (432,332)	$ (151,214)
Total increase (decrease) in net assets	$ 1,140,259	$ 630,808	$ (448,379)	$ (12,205)
Net Assets
Beginning of period	1,523,491	892,683	448,379	460,584
End of period	$ 2,663,750	$ 1,523,491	$ -	$ 448,379

Unit Transactions:
Units Outstanding Beginning of Period	93,289	73,335	55,608	70,649
Units purchased	17,332	14,043	9,831	12,071
Units transferred between sub-accounts	24,007	22,482	(64,146)	7,419
Units withdrawn, surrendered, and cancelled for contract charges	(12,024)	(16,571)	(1,293)	(34,531)
Units Outstanding End of Period	122,604	93,289	-	55,608

[f] Effective August 6, 2004, this fund was terminated and liquidated.

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account I

Statement of Changes in Net Assets - continued
	SCA5		SCA6
	Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004 [f]	2003
Increase (Decrease) in net assets from operations:
Net investment income (loss)	$ -	$ -	$ -	$ 2,499
Net realized gains (losses)	324,285	(15,654)	33,304	(24,488)
Net unrealized gains (losses)	(122,706)	690,898	(36,199)	112,552
Net Increase (Decrease) in net assets from operations	$ 201,579	$ 675,244	$ (2,895)	$ 90,563
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$ 425,058	$ 389,305	$ 40,239	$ 63,561
Net transfers between sub-accounts and fixed accounts	(1,062,098)	324,228	(420,949)	(4,978)
Withdrawals and surrenders	(18,311)	(73,410)	11,009	(20,693)
Mortality and expense risk charges	(15,650)	(12,483)	(1,532)	(2,047)
Charges for life insurance protection and monthly expense charge	(209,067)	(210,871)	(13,511)	(21,343)
Net increase (decrease) in net assets from contract owner activity	$ (880,068)	$ 416,769	$ (384,744)	$ 14,500
Total increase (decrease) in net assets	$ (678,489)	$ 1,092,013	$ (387,639)	$ 105,063
Net Assets
Beginning of period	2,847,664	1,755,651	387,639	282,576
End of period	$ 2,169,175	$ 2,847,664	$ -	$ 387,639

Unit Transactions:
Units Outstanding Beginning of Period	237,573	193,905	45,776	41,906
Units purchased	40,180	38,084	4,788	10,162
Units transferred between sub-accounts	(100,398)	33,298	(50,084)	(815)
Units withdrawn, surrendered, and cancelled for contract charges	(23,637)	(27,714)	(480)	(5,477)
Units Outstanding End of Period	153,718	237,573	-	45,776

	SCA7		SCA8
	Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004 [f]	2003
Increase (Decrease) in net assets from operations:
Net investment income (loss)	$ 10,456	$ 5,682	$ 1,095	$ 446
Net realized gains (losses)	22,326	6,394	18,841	(844)
Net unrealized gains (losses)	165,214	255,423	(24,090)	29,996
Net Increase (Decrease) in net assets from operations	$ 197,996	$ 267,499	$ (4,154)	$ 29,598
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$ 278,980	$ 223,622	$ 5,632	$ 17,143
Net transfers between sub-accounts and fixed accounts	628,467	274,579	(157,905)	63,533
Withdrawals and surrenders	(11,314)	(1,082)	(307)	(3,227)
Mortality and expense risk charges	(8,391)	(5,091)	(576)	(544)
Charges for life insurance protection and monthly expense charge	(144,145)	(92,730)	(6,879)	(6,969)
Net increase (decrease) in net assets from contract owner activity	$ 743,597	$ 399,298	$ (160,035)	$ 69,936
Total increase (decrease) in net assets	$ 941,593	$ 666,797	$ (164,189)	$ 99,534
Net Assets
Beginning of period	1,194,587	527,790	164,189	64,655
End of period	$ 2,136,180	$ 1,194,587	$ -	$ 164,189

Unit Transactions:
Units Outstanding Beginning of Period	121,794	70,206	16,450	8,718
Units purchased	26,950	27,004	579	1,923
Units transferred between sub-accounts	60,710	36,228	(16,231)	7,055
Units withdrawn, surrendered, and cancelled for contract charges	(15,729)	(11,644)	(798)	(1,246)
Units Outstanding End of Period	193,725	121,794	-	16,450

[f] Effective August 6, 2004, this fund was terminated and liquidated.

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account I

Statement of Changes in Net Assets - continued
	SCA 9		SCA
	Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2004 [f]	2003	2004 [f]	2003
Increase (Decrease) in net assets from operations:
Net investment income (loss)	$ -	$ 12,977	$ -	$ 40,297
Net realized gains (losses)	259,996	(66,682)	132,696	2,615
Net unrealized gains (losses)	(240,848)	473,241	(118,862)	119,543
Net Increase (Decrease) in net assets from operations	$ 19,148	$ 419,536	$ 13,834	$ 162,455
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$ 218,212	$ 296,092	$ 120,912	$ 138,795
Net transfers between sub-accounts and fixed accounts	(1,923,566)	133,002	(829,217)	153,486
Withdrawals and surrenders	(10,609)	(118,946)	(11,533)	(13,345)
Mortality and expense risk charges	(6,714)	(8,876)	(2,880)	(2,994)
Charges for life insurance protection and monthly expense charge	(97,087)	(138,136)	(45,970)	(60,779)
Net increase (decrease) in net assets from contract owner activity	$ (1,819,764)	$ 163,136	$ (768,688)	$ 215,163
Total increase (decrease) in net assets	$ (1,800,616)	$ 582,672	$ (754,854)	$ 377,618
Net Assets
Beginning of period	1,800,616	1,217,944	754,854	377,236
End of period	$ -	$ 1,800,616	$ -	$ 754,854

Unit Transactions:
Units Outstanding Beginning of Period	203,736	183,140	61,580	40,571
Units purchased	24,430	38,378	9,686	13,729
Units transferred between sub-accounts	(215,357)	17,360	(66,429)	14,659
Units withdrawn, surrendered, and cancelled for contract charges	(12,809)	(35,142)	(4,837)	(7,379)
Units Outstanding End of Period	-	203,736	-	61,580

	SCB		SCC
	Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004 [f]	2003
Increase (Decrease) in net assets from operations:
Net investment income (loss)	$ -	$ 914	$ 13	$ 1,214
Net realized gains (losses)	465,142	(9,518)	25,922	(7,614)
Net unrealized gains (losses)	(270,267)	609,989	(23,970)	43,736
Net Increase (Decrease) in net assets from operations	$ 194,875	$ 601,385	$ 1,965	$ 37,336
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$ 404,666	$ 326,673	$ 62,448	$ 88,983
Net transfers between sub-accounts and fixed accounts	(819,801)	396,822	(223,681)	1,299
Withdrawals and surrenders	(23,584)	(75,843)	(1,016)	(10,424)
Mortality and expense risk charges	(12,190)	(9,569)	(744)	(814)
Charges for life insurance protection and monthly expense charge	(189,644)	(162,795)	(21,702)	(36,426)
Net increase (decrease) in net assets from contract owner activity	$ (640,553)	$ 475,288	$ (184,695)	$ 42,618
Total increase (decrease) in net assets	$ (445,678)	$ 1,076,673	$ (182,730)	$ 79,954
Net Assets
Beginning of period	2,265,709	1,189,036	182,730	102,776
End of period	$ 1,820,031	$ 2,265,709	$ -	$ 182,730

Unit Transactions:
Units Outstanding Beginning of Period	201,256	149,387	18,224	13,382
Units purchased	40,634	34,916	6,162	10,122
Units transferred between sub-accounts	(82,319)	43,483	(22,071)	170
Units withdrawn, surrendered, and cancelled for contract charges	(23,296)	(26,530)	(2,315)	(5,450)
Units Outstanding End of Period	136,275	201,256	-	18,224

[f] Effective August 6, 2004, this fund was terminated and liquidated.

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account I

Statement of Changes in Net Assets - continued
	SCH		SCI
	Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2004 [f]	2003	2004 [a]	2003
Increase (Decrease) in net assets from operations:
Net investment income (loss)	$ 128	$ 365	$ -	$ -
Net realized gains (losses)	126,848	(267)	57,943	(5,584)
Net unrealized gains (losses)	(98,940)	108,099	(61,503)	76,829
Net Increase (Decrease) in net assets from operations	$ 28,036	$ 108,197	$ (3,560)	$ 71,245
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$ 66,148	$ 95,710	$ 37,881	$ 37,045
Net transfers between sub-accounts and fixed accounts	(559,169)	161,221	(416,146)	194,846
Withdrawals and surrenders	(834)	(1,016)	-	(46)
Mortality and expense risk charges	(2,163)	(1,792)	(1,685)	(1,589)
Charges for life insurance protection and monthly expense charge	(36,202)	(40,740)	(19,505)	(21,744)
Net increase (decrease) in net assets from contract owner activity	$ (532,220)	$ 213,383	$ (399,455)	$ 208,512
Total increase (decrease) in net assets	$ (504,184)	$ 321,580	$ (403,015)	$ 279,757
Net Assets
Beginning of period	504,184	182,604	403,015	123,258
End of period	$ -	$ 504,184	$ -	$ 403,015

Unit Transactions:
Units Outstanding Beginning of Period	43,441	21,341	54,479	21,525
Units purchased	5,399	10,061	5,166	5,571
Units transferred between sub-accounts	(45,641)	16,489	(56,755)	30,960
Units withdrawn, surrendered, and cancelled for contract charges	(3,199)	(4,450)	(2,890)	(3,577)
Units Outstanding End of Period	-	43,441	-	54,479

	SCJ		SCK
	Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2004 [f]	2003	2004 [f]	2003
Increase (Decrease) in net assets from operations:
Net investment income (loss)	$ -	$ 5	$ -	$ 3,147
Net realized gains (losses)	130,579	(20,949)	104,608	(8,444)
Net unrealized gains (losses)	(256,745)	325,146	(117,293)	138,106
Net Increase (Decrease) in net assets from operations	$ (126,166)	$ 304,202	$ (12,685)	$ 132,809
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$ 243,915	$ 328,421	$ 130,168	$ 203,300
Net transfers between sub-accounts and fixed accounts	(1,469,023)	402,918	(777,453)	238,040
Withdrawals and surrenders	(26,510)	(11,456)	(6,753)	(23,341)
Mortality and expense risk charges	(5,621)	(5,632)	(2,468)	(2,605)
Charges for life insurance protection and monthly expense charge	(88,142)	(105,125)	(40,057)	(53,186)
Net increase (decrease) in net assets from contract owner activity	$ (1,345,381)	$ 609,126	$ (696,563)	$ 362,208
Total increase (decrease) in net assets	$ (1,471,547)	$ 913,328	$ (709,248)	$ 495,017
Net Assets
Beginning of period	1,471,547	558,219	709,248	214,231
End of period	$ -	$ 1,471,547	$ -	$ 709,248

Unit Transactions:
Units Outstanding Beginning of Period	145,623	73,980	69,992	27,454
Units purchased	26,401	37,738	13,080	24,163
Units transferred between sub-accounts	(159,006)	47,856	(78,120)	27,001
Units withdrawn, surrendered, and cancelled for contract charges	(13,018)	(13,951)	(4,952)	(8,626)
Units Outstanding End of Period	-	145,623	-	69,992

[f] Effective August 6, 2004, this fund was terminated and liquidated.

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account I

Statement of Changes in Net Assets - continued
	SCL		SCM
	Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2004 [f]	2003	2004	2003
Increase (Decrease) in net assets from operations:
Net investment income (loss)	$ -	$ -	$ 381	$ 1,854
Net realized gains (losses)	52,073	7,249	65,998	(5,398)
Net unrealized gains (losses)	(67,243)	69,597	(78,043)	83,513
Net Increase (Decrease) in net assets from operations	$ (15,170)	$ 76,846	$ (11,664)	$ 79,969
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$ 55,396	$ 70,979	$ 79,417	$ 23,424
Net transfers between sub-accounts and fixed accounts	(316,632)	73,981	(229,773)	61,423
Withdrawals and surrenders	(5,821)	(1,581)	(2,678)	(1,172)
Mortality and expense risk charges	(1,179)	(1,089)	(1,645)	(940)
Charges for life insurance protection and monthly expense charge	(20,924)	(25,101)	(24,185)	(12,484)
Net increase (decrease) in net assets from contract owner activity	$ (289,160)	$ 117,189	$ (178,864)	$ 70,251
Total increase (decrease) in net assets	$ (304,330)	$ 194,035	$ (190,528)	$ 150,220
Net Assets
Beginning of period	304,330	110,295	282,512	132,292
End of period	$ -	$ 304,330	$ 91,984	$ 282,512

Unit Transactions:
Units Outstanding Beginning of Period	27,562	14,223	24,634	17,505
Units purchased	5,280	8,158	7,990	2,728
Units transferred between sub-accounts	(30,181)	8,118	(23,118)	5,951
Units withdrawn, surrendered, and cancelled for contract charges	(2,661)	(2,937)	(2,985)	(1,550)
Units Outstanding End of Period	-	27,562	6,521	24,634

	IV1		IV2
	Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2004 [e]	2003	2004 [e]	2003
Increase (Decrease) in net assets from operations:
Net investment income (loss)	$ -	$ -	$ -	$ -
Net realized gains (losses)	16,709	(23,355)	24,921	(9,185)
Net unrealized gains (losses)	17,821	103,471	20,786	98,234
Net Increase (Decrease) in net assets from operations	$ 34,530	$ 80,116	$ 45,707	$ 89,049
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$ 54,603	$ 68,129	$ 78,142	$ 119,321
Net transfers between sub-accounts and fixed accounts	(25,303)	8,173	(29,701)	59,366
Withdrawals and surrenders	(2,231)	(2,231)	(4,774)	(170)
Mortality and expense risk charges	(1,777)	(1,365)	(2,452)	(1,722)
Charges for life insurance protection and monthly expense charge	(25,513)	(20,756)	(46,517)	(43,831)
Net increase (decrease) in net assets from contract owner activity	$ (221)	$ 51,950	$ (5,302)	$ 132,964
Total increase (decrease) in net assets	$ 34,309	$ 132,066	$ 40,405	$ 222,013
Net Assets
Beginning of period	280,977	148,911	394,856	172,843
End of period	$ 315,286	$ 280,977	$ 435,261	$ 394,856

Unit Transactions:
Units Outstanding Beginning of Period	38,780	28,387	51,985	30,392
Units purchased	74,748	12,262	23,934	19,737
Units transferred between sub-accounts	(34,638)	2,095	(9,097)	8,843
Units withdrawn, surrendered, and cancelled for contract charges	(40,413)	(3,964)	(16,455)	(6,987)
Units Outstanding End of Period	38,477	38,780	50,367	51,985

[f] Effective August 6, 2004, this fund was terminated and liquidated.

[e] As of August 6, 2004, this fund was not open to new premiums or transfers.

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account I

Statement of Changes in Net Assets - continued
	AN2		AN3
	Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2004 [e]	2003	2004	2003
Increase (Decrease) in net assets from operations:
Net investment income (loss)	$ -	$ -	$ 11,921	$ 6,485
Net realized gains (losses)	18,502	(30,675)	5,763	(23,651)
Net unrealized gains (losses)	(14,204)	85,856	274,089	262,643
Net Increase (Decrease) in net assets from operations	$ 4,298	$ 55,181	$ 291,773	$ 245,477
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$ 17,370	$ 30,007	$ 380,263	$ 250,907
Net transfers between sub-accounts and fixed accounts	(36,504)	85,539	1,315,578	346,360
Withdrawals and surrenders	(1,242)	(3,143)	(10,021)	(30,818)
Mortality and expense risk charges	(1,444)	(859)	(11,159)	(4,838)
Charges for life insurance protection and monthly expense charge	(19,091)	(16,891)	(203,285)	(142,170)
Net increase (decrease) in net assets from contract owner activity	$ (40,911)	$ 94,653	$ 1,471,376	$ 419,441
Total increase (decrease) in net assets	$ (36,613)	$ 149,834	$ 1,763,149	$ 664,918
Net Assets
Beginning of period	250,545	100,711	1,279,150	614,232
End of period	$ 213,932	$ 250,545	$ 3,042,299	$ 1,279,150

Unit Transactions:
Units Outstanding Beginning of Period	39,085	22,628	137,868	87,587
Units purchased	3,088	5,061	40,631	30,832
Units transferred between sub-accounts	(6,490)	15,176	140,567	41,609
Units withdrawn, surrendered, and cancelled for contract charges	(3,873)	(3,780)	(24,086)	(22,160)
Units Outstanding End of Period	31,810	39,085	294,980	137,868

	FL4		FL5
	Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003
Increase (Decrease) in net assets from operations:
Net investment income (loss)	$ 76,015	$ 38,935	$ 96,486	$ 74,694
Net realized gains (losses)	7,936	(163,704)	3	-
Net unrealized gains (losses)	858,072	1,119,207	-	-
Net Increase (Decrease) in net assets from operations	$ 942,023	$ 994,438	$ 96,489	$ 74,694
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$ 1,401,210	$ 680,749	$ 2,891,274	$ 3,175,069
Net transfers between sub-accounts and fixed accounts	2,655,257	1,696,843	(627,317)	(936,168)
Withdrawals and surrenders	(25,045)	(68,731)	(735,826)	(175,860)
Mortality and expense risk charges	(42,228)	(22,293)	(54,334)	(51,344)
Charges for life insurance protection and monthly expense charge	(656,902)	(290,190)	(829,053)	(1,087,049)
Net increase (decrease) in net assets from contract owner activity	$ 3,332,292	$ 1,996,378	$ 644,744	$ 924,648
Total increase (decrease) in net assets	$ 4,274,315	$ 2,990,816	$ 741,233	$ 999,342
Net Assets
Beginning of period	5,436,616	2,445,800	9,001,425	8,002,083
End of period	$ 9,710,931	$ 5,436,616	$ 9,742,658	$ 9,001,425

Unit Transactions:
Units Outstanding Beginning of Period	619,237	357,682	869,135	772,471
Units purchased	160,878	88,222	236,829	312,907
Units transferred between sub-accounts	304,858	223,465	(51,385)	(90,008)
Units withdrawn, surrendered, and cancelled for contract charges	(77,565)	(50,132)	(136,325)	(126,235)
Units Outstanding End of Period	1,007,408	619,237	918,254	869,135

[e] As of August 6, 2004, this fund was not open to new premiums or transfers.

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account I

Statement of Changes in Net Assets - continued
	FL6		FL7
	Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003
Increase (Decrease) in net assets from operations:
Net investment income (loss)	$ 4,949	$ 2,821	$ 17,955	$ 7,660
Net realized gains (losses)	123,599	(19,706)	151,339	(159,368)
Net unrealized gains (losses)	232,317	344,153	312,524	599,791
Net Increase (Decrease) in net assets from operations	$ 360,865	$ 327,268	$ 481,818	$ 448,083
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$ 407,223	$ 228,540	$ 466,180	$ 287,234
Net transfers between sub-accounts and fixed accounts	389,078	605,573	1,153,465	(46,464)
Withdrawals and surrenders	(3,583)	(1,776)	(8,947)	(22,563)
Mortality and expense risk charges	(13,185)	(6,559)	(12,527)	(7,672)
Charges for life insurance protection and monthly expense charge	(201,198)	(124,278)	(190,087)	(123,864)
Net increase (decrease) in net assets from contract owner activity	$ 578,335	$ 701,500	$ 1,408,084	$ 86,671
Total increase (decrease) in net assets	$ 939,200	$ 1,028,768	$ 1,889,902	$ 534,754
Net Assets
Beginning of period	1,775,416	746,648	1,599,589	1,064,835
End of period	$ 2,714,616	$ 1,775,416	$ 3,489,491	$ 1,599,589

Unit Transactions:
Units Outstanding Beginning of Period	164,605	88,676	172,921	165,090
Units purchased	37,448	23,731	52,961	39,372
Units transferred between sub-accounts	35,780	66,310	131,041	(10,309)
Units withdrawn, surrendered, and cancelled for contract charges	(18,295)	(14,112)	(25,580)	(21,232)
Units Outstanding End of Period	219,538	164,605	331,343	172,921

	FL8		FTG
	Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003
Increase (Decrease) in net assets from operations:
Net investment income (loss)	$ 1,104	$ 759	$ 5,511	$ 1,908
Net realized gains (losses)	(7,637)	(35,339)	11,188	5,647
Net unrealized gains (losses)	35,004	189,269	56,677	40,170
Net Increase (Decrease) in net assets from operations	$ 28,471	$ 154,689	$ 73,376	$ 47,725
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$ 184,015	$ 158,773	$ 66,475	$ 7,955
Net transfers between sub-accounts and fixed accounts	310,014	88,946	384,982	129,148
Withdrawals and surrenders	(4,941)	(48,118)	(275)	-
Mortality and expense risk charges	(5,530)	(3,120)	(2,923)	(664)
Units withdrawn, surrendered, and cancelled for contract charges	(96,188)	(80,551)	(34,705)	(6,665)
Net increase (decrease) in net assets from contract owner activity	$ 387,370	$ 115,930	$ 413,554	$ 129,774
Total increase (decrease) in net assets	$ 415,841	$ 270,619	$ 486,930	$ 177,499
Net Assets
Beginning of period	674,737	404,118	181,106	3,607
End of period	$ 1,090,578	$ 674,737	$ 668,036	$ 181,106

Unit Transactions:
Units Outstanding Beginning of Period	85,991	68,738	12,883	339
Units purchased	23,417	22,173	4,518	600
Units transferred between sub-accounts	39,453	13,815	26,165	12,558
Units withdrawn, surrendered, and cancelled for contract charges	(13,572)	(18,735)	(2,576)	(614)
Units Outstanding End of Period	135,289	85,991	40,990	12,883

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account I

Statement of Changes in Net Assets - continued
	FTI		PHY
	Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003
Increase (Decrease) in net assets from operations:
Net investment income (loss)	$ 21,258	$ 11,543	$ 46,638	$ 14,956
Net realized gains (losses)	127,101	2,388	7,773	8,093
Net unrealized gains (losses)	246,295	226,397	19,280	18,627
Net Increase (Decrease) in net assets from operations	$ 394,654	$ 240,328	$ 73,691	$ 41,676
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$ 340,089	$ 93,966	$ 90,136	$ 55,995
Net transfers between sub-accounts and fixed accounts	1,113,979	933,070	361,141	451,247
Withdrawals and surrenders	(9,183)	(2,333)	(465)	-
Mortality and expense risk charges	(11,121)	(3,544)	(4,179)	(1,260)
Units withdrawn, surrendered, and cancelled for contract charges	(148,935)	(51,634)	(50,428)	(18,809)
Net increase (decrease) in net assets from contract owner activity	$ 1,284,829	$ 969,525	$ 396,205	$ 487,173
Total increase (decrease) in net assets	$ 1,679,483	$ 1,209,853	$ 469,896	$ 528,849
Net Assets
Beginning of period	1,215,035	5,182	541,772	12,923
End of period	$ 2,894,518	$ 1,215,035	$ 1,011,668	$ 541,772

Unit Transactions:
Units Outstanding Beginning of Period	87,810	494	40,673	1,189
Units purchased	23,364	8,078	6,465	4,559
Units transferred between sub-accounts	76,532	84,037	25,907	36,512
Units withdrawn, surrendered, and cancelled for contract charges	(11,492)	(4,799)	(3,932)	(1,587)
Units Outstanding End of Period	176,214	87,810	69,113	40,673

	PMB		PRR
	Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003
Increase (Decrease) in net assets from operations:
Net investment income (loss)	$ 18,675	$ 1,272	$ 11,567	$ 8,572
Net realized gains (losses)	60,190	8,056	59,860	25,077
Net unrealized gains (losses)	25,525	(2,926)	24,632	2,680
Net Increase (Decrease) in net assets from operations	$ 104,390	$ 6,402	$ 96,059	$ 36,329
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$ 92,335	$ 13,611	$ 160,956	$ 56,485
Net transfers between sub-accounts and fixed accounts	913,000	46,058	501,769	676,095
Withdrawals and surrenders	(1,058)	-	(133)	-
Mortality and expense risk charges	(2,600)	(137)	(6,668)	(2,765)
Charges for life insurance protection and monthly expense charge	(40,324)	(1,724)	(90,318)	(26,870)
Net increase (decrease) in net assets from contract owner activity	$ 961,353	$ 57,808	$ 565,606	$ 702,945
Total increase (decrease) in net assets	$ 1,065,743	$ 64,210	$ 661,665	$ 739,274
Net Assets
Beginning of period	66,100	1,890	775,844	36,570
End of period	$ 1,131,843	$ 66,100	$ 1,437,509	$ 775,844

Unit Transactions:
Units Outstanding Beginning of Period	4,295	162	70,429	3,614
Units purchased	5,897	933	14,059	5,310
Units transferred between sub-accounts	58,303	3,329	43,830	64,276
Units withdrawn, surrendered, and cancelled for contract charges	(2,819)	(129)	(8,472)	(2,771)
Units Outstanding End of Period	65,676	4,295	119,846	70,429

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account I

Statement of Changes in Net Assets - continued
	PTR		PLD
	Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2004	2003	2004 [d]
Increase (Decrease) in net assets from operations:
Net investment income (loss)	$ 37,484	$ 20,168	$ 19,262
Net realized gains (losses)	42,032	14,432	10,249
Net unrealized gains (losses)	17,539	(4,394)	(12,534)
Net Increase (Decrease) in net assets from operations	$ 97,055	$ 30,206	$ 16,977
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$ 398,529	$ 183,657	$ 221,247
Net transfers between sub-accounts and fixed accounts	720,599	928,553	3,322,234
Withdrawals and surrenders	(8,629)	(10,421)	(5,271)
Mortality and expense risk charges	(11,930)	(4,543)	(6,241)
Units withdrawn, surrendered, and cancelled for contract charges	(201,545)	(68,438)	(102,457)
Net increase (decrease) in net assets from contract owner activity	$ 897,024	$ 1,028,808	$ 3,429,512
Total increase (decrease) in net assets	$ 994,079	$ 1,059,014	$ 3,446,489
Net Assets
Beginning of period	1,307,443	248,429	-
End of period	$ 2,301,522	$ 1,307,443	$ 3,446,489

Unit Transactions:
Units Outstanding Beginning of Period	122,353	24,233	-
Units purchased	36,161	18,382	22,121
Units transferred between sub-accounts	65,384	87,636	332,168
Units withdrawn, surrendered, and cancelled for contract charges	(20,974)	(7,898)	(9,216)
Units Outstanding End of Period	202,924	122,353	345,073

	SSC		SEE
	Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003 [j]
Increase (Decrease) in net assets from operations:
Net investment income (loss)	$ 1,289	$ 25	$ 5,755	$ 107
Net realized gains (losses)	64,377	1,813	6,668	233
Net unrealized gains (losses)	208,163	89,811	32,203	14,055
Net Increase (Decrease) in net assets from operations	$ 273,829	$ 91,649	$ 44,626	$ 14,395
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$ 124,325	$ 20,019	$ 42,696	$ 818
Net transfers between sub-accounts and fixed accounts	927,740	368,590	90,623	157,906
Withdrawals and surrenders	(809)	(392)	(172)	-
Mortality and expense risk charges	(5,130)	(1,143)	(1,338)	(173)
Units withdrawn, surrendered, and cancelled for contract charges	(71,712)	(8,529)	(30,090)	(1,867)
Net increase (decrease) in net assets from contract owner activity	$ 974,414	$ 378,545	$ 101,719	$ 156,684
Total increase (decrease) in net assets	$ 1,248,243	$ 470,194	$ 146,345	$ 171,079
Net Assets
Beginning of period	472,599	2,405	171,079	-
End of period	$ 1,720,842	$ 472,599	$ 317,424	$ 171,079

Unit Transactions:
Units Outstanding Beginning of Period	30,464	227	12,372	-
Units purchased	8,173	1,397	2,919	77
Units transferred between sub-accounts	60,988	29,557	6,196	12,462
Units withdrawn, surrendered, and cancelled for contract charges	(5,123)	(717)	(2,186)	(167)
Units Outstanding End of Period	94,502	30,464	19,301	12,372

[d] For the period August 6, 2004 (Commencement of operations of Sub-Account) through December 31, 2004.

[j] For the period April 7, 2003 (Commencement of operations of Sub-Account) through December 31, 2003.

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account I

Statement of Changes in Net Assets - continued
	SCV	DGO
	Sub-Account	Sub-Account
	Year Ended	Year Ended
	December 31,	December 31,
	2004 [d]	2004 [d]
Increase (Decrease) in net assets from operations:
Net investment income (loss)	$ -	$ -
Net realized gains (losses)	467	96
Net unrealized gains (losses)	9,875	3,114
Net Increase (Decrease) in net assets from operations	$ 10,342	$ 3,210
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$ 8,344	$ 1,091
Net transfers between sub-accounts and fixed accounts	141,332	22,869
Withdrawals and surrenders	-	-
Mortality and expense risk charges	(127)	(29)
Charges for life insurance protection and monthly expense charge	(2,815)	(887)
Net increase (decrease) in net assets from contract owner activity	$ 146,734	$ 23,044
Total increase (decrease) in net assets	$ 157,076	$ 26,254
Net Assets
Beginning of period	-	-
End of period	$ 157,076	$ 26,254

Unit Transactions:
Units Outstanding Beginning of Period	-	-
Units purchased	732	100
Units transferred between sub-accounts	12,407	2,088
Units withdrawn, surrendered, and cancelled for contract charges	(258)	(84)
Units Outstanding End of Period	12,881	2,104

	DMC	LA1
	Sub-Account	Sub-Account
	Year Ended	Year Ended
	December 31,	December 31,
	2004 [d]	2004 [d]
Increase (Decrease) in net assets from operations:
Net investment income (loss)	$ 7,873	$ 1,062
Net realized gains (losses)	65,263	2,837
Net unrealized gains (losses)	284,401	9,686
Net Increase (Decrease) in net assets from operations	$ 357,537	$ 13,585
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$ 142,486	$ 16,359
Net transfers between sub-accounts and fixed accounts	1,816,571	121,063
Withdrawals and surrenders	(5,071)	-
Mortality and expense risk charges	(3,853)	(234)
Charges for life insurance protection and monthly expense charge	(60,198)	(3,751)
Net increase (decrease) in net assets from contract owner activity	$ 1,889,935	$ 133,437
Total increase (decrease) in net assets	$ 2,247,472	$ 147,022
Net Assets
Beginning of period	-	-
End of period	$ 2,247,472	$ 147,022

Unit Transactions:
Units Outstanding Beginning of Period	-	-
Units purchased	14,020	1,543
Units transferred between sub-accounts	178,742	11,416
Units withdrawn, surrendered, and cancelled for contract charges	(6,221)	(376)
Units Outstanding End of Period	186,541	12,583

[d] For the period August 6, 2004 (Commencement of operations of Sub-Account) through December 31, 2004.

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account I

Statement of Changes in Net Assets - continued
	LA2	OCF
	Sub-Account	Sub-Account
	Year Ended	Year Ended
	December 31,	December 31,
	2004 [d]	2004 [d]
Increase (Decrease) in net assets from operations:
Net investment income (loss)	$ 1,138	$ -
Net realized gains (losses)	7,253	1,408
Net unrealized gains (losses)	36,090	7,066
Net Increase (Decrease) in net assets from operations	$ 44,481	$ 8,474
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$ 25,482	$ 5,630
Net transfers between sub-accounts and fixed accounts	378,551	208,701
Withdrawals and surrenders	-	-
Mortality and expense risk charges	(516)	(169)
Charges for life insurance protection and monthly expense charge	(6,649)	(2,590)
Net increase (decrease) in net assets from contract owner activity	$ 396,868	$ 211,572
Total increase (decrease) in net assets	$ 441,349	$ 220,046
Net Assets
Beginning of period	-	-
End of period	$ 441,349	$ 220,046

Unit Transactions:
Units Outstanding Beginning of Period	-	-
Units purchased	2,340	518
Units transferred between sub-accounts	34,755	19,224
Units withdrawn, surrendered, and cancelled for contract charges	(658)	(254)
Units Outstanding End of Period	36,437	19,488

	VGI	TBC
	Sub-Account	Sub-Account
	Year Ended	Year Ended
	December 31,	December 31,
	2004 [d]	2004 [d]
Increase (Decrease) in net assets from operations:
Net investment income (loss)	$ -	$ 9,971
Net realized gains (losses)	222	4,163
Net unrealized gains (losses)	13,064	203,049
Net Increase (Decrease) in net assets from operations	$ 13,286	$ 217,183
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$ 9,220	$ 108,824
Net transfers between sub-accounts and fixed accounts	142,795	1,559,798
Withdrawals and surrenders	-	(2,950)
Mortality and expense risk charges	(210)	(3,329)
Charges for life insurance protection and monthly expense charge	(4,215)	(48,844)
Net increase (decrease) in net assets from contract owner activity	$ 147,590	$ 1,613,499
Total increase (decrease) in net assets	$ 160,876	$ 1,830,682
Net Assets
Beginning of period	-	-
End of period	$ 160,876	$ 1,830,682

Unit Transactions:
Units Outstanding Beginning of Period	-	-
Units purchased	865	10,645
Units transferred between sub-accounts	13,406	152,571
Units withdrawn, surrendered, and cancelled for contract charges	(415)	(5,441)
Units Outstanding End of Period	$ 13,856	$ 157,775

[d] For the period August 6, 2004 (Commencement of operations of Sub-Account) through December 31, 2004.

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account I

Notes to Financial Statements

(1) Organization

Sun Life of Canada (U.S.) Variable Account I (the "Variable Account"), a separate account of Sun Life Assurance Company of Canada (U.S.) (the "Sponsor") was established on August 25, 1999 as a funding vehicle for the variable portion of certain individual variable universal life insurance contracts. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a specific mutual fund or series thereof selected by contract owners. The funds currently offered are as follows: AIM Variable Insurance Funds, Inc., The Alger American Fund, Goldman Sachs Variable Insurance Trust, MFS/Sun Life Series Trust, OCC Accumulation Trust, Sun Capital Advisers Trust, AllianceBernstein Variable Products Series Fund, Inc., Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, PIMCO Variable Insurance Trust, Scudder Variable Insurance Trust Funds, Scudder Variable Series II, Delaware Variable Insurance Products Trust, Dreyfus Investment Portfolios, Lord Abbett Series Fund, Inc., Oppenheimer Variable Account Funds, Van Kampen Life Insurance Trust and T. Rowe Price Equity Series, Inc. (collectively the "Funds" or "Sub-Accounts"). The MFS/Sun Life Series Trust and Sun Capital Advisers Trust are advised by affiliates of the Sponsor.

The Variable Account exists in accordance with the regulations of the Delaware State Insurance Department. The assets and liabilities of the Variable Account are clearly identified and distinguished from the Sponsor's other assets and liabilities. Assets applicable to the Variable Account are not chargeable with liabilities arising out of any other business the Sponsor may conduct.

(2) Significant Accounting Policies

General

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Sponsor's management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investment Valuations

Investments in the Funds are recorded at their net asset value. The Funds value their investment securities at fair value. Transactions are recorded on a trade date basis. Realized gains and losses on sales of shares of the Funds are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Fund shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds.

Federal Income Tax Status

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not subject to tax.

Sun Life of Canada (U.S.) Variable Account I

Notes to Financial Statements - continued

(3) Contract Charges and Related Party Transactions

The Sponsor sells both a Survivorship Variable Universal Life Insurance Product ("Survivorship Product") and Single Life Variable Universal Life Products ("Single Life Products"). The Sponsor deducts a sales charge from purchase payments. For the Single Life Products the current charge is 5.25% of the amount of purchase payments. The maximum charge is guaranteed not to exceed 7.25% of purchase payments. For the Survivorship Product, the charge is based on certain factors, including the specified face amount and the age, sex and rating class of the insured. Currently, the charge is 6% of premiums, and is guaranteed not to exceed 8%.

A mortality and expense risk charge based on the value of the variable account is deducted from the variable account at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. The maximum deduction is at an effective annual rate of .60%, for policy years 1 through 10 for the Single Life Products, and policy years 1 through 15 for the Survivorship Product. Thereafter, the effective annual rate is .10% for the Single Life Product and .20% for the Survivorship Product.

For the Single Life Products, a monthly administration charge of $8 is deducted in all policy years, as well as a monthly charge based on the specified face amount is deducted in the first 10 policy years, or for the first 10 policy years following the effective date of each specified face amount increase. These charges are deducted proportionally from the Sub-Accounts of each contract's Account Value, to cover administrative expenses and issuance costs. For the Survivorship Product, the monthly expense charge is deducted for the first 10 policy years, and for the first 10 policy years following an increase in the specified face amount. This charge is based on the specified face amount or increase thereof, times a rate determined by the age, sex and rating class of each insured. As with the Single Life Products, the charge is deducted proportionally from the Sub-Accounts of each contract's account value.

A surrender charge may be deducted to cover certain expenses relating to the sale of the contract. The surrender charge will be an amount based on certain factors, including the specified face amount, the insured's age, sex and rating class. For the Survivorship Product, the surrender charge period will generally end after 15 policy years from the date of policy issue or the effective date of each increase in the specified face amount. For the Single Life Products, the Futurity Protector II and Futurity Accumulator II products, the surrender charge applies to the first 12 and 9 years respectively, from date of policy issue or effective date of each increase in specified face amount. Surrender charges deducted and retained by the Sponsor for the year ended December 31, 2004 are shown below. These amounts are included in the "Withdrawals and Surrenders" line on the Statement of Changes in Net Assets.

The Sponsor deducts a monthly cost of insurance from the account value to cover anticipated costs of providing insurance coverage. The charge is based on the length of time a policy has been in force and other factors, including issue age, sex and rating class of each insured, and will not exceed the guaranteed maximum monthly cost of insurance rates based on the 1980 Commissioner's Standard Ordinary smoker and non-smoker mortality tables.

Massachusetts Financial Services Company is the investment adviser to the MFS/Sun Life Series Trust. Sun Capital Advisers Inc. is the investment adviser to Sun Capital Advisers Trust. Both are affiliates of the Sponsor and charge management fees at an effective annual rate ranging from .50% to .75% and .50% to .95% respectively.

Sun Life of Canada (U.S.) Variable Account I

Notes to Financial Statements - continued

(3) Contract Charges and Related Party Transactions - continued
Surrender
Charges
Sub-Accounts:
AIM Variable Insurance Funds, Inc.
V.I. Capital Appreciation Fund ("AIM1")	1,997
V.I. Growth Fund ("AIM2") [e]	18,933
V.I. Core Equity Fund ("AIM3") [a] [e]	60
V.I. International Growth Fund ("AIM4") [a]	3,632
V.I. Premier Equity Fund ("AIM5") [a] [e]	1,583
The Alger American Fund
Growth Portfolio ("AL1")	1,376
Income and Growth Portfolio ("AL2")	953
Small Capitalization Portfolio ("AL3")	164
Mid Cap Growth Portfolio ("AL4") [d]	-
Goldman Sachs Variable Insurance Trust
CORE Large Cap Growth Fund ("GS1")	-
CORE Small Cap Equity Fund ("GS2")	339
CORE US Equity Fund ("GS3")	2,767
Growth and Income Fund ("GS4")	1,232
International Equity Fund ("GS5")	3,149
Mid Cap Value Fund ("GS8") [d]	-
MFS/Sun Life Series Trust
Capital Appreciation Series ("CAS") [e]	932
Massachusetts Investors Trust Series ("CGS")	3,785
Emerging Growth Series ("EGS") [e]	10,516
Government Securities Series ("GSS")	7,180
High Yield Series ("HYS")	8,216
Massachusetts Investors Growth Stock Series ("MIS")	5,584
New Discovery Series ("NWD")	3,032
Total Return Series ("TRS")	21,064
Utilities Series ("UTS")	-
Value Series ("EIS") [d]	-
OCC Accumulation Trust
Equity Portfolio ("OP1")	-
Mid Cap Portfolio ("OP2")	9,160
Small Cap Portfolio ("OP3")	448
Managed Portfolio ("OP4")	-
Sun Capital Advisers Trust
Sun Capital Money Market Fund ("SCA1")	107,331
Sun Capital Investment Grade Bond Fund ("SCA2")	14,101
Sun Capital Real Estate Fund ("SCA3")	11,711
Sun Capital Select Equity Fund ("SCA4") [c]	-
Sun Capital Blue Chip Mid-Cap Fund ("SCA5")	7,333
Sun Capital Investors Foundation Fund ("SCA6") [c]	-
Sun Capital Davis Venture Value Fund ("SCA7")	4,531
Sun Capital Davis Financial Fund ("SCA8") [c]	123
Sun Capital Value Equity Fund ("SCA9") [c]	4,249
Sun Capital Value Mid Cap Fund ("SCA ") [c]	4,619
Sun Capital Value Small Cap Fund ("SCB")	9,445
Sun Capital Value Managed Fund ("SCC") [c]	407
Sun Capital Neuberger Berman Mid Cap Value Fund ("SCH") [c]	334
Sun Capital Neuberger Berman Mid Cap Growth Fund ("SCI") [c]	-
Sun Capital Alger Growth Fund ("SCJ") [c]	10,617
Sun Capital Alger Income and Growth Fund ("SCK") [c]	2,705
Sun Capital Alger Small Capitalization Fund ("SCL") [c]	2,331
Sun Capital All Cap Fund ("SCM")	1,073
AIM Variable Insurance Funds, Inc. [f]
V.I. Dynamics Fund ("IV1") [e] [f]	894
V.I. Small Company Growth Fund ("IV2") [e] [f]	1,912
AllianceBernstein Variable Product Series Fund, Inc. [b]
VP Technology Portfolio ("AN2") [e]	497
VP Growth and Income Portfolio ("AN3")	4,013

Sun Life of Canada (U.S.) Variable Account I

Notes to Financial Statements - continued

(3) Contract Charges and Related Party Transactions - continued
Surrender
Charges
Fidelity Variable Insurance Products Fund
Fidelity VIP Index 500 Portfolio ("FL4")	10,030
Fidelity VIP Money Market Portfolio ("FL5")	279,195
Fidelity VIP ContrafundTM Portfolio ("FL6")	1,435
Fidelity VIP Overseas Portfolio ("FL7")	3,583
Fidelity VIP Growth Portfolio ("FL8")	1,979
Franklin Templeton Variable Insurance Products Trust
Franklin Templeton Growth Securities Fund ("FTG")	110
Franklin Templeton Foreign Securities Fund ("FTI")	3,678
PIMCO Variable Insurance Trust
PIMCO High Yield Portfolio ("PHY")	186
PIMCO Emerging Markets Bond Portfolio ("PMB")	424
PIMCO Real Return Portfolio ("PRR")	53
PIMCO Total Return Portfolio ("PTR")	3,456
PIMCO Low Duration Fund ("PLD") [d]	2,111
Scudder VIT Funds
Scudder VIT Small Cap Index Fund ("SSC")	324
Scudder VIT EAFE Equity Index ("SEE")	69
Scudder Variable Series II
SVS Dreman Small Cap Value Portfolio ("SCV") [d]	-
Delaware Variable Insurance Products Trust
VIP Growth Opportunities Series ("DGO") [d]	-
Dreyfus Investment Portfolios
MidCap Stock Portfolio ("DMC") [d]	2,031
Lord Abbett Series Fund, Inc.
Growth and Income Portfolio ("LA1") [d]	-
Mid-Cap Value Portfolio ("LA2") [d]	-
Oppenheimer Variable Account Funds
Capital Appreciation Fund ("OCF") [d]	-
Van Kampen Life Insurance Trust
LIT Growth & Income Portfolio ("VGI") [d]	-
T. Rowe Price Equity Series, Inc.
T.Rowe Price Blue Chip Growth Portfolio ("TBC") [d]	1,181

[a] Effective May 1, 2002, the following funds names changed from Aim V.I. Growth and Income, Aim V.I. International Equity and Aim V.I. Value Fund to Aim V.I. Core Equity, Aim V.I. International Growth and Aim V.I. Premier Equity Fund, respectively.

[b] Effective May 1, 2003, Alliance Variable Products Series Fund, Inc. is renamed to AllianceBernstein Variable Product Series Fund, Inc.

[c] The Board of Trustees of Sun Capital Advisers Trust voted to terminate and liquidate these funds, effective August 6, 2004. Investments held in these funds on the date of liquidation were transferred to the Fidelity VIP Money Market Portfolio.

[d] The effective date of these investment options in Variable Account I is August 6, 2004.

[e] As of August 6, 2004, AIM V.I. Core Equity Fund, AIM V.I. Growth Fund, AIM V.I. Premier Equity Fund, AllianceBernstein VP Technology Portfolio, INVESCO VIF Dynamics Fund, INVESCO VIF Small Company Growth Fund, MFS/Sun Life Capital Appreciation Series and MFS/Sun Life Emerging GrowthSeries were no longer open to new premium or transfers.

[f] Effective October 15, 2004, INVESCO Variable Investment Funds, Inc. is renamed AIM Variable Insurance Funds. INVESCO VIF Dynamics Fund is renamed AIM V.I. Dynamics Fund and INVESCO VIF Small Company Growth Fund is renamed AIM V.I. Small Company Growth Fund.

Sun Life of Canada (U.S.) Variable Account I

Notes to Financial Statements - continued

(4) Investment Purchases and Sales

The following table shows the aggregate cost of mutual fund shares purchased and proceeds from the sale of mutual fund shares sold for each Sub-Account for the year ended December 31, 2004.
	Purchases	Sales

AIM Variable Insurance Funds, Inc.
V.I. Capital Appreciation Fund ("AIM1")	$ 386,080	286,867
V.I. Growth Fund ("AIM2") [e]	117,982	355,180
V.I. Core Equity Fund ("AIM3") [a] [e]	124,069	256,628
V.I. International Growth Fund ("AIM4") [a]	658,158	944,788
V.I. Premier Equity Fund ("AIM5") [a] [e]	240,357	273,749
The Alger American Fund
Growth Portfolio ("AL1")	-	109,744
Income and Growth Portfolio ("AL2")	4,868	165,376
Small Capitalization Portfolio ("AL3")	-	15,711
Mid Cap Growth Portfolio ("AL4") [d]	43,755	1,167
Goldman Sachs Variable Insurance Trust
CORE Small Cap Equity Fund ("GS2")	226,931	38,735
CORE US Equity Fund ("GS3")	814,854	129,718
Growth and Income Fund ("GS4")	230,299	43,491
International Equity Fund ("GS5")	570,496	257,799
Mid Cap Value Fund ("GS8") [d]	467,742	5,111
MFS/Sun Life Series Trust
Capital Appreciation Series ("CAS") [e]	42,246	63,176
Massachusetts Investors Trust Series ("CGS")	764,711	339,888
Emerging Growth Series ("EGS") [e]	82,652	345,512
Government Securities Series ("GSS")	1,016,134	1,002,038
High Yield Series ("HYS")	834,883	981,009
Massachusetts Investors Growth Stock Series ("MIS")	412,806	244,818
New Discovery Series ("NWD")	415,092	418,694
Total Return Series ("TRS")	941,423	911,438
Utilities Series ("UTS")	283,429	122,296
Value Series ("EIS") [d]	320,300	23,942
OCC Accumulation Trust
Equity Portfolio ("OP1")	7,461	170,231
Mid Cap Portfolio ("OP2")	23,538	63,656
Small Cap Portfolio ("OP3")	225	110,202
Managed Portfolio ("OP4")	601	17,681
Sun Capital Advisers Trust
Sun Capital Money Market Fund ("SCA1")	1,127,272	955,548
Sun Capital Investment Grade Bond Fund ("SCA2")	1,086,359	2,340,235
Sun Capital Real Estate Fund ("SCA3")	1,054,597	450,626
Sun Capital Select Equity Fund ("SCA4") [c]	247,393	679,725
Sun Capital Blue Chip Mid-Cap Fund ("SCA5")	1,010,766	1,890,834
Sun Capital Investors Foundation Fund ("SCA6") [c]	120,458	505,202
Sun Capital Davis Venture Value Fund ("SCA7")	863,877	109,824
Sun Capital Davis Financial Fund ("SCA8") [c]	17,712	176,652
Sun Capital Value Equity Fund ("SCA9") [c]	521,450	2,341,214
Sun Capital Value Mid Cap Fund ("SCA ") [c]	274,350	1,024,722
Sun Capital Value Small Cap Fund ("SCB")	1,284,648	1,676,265
Sun Capital Value Managed Fund ("SCC") [c]	95,136	279,818
Sun Capital Neuberger Berman Mid Cap Value Fund ("SCH") [c]	317,955	837,101
Sun Capital Neuberger Berman Mid Cap Growth Fund ("SCI") [c]	103,907	503,362
Sun Capital Alger Growth Fund ("SCJ") [c]	662,526	2,007,907
Sun Capital Alger Income and Growth Fund ("SCK") [c]	167,894	864,457
Sun Capital Alger Small Capitalization Fund ("SCL") [c]	192,858	469,759
Sun Capital All Cap Fund ("SCM")	393,816	554,365

Sun Life of Canada (U.S.) Variable Account I

Notes to Financial Statements

(4) Investment Purchases and Sales - continued
	Purchases	Sales
AIM Variable Insurance Funds, Inc. [f]
V.I. Dynamics Fund ("IV1") [e] [f]	116,054	116,275
V.I. Small Company Growth Fund ("IV2") [e] [f]	133,385	138,687
AllianceBernstein Variable Product Series Fund, Inc. [b]
VP Technology Portfolio ("AN2") [e]	45,733	86,644
VP Growth and Income Portfolio ("AN3")	1,602,140	118,843
Fidelity Variable Insurance Products Fund
Fidelity VIP Index 500 Portfolio ("FL4")	4,539,650	1,131,343
Fidelity VIP Money Market Portfolio ("FL5")	8,763,020	8,021,790
Fidelity VIP ContrafundTM Portfolio ("FL6")	1,033,008	449,724
Fidelity VIP Overseas Portfolio ("FL7")	1,879,885	453,846
Fidelity VIP Growth Portfolio ("FL8")	502,357	113,883
Franklin Templeton Variable Insurance Products Trust
Franklin Templeton Growth Securities Fund ("FTG")	457,216	38,151
Franklin Templeton Foreign Securities Fund ("FTI")	1,745,993	439,906
PIMCO Variable Insurance Trust
PIMCO High Yield Portfolio ("PHY")	582,314	139,471
PIMCO Emerging Markets Bond Portfolio ("PMB")	1,064,333	23,573
PIMCO Real Return Portfolio ("PRR")	890,117	270,779
PIMCO Total Return Portfolio ("PTR")	1,679,779	712,265
PIMCO Low Duration Fund ("PLD") [d]	3,576,739	117,736
Scudder VIT Funds
Scudder VIT Small Cap Index Fund ("SSC")	1,191,222	215,519
Scudder VIT EAFE Equity Index ("SEE")	174,755	67,281
Scudder Variable Series II
SVS Dreman Small Cap Value Portfolio ("SCV") [d]	151,691	4,957
Delaware Variable Insurance Products Trust
VIP Growth Opportunities Series ("DGO") [d]	23,855	811
Dreyfus Investment Portfolios
MidCap Stock Portfolio ("DMC") [d]	2,057,065	107,715
Lord Abbett Series Fund, Inc.
Growth and Income Portfolio ("LA1") [d]	197,254	61,675
Mid-Cap Value Portfolio ("LA2") [d]	414,613	10,810
Oppenheimer Variable Account Funds
Capital Appreciation Fund ("OCF") [d]	224,702	13,130
Van Kampen Life Insurance Trust
LIT Growth & Income Portfolio ("VGI") [d]	150,145	2,555
T. Rowe Price Equity Series, Inc.
T.Rowe Price Blue Chip Growth Portfolio ("TBC") [d]	1,670,966	47,496

[a] Effective May 1, 2002, the following funds names changed from Aim V.I. Growth and Income, Aim V.I. International Equity and Aim V.I. Value Fund to Aim V.I. Core Equity, Aim V.I. International Growth and Aim V.I. Premier Equity Fund, respectively.

[b] Effective May 1, 2003, Alliance Variable Products Series Fund, Inc. is renamed to AllianceBernstein Variable Product Series Fund, Inc.

[c] The Board of Trustees of Sun Capital Advisers Trust voted to terminate and liquidate these funds, effective August 6, 2004. Investments held in these funds on the date of liquidation were transferred to the Fidelity VIP Money Market Portfolio.

[d] The effective date of these investment options in Variable Account I is August 6, 2004.

[e] As of August 6, 2004, AIM V.I. Core Equity Fund, AIM V.I. Growth Fund, AIM V.I. Premier Equity Fund, AllianceBernstein VP Technology Portfolio, INVESCO VIF Dynamics Fund, INVESCO VIF Small Company Growth Fund, MFS/Sun Life Capital Appreciation Series and MFS/Sun Life Emerging GrowthSeries were no longer open to new premium or transfers.

[f] Effective October 15, 2004, INVESCO Variable Investment Funds, Inc. is renamed AIM Variable Insurance Funds. INVESCO VIF Dynamics Fund is renamed AIM V.I. Dynamics Fund and INVESCO VIF Small Company Growth Fund is renamed AIM V.I. Small Company Growth Fund.

Sun Life of Canada (U.S.) Variable Account I

Notes to Financial Statements

(5) Unit Values

A summary of unit values and units outstanding as of December 31, 2004 and December 31, 2003, and December 31, 2002 and December 31, 2001, and Investment Income and Total Return percentages for the periods then ended, are shown below. No expense ratio is presented as all charges currently relating to Variable Account I are made directly to contract owner accounts through the redemption of units. An expense ratio represents the annualized contract expenses of the separate account, and includes only those expenses that result in a direct reduction to unit values.
		Unit
		Fair Value		Investment	Total Return ***
	Units	[lowest to highest]	Net Assets	Income Ratio **	[lowest to highest]
AIM Variable Insurance Funds, Inc.
V.I. Capital Appreciation Fund ("AIM1")
December 31, 2004	111,629	$ 7.33 to $ 9.19	$ 979,175	- %	6.00 % to 6.63%
December 31, 2003	99,063	6.91 to 8.67	828,821	-	28.77 to 29.52
December 31, 2002	91,280	5.36 to 6.73	593,724	-	(24.80) to (24.36)
December 31, 2001	54,664	7.12 to 8.95	471,575	-	(15.95) to (23.73)
V.I. Growth Fund ("AIM2")
December 31, 2004 [h]	112,323	5.08 to 8.27	760,747	-	7.59 to 8.23
December 31, 2003	150,908	4.72 to 7.64	920,979	-	30.48 to 31.24
December 31, 2002	166,107	3.61 to 5.82	774,841	-	(31.37) to (30.97)
December 31, 2001	83,015	5.26 to 8.43	529,402	0.34	(15.67) to (34.27)
V.I. Core Equity Fund ("AIM3")
December 31, 2004 [h]	153,704	7.69 to 9.34	1,297,259	0.93	8.33 to 8.97
December 31, 2003	170,920	7.09 to 8.57	1,336,477	1.10	23.70 to 24.42
December 31, 2002	159,842	5.73 to 6.89	999,784	0.41	(16.07) to (15.58)
December 31, 2001	126,715	6.82 to 8.16	919,654	0.06	(18.41) to (23.29)
V.I. International Equity Fund ("AIM4")
December 31, 2004	191,021	8.74 to 11.45	2,068,325	0.62	23.28 to 24.00
December 31, 2003	226,906	7.08 to 9.24	1,971,499	0.59	28.31 to 29.06
December 31, 2002	218,318	5.52 to 7.16	1,473,780	0.76	(16.17) to (15.67)
December 31, 2001	132,019	6.57 to 8.49	1,028,587	0.53	(15.14) to (23.98)
V.I. Premier Equity Fund ("AIM5")
December 31, 2004 [h]	108,115	8.04	869,052	0.45	5.77
December 31, 2003	114,028	7.60	868,442	0.34	25.08
December 31, 2002 [a]	106,705	6.08	648,320	0.51	30.26
December 31, 2001	18,318	8.71	159,584	0.31	(12.88)
The Alger American Fund
Growth Portfolio ("AL1")
December 31, 2004	67,519	7.18 to 8.19	515,807	-	4.88 to 5.50
December 31, 2003	82,632	6.84 to 7.81	606,158	-	34.37 to 35.16
December 31, 2002	105,755	5.09 to 5.81	580,116	0.04	(33.38) to (32.99)
December 31, 2001	115,562	7.63 to 8.72	945,983	0.22	(12.26) to (16.36)
Income and Growth Portfolio ("AL2")
December 31, 2004	51,380	8.21 to 10.57	461,602	0.56	7.22 to 7.85
December 31, 2003	72,533	7.66 to 9.86	597,304	0.33	29.08 to 29.84
December 31, 2002	87,095	5.93 to 7.64	557,055	0.78	(31.50) to (31.10)
December 31, 2001	32,445	8.64 to 11.15	323,357	0.29	(12.94) to (14.82)
Small Capitalization Portfolio ("AL3")
December 31, 2004	15,537	7.20 to 10.17	140,158	-	15.89 to 16.57
December 31, 2003	17,371	6.21 to 8.72	135,653	-	41.51 to 42.34
December 31, 2002	22,527	4.38 to 6.13	122,787	-	(26.65) to (26.22)
December 31, 2001	16,898	5.97 to 8.31	113,752	0.05	(16.92) to (29.93)
Mid Cap Growth Portfolio ("AL4")
December 31, 2004 [g]	3,770	12.60	47,492	-	25.98
Goldman Sachs Variable Insurance Trust
CORE Small Cap Equity Fund ("GS2")
December 31, 2004	19,335	16.57 to 17.00	324,935	0.31	15.65 to 15.75
December 31, 2003	7,278	14.31 to 14.70	104,854	0.26	45.15 to 45.28
December 31, 2002	6,414	9.85 to 10.13	64,565	0.33	(15.46) to (15.39)
December 31, 2001	4,365	11.64 to 11.98	52,006	0.52	3.92 to 4.01
CORE US Equity Fund ("GS3")
December 31, 2004	123,496	9.47 to 10.18	1,210,680	1.78	14.27 to 14.94
December 31, 2003	46,161	8.28 to 8.56	402,778	0.93	28.72 to 29.47
December 31, 2002	31,668	6.43 to 6.84	212,638	0.46	(22.35) to (21.89)
December 31, 2001	24,945	8.27 to 8.76	210,220	0.64	(12.38) to (12.46)
Growth and Income Fund ("GS4")
December 31, 2004	35,174	10.94 to 11.48	391,361	2.19	18.10 to 18.21
December 31, 2003	17,603	9.26 to 9.71	163,772	1.49	23.64 to 23.74
December 31, 2002	12,714	7.49 to 7.85	96,192	1.71	(11.86) to (11.78)
December 31, 2001	9,336	8.50 to 8.89	79,607	0.71	(9.79) to (9.87)
International Equity Fund ("GS5")
December 31, 2004	107,191	8.70 to 10.05	1,002,357	1.42	12.82 to 12.92
December 31, 2003	64,158	7.70 to 8.91	544,927	4.52	34.70 to 34.82
December 31, 2002	53,887	5.71 to 6.61	337,848	1.25	(18.81) to (18.74)
December 31, 2001	34,672	7.03 to 8.15	258,927	1.64	(22.65) to (22.72)
Mid Cap Value Fund ("GS8") [g]
December 31, 2004	38,922	12.02 to 12.05	468,562	0.85	20.20 to 20.48
December 31, 2003	-	-	-	-	-
December 31, 2002	-	-	-	-	-
December 31, 2001	-	-	-	-	-

Sun Life of Canada (U.S.) Variable Account I

Notes to Financial Statements

(5) Unit Values - continued
		Unit
		Fair Value		Investment	Total Return ***
	Units	[lowest to highest]	Net Assets	Income Ratio **	[lowest to highest]
MFS/Sun Life Series Trust
Capital Appreciation Series ("CAS")
December 31, 2004 [h]	58,760	6.68 to 7.85	456,379	0.06	10.37 to 11.02
December 31, 2003	61,954	6.04 to 7.09	432,410	-	27.96 to 28.71
December 31, 2002	58,126	4.72 to 5.54	319,913	0.17	(32.79) to (32.39)
December 31, 2001	51,688	7.02 to 8.24	422,377	0.38	(18.76) to (25.76)
Massachusetts Investors Trust Series ("CGS")
December 31, 2004	255,401	9.14 to 9.50	2,402,768	0.92	11.33 to 11.99
December 31, 2003	202,404	8.21 to 8.48	1,718,235	1.08	22.12 to 22.83
December 31, 2002	171,309	6.72 to 6.90	1,184,056	0.96	(21.68) to (21.22)
December 31, 2001	131,832	8.59 to 8.76	1,151,890	0.21	(12.37) to (16.21)
Emerging Growth Series ("EGS")
December 31, 2004 [h]	91,072	5.38 to 7.93	695,166	-	12.58 to 13.24
December 31, 2003	131,684	4.78 to 7.04	884,400	-	30.73 to 31.49
December 31, 2002	141,341	3.65 to 5.39	723,613	-	(34.53) to (34.15)
December 31, 2001	85,604	5.57 to 8.23	665,893	-	(21.65) to (34.96)
Government Securities Series ("GSS")
December 31, 2004	207,719	12.20 to 13.58	2,578,231	5.05	3.15 to 3.76
December 31, 2003	216,241	11.76 to 13.16	2,604,745	4.09	1.55 to 2.15
December 31, 2002	188,842	11.51 to 12.96	2,228,605	4.57	9.16 to 9.80
December 31, 2001	76,148	10.48 to 11.87	858,658	3.81	4.81 to 6.93
High Yield Series ("HYS")
December 31, 2004	172,603	12.69 to 13.25	2,274,083	8.03	8.91 to 9.54
December 31, 2003	200,016	11.64 to 12.09	2,411,709	8.24	20.73 to 21.44
December 31, 2002	172,449	9.63 to 9.96	1,711,051	8.78	2.10 to 2.70
December 31, 2001	35,060	9.43 to 9.70	335,886	6.72	(3.03) to 1.29
Massachusetts Investors Growth Stock Series ("MIS")
December 31, 2004	147,809	6.90 to 8.23	1,179,938	0.07	8.97 to 9.61
December 31, 2003	126,687	6.33 to 7.55	916,040	-	22.67 to 23.39
December 31, 2002	81,106	5.16 to 6.15	480,213	0.13	(28.47) to(28.05)
December 31, 2001	67,463	7.20 to 8.60	567,999	0.13	(17.02) to (25.35)
New Discovery Series ("NWD")
December 31, 2004	114,708	8.89 to 13.68	1,085,097	-	6.86 to 7.49
December 31, 2003	116,920	8.27 to 12.80	1,032,949	-	34.50 to 35.29
December 31, 2002	79,180	6.11 to 9.52	531,512	-	(33.82) to (33.43)
December 31, 2001	43,368	9.19 to 14.38	508,749	-	(5.60) to (8.15)
Total Return Series ("TRS")
December 31, 2004	338,880	11.98 to 14.17	4,287,717	2.49	10.82 to 11.47
December 31, 2003	344,082	10.75 to 12.77	3,897,759	3.27	16.47 to 27.72
December 31, 2002	274,812	9.18 to 10.68	2,697,529	3.06	(100.00) to (5.69)
December 31, 2001	101,616	9.73 to 11.68	1,116,360	3.30	(2.71) to 0.02
Utilities Series ("UTS")
December 31, 2004	70,699	10.29 to 12.93	808,395	2.01	29.61 to 30.37
December 31, 2003	57,320	7.89 to 9.97	482,718	4.21	35.46 to 36.26
December 31, 2002	47,288	5.79 to 7.36	308,086	3.71	(24.31) to (23.87)
December 31, 2001	35,481	7.61 to 9.73	329,851	3.82	(23.90) to (24.78)
Value Series ("EIS")
December 31, 2004 [g]	28,237	11.58 to 11.61	327,493	-	15.82 to 16.09
OCC Accumulation Trust
Equity Portfolio ("OP1")
December 31, 2004	51,267	10.87 to 11.95	610,685	1.09	11.27 to 11.37
December 31, 2003	66,493	9.77 to 10.73	708,868	1.33	27.82 to 27.93
December 31, 2002	70,029	7.64 to 8.39	582,242	0.94	(21.87) to (21.80)
December 31, 2001	86,942	9.78 to 10.73	911,814	0.48	(7.48) to (7.56)
Mid Cap Portfolio ("OP2")
December 31, 2004	6,314	18.41 to 22.98	139,580	0.10	18.64 to 18.74
December 31, 2003	9,543	15.50 to 19.37	171,651	-	31.65 to 31.77
December 31, 2002	12,424	11.77 to 14.71	170,197	-	(7.68) to (7.60)
December 31, 2001	16,855	12.73 to 15.94	260,292	0.13	5.94 to 6.03
Small Cap Portfolio ("OP3")
December 31, 2004	22,473	19.24 to 19.78	440,215	0.05	17.19 to 17.29
December 31, 2003	28,428	16.42 to 16.87	476,584	0.05	41.82 to 41.94
December 31, 2002	31,605	11.58 to 11.88	372,684	0.07	(22.09) to (22.03)
December 31, 2001	34,918	14.86 to 15.24	526,159	0.46	7.70 to 7.79
Managed Portfolio ("OP4")
December 31, 2004	2,258	11.37 to 11.80	25,755	1.60	10.12 to 10.21
December 31, 2003	3,811	10.33 to 10.70	40,081	1.92	21.04 to 21.15
December 31, 2002	4,691	8.53 to 8.83	40,526	1.74	(17.37) to (17.30)
December 31, 2001	4,392	10.32 to 10.68	45,649	0.22	(5.38) to (5.47)
Sun Capital Advisers Trust
Sun Capital Money Market Fund ("SCA1")
December 31, 2004	158,525	10.81 to 11.06	1,743,749	0.81	0.15 to 0.23
December 31, 2003	107,943	10.78 to 11.05	1,570,196	0.56	(0.04) to 0.05
December 31, 2002	151,139	10.78 to 11.05	1,656,791	1.12	0.54 to 0.62
December 31, 2001	150,330	10.71 to 10.99	1,638,592	3.21	2.98 to 3.07
Sun Capital Investment Grade Bond Fund ("SCA2")
December 31, 2004	135,296	12.74 to 14.00	1,768,092	4.82	5.80 to 6.42
December 31, 2003	250,179	11.97 to 13.23	3,057,433	5.20	9.01 to 9.65
December 31, 2002	252,822	10.92 to 12.14	2,842,873	5.57	4.63 to 5.24
December 31, 2001	67,309	10.38 to 11.60	739,912	5.98	3.75 to 6.71

Sun Life of Canada (U.S.) Variable Account I

Notes to Financial Statements

(5) Unit Values - continued
		Unit
		Fair Value		Investment	Total Return ***
	Units	[lowest to highest]	Net Assets	Income Ratio **	[lowest to highest]
Sun Capital Real Estate Fund ("SCA3")
December 31, 2004	122,604	21.00 to 26.19	2,650,303	1.65	32.54 to 33.32
December 31, 2003	93,289	15.75 to 19.76	1,521,942	-	35.16 to 35.95
December 31, 2002	73,335	11.59 to 14.62	891,543	6.36	3.44 to 4.04
December 31, 2001	21,077	11.14 to 14.13	276,034	7.76	11.39 to 12.01
Sun Capital Select Equity Fund ("SCA4")
December 31, 2004 [f]	-	-	-	-	(2.66) to (2.32)
December 31, 2003	55,608	7.24 to 8.83	447,516	0.28	30.21 to 30.98
December 31, 2002	70,649	5.56 to 6.78	459,923	0.19	(27.98) to (27.61)
December 31, 2001	35,742	7.71 to 9.42	327,222	0.74	(11.79) to (16.71)
Sun Capital Blue Chip Mid-Cap Fund ("SCA5")
December 31, 2004	153,718	12.65 to 20.00	2,164,285	-	15.47 to 16.14
December 31, 2003	237,573	10.89 to 17.32	2,846,103	-	35.30 to 36.09
December 31, 2002	193,905	8.00 to 12.80	1,754,504	-	(15.41) to (14.91)
December 31, 2001	67,161	9.41 to 15.13	825,789	-	(3.72) to (5.93)
Sun Capital Investors Foundation Fund ("SCA6")
December 31, 2004 [f]	-	-	-	-	(2.45) to (2.10)
December 31, 2003	45,776	8.55 to 9.18	386,783	0.74	28.45 to 29.20
December 31, 2002	41,906	6.65 to 7.15	281,909	0.57	(25.28) to (24.84)
December 31, 2001	18,094	8.88 to 9.56	166,101	0.46	(8.39) to (11.22)
Sun Capital Davis Venture Value Fund ("SCA7")
December 31, 2004	193,725	11.03	2,137,277	0.68	12.45
December 31, 2003	121,794	9.81	1,194,587	0.66	30.50
December 31, 2002	70,206	7.52	527,790	-	(16.24)
December 31, 2001 [a]	4,374	8.98	39,256	1.29	(10.24)
Sun Capital Davis Financial Fund ("SCA8")
December 31, 2004 [f]	-	-	-	0.63	(2.25)
December 31, 2003	16,450	9.97	164,189	0.48	34.42
December 31, 2002	8,718	7.42	64,655	0.21	(18.45)
December 31, 2001 [a]	3,681	9.09	33,473	-	(9.06)
Sun Capital Value Equity Fund ("SCA9")
December 31, 2004 [f]	-	-	-	-	0.76 to 1.11
December 31, 2003	203,736	8.66 to 10.24	1,800,616	0.91	31.98 to 32.76
December 31, 2002	183,140	6.52 to 7.25	1,217,944	1.43	(27.47) to (22.45)
December 31, 2001 [a]	20,381	8.99	183,241	1.06	(10.09)
Sun Capital Value Mid Cap Fund ("SCA ")
December 31, 2004 [f]	-	-	-	-	1.95 to 2.30
December 31, 2003	61,580	11.99 to 12.31	754,854	7.55	31.27 to 32.04
December 31, 2002	40,571	9.13 to 9.32	377,236	0.12	(8.65) to (5.95)
December 31, 2001 [a]	3,015	9.91	29,886	0.19	(0.86)
Sun Capital Value Small Cap Fund ("SCB")
December 31, 2004	136,275	12.15 to 13.53	1,811,446	-	17.74 to 18.43
December 31, 2003	201,256	10.32 to 11.42	2,265,709	0.06	40.80 to 41.62
December 31, 2002	149,387	7.33 to 8.07	1,189,036	-	(26.70) to (20.61)
December 31, 2001 [a]	13,936	10.16	141,573	0.05	1.59
Sun Capital Value Managed Fund ("SCC")
December 31, 2004 [f]	-	-	-	0.01	0.32 to 0.67
December 31, 2003	18,224	9.11 to 10.36	182,730	0.86	28.32 to 29.07
December 31, 2002	13,382	7.06 to 8.07	102,776	1.35	(21.43) to (19.31)
December 31, 2001 [a]	1,740	8.99	15,634	0.88	(10.13)
Sun Capital Neuberger Berman Mid Cap Value Fund ("SCH")
December 31, 2004 [f]	-	-	-	0.02	5.22
December 31, 2003	43,441	11.67	504,184	0.12	36.35
December 31, 2002	21,341	8.56	182,604	0.22	(9.53)
December 31, 2001 [a]	2,023	9.46	19,134	0.84	(5.42)
Sun Capital Neuberger Berman Mid Cap Growth Fund ("SCI")
December 31, 2004 [f]	-	-	-	-	(0.75)
December 31, 2003	54,479	7.39	403,015	-	29.08
December 31, 2002	21,525	5.73 to 10.96	123,258	-	(29.26) to 9.57
December 31, 2001 [a]	7,284	8.09	58,956	-	(19.06)
Sun Capital Alger Growth Fund ("SCJ")
December 31, 2004 [f]	-	-	-	-	(5.87) to (5.54)
December 31, 2003	145,623	10.03 to 10.13	1,471,547	-	33.49 to 34.27
December 31, 2002 [c]	73,980	7.51 to 7.54	558,219	0.13	(24.89) to (24.59)
December 31, 2001	-	-	-	-	-
Sun Capital Alger Income and Growth Fund ("SCK")
December 31, 2004 [f]	-	-	-	-	(2.02) to (1.68)
December 31, 2003	69,992	10.09 to 10.19	709,248	0.69	29.58 to 30.34
December 31, 2002 [c]	27,454	7.78 to 7.82	214,231	0.45	(22.12) to (21.82)
December 31, 2001	-	-	-	-	-
Sun Capital Alger Small Capitalization Fund ("SCL")
December 31, 2004 [f]	-	-	-	-	(1.53) to (1.18)
December 31, 2003	27,562	11.03 to 11.14	304,330	-	42.66 to 43.50
December 31, 2002 [c]	14,223	7.73 to 7.77	110,295	-	(22.65) to (22.35)
December 31, 2001	-	-	-	-	-
Sun Capital All Cap Fund ("SCM")
December 31, 2004	6,521	13.86	90,356	0.13	20.39
December 31, 2003	24,634	11.51	282,512	1.04	52.3
December 31, 2002 [c]	17,505	7.56	132,292	0.40	(24.43)
December 31, 2001	-	-	-	-	-

Sun Life of Canada (U.S.) Variable Account I

Notes to Financial Statements

(5) Unit Values - continued
		Unit
		Fair Value		Investment	Total Return ***
	Units	[lowest to highest]	Net Assets	Income Ratio **	[lowest to highest]
AIM Variable Insurance Funds, Inc. [I]
V.I. Dynamics Fund ("IV1")
December 31, 2004 [h] [I]	38,477	8.19	315,286	-	13.34
December 31, 2003	38,780	7.23	280,977	-	37.82
December 31, 2002	28,387	5.25	148,911	-	(31.90)
December 31, 2001 [a]	5,772	7.70	44,460	-	(22.97)
V.I. Small Company Growth Fund ("IV2")
December 31, 2004 [h] [I]	50,367	8.64	435,311	-	13.9
December 31, 2003	51,985	7.59	394,856	-	33.43
December 31, 2002	30,392	5.69	172,843	-	(31.11)
December 31, 2001 [a]	5,354	8.26	44,202	-	(17.44)
AllianceBernstein Variable Product Series Fund, Inc. [e]
VP Technology Portfolio ("AN2")
December 31, 2004 [h]	31,810	6.73	213,926	-	5.09
December 31, 2003	39,085	6.40	250,545	-	43.79
December 31, 2002	22,628	4.45	100,711	-	(41.81)
December 31, 2001 [a]	9,098	7.65	69,580	-	(23.52)
VP Growth and Income Portfolio ("AN3")
December 31, 2004	294,980	10.31	3,041,247	0.60	11.22
December 31, 2003	137,868	9.27	1,279,150	0.78	32.18
December 31, 2002	87,587	7.01	614,232	0.52	(22.27)
December 31, 2001 [a]	8,044	9.02	72,570	-	(9.79)
Fidelity Variable Insurance Products Fund
Fidelity VIP Index 500 Portfolio ("FL4")
December 31, 2004	1,007,408	9.69	9,765,021	1.03	10.51
December 31, 2003	619,237	8.77	5,436,616	1.03	28.27
December 31, 2002	357,682	6.84	2,445,800	0.89	(22.32)
December 31, 2001 [a]	131,695	8.8	1,159,303	-	(11.97)
Fidelity VIP Money Market Portfolio ("FL5")
December 31, 2004	918,254	10.57	9,703,636	1.15	1.10
December 31, 2003	869,135	10.45	9,001,425	0.88	0.90
December 31, 2002	772,471	10.36	8,001,083	1.59	1.61
December 31, 2001 [a]	602,506	10.2	6,142,786	1.05	1.95
Fidelity VIP ContrafundTM Portfolio ("FL6")
December 31, 2004	219,538	12.46	2,736,419	0.21	15.34
December 31, 2003	164,605	10.81	1,775,416	0.25	28.35
December 31, 2002	88,676	8.42	746,648	0.41	(9.42)
December 31, 2001 [a]	18,735	9.3	174,157	-	(7.04)
Fidelity VIP Overseas Portfolio ("FL7")
December 31, 2004	331,343	10.48	3,473,292	0.82	13.49
December 31, 2003	172,921	9.24	1,599,589	0.65	43.20
December 31, 2002	165,090	6.45	1,064,835	0.20	(20.34)
December 31, 2001 [a]	7,279	8.10	58,938	-	(19.03)
Fidelity VIP Growth Portfolio ("FL8")
December 31, 2004	135,289	8.06	1,090,579	0.12	3.26
December 31, 2003	85,991	7.81	674,737	0.15	32.78
December 31, 2002	68,738	5.88	404,118	0.08	(30.20)
December 31, 2001 [a]	12,198	8.42	102,742	-	(15.77)
Franklin Templeton Variable Insurance Products Trust
Franklin Templeton Growth Securities Fund ("FTG")
December 31, 2004	40,990	16.30	668,030	1.21	16.03
December 31, 2003	12,883	14.05	181,106	1.67	32.13
December 31, 2002 [d]	339	10.63	3,607	-	6.30
December 31, 2001	-	-	-	-	-
Franklin Templeton Foreign Securities Fund ("FTI")
December 31, 2004	176,214	16.44	2,896,736	1.06	18.53
December 31, 2003	87,810	13.87	1,215,035	1.87	32.21
December 31, 2002 [d]	494	10.49	5,182	-	4.90
PIMCO Variable Insurance Trust
PIMCO High Yield Portfolio ("PHY")
December 31, 2004	69,113	14.64	1,011,927	6.49	9.56
December 31, 2003	40,673	13.36	3	6.83	22.91
December 31, 2002 [d]	1,189	10.87	12,923	1.44	8.73
PIMCO Emerging Markets Bond Portfolio ("PMB")
December 31, 2004	65,676	17.23	1,131,673	4.24	12.12
December 31, 2003	4,295	15.37	66,100	4.61	31.69
December 31, 2002 [d]	162	11.67	1,890	1.23	16.70
PIMCO Real Return Portfolio ("PRR")
December 31, 2004	119,846	12.00	1,437,641	1.02	8.92
December 31, 2003	70,429	11.01	775,844	1.90	8.85
December 31, 2002 [d]	3,614	10.12	36,570	0.84	1.19
PIMCO Total Return Portfolio ("PTR")
December 31, 2004	202,924	11.30	2,292,255	1.91	4.89
December 31, 2003	122,353	10.77	1,307,443	2.71	5.04
December 31, 2002 [d]	24,233	10.25	248,429	0.83	2.52
PIMCO Low Duration Fund ("PLD")
December 31, 2004 [g]	345,073	10.03 to 10.05	3,468,358	0.62	0.55

Sun Life of Canada (U.S.) Variable Account I

Notes to Financial Statements

(5) Unit Values - continued
		Unit
		Fair Value		Investment	Total Return ***
	Units	[lowest to highest]	Net Assets	Income Ratio **	[lowest to highest]
Scudder VIT Funds
Scudder VIT Small Cap Index Fund ("SSC")
December 31, 2004	94,502	18.21	1,720,509	0.13	17.48
December 31, 2003	30,464	15.50	472,599	0.01	119.48
December 31, 2002 [d]	227	7.06	2,405	0.84	(29.39)
Scudder VIT EAFE Equity Index ("SEE")
December 31, 2004	19,301	16.42	317,006	2.20	18.78
December 31, 2003 [j]	12,372	13.83	171,079	0.38	38.27
Scudder Variable Series II
SVS Dreman Small Cap Value Portfolio ("SCV")
December 31, 2004 [g]	12,881	12.19	157,077	-	21.95
Delaware Variable Insurance Products Trust
VIP Growth Opportunities Series ("DGO")
December 31, 2004 [g]	2,104	12.48	26,255	-	24.78
Dreyfus Investment Portfolios
MidCap Stock Portfolio ("DMC")
December 31, 2004 [g]	186,541	12.06 to 12.09	2,254,469	0.40	20.88
Lord Abbett Series Fund, Inc.
Growth and Income Portfolio ("LA1")
December 31, 2004 [g]	12,583	11.68	147,022	0.87	16.85
Mid-Cap Value Portfolio ("LA2")
December 31, 2004 [g]	36,437	12.11	441,350	0.41	21.13
Oppenheimer Variable Account Funds
Capital Appreciation Fund ("OCF")
December 31, 2004 [g]	19,488	11.29	220,045	-	12.91
Van Kampen Life Insurance Trust
LIT Growth & Income Portfolio ("VGI")
December 31, 2004 [g]	13,856	11.61	160,875	-	16.11
T. Rowe Price Equity Series, Inc.
T.Rowe Price Blue Chip Growth Portfolio ("TBC")
December 31, 2004 [g]	157,775	11.6	1,830,113	0.64	16.00

** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in the direct reduction in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Account invest. Balances have been annualized for sub-accounts in existence for less than one year.

*** These amounts represent the total return for the period indicated, including changes in the value of the underlying fund. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Variable Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

[a] The effective date of these investment options in Variable Account I is May 1, 2001.

[c] The effective date of these investment options in the Variable Account I is May 1, 2002

[d] The effective date of these investment options in Variable Account I is October 1, 2002.

[e] Effective May 1, 2003, Alliance Variable Products Series Fund, Inc. is renamed to AllianceBernstein Variable Product Series Fund, Inc.

[f] Effective August 6, 2004, these funds were terminated and liquidated. Investments held in these funds on the date of liquidation were transferred to the Fidelity VIP Money Market Portfolio

[g] The effective date of these investment options in Variable Account I is August 6, 2004.

[h] As of August 6, 2004, AIM V.I. Core Equity Fund, AIM V.I. Growth Fund, AIM V.I. Premier Equity Fund, AllianceBernstein VP Technology Portfolio, INVESCO VIF Dynamics Fund, INVESCO VIF Small Company Growth Fund, MFS/Sun Life Capital Appreciation Series and MFS/Sun Life Emerging Growth Series were not open to new premium or transfers.

[I] Effective October 15, 2004, INVESCO Variable Investment Funds, Inc. was renamed AIM Variable Insurance Funds. INVESCO VIF Dynamics Fund is renamed AIM V.I. Dynamics Fund and INVESCO VIF Small Company Growth Fund is renamed AIM V.I. Small Company Growth Fund.

[j] For the period April 7, 2003 (Commencement of operations of Sub-Account) through December 31, 2003.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF OPERATIONS

(in thousands)

For the years ended December 31,

	2004	2003	2002 Restated

Revenues
Premiums and annuity considerations	$ 58,820	$ 60,518	$ 43,574
Net investment income	1,134,257	1,208,750	1,185,210
Net derivative loss	(98,419)	(203,200)	(159,285)
Net realized investment gains (losses)	96,074	134,085	(38,966)
Fee and other income	357,011	319,596	390,691

Total revenues	1,547,743	1,519,749	1,421,224

Benefits and expenses
Interest credited	673,442	783,999	704,690
Interest expense	128,522	120,905	106,043
Policyowner benefits	141,377	201,248	221,162
Other operating expenses	214,495	184,472	237,797
Amortization of deferred acquisition costs and value of business acquired	82,876	98,398	251,513

Total benefits and expenses	1,240,712	1,389,022	1,521,205

Income (loss) before income tax expense (benefit), minority interest and cumulative effect of change in accounting principles	307,031	130,727	(99,981)

Income tax expense (benefit):
Federal	71,352	27,366	(59,449)
State	(98)	823	1,265
Income tax expense (benefit)	71,254	28,189	(58,184)

Net income (loss) before minority interest and cumulative
effect of change in accounting principles	235,777	102,538	(41,797)

Minority interest share of income	5,561	-	-

Net income (loss) before cumulative effect of change in accounting principles	230,216	102,538	(41,797)

Cumulative effect of change in accounting principles, net of tax benefit of $4,814 and $4,064 in 2004 and 2003, respectively	(8,940)	(7,547)	-

Net income (loss)	$ 221,276	$ 94,991	$ (41,797)

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED BALANCE SHEETS

(in thousands except share data)

For the years ended December 31,

ASSETS	2004	2003
Investments
Available-for-sale fixed maturities at fair value (amortized cost of $16,207,312 and $16,338,241 in 2004 and 2003, respectively)	$ 16,692,987	$ 16,858,414
Trading fixed maturities at fair value (amortized cost of $1,408,618 and $1,434,654 in 2004 and 2003, respectively)	1,491,028	1,527,619
Subordinated note from affiliate held-to-maturity (fair value of $689,132 and $699,069 in 2004 and 2003, respectively)	600,000	600,000
Short-term investments	23,957	24,662
Mortgage loans	1,465,896	972,102
Derivative instruments - receivable	566,401	403,437
Limited partnerships	304,809	330,562
Real estate	168,139	84,421
Policy loans	696,305	692,887
Other invested assets	791,541	60,837
Cash and cash equivalents	552,949	558,185
Total investments	23,354,012	22,113,126

Accrued investment income	279,679	285,224
Deferred policy acquisition costs	1,147,181	889,601
Value of business acquired	24,130	22,391
Goodwill	701,451	710,202
Receivable for investments sold	21,213	37,049
Reinsurance receivable	1,928,365	1,978,031
Other assets	111,131	129,458
Separate account assets	19,120,381	17,509,294

Total assets	$ 46,687,543	$ 43,674,376

LIABILITIES

Contractholder deposit funds and other policy liabilities	$ 18,846,238	$ 18,329,570
Future contract and policy benefits	721,135	716,819
Payable for investments purchased	284,511	261,673
Accrued expenses and taxes	95,655	80,453
Deferred federal income taxes	64,610	18,897
Long-term debt	33,500	40,500
Long-term debt payable to affiliates	1,025,000	1,025,000
Partnership capital securities	607,826	607,826
Reinsurance payable to affiliate	1,697,348	1,741,962
Derivative instruments - payable	228,774	248,272
Other liabilities	1,010,006	224,769
Separate account liabilities	19,120,381	17,509,294

Total liabilities	43,734,984	40,805,035

Commitments and contingencies - Note 18
Minority interest	5,561	-

STOCKHOLDER'S EQUITY

Common stock, $1,000 par value - 10,000 shares authorized; 6,437 shares issued and outstanding in 2004 and 2003	$ 6,437	$ 6,437
Additional paid-in capital	2,131,888	2,071,888
Accumulated other comprehensive income	180,638	227,681
Retained earnings	628,035	563,335

Total stockholder's equity	2,946,998	2,869,341

Total liabilities and stockholder's equity	$ 46,687,543	$ 43,674,376

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

(in thousands)

For the years ended December 31,

	2004	2003	2002 Restated

Net income (loss)	$ 221,276	$ 94,991	$ (41,797)
Other comprehensive income (loss)
Net change in unrealized holding gains (losses) on
available-for-sale securities, net of tax and policyholder amounts	23,103	158,442	208,297
Reclassification adjustments of realized investment (gains) losses into net income (loss)	(70,146)	(179,672)	34,767

Other comprehensive (loss) income	(47,043)	(21,230)	243,064

Comprehensive income	$ 174,233	$ 73,761	$ 201,267

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

(in thousands)

For the years ended December 31,

			Accumulated
		Additional	Other		Total
	Common	Paid-In	Comprehensive	Retained	Stockholder's
	Stock	Capital	Income	Earnings	Equity

Balance at December 31, 2001 - Restated	$ 6,437	$ 1,971,888	$ 5,847	$ 510,141	$ 2,494,313

Net loss - Restated				(41,797)	(41,797)
Additional paid-in-capital - Restated		100,000			100,000
Other comprehensive income - Restated			243,064		243,064
Balance at December 31, 2002 - Restated	$ 6,437	$ 2,071,888	$ 248,911	$ 468,344	$ 2,795,580

Net income				94,991	94,991
Other comprehensive loss			(21,230)		(21,230)

Balance at December 31, 2003	$ 6,437	$ 2,071,888	$ 227,681	$ 563,335	$ 2,869,341

Net income				221,276	221,276
Additional paid-in-capital		60,000			60,000
Dividends				(156,576)	(156,576)
Other comprehensive loss			(47,043)		(47,043)

Balance at December 31, 2004	$ 6,437	$ 2,131,888	$ 180,638	$ 628,035	$ 2,946,998

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in thousands)

For the years ended December 31,

	2004	2003	2002 Restated

Cash Flows From Operating Activities:
Net income (loss) from operations	$ 221,276	$ 94,991	$ (41,797)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Income to minority interest	5,561	-	-
Amortization (accretion) of discount and premiums	82,123	112,761	58,246
Amortization of DAC and VOBA	82,876	98,398	251,513
Depreciation and amortization	3,025	1,730	1,876
Non cash derivative activity	(18,690)	144,091	231,131
Net realized (gains) losses on investments	(96,074)	(134,085)	38,966
Net losses (gains) on trading investments	7,237	(63,573)	(111,740)
Net change in unrealized and undistributed (gains) losses in private equity limited partnerships	(58,981)	15,789	17,186
Interest credited to contractholder deposits	671,101	781,834	701,505
Deferred federal income taxes (benefits)	72,648	43,029	(44,316)
Cumulative effect of change in accounting principles, net of tax	8,940	7,547	-
Changes in assets and liabilities:
Deferred acquisition costs	(346,996)	(263,762)	(288,463)
Accrued investment income	5,545	(28,655)	(5,038)
Future contract and policy benefits	(42,530)	(854)	25,584
Other, net	211,882	127,056	(31,505)
Net sales (purchases) of trading fixed maturities	27,801	(60,321)	(369,794)
Net cash provided by operating activities	836,744	875,976	433,354

Cash Flows From Investing Activities:
Sales, maturities and repayments of:
Available-for-sale fixed maturities	10,472,377	13,004,400	11,137,476
Net cash from sale of subsidiary	39,687	1,500	3,331
Other invested assets	144,145	127,944	152,512
Mortgage loans	205,740	339,735	234,191
Real estate	-	14,275	6,036
Purchases of:
Available-for-sale fixed maturities	(10,367,260)	(13,414,490)	(12,867,827)
Other invested assets	(910,784)	(4,926)	(233,255)
Mortgage loans	(698,776)	(338,627)	(249,867)
Real estate	(86,743)	(16,153)	(3,634)
Changes in other investing activities, net	728,637	5,100	(8,109)
Net change in policy loans	(3,418)	(10,858)	(3,406)
Net change in short-term investments	705	153,355	(81,713)

Net cash used in investing activities	$ (475,690)	$ (138,745)	$ (1,914,265)

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in thousands)

For the years ended December 31,

	2004	2003	2002 Restated

Cash Flows From Financing Activities:
Deposits to contractholder deposit funds	$ 2,552,431	$ 2,461,677	$ 3,627,924
Withdrawals from contractholder deposit funds	(2,867,815)	(3,411,004)	(3,116,836)
Net cash of SCA	(2,910)	-	-
Issuance of long-term debt	-	-	460,000
Net change in securities lending	-	-	(1,152,861)
Dividends paid to stockholder	(150,000)	-	-
Additional capital contributed	60,000	-	100,000
Other, net	42,004	(145,258)	149,967
Net cash provided by (used) in financing activities	(366,290)	(1,094,585)	68,194

Net change in cash and cash equivalents	(5,236)	(357,354)	(1,412,717)

Cash and cash equivalents, beginning of year	558,185	915,539	2,328,256

Cash and cash equivalents, end of year	$ 552,949	$ 558,185	$ 915,539

Supplemental Cash Flow Information
Interest paid	$ 120,195	$ 118,302	$ 107,358

Supplemental Schedule of non-cash investing and financing activities

On June 30, 2004, the Company sold its interest in one of its consolidated variable interest entities ("VIEs"). As a result of the sale, bonds decreased by $51.0 million, other liabilities decreased by $11.1 million, deferred tax liability decreased by $3.8 million, notes payable decreased by $7.0 million and other invested assets decreased by $0.6 million in a non-cash transaction.

On December 31, 2004, the Company distributed through a dividend to its parent, Sun Life of Canada (U.S.) Holdings, Inc., its interest in Sun Capital Advisers, Inc. As a result of the dividend, other assets decreased by $5.2 million, other liabilities decreased by $0.9 million and accrued expenses and taxes decreased by $0.6 million in a non-cash transaction.

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

GENERAL

Sun Life Assurance Company of Canada (U.S.) (the "Company") is a stock life insurance company incorporated under the laws of Delaware. Its Executive Office mailing address is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, Telephone (781) 237-6030. The Company is an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc. ("SLC - U.S. Ops Holdings") and is an indirect wholly-owned subsidiary of Sun Life Financial Inc. ("SLF"), a reporting company under the Securities Exchange Act of 1934. SLF and its subsidiaries are collectively referred to herein as "Sun Life Financial."

The Company and its subsidiaries are engaged in the sale of individual and group variable life insurance, individual and group fixed and variable annuities, group pension contracts, guaranteed investment contracts ("GICS"), group life, group disability, and group stop loss insurance. These products are distributed through individual insurance agents, financial planners, insurance brokers and broker-dealers to both the tax qualified and non-tax-qualified markets. The Company is authorized to transact business in 49 states, the District of Columbia, Puerto Rico and the U.S. Virgin Islands. In addition, the Company's wholly-owned subsidiary, Sun Life Insurance and Annuity Company of New York ("SLNY"), is authorized to transact business in the State of New York.

As of December 31, 2004, SLC - U.S. Ops Holdings, was a direct wholly-owned subsidiary of Sun Life Assurance Company of Canada ("SLOC"), 150 King Street West, Toronto, Ontario, Canada. SLOC is a life insurance company incorporated in 1865. As of December 31, 2004, SLOC transacted business directly or through its subsidiaries and joint ventures in all of the Canadian provinces and territories, all of the United States, the District of Columbia, Puerto Rico, the Virgin Islands, Great Britain, Ireland, Hong Kong, Bermuda, Barbados, Philippines, Indonesia, China and India. SLOC is a direct wholly-owned subsidiary of SLF.

On January 4, 2005, a reorganization was completed under which most of SLOC's asset management businesses in Canada and the United States were transferred to Sun Life Financial Corp., a newly incorporated wholly-owned subsidiary of SLF. After this reorganization, the operations remaining in SLOC consist primarily of Sun Life Financial's life, health and annuities businesses in Canada, most of its life and health businesses in the United States, and all of its operations in the United Kingdom and Asia. SLOC continues to be a direct wholly-owned subsidiary of SLF. The Company and its subsidiaries are now indirect wholly-owned subsidiaries of Sun Life Financial Corp., and continue to be indirect wholly-owned subsidiaries of SLF.

On December 31, 2004, Sun Capital Advisers, Inc. ("SCA"), a registered investment adviser, was distributed in the form of a dividend to the Company's parent and became a consolidated subsidiary of the SLC - U.S. Ops Holdings. As a result of this transaction, SCA is no longer the Company's wholly-owned subsidiary. As of December 31, 2004, SCA's total assets were $8.1 million. SCA's net income for the years ended December 31, 2004, 2003 and 2002, was $1.9 million, $0.7 million and $1.1 million, respectively.

On June 30, 2004, the Company sold its interest in one of its consolidated variable interest entities ("VIEs") and recognized a gain of $9.7 million. The Company received net cash proceeds of $39.7 million and reduced consolidated assets and liabilities by $51.6 million and $21.9 million, respectively. The Company's net income related to this VIE for the year ended December 31, 2004, excluding the gain on the sale, was $7.1 million.

On December 31, 2003, Keyport Life Insurance Company ("Keyport") was merged with and into the Company with the Company as the surviving entity. Prior to the merger, the Company and Keyport were both indirect wholly-owned subsidiaries of SLC - U.S. Ops Holdings. The merger had no effect on the existing rights and benefits of policyholders and contractholders from either company. The Company is licensed and authorized to write all business that was previously written by the Keyport.

The merger was accounted for under Statement of Financial Accounting Standards ("SFAS") No. 141, "Business Combinations." Under SFAS No. 141, transfers of net assets and exchanges of shares between entities under common control are recorded at their carrying amounts at the date of transfer. The financial statements of prior periods have been restated to give effect to the merger as of November 1, 2001, the date on which the predecessor companies came under common control.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

GENERAL (CONTINUED)

The following summarizes the results of operations and total assets as of and for the year ended December 31, 2003 (in 000's):
	Keyport	SLUS	Surviving Entity
Total revenues	$ 893,846	$ 625,903	$ 1,519,749
Total expenditures	764,596	624,426	1,389,022
Pretax income	129,250	1,477	130,727

Net income	$ 76,452	$ 18,539	$ 94,991

Total Assets	$ 21,132,604	$ 22,541,772	$ 43,674,376

The impact of the merger with Keyport decreased net income by $22.6 million for the year ended December 31, 2002.

BASIS OF PRESENTATION

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for stockholder-owned life insurance companies.

The consolidated financial statements include the accounts of the Company and its subsidiaries. As of December 31, 2004, the Company owned all of the outstanding shares of SLNY, Sun Benefit Services Company, Inc. ("SBSC"), Sun Life of Canada (U.S.) SPE 97-I, Inc. ("SPE 97-I"), Sun Life of Canada (U.S.) Holdings General Partner LLC ("the General Partner"), Clarendon Insurance Agency, Inc. ("Clarendon"), SLF Private Placement Investment Company I, LLC, Sun Parkaire Landing LLC, 7101 France Avenue Manager LLC and Independence Life and Annuity Company ("Independence Life").

The General Partner is the sole general partner in Sun Life of Canada (U.S.) Limited Partnership I ("the Partnership") and as a result, the Partnership is consolidated with the results of the Company. In addition, the Company consolidates certain investments in VIEs. The consolidation of the VIEs requires the Company to report the minority interest relating to the equity ownership not controlled by the Company.

SLNY is engaged in the sale of individual fixed and variable annuity contracts, variable universal life insurance, and group life, group disability insurance and stop loss contracts in its state of domicile, New York. SBSC is an inactive subsidiary. SPE 97-I was organized for the purpose of engaging in activities incidental to securitizing mortgage loans. The General Partner is the sole general partner of the Partnership. The Partnership was established to purchase subordinated debentures issued by the Company's parent, SLC U.S. Holdings, and to issue partnership capital securities to an affiliated business trust, Sun Life of Canada (U.S.) Capital Trust I, ("Capital Trust I"). Clarendon is a registered broker-dealer that acts as the general distributor of certain annuity and life insurance contracts issued by the Company and its affiliates. Independence Life is a life insurance company that sold variable and whole life insurance products.

All significant intercompany transactions have been eliminated in consolidation.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates. The most significant estimates are those used in determining the fair value of financial instruments, goodwill, deferred policy acquisition costs ("DAC"), value of business acquired ("VOBA"), the liabilities for future contract and policyholder benefits and other than temporary impairments of investments. Actual results could differ from those estimates.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including cash equivalents, fixed maturity investments, mortgage loans, equity securities, off balance sheet financial instruments, debt, loan commitments and financial guarantees. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

CASH AND CASH EQUIVALENTS

Cash and cash equivalents primarily include cash, commercial paper, money market investments and short-term bank participations. All such investments have maturities of three months or less when purchased and are considered cash equivalents for purposes of reporting cash flows.

The consolidated financial statements have been restated to reflect a reclassification of bank overdrafts of $44.7 million and $190.0 million as of December 31, 2003 and 2002, respectively.

INVESTMENTS

The Company accounts for its investments in accordance with SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities." At the time of purchase, fixed maturity securities are classified based on intent as either held-to-maturity, trading or available-for-sale. In order for the security to be classified as held-to-maturity, the Company must have positive intent and ability to hold the securities to maturity. Securities held-to-maturity are stated at cost adjusted for amortization of premiums and accretion of discounts. Securities that are bought and held principally for the purpose of selling them in the near term are classified as trading. Trading securities are carried at aggregate fair value with changes in unrealized gains or losses reported as a component of net investment income. Securities that do not meet the held-to-maturity or trading criterion are classified as available-for-sale. Available-for-sale securities are carried at fair value with the unrealized gains or losses reported in other comprehensive income.

Fair values for publicly traded securities are obtained from external market quotations. For privately placed fixed maturities, fair values are estimated by taking into account prices for publicly traded securities of similar credit risk, maturities repayment and liquidity characteristics. All security transactions are recorded on a trade date basis.

The Company's accounting policy for impairment requires recognition of an other-than-temporary impairment write-down on a security if it is determined that the Company is unable to recover all amounts due under the contractual obligation of the security. Once an impairment charge has been recorded, the Company continues to review the other-than-temporarily impaired security for additional impairment, if necessary. Other-than-temporary impairments are reported as a component of net realized investment gains (losses).

Mortgage loans are stated at unpaid principal balances, net of provisions for estimated losses. Mortgage loans acquired at a premium or discount are carried at amortized values net of provisions for estimated losses. Mortgage loans, which include primarily commercial first mortgages, are diversified by property type and geographic area throughout the United States. Mortgage loans are collateralized by the related properties and generally are no more than 75% of the properties' value at the time that the original loan is made.

A loan is recognized as impaired when it is probable that the principal or interest is not collectible in accordance with the contractual terms of the loan. Measurement of impairment is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or at the loan's observable market price. A specific valuation allowance is established if the fair value of the impaired loan is less than the recorded amount. Loans are also charged against the allowance when determined to be uncollectible. The allowance is based on a continuing review of the loan portfolio, past loss experience and current economic conditions, which may affect the borrower's ability to pay. While management believes that it uses the best information available to establish the allowance, future adjustments to the allowance may become necessary if economic conditions differ from the assumptions used in making the evaluation.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS (CONTINUED)

Real estate investments are held for the production of income or held-for-sale. Real estate investments held for the production of income are carried at the lower of cost adjusted for accumulated depreciation or fair value. Depreciation of buildings and improvements is calculated using the straight-line method over the estimated useful life of the property, generally 40 to 50 years. Real estate investments held-for-sale are primarily acquired through foreclosure of mortgage loans. The cost of real estate that has been acquired through foreclosure is the estimated fair value less estimated costs to dispose at the time of foreclosure. Real estate investments are diversified by property type and geographic area throughout the United States.

Policy loans are carried at the amount of outstanding principal balance. Policy loans are collateralized by the related insurance policy and do not exceed the net cash surrender value of such policy.

Investments in private equity limited partnerships are accounted for on either the cost or equity method. The equity method of accounting is used for all partnerships in which the Company has an ownership interest in excess of 3%.

The Company uses derivative financial instruments including swaps, options and futures as a means of hedging exposure to interest rate, currency and equity price risk. Derivatives are carried at fair value and changes in fair value are recorded as a component of derivative income.

Realized gains and losses on the sales of investments are recognized in operations at the date of sale and are determined using the average cost method. When an impairment of a specific investment is determined to be other-than-temporary, a realized investment loss is recorded. Changes in the provision for estimated losses on mortgage loans and real estate are included in net realized investment gains and losses.

Interest income is recorded on the accrual basis. Investments are placed in a non-accrual status when management believes that the borrower's financial condition, after giving consideration to economic and business conditions and collection efforts, is such that collection of principal and interest is doubtful. When an investment is placed in non-accrual status, all interest previously accrued is reversed against current period interest income. Interest accruals are resumed on such investments only when they are brought fully current with respect to principal and interest, have performed on a sustained basis for a reasonable period of time, and when, in the judgment of management, the investments are estimated to be fully collectible as to both principal and interest.

DEFERRED POLICY ACQUISITION COSTS

Acquisition costs consist of commissions, underwriting and other costs, which vary with and are primarily related to the production of new business. Acquisition costs related to investment-type contracts, primarily deferred annuity and GICS, and universal and variable life products are deferred and amortized with interest in proportion to the present value of estimated gross profits to be realized over the estimated lives of the contracts. Estimated gross profits are composed of net investment income, net realized investment gains and losses, life and variable annuity fees, surrender charges and direct variable administrative expenses. This amortization is reviewed periodically and adjusted retrospectively when the Company revises the actual profits and its estimate of future gross profits to be realized from this group of products, including realized and unrealized gains and losses from investments.

Deferred policy acquisition costs ("DAC") for each product is reviewed to determine if it is recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination. Although realization of DAC is not assured, the Company believes it is more likely than not that all of these costs will be realized. The amount of DAC considered realizable, however, could be reduced in the near term if the estimates of gross profits or total revenues discussed above are reduced.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

DEFERRED POLICY ACQUISITION COSTS (CONTINUED)

DAC is also adjusted for amounts relating to the recognition of unrealized investment gains and losses. This adjustment, net of tax, is included with the change in net unrealized investment gains or losses that is credited or charged directly to accumulated other comprehensive income (loss). DAC was reduced by $172.9 million and $132.3 million at December 31, 2004 and 2003, respectively, to reflect the unrealized gains and losses.

VALUE OF BUSINESS ACQUIRED

Value of business acquired ("VOBA") represents the actuarially-determined present value of projected future gross profits from policies in force at the date of their acquisition. This amount is amortized in proportion to the projected emergence of profits.

VOBA is also adjusted for amounts relating to the recognition of unrealized investment gains and losses. This adjustment, net of tax, is included with the change in net unrealized investment gains or losses that is credited or charged directly to accumulated other comprehensive income (loss). VOBA was decreased by $48.2 million and $54.8 million at December 31, 2004 and 2003, respectively, to account for the unrealized investment gains and losses.

GOODWILL

Goodwill represents the difference between the purchase price paid and the fair value of the net assets acquired in connection with the acquisition of Keyport. In accordance with SFAS No. 142, "Goodwill and Other Intangible Assets," goodwill is tested for impairment on an annual basis. The Company completed the required impairment tests of goodwill and indefinite-lived intangible assets during the second quarter of 2004 and concluded that these assets were not impaired.

In 2004, the Company finalized tax periods that predated the acquisition of Keyport. In accordance with the Emerging Issues Task Force ("EITF") Issue No. 93-7, "Uncertainties Related to Income Taxes in a Purchase Business Combinations," adjustments upon resolution of income tax uncertainties that predate or result from a purchase business combination should be recorded as an increase or decrease to goodwill regardless of the time that has elapsed since the acquisition date. The Company reduced goodwill by $8.7 million in 2004 to record the difference between the estimated tax liability at the acquisition date and the final tax liability for closed tax years that predated the acquisition.

OTHER ASSETS

Property, equipment, leasehold improvements and capitalized software costs that are included in other assets are stated at cost, less accumulated depreciation and amortization. Depreciation and amortization are calculated using the straight-line or accelerated method over the estimated useful lives of the related assets, which generally range from 3 to 10 years. Amortization of leasehold improvements is provided using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements. Intangible assets are also included in other assets.

Intangible assets acquired primarily consist of state insurance licenses ($5.1 million) that are not subject to amortization and approximately $2.0 million of intangible assets relate to product rights that have a weighted-average useful life of 7 years.

POLICY LIABILITIES AND ACCRUALS

Contractholder deposit funds consist of policy values that accrue to the holders of universal life-type contracts and investment-related products such as deferred annuities, single premium whole life policies and GICS. The liabilities consist of deposits received plus interest credited, less accumulated policyholder charges, assessments and withdrawals. The liability is before the deduction of any applicable surrender charges.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

POLICY LIABILITIES AND ACCRUALS (CONTINUED)

Other policy liabilities include liabilities for policy and contract claims. These amounts consist of the estimated amount payable for claims reported but not yet settled and an estimate of claims incurred but not reported. The amount reported is based upon historical experience, adjusted for trends and current circumstances. Management believes that the recorded liability is sufficient to provide for the associated claims adjustment expenses. Revisions of these estimates are included in operations in the year such refinements are made.

Future contract and policy benefits are liabilities for traditional life, health and stop loss products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. The liabilities associated with traditional life insurance and disability insurance products are computed using the net level premium method based on assumptions about future investment yields, mortality, morbidity and persistency. The assumptions used are based upon the Company's experience and industry standards.

REVENUE AND EXPENSES

Premiums for traditional individual life products are considered revenue when due. Premiums related to group life, stop loss and group disability insurance are recognized as revenue pro-rata over the contract period. The unexpired portion of these premiums is recorded as unearned premiums. Revenue from universal life-type products and investment-related products includes charges for the cost of insurance (mortality), initiation and administration of the policy and surrender charges. Revenue is recognized when the charges are assessed except that any portion of an assessment that relates to services to be provided in future years is deferred and recognized over the period during which the services are provided.

Benefits and expenses related to traditional life, annuity and disability contracts, including group policies, are recognized when incurred in a manner designed to match them with related premium revenue and spread income recognition over expected policy lives. For universal life-type and investment-type contracts, expenses include interest credited to policyholders' accounts and death benefits in excess of account values, which are recognized as incurred.

Fees from investment advisory services are recognized as revenues when the services are provided.

INCOME TAXES

For the year ended December 31, 2004, the Company will participate in the consolidated federal income tax return with an affiliate, SLC - US Ops Holdings. Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by SFAS No. 109, "Accounting for Income Taxes." These differences primarily result from policy reserves, policy acquisition expenses and unrealized gains or losses on investments. For the 2003 tax year, as in prior years, SLUS participated in the consolidated federal income tax return with SLC - U.S. Ops Holdings and other affiliates. For 2003 and 2002, Keyport filed a separate consolidated return with an affiliate, Independence Life.

SEPARATE ACCOUNTS

The Company has established separate accounts applicable to various classes of contracts providing for variable benefits. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Contracts for which funds are invested in separate accounts include variable life insurance and individual and group qualified and non-qualified variable annuity contracts. Investment income and changes in mutual fund asset values are allocated to policyholders and therefore do not affect the operating results of the Company. Assets held in the separate accounts are carried at fair value and the investment risk of such securities is retained by the contractholder. The Company earns separate account fees for providing administrative services and bearing the mortality risks related to these contracts.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

RECLASSIFICATIONS

Certain amounts in the prior years' financial statements have been reclassified to conform to the 2004 presentation.

NEW ACCOUNTING PRONOUNCEMENTS

On January 1, 2004, the Company adopted the American Institute of Certified Public Accountants' (the "AICPA") Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). The major provisions of SOP 03-1 that affect the Company require:

-	Establishment of reserves primarily related to death benefit and income benefit guarantees provided under variable annuity contracts;
-	Deferral of sales inducements that meet certain criteria, and amortization using the same method used for DAC; and
-	Reporting and measuring the Company's interest in its separate accounts as investments.

Effect of Adoption

The cumulative effect, reported after tax and net of related effects on DAC, upon adoption of SOP 03-1 at January 1, 2004, decreased net income and stockholder's equity by $8.9 million and reduced accumulated other comprehensive income by $2.1 million. The decrease in net income was comprised of an increase in future contract and policy benefits (primarily for variable annuity contracts) of $46.7 million, pretax, an increase in DAC of $29.5 million, pretax, and the recognition of the unrealized gain on investments in separate accounts of $3.5 million, pretax.

In October 2004, the AICPA issued a technical bulletin on financial accounting and reporting issues related to SOP 03-1. Upon adoption of the guidance in the technical bulletin, the Company restated the amount of the cumulative effect of change in accounting principal in the accompanying financial statements from the amount previously reported in earlier quarters ($0.9 million). The previously reported 2004 quarterly financial information has also been restated in Item 8 of this Form 10-K to reflect the implementation of the technical bulletin provisions.

Liabilities for contract guarantees

The Company offers various guarantees to certain policyholders including a return of no less than (a) total deposits made on the contract less any customer withdrawals, (b) total deposits made on the contract less any customer withdrawals plus a minimum return or (c) the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. These guarantees include benefits that are payable in the event of death, upon annuitization, or at specified dates during the accumulation period of an annuity.

The table below represents information regarding the Company's variable annuity contracts with guarantees at December 31, 2004:

Benefit Type	Account Balance	Net Amount at Risk	Average Attained Age
Minimum Death	$ 16,894,237	$ 2,423,320	65.7
Minimum Income	$ 386,407	$ 63,851	59.8
Minimum Accumulation or Withdrawal	$ 884,843	$ -	61.4

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

NEW ACCOUNTING PRONOUNCEMENTS (CONTINUED)

The following summarizes the reserve for the guaranteed minimum death benefit and income benefit at December 31, 2004:

	Guaranteed Minimum Death Benefit	Guaranteed Minimum Income Benefit	Total
Balance at January 1, 2004	$ 45,250	$ 1,457	$ 46,707

Incurred guaranteed benefits	32,103	832	32,935
Paid guaranteed benefits	50,502	-	50,502
Interest	1,462	132	1,594

Balance at December 31, 2004	$ 28,313	$ 2,421	$ 30,734

The liability for death and income benefit guarantees is established equal to a benefit ratio multiplied by the cumulative contract charges earned, plus accrued interest less contract benefit payments. The benefit ratio is calculated as the estimated present value of all expected contract benefits divided by the present value of all expected contract charges. The benefit ratio may be in excess of 100%. For guarantees in the event of death, benefits represent the current guaranteed minimum death payments in excess of the current account balance. For guarantees at annuitization, benefits represent the present value of the minimum guaranteed annuity benefits in excess of the current account balance.

Projected benefits and assessments used in determining the liability for guarantees are developed using models and stochastic scenarios that are also used in the development of estimated expected future gross profits. Underlying assumptions for the liability related to income benefits include assumed future annuitization elections based upon factors such as eligibility conditions and the annuitant's attained age.

The liability for guarantees will be re-evaluated periodically, and adjustments will be made to the liability balance through a charge or credit to policyowner benefits.

Guaranteed minimum accumulation benefits or withdrawal benefits are considered to be derivatives under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," and are recognized at fair value through earnings. The guaranteed minimum accumulation or withdrawal benefit was a $0.6 and $2.8 million receivable at January 1, 2004 and December 31, 2004, respectively.

Interest in Separate Accounts

At December 31, 2003, the Company had $11.7 million representing unconsolidated interests in its own separate accounts. These interests were recorded as separate account assets, with changes in fair value recorded through other comprehensive income. On January 1, 2004, the Company reclassified these interests to investments as a component of other invested assets.

Sales Inducements

The Company currently offers enhanced or bonus crediting rates to policyholders on certain of its annuity products. Through December 31, 2003, the expenses associated with certain of these bonuses were deferred and amortized. Others were expensed as incurred. Effective January 1, 2004, upon adoption of SOP 03-1, the expenses associated with offering a bonus are deferred and amortized over the life of the related contract in a pattern consistent with the amortization of DAC.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

NEW ACCOUNTING PRONOUNCEMENTS (CONTINUED)

Other Accounting Pronouncements

Effective December 31, 2003, the Company adopted the disclosure requirements of EITF Issue No. 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments." As a result, disclosures are required for unrealized losses on fixed maturity and equity securities accounted for under SFAS No. 115, "Accounting for Certain Investment in Debt and Equity Securities," that are classified as either available-for-sale or held-to-maturity.

The disclosure requirements include quantitative information regarding the aggregate amount of unrealized losses and the associated fair value of the investments in an unrealized loss position, segregated into time periods for which the investments have been in an unrealized loss position. EITF No. 03-1 also requires certain qualitative disclosures about holdings with unrealized losses in order to provide additional information that the Company considered in concluding that the unrealized losses were not other-than-temporary. For further discussion, see disclosures in Note 4.

On November 29, 2004, the AICPA issued a proposed Statement of Position ("SOP"), "Accounting by Insurance Enterprises for Deferred Acquisition Costs on Internal Replacements." The proposed SOP provides guidance on accounting by insurance companies for DAC on internal replacements other than those specifically described in SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments." The proposed SOP is effective for fiscal years beginning after December 15, 2005. The Company is in the process of evaluating the provisions of the proposed SOP and its impact on the Company's financial position and results of operations.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

NEW ACCOUNTING PRONOUNCEMENTS (CONTINUED)

In January 2003, the Financial Accounting Standards Board (the "FASB") issued Interpretation No. 46, "Consolidation of Variable Interest Entities" ("FIN No. 46"). In December 2003, the FASB issued a revised version of FIN 46 ("FIN 46R"), which incorporated a number of modifications and changes made to the original version. FIN 46R replaces the previously issued FIN No. 46 and, subject to certain special provisions, is effective no later than the first reporting period that ends after December 15, 2003 for entities considered to be special-purpose entities and no later than the end of the first reporting period that ends after March 15, 2004 for all other VIEs. Early adoption was permitted. The Company adopted FIN No. 46 and FIN 46R in the fourth quarter of 2003. Implementation of FIN No. 46 and FIN 46R resulted in the consolidation of two VIEs and increased total consolidated assets by $67.8 million at December 31, 2003. As required by FIN No. 46 and FIN 46R, the difference between the carrying amount of the assets and the fair value of the VIEs resulted in a cumulative effect of change in accounting principles, net of tax, of $7.5 million as of the date of adoption.

The Company does have a greater than or equal to 20% involvement in 10 VIEs at December 31, 2004. The Company is a creditor in 7 trusts, 2 limited liability companies and one special purpose entity that were used to finance commercial mortgages, franchise receivables, auto receivables and equipment used in utility generation. The Company's maximum exposure to loss related to all of these VIEs is the investments' carrying value, which was $62.8 million at December 31, 2004. The notes mature between August 2005 and December 2035. See Note 4 for additional information with respect to leveraged leases which is not included above.

Consolidated VIE's increased total consolidated assets by $64.3 million at December 31, 2004. The liabilities include a $33.5 million note issued in June 2000. The note will mature on June 1, 2012. The interest rate on the note is the three-month LIBOR plus 1.75% for the period from June 23, 2000 to December 1, 2005 and LIBOR for the period from December 1, 2005 to June 1, 2012.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

2. MERGERS, ACQUISITIONS AND DISPOSITIONS

On December 31, 2004, SCA, a registered investment adviser and a wholly-owned subsidiary of the Company, was distributed in the form of a dividend to the Company's parent and became a consolidated subsidiary of SLC - U.S. Ops Holdings. As a result of this transaction, SCA is no longer the Company's wholly-owned subsidiary. As of December 31, 2004 and 2003, SCA's net assets were $8.1 million and $5.1 million, respectively. SCA's net income for the years ended December 31, 2004, 2003 and 2002, was $1.9 million, $0.7 million and $1.1 million, respectively.

On June 30, 2004, the Company sold its interest in one of its consolidated VIEs and recognized a gain of $9.7 million. The Company received net cash proceeds of $39.7 and reduced consolidated assets and liabilities by $51.6 million and $21.9 million, respectively. The Company's net income related to this VIE for the year ended December 31, 2004, excluding the gain on the sale, was $7.1 million.

On December 31, 2003, Clarendon merged with an affiliate, Keyport Financial Services Corp., with Clarendon as the surviving entity. KFSC was a wholly-owned subsidiary of Keyport.

On November 18, 2003, the Company sold its interest in its wholly-owned subsidiary, Vision Financial Corporation, for $1.5 million. A loss of approximately $1.0 million was realized on this transaction.

On April 1, 2003, Sun Life Financial Services Limited ("SLFSL"), a wholly-owned subsidiary of the Company, ceased operations and SLFSL was liquidated during the fourth quarter of 2003. SLFSL served as marketing administrator for the distribution of offshore products offered by SLOC, an affiliate.

On December 18, 2002, the Company sold its interest in its wholly-owned subsidiary, Sun Life of Canada (U.S.) Distributors, Inc. ("SLD") to another affiliate, Sun Life Financial (U.S.) Holdings, Inc., for $10.5 million. No gain or loss was realized on this transaction. Effective January 1, 2003, SLD changed its name to MFS/Sun Life Financial Distributors, Inc. ("MFSLF") and thereafter Massachusetts Financial Services Company ("MFS"), an affiliate of the Company, acquired a 50% ownership interest in MFSLF. Total net loss of SLD for the year ended December 31, 2002 was $4.8 million. Effective January 1, 2005, MFSLF changed its name to Sun Life Financial Distributors, Inc. ("SLFD").

On October 9, 2002, Keyport Benefit Life Insurance Company, which was a wholly-owned subsidiary of Keyport, merged with and into SLNY, with SLNY as the surviving entity. The merger had no effect on the existing rights and benefits of policyholders or contract holders from either company.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

3. SIGNIFICANT TRANSACTIONS WITH AFFILIATES

In 2003, the Company sold a $100 million note from MFS, an affiliate, to another affiliate, Sun Life (Hungary) Group Financing Limited Liability Company ("Sun Life (Hungary) LLC"), for approximately $109.1 million. The note was sold at a gain of $9.1 million.

The Company and its subsidiaries have management services agreements with SLOC which provide that SLOC will furnish, as requested, certain services and facilities on a cost-reimbursement basis. Expenses under these agreements amounted to approximately $24.4 million in 2004, $73.3 million in 2003, and $64.4 million in 2002.

The Company has an administrative services agreement with SLC - U.S. Ops Holdings, under which the Company provides administrative and investor services with respect to certain open-end management investment companies for which MFS serves as the investment adviser, and which are offered to certain of the Company's separate accounts established in connection with the variable annuity contracts issued by the Company. Amounts received under this agreement amounted to approximately $22.8 million, $21.3 million and $24.0 million for the years ended December 31, 2004, 2003 and 2002, respectively.

The Company leases office space to SLOC under lease agreements with terms expiring in September 2009 and options to extend the terms for each of twelve successive five year terms at fair market value of the fixed rent for the term, which is ending. Rent received by the Company under the leases amounted to approximately $11.8 million, $11.8 million, and $11.7 million in 2004, 2003 and 2002, respectively. Rental income is reported as a component of net investment income.

As more fully described in Note 8, the Company has been involved in several reinsurance transactions with SLOC.

In 2004, the Company declared and paid cash dividends in the amount of $150.0 million and transferred via dividend its ownership of SCA valued at $6.6 million to its parent, SLC - U.S. Ops Holdings. The Company did not make any dividend payments in 2003 or 2002.

On December 31, 2004 and September 24, 2002, the Company received a $60.0 million and a $100.0 million capital contribution, respectively, from its parent, SLC - U.S. Ops Holdings.

In 2004, the Company became a participant in a restricted share unit ("RSU") plan with its indirect parent, SLF. Under the RSU plan, participants are granted units that are equivalent to one common share of SLF stock and have a fair market value of a common share of SLF stock on the date of grant. RSUs earn dividend equivalents in the form of additional RSUs at the same rate as the dividends on common shares of SLF stock. The redemption value is the fair market value of an equal number of common shares of SLF stock. As of December 31, 2004, the Company incurred expenses of $4.1 million.

In 2004, the Company became a participant in a performance share unit ("PSU") plan with its indirect parent, SLF. Under the PSU plan, participants are granted units that are the equivalent to one SLF common share and have a fair market value of a SLF common share on the date of grant. PSUs earn dividend equivalents in the form of additional PSUs at the same rate as the dividends on SLF's common shares. No PSUs will vest or become payable unless SLF meets certain threshold targets with respect to specified performance targets. The plan provides for an enhanced payout if SLF achieves superior levels of performance to motivate participants to achieve a higher return for shareholders. Payments to participants are based on the number of PSUs earned multiplied by the market value of SLF's common shares at the end of a three-year performance period. As of December 31, 2004, the Company incurred expenses of $0.3 million relating to PSUs.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

3. SIGNIFICANT TRANSACTIONS WITH AFFILIATES (CONTINUED)

On July 25, 2002, the Company issued a $380 million promissory note at 5.76% and an $80 million promissory note at 5.71%, both maturing June 30, 2012 to an affiliate, Sun Life (Hungary) LLC. The Company pays interest semi-annually to Sun Life (Hungary) LLC. Total interest paid was $26.5 million for the years ended December 31, 2004 and 2003, respectively, and $11.5 million for the year ended December 31, 2002. The proceeds of the notes were used to purchase fixed rate government and corporate bonds.

Effective January 2002, all United States employees of SLOC became employees of the Company. As a result, the Company has assumed most of the salaries and benefits previously incurred by SLOC in the United States. In accordance with a management service agreement between the Company and SLOC, the Company provides personnel and certain services to SLOC, as requested. Reimbursements under this agreement, which are recorded as a reduction of other operating expenses, were approximately $136.8 million, $152.2 million and $135.1 million for the years ended December 31, 2004, 2003 and 2002, respectively.

At December 31, 2004 and 2003, the Company had $565 million of surplus notes issued to Sun Life Financial (U.S.) Finance, Inc., an affiliate of the Company. The Company expensed $42.6 million for interest on these surplus notes for each of the years ended December 31, 2004, 2003 and 2002, respectively.

In 2004 and 2003, the Company purchased a total of $140 million in promissory notes from MFS. These promissory notes are included with fixed maturities available-for-sale in the financial statements. The interest rates on these notes range from 2.988% to 3.512% and the terms are from 3-5 years. Interest earned for the periods ended December 31, 2004 and 2003 was $4.0 million and $0.6 million, respectively.

During the years ended December 31, 2004 and 2003, the Company paid $35.0 million and $14.6 million, respectively, in commission fees to an affiliate, SLFD, formerly known as MFSLF.

During the years ended December 31, 2004, 2003 and 2002, the Company paid $45.1 million, $64.5 million and $79.4 million, respectively, in commission fees to Independence Financial Marketing Group, Inc., an affiliate.

Management believes inter-company revenues and expenses are calculated on a reasonable basis; however, these amounts may not necessarily be indicative of the costs that would be incurred if the Company operated on a stand-alone basis.

The following table lists the details of notes due to affiliates at December 31, 2004 (in 000's):

Type	Principal	Maturity	Rate

Surplus	$ 150,000	12/15/27	6.150%
Surplus	150,000	12/15/15	7.250%
Surplus	7,500	12/15/15	6.125%
Surplus	7,500	12/15/27	6.150%
Promissory	80,000	06/30/12	5.710%
Promissory	380,000	06/30/12	5.760%
Surplus	250,000	11/06/27	8.625%
	$ 1,025,000

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

4. INVESTMENTS

Fixed Maturities

The amortized cost and fair value of fixed maturities was as follows:

	December 31, 2004
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Available-for-sale fixed maturities:
Asset Backed and Mortgage Backed Securities	$ 5,250,374	$ 106,024	$ (33,560)	$ 5,322,838
Foreign Government & Agency Securities	99,771	4,789	(21)	104,539
States & Political Subdivisions	1,212	50	-	1,262
U.S. Treasury & Agency Securities	573,446	12,539	(1,174)	584,811
Subordinated notes from affiliate	140,000	-	-	140,000
Corporate securities:
Basic Industry	298,352	16,577	(1,649)	313,280
Capital Goods	667,459	38,995	(1,429)	705,025
Communications	1,428,598	61,135	(7,811)	1,481,922
Consumer Cyclical	1,341,480	51,605	(2,935)	1,390,150
Consumer Noncyclical	512,153	30,345	(367)	542,131
Energy	527,782	27,370	(711)	554,441
Finance	2,979,627	92,043	(14,145)	3,057,525
Industrial Other	311,829	11,198	(1,522)	321,505
Technology	57,867	2,774	(569)	60,072
Transportation	526,567	25,104	(9,549)	542,122
Utilities	1,490,795	83,231	(2,662)	1,571,364
Total Corporate	10,142,509	440,377	(43,349)	10,539,537

Total available-for-sale fixed maturities	$ 16,207,312	$ 563,779	$ (78,104)	$16,692,987

Trading fixed maturities:
Asset Backed and Mortgage Backed Securities	$ 121,729	$ 4,427	$ (1,051)	$ 125,105
Foreign Government & Agency Securities	6,313	711	(11)	7,013
Corporate securities:
Basic Industry	31,844	2,363	-	34,207
Capital Goods	48,839	2,939	-	51,778
Communications	177,288	10,753	(300)	187,741
Consumer Cyclical	198,733	10,684	(159)	209,258
Consumer Noncyclical	23,344	1,209	(13)	24,540
Energy	35,714	4,987	-	40,701
Finance	453,387	25,198	(973)	477,612
Industrial Other	46,089	3,034	(189)	48,934
Technology	3,802	302	-	4,104
Transportation	63,291	5,453	(3,107)	65,637
Utilities	198,245	16,154	(1)	214,398
Total Corporate	1,280,576	83,076	(4,742)	1,358,910

Total trading fixed maturities	$ 1,408,618	$ 88,214	$ (5,804)	$ 1,491,028

Held-to-maturity fixed maturities:
Sun Life of Canada (U.S.) Holdings, Inc.,
8.526% subordinated debt, due 2027	$ 600,000	$ 89,132	$ -	$ 689,132

Total held-to-maturity fixed maturities	$ 600,000	$ 89,132	$ -	$ 689,132

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

4. INVESTMENTS (CONTINUED)

December 31, 2003

Gross

Gross

Estimated

Amortized

Unrealized

Unrealized

Fair

Cost

Gains

Losses

Value

Available-for-sale fixed maturities:

 Asset Backed and Mortgage Backed Securities

$ 5,251,364

$ 116,712

$ (71,242)

$ 5,296,834

 Foreign Government & Agency Securities

82,774

13,696

(47)

96,423

 States & Political Subdivisions

1,693

87

-

1,780

 U.S. Treasury & Agency Securities

685,075

13,343

(8,316)

690,102

 Subordinated notes from affiliate

80,000

-

(934)

79,066

Corporate securities:

 Basic Industry

497,699

25,760

(5,877)

517,582

 Capital Goods

600,303

45,999

(1,477)

644,825

 Communications

1,214,136

54,673

(7,378)

1,261,431

 Consumer Cyclical

1,156,471

66,259

(3,973)

1,218,757

 Consumer Noncyclical

551,144

39,761

(719)

590,186

 Energy

568,786

33,235

(2,573)

599,448

 Finance

2,896,392

120,219

(15,662)

3,000,949

 Industrial Other

414,828

15,723

(2,768)

427,783

 Technology

79,775

3,235

-

83,010

 Transportation

579,351

29,589

(15,540)

593,400

 Utilities

1,678,450

90,491

(12,103)

1,756,838

Total Corporate

10,237,335

524,944

(68,070)

10,694,209

Total available-for-sale fixed maturities

$ 16,338,241

$ 668,782

$ (148,609)

$ 16,858,414

Trading fixed maturities:

 Asset Backed and Mortgage Backed Securities

$ 96,189

$ 5,773

$ (227)

$ 101,735

 Foreign Government & Agency Securities

5,227

893

(14)

6,106

Corporate securities:

 Basic Industry

67,321

7,696

(7)

75,010

 Capital Goods

83,797

8,634

-

92,431

 Communications

170,219

15,478

(222)

185,475

 Consumer Cyclical

167,633

14,226

(609)

181,250

 Consumer Noncyclical

40,623

1,065

(419)

41,269

 Energy

80,957

6,478

(276)

87,159

 Finance

323,412

27,219

(455)

350,176

 Industrial Other

57,925

5,918

(62)

63,781

 Technology

3,804

310

-

4,114

 Transportation

76,614

6,112

(7,505)

75,221

 Utilities

260,933

14,873

(11,914)

263,892

Total Corporate

1,333,238

108,009

(21,469)

1,419,778

Total trading fixed maturities

$ 1,434,654

$ 114,675

$ (21,710)

$ 1,527,619

Held-to-maturity fixed maturities:

Sun Life of Canada (U.S.) Holdings, Inc.,

8.526% subordinated debt, due 2027

$ 600,000

$ 99,069

$ -

$ 699,069

Total held-to-maturity fixed maturities

$ 600,000

$ 99,069

$ -

$ 699,069

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

4. INVESTMENTS (CONTINUED)

The amortized cost and estimated fair value by maturity periods for fixed maturity investments are shown below.  Actual maturities may differ from contractual maturities on asset-backed securities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers.

December 31, 2004

 Amortized
Cost

 Estimated
Fair Value

Maturities of available-for-sale fixed securities:

Due in one year or less

$ 654,144

$ 659,961

Due after one year through five years

3,032,715

3,108,642

Due after five years through ten years

4,304,931

4,486,115

Due after ten years

2,965,148

3,115,431

Subtotal - Maturities available-for-sale

10,956,938

11,370,149

Asset-backed securities

5,250,374

5,322,838

Total Available-for-sale

$ 16,207,312

$ 16,692,987

Maturities of trading fixed securities:

Due in one year or less

$ 103,747

$ 105,563

Due after one year through five years

432,522

458,748

Due after five years through ten years

497,186

528,518

Due after ten years

253,434

273,094

Subtotal - Maturities of trading

1,286,889

1,365,923

Asset-backed securities

121,729

125,105

Total Trading

$ 1,408,618

$ 1,491,028

Maturities of held-to-maturity fixed securities:

Due after ten years

$ 600,000

$ 689,132

Gross gains of $152.5 million, $196.4 million and $163.4 million and gross losses of $45.4 million, $44.9 million and $134.9 million were realized on the voluntary sale of fixed maturities for the years ended December 31, 2004, 2003 and 2002, respectively.

Fixed maturities with an amortized cost of approximately $10.9 million and $18.6 million at December 31, 2004 and 2003, respectively, were on deposit with federal and state governmental authorities as required by law.

The Company had unfunded commitments with respect to funding of limited partnerships of approximately $91.1 million and $126.2 million at December 31, 2004 and 2003, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

4. INVESTMENTS (CONTINUED)

As of December 31, 2004 and 2003, 95.7% and 93.7%, respectively, of the Company's fixed maturities were investment grade.  Investment grade securities are those that are rated "BBB" or better by nationally recognized rating agencies.  During 2004, 2003 and 2002, the Company incurred realized losses totaling $32.5 million, $62.8 million and $95.7 million, respectively, for other-than-temporary impairment of value of some of its fixed maturities after determining that not all of the unrealized losses were temporary in nature.

During 2004, 2003 and 2002, $17.3 million, $4.7 million and $1.6 million, respectively, of the losses recorded in prior years were recovered through dispositions and are included in realized gains.  The Company has discontinued accruing income on several of its holdings for issuers that are in default.  The termination of accrual accounting on these holdings reduced income by $7.0 million, $10.1 million and $2.5 million during 2004, 2003 and 2002, respectively.

The following table provides the fair value and gross unrealized losses of the Company's investments, which were deemed to be temporarily impaired, aggregated by investment category and length of time that individual securities have been in an unrealized loss position, at December 31, 2004:

Less Than Twelve Months

Twelve Months Or More

Total

Corporate Securities

Fair
Value

 Gross
Unrealized
Losses

Fair Value

 Gross
Unrealized
Losses

Fair
Value

 Gross
Unrealized
Losses

Basic Industry

$ 30,787

$ (461)

$ 23,104

$ (1,188)

$ 53,891

$ (1,649)

Capital Goods

119,885

(938)

14,733

(491)

134,618

(1,429)

Communications

196,250

(4,153)

83,702

(3,658)

279,952

(7,811)

Consumer Cyclical

221,428

(2,478)

10,620

(457)

232,048

(2,935)

Consumer Noncyclical

60,192

(367)

-

-

60,192

(367)

Energy

26,575

(372)

7,100

(339)

33,675

(711)

Finance

693,913

(8,606)

146,825

(5,539)

840,738

(14,145)

Industrial Other

95,881

(938)

20,346

(584)

116,227

(1,522)

Technology

25,431

(569)

-

-

25,431

(569)

Transportation

39,596

(367)

95,630

(9,182)

135,226

(9,549)

Utilities

209,995

(1,965)

33,919

(697)

243,914

(2,662)

Total Corporate

1,719,933

(21,214)

435,979

(22,135)

2,155,912

(43,349)

Non-Corporate

Asset Backed and Mortgage Backed Securities

1,358,934

(11,026)

283,699

(22,534)

1,642,633

(33,560)

Foreign Government & Agency Securities

2,459

(21)

-

-

2,459

(21)

U.S. Treasury & Agency Securities

233,308

(1,174)

-

-

233,308

(1,174)

Total Non-Corporate

1,594,701

(12,221)

283,699

(22,534)

1,878,400

(34,755)

Grand Total

$ 3,314,634

$ (33,435)

$ 719,678

$ (44,669)

$ 4,034,312

$ (78,104)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

4. INVESTMENTS (CONTINUED)

The following table provides the fair value and gross unrealized losses of the Company's investments, which were deemed to be temporarily impaired, aggregated by investment category and length of time that individual securities have been in an unrealized loss position, at December 31, 2003:

Less Than Twelve Months

Twelve Months Or More

Total

Corporate Securities

Fair
Value

 Gross
Unrealized
Losses

Fair Value

 Gross
Unrealized
Losses

Fair
Value

 Gross
Unrealized
Losses

Basic Industry

$ 82,585

$ (5,877)

$ -

$ -

$ 82,585

$ (5,877)

Capital Goods

43,154

(1,283)

8,887

(194)

52,041

(1,477)

Communications

242,224

(6,548)

16,271

(830)

258,495

(7,378)

Consumer Cyclical

131,401

(2,725)

13,538

(1,248)

144,939

(3,973)

Consumer Noncyclical

59,880

(634)

4,775

(85)

64,655

(719)

Energy

66,595

(2,256)

7,746

(317)

74,341

(2,573)

Finance

386,695

(11,054)

209,576

(4,608)

596,271

(15,662)

Industrial Other

103,548

(1,880)

49,210

(888)

152,758

(2,768)

Transportation

83,546

(4,451)

84,352

(11,089)

167,898

(15,540)

Utilities

360,785

(10,218)

33,224

(1,885)

394,009

(12,103)

Total Corporate

1,560,413

(46,926)

427,579

(21,144)

1,987,992

(68,070)

Non-Corporate

Asset Backed and Mortgage Backed Securities

1,121,105

(25,516)

287,666

(45,726)

1,408,771

(71,242)

Foreign Government & Agency Securities

3,850

(47)

-

-

3,850

(47)

U.S. Treasury & Agency Securities

222,365

(8,105)

9,735

(211)

232,100

(8,316)

Subordinated note from affiliate

79,066

(934)

-

-

79,066

(934)

Total Non-Corporate

1,426,386

(34,602)

297,401

(45,937)

1,723,787

(80,539)

Grand Total

$2,986,799

$ (81,528)

$ 724,980

$ (67,081)

$3,711,779

$ (148,609)

The Company has a comprehensive process in place to identify potential problem securities that could have an impairment that is other-than-temporary. At the end of each quarter, all securities with an unrealized loss for more than six months are reviewed.  An analysis is undertaken to determine whether this decline in market value is other-than-temporary. The Company's process focuses on issuer operating performance and overall industry and market conditions.  Any deterioration in operating performance is assessed relative to the impact on financial ratios including leverage and coverage measures specific to an industry and relative to any investment covenants.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

4. INVESTMENTS (CONTINUED)

The Company's analysis also assesses each issuer's ability to service its debts in a timely fashion, the length of time the security has been in an unrealized loss position, rating agency actions, and any other key developments. The Company has a Credit Committee that includes members from its investment, finance and actuarial functions.  The committee meets and reviews the results of the Company's impairment analysis on a quarterly basis.

The following table provides the number of securities with gross unrealized losses, which were deemed to be temporarily impaired, at December 31, 2004 (not in thousands):

Number of Securities Less Than Twelve Months

Number of Securities Twelve Months Or More

Total Number of Securities

Corporate Securities

Basic Industry

6

2

8

Capital Goods

6

6

12

Communications

18

11

29

Consumer Cyclical

20

1

21

Consumer Noncyclical

8

0

8

Energy

4

2

6

Finance

62

14

76

Industrial Other

5

3

8

Technology

1

0

1

Transportation

36

31

67

Utilities

15

7

22

Total Corporate

181

77

258

Non-Corporate

Asset Backed and Mortgage Backed Securities

278

91

369

Foreign Government & Agency Securities

2

0

2

U.S. Treasury & Agency Securities

27

0

27

Total Non-Corporate

307

91

398

Grand Total

488

168

656

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

4. INVESTMENTS (CONTINUED)

The following table provides the number of securities with gross unrealized losses, which were deemed to be temporarily impaired, at December 31, 2003 (not in thousands):

Number of Securities Less Than Twelve Months

Number of Securities Twelve Months Or More

Total Number of Securities

Corporate Securities

Basic Industry

22

-

22

Capital Goods

10

4

14

Communications

58

3

61

Consumer Cyclical

21

4

25

Consumer Noncyclical

23

1

24

Energy

20

1

21

Finance

84

31

115

Industrial Other

13

3

16

Transportation

28

36

64

Utilities

72

11

83

Total Corporate

351

94

445

Non-Corporate

Asset Backed and Mortgage Backed Securities

279

100

379

Foreign Government & Agency Securities

7

-

7

U.S. Treasury & Agency Securities

19

3

22

Subordinated note from affiliate

1

-

1

Total Non-Corporate

306

103

409

Grand Total

657

197

854

Mortgage Loans and Real Estate

The Company invests in commercial first mortgage loans and real estate throughout the United States.  Investments are diversified by property type and geographic area.  Mortgage loans are collateralized by the related properties and generally are no more than 75% of the properties' value at the time that the original loan is made. Real estate investments classified as held-for-sale have been obtained primarily through foreclosure.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

4. INVESTMENTS (CONTINUED)

MORTGAGE LOANS AND REAL ESTATE

The carrying value of mortgage loans and real estate investments, net of applicable reserves and accumulated depreciation, was as follows:

December 31,

2004

2003

Total mortgage loans

$ 1,465,896

$ 972,102

Real estate:

Held-for-sale

628

628

Held for production of income

167,511

83,793

Total real estate

$ 168,139

$ 84,421

Accumulated depreciation on real estate was $19.1 million and $16.3 million at December 31, 2004 and 2003, respectively.

The Company monitors the condition of the mortgage loans in its portfolio.  In those cases where mortgages have been restructured, values are impaired or values are impaired but mortgages are performing, appropriate allowances for losses have been made.  The Company has restructured mortgage loans, impaired mortgage loans and impaired but performing mortgage loans totaling $16.5 million and $19.5 million at December 31, 2004 and 2003, respectively, against which there are allowances for losses of $7.6 million and $6.4 million, respectively.

The investment valuation allowances were as follows:

Balance at

Balance at

January 1,

Additions

Subtractions

December 31,

2004

Mortgage loans

$ 6,365

$ 1,530

$ (249)

$ 7,646

2003

Mortgage loans

$ 7,098

$ 200

$ (933)

$ 6,365

Mortgage loans and real estate investments comprise the following property types and geographic regions at December 31:

2004

2003

Property Type:

Office building

$ 620,273

$ 428,312

Residential

89,831

27,427

Retail

619,021

356,080

Industrial/warehouse

237,020

181,195

Other

75,536

69,874

Valuation allowances

(7,646)

(6,365)

Total

$ 1,634,035

$ 1,056,523

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

4.   INVESTMENTS (CONTINUED)

2004

2003

Geographic region:

Arizona

$ 45,753

$ 32,083

California

137,387

77,832

Colorado

33,096

15,015

Connecticut

32,973

34,177

Delaware

15,847

13,025

Florida

116,327

86,922

Georgia

78,360

39,681

Illinois

10,473

2,100

Indiana

16,203

17,962

Kentucky

15,015

7,224

Louisiana

21,531

23,578

Maryland

57,323

42,934

Massachusetts

137,535

135,722

Michigan

8,719

21,614

Minnesota

46,341

6,539

Missouri

32,323

11,250

Nebraska

5,368

5,554

Nevada

8,055

6,980

New Jersey

31,943

21,482

New Mexico

7,633

4,600

New York

232,312

121,069

North Carolina

39,831

30,362

Ohio

93,896

46,478

Oregon

6,391

5,225

Pennsylvania

102,767

85,474

Tennessee

26,714

19,388

Texas

136,237

34,342

Utah

28,528

20,921

Virginia

18,378

17,466

Washington

68,389

59,441

All other

30,033

16,448

Valuation allowances

(7,646)

(6,365)

Total

$ 1,634,035

$ 1,056,523

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

4. INVESTMENTS (CONTINUED)

At December 31, 2004, scheduled mortgage loan maturities were as follows:

2005

$ 12,178

2006

15,550

2007

66,391

2008

48,625

2009

47,870

Thereafter

1,275,282

Total

$ 1,465,896

Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties and loans may be refinanced.

The Company has made commitments of mortgage loans on real estate and other loans into the future. The outstanding commitments for these mortgages amount to $54.0 million and $126.8 million at December 31, 2004 and 2003, respectively.

During 2004, 2003 and 2002, the Company sold commercial mortgage loans in securitization transactions.  The mortgages were primarily sold to qualified special purpose entities that were established for the purpose of purchasing the assets and issuing trust certificates.  In these transactions, the Company retained investment tranches, which are considered available-for-sale securities, in addition to servicing rights. The securitizations are structured so that investors have no recourse to the Company's other assets for failure of debtors to pay when due.  The value of the Company's retained interests are subject to credit and interest rate risk on the transferred financial assets.  The Company recognized pretax gains of $3.0 million, $24.6 million and $4.5 million for its 2004, 2003 and 2002 securitization transactions, respectively.

Key economic assumptions used in measuring the retained interests at the date of securitization resulting from securitizations completed during the year ended December 31, 2004 were as follows:

Exeter I/O's

Fairfield I/O's

Prepayment speed

-

-

Weighted average life in years

5.72-5.92

2.89-8.74

Expected credit losses

-

-

Residual cash flows discount rate

4.80%-4.84%

4.43%-5.28%

Treasury rate interpolated for average life

3.35%-3.39%

3.18%-4.03%

Spread over treasuries

1.45%

1.25%

Duration in years

6.64-10.14

1.45-4.92

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

4. INVESTMENTS (CONTINUED)

Key economic assumptions and the sensitivity of the current fair value of cash flows in those assumptions at December 31, 2004 were as follows:

Commercial Mortgages

Exeter I/O's

Fairfield I/O's

Amortized cost of retained

Interests

$ 897

$ 1,360

Fair value of retained interests

1,031

1,535

Weighted average life in years

6.06-9.56

1.45-4.92

Expected Credit Losses

Fair value of retained interest as a result of a .20% of adverse change

1,030

1,534

Fair value of retained interest as a result of a .30% of adverse change

1,030

1,533

Residual Cash flows Discount Rate

Fair value of retained interest as a result of a 10% of adverse change

1,015

1,522

Fair value of retained interest as a result of a 20% of adverse change

1,012

1,518

The outstanding principal amount of the securitized commercial mortgage loans was $18.7 million at December 31, 2004, none of which were 60 days or more past due.  There were no net credit losses incurred relating to the securitized commercial mortgage loans at the dates of securitization through December 31, 2004.

Key economic assumptions used in measuring the retained interests at the dates of securitizations completed during the year ended December 31, 2003 were as follows:

Class C

Class D

Class E

Prepayment speed

-

-

-

Weighted average life in years

14.123

14.63

14.84

Expected credit losses

-

-

-

Residual cash flows discount rate

5.65%

5.77%

5.92%

Treasury rate interpolated for average life

4.37%

4.39%

4.40%

Spread over treasuries

1.28%

1.38%

1.52%

Duration in years

20.46

20.55

20.66

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

4. INVESTMENTS (CONTINUED)

Key economic assumptions and the sensitivity of the current fair value of cash flows in those assumptions at December 31, 2004 were as follows:

Commercial Mortgages

Class C

Class D

Class E

Amortized cost of retained

Interests

$ 10,664

$ 2,404

$ 2,443

Fair value of retained interests

12,122

2,735

2,780

Weighted average life in years

19.68

19.76

19.87

Expected Credit Losses

Fair value of retained interest as a result of a .20% of adverse change

12,116

2,733

2,778

Fair value of retained interest as a result of a .30% of adverse change

12,112

2,732

2,777

Residual Cash flows Discount Rate

Fair value of retained interest as a result of a 10% of adverse change

11,662

2,629

2,672

Fair value of retained interest as a result of a 20% of adverse change

11,225

2,528

2,570

The outstanding principal amount of the securitized commercial mortgage loans was $417.8 million at December 31, 2004, none of which were 60 days or more past due.  There were no net credit losses incurred relating to the securitized commercial mortgage loans at the date of securitization through December 31, 2004.

Key economic assumptions used in measuring the retained interests at the dates of securitizations completed during the year ended December 31, 2002 were as follows:

Class AA

Class A

Class BBB

Prepayment speed

0

0

0

Weighted average life in years

6.532

6.843

8.417

Expected credit losses

-

-

-

Residual cash flows discount rate

6.06%

6.51%

7.56%

Treasury rate interpolated for average life

4.57%

4.60%

4.68%

Spread over treasuries

1.49%

1.91%

2.88%

Duration in years

5.22

5.263

6.013

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

4. INVESTMENTS (CONTINUED)

Key economic assumptions and the sensitivity of the current fair value of cash flows in those assumptions at December 31, 2004 were as follows:

Commercial Mortgages

Class AA

Class A

Class BBB

Amortized cost of retained

Interests

$ 2,370

$ 1,133

$ 1,614

Fair value of retained interests

2,605

1,245

1,777

Weighted average life in years

3.85

4.02

4.88

Expected Credit Losses

 Fair value of retained interest as a result of a .20% of adverse change

2,604

1,245

1,756

 Fair value of retained interest as a result of a .30% of adverse change

2,604

1,245

1,666

Residual Cash flows Discount Rate

 Fair value of retained interest as a result of a 10% of adverse change

2,554

1,221

1,739

 Fair value of retained interest as a result of a 20% of adverse change

2,504

1,196

1,703

The outstanding principal amount of the securitized commercial mortgage loans was $234.6 million at December 31, 2004, none of which were 60 days or more past due.  There were no net credit losses incurred relating to the securitized commercial mortgage loans at the date of securitization through December 31, 2004.

Securities Lending

The Company is engaged in certain securities lending transactions, which require the borrower to provide collateral, primarily consisting of cash and government securities, on a daily basis, in amounts in excess of 100% of the fair value of the applicable securities loaned.  We maintain effective control over all loaned securities and, therefore, continue to report such securities as fixed maturities in the Consolidated Balance Sheet.

Cash collateral received on securities lending transactions is reflected in other investing assets with an offsetting liability recognized in other liabilities for the obligation to return the collateral.  Non-cash collateral, such as a security received by the Company, is not reflected in our assets in the Consolidated Balance Sheet as we have not repledged or sold the collateral.  The fair value of collateral held and included in other invested assets is $735.7 million at December 31, 2004.

Leveraged Leases

The Company is a lessor in a leverage lease agreement entered into on October 21, 1994, under which equipment having an estimated economic life of 25-40 years was originally leased for a term of 9.78 years.  During 2001, the lease term was extended until 2010.  The Company's equity investment in this VIE represented 22.9% of the purchase price of the equipment. The balance of the purchase price was furnished by third-party long-term debt financing, collateralized by the equipment, and is non-recourse to the Company. At the end of the lease term, the master lessee may exercise a fixed price purchase option to purchase the equipment.  The leveraged lease is included as a part of other invested assets.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

4. INVESTMENTS (CONTINUED)

The Company's net investment in the leveraged lease is composed of the following elements:

Year ended December 31,

2004

2003

Lease contract receivable

$ 31,803

$ 44,149 44,149

Less: non-recourse debt

(1,415)

(10,874)

Net Receivable

30,388

33,275

Estimated value of leased assets

21,420

21,420

Less: unearned and deferred income

(11,928)

(14,790)

Investment in leveraged leases

39,880

39,905

Less: fees

(138)

(162)

Net investment in leveraged leases

$ 39,742

$ 39,743

Derivatives

The Company uses derivative financial instruments for risk management purposes to hedge against specific interest rate risk, to alter investment rate exposures arising from mismatches between assets and liabilities, and to minimize the Company's exposure to fluctuations in interest rates, foreign currency exchange rates and general market conditions. The Company does not hold or issue any derivative instruments for trading purposes.

As a component of its investment strategy and to reduce its exposure to interest rate risk, the Company utilizes interest rate swap agreements.  Interest rate swap agreements are agreements to exchange with a counterparty interest rate payments of differing character (e.g., fixed-rate payments exchanged for variable-rate payments) based on an underlying principal balance (notional principal) to hedge against interest rate changes. No cash is exchanged at the outset of the contract and no principal payments are made by either party.  A single net payment is usually made by one counter-party at each interest payment date. The net payment is recorded as a component of derivative income (loss). Because the underlying principal is not exchanged, the Company's maximum exposure to counterparty credit risk is the difference in payments exchanged.   The fair value of swap agreements are included with derivative instruments - receivable (positive position) or derivative instruments - payable (negative position) in the accompanying balance sheet.

The Company utilizes put options and futures on the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index") ("S&P", "S&P 500", and "Standard & Poor's" are trademarks of The McGraw Hill Companies, Inc. and have been licensed for use by the Company) and other indexes to hedge against stock market exposure inherent in the mortality and expense risk charges and guaranteed minimum death and living benefit features of the Company's variable annuities.  The Company also purchases call options on the S&P 500 Index to economically hedge its obligation under certain fixed annuity contracts.  Options are carried at fair value and are included with derivative instruments - receivable in the Company's balance sheet.

Standard & Poors indexed futures contracts are entered into for purposes of hedging equity-indexed products.  The interest credited on these 1, 5, 7 and 10 year term products are based on the changes in the S&P 500 Index.  On trade date, an initial cash margin is exchanged.  Daily cash is exchanged to settle the daily variation margin and the offset is recorded in derivative income.

The Company utilizes currency forwards to hedge against changes in the exchange rate of U.S. dollars.   The Company enters into single or multiple settlement forward contracts based on a spot rate determined at the trade date.  Currency forwards are carried at fair value and are included with derivative instruments (positive position) or other liabilities (negative position) in the accompanying balance sheet.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

4. INVESTMENTS (CONTINUED)

The Company issues annuity contracts and GICS that contain a derivative instrument that is "embedded" in the contract.  Upon issuing the contract, the embedded derivative is separated from the host contract (annuity contract or GIC) and is carried at fair value.

From the second quarter in 2000 until the second quarter in 2002, the Company marketed GICS to unrelated third parties.  Each deal is highly-individualized but typically involves the issuance of foreign currency denominated contracts backed by cross currency swaps or equity-linked cross currency swaps.  The combination of these swaps with interest rate swaps allows the Company to lock in U.S. dollar fixed rate payments for the life of the contract.

Included in derivative losses are losses on the translation of foreign currency denominated GIC liabilities of $83.3 million, $158.6 million and $115.5 million for the years ended December 31, 2004, 2003 and 2002, respectively.

The Company does not employ hedge accounting.  The Company believes that its derivatives provide economic hedges and the cost of formally documenting hedge effectiveness in accordance with the provisions of SFAS No.133, "Accounting for Derivative Instruments," is not justified.  As a result, all changes in the fair value of derivatives are recorded in the current period operations as a component of derivative income.

Net derivative income (loss) consisted of the following for the years ended December 31:

2004

2003

 2002
Restated

Net expense on swap agreements

$ (62,514)

$ (87,721)

$ (74,699)

 Change in fair value of swap agreements
(interest rate, currency, and equity)

(43,977)

197,506

(159,093)

 Change in fair value of options, futures and
embedded derivatives

8,072

(312,985)

74,507

Total derivative losses

$ (98,419)

$ (203,200)

$ (159,285)

The Company is required to pledge and receive collateral for open derivative contracts.  The amount of collateral required is determined by agreed upon thresholds with the counter-parties.  The Company currently pledges cash and U.S. Treasury bonds to satisfy this collateral requirement.  At December 31, 2004 and 2003, $33.6 million and $59.5 million, respectively, of fixed maturities were pledged as collateral and are included with fixed maturities.

The Company's underlying notional or principal amounts associated with open derivatives positions were as follows for the years ended December 31:

2004

Notional

Fair Value

Principal

Asset (Liability)

Amounts

Interest rate swaps

$ 5,948,576

$ (212,661)

Currency swaps

805,849

290,776

Equity swaps

250,207

28,254

Currency forwards

1,547

(81)

S&P 500 index call options

2,986,757

188,481

S&P 500 index put options

1,217,980

42,858

Total

$ 11,210,916

$ 337,627

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

4. INVESTMENTS (CONTINUED)

2003

Notional Principal Amounts

 Fair Value
Asset (Liability)

Interest rate swaps

$ 5,892,626

$ (229,925)

Currency swaps

805,211

238,212

Equity swaps

1,544,152

20,265

S&P 500 index call options

1,668,813

57,573

S&P 500 index put options

1,313,855

65,640

Total

$ 11,224,657

$ 151,765

5. NET REALIZED INVESTMENT GAINS AND LOSSES

Net realized investment gains (losses) consisted of the following for the years ended December 31:

2004

2003

 2002
Restated

Fixed maturities

$ 108,603

$ 159,474

$ 38,814

Equity securities

3,375

(1,465)

2,378

Mortgage and other loans

858

25,528

4,648

Real estate

-

3,862

514

Short term investments

-

-

2

Other invested assets

(1,601)

4,800

8,815

Other than temporary declines

(32,494)

(62,834)

(95,714)

Sales of impaired assets

17,333

4,720

1,577

Total

$ 96,074

$ 134,085

$ (38,966)

6. NET INVESTMENT INCOME

Net investment income consisted of the following for the years ended December 31:

2004

2003

 2002
Restated

Fixed maturities

$ 1,030,973

$ 1,114,949

$ 1,080,965

Equity securities

-

-

484

Mortgage and other loans

83,986

76,259

75,024

Real estate

11,615

6,952

7,855

Policy loans

42,821

43,335

39,269

Other

(19,715)

(20,364)

(4,848)

Gross investment income

1,149,680

1,221,131

1,198,749

Less: Investment expenses

15,423

12,381

13,539

Net investment income

$ 1,134,257

$ 1,208,750

$ 1,185,210

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

7.  FAIR VALUE OF FINANCIAL INSTRUMENTS

SFAS No. 107, "Disclosure about Fair Value of Financial Instruments," excludes certain insurance liabilities and other non-financial instruments from its disclosure requirements.  The fair value amounts presented herein do not include the expected interest margin (interest earnings over interest credited) to be earned in the future on investment-type products or other intangible items.  Accordingly, the aggregate fair value amounts presented herein do not necessarily represent the underlying value to the Company.  Likewise, care should be exercised in deriving conclusions about the Company's business or financial condition based on the fair value information presented herein.

The following table presents the carrying amounts and estimated fair values of the Company's financial instruments at December 31:

2004

2003

Carrying

Estimated

Carrying

Estimated

Amount

Fair Value

Amount

Fair Value

Financial assets:

Cash and cash equivalents

$ 552,949

$ 552,949

$ 558,185

$ 558,185

Fixed maturities

18,784,015

18,873,147

18,986,033

19,085,102

Equity Securities

1,006

1,006

1,452

1,452

Short-term investments

23,957

23,957

24,662

24,662

Mortgages

1,465,896

1,546,834

972,102

1,059,145

Derivatives instruments - receivables

566,401

566,401

403,437

403,437

Policy loans

696,305

696,305

692,887

692,887

Separate accounts

19,120,381

19,120,381

17,509,294

17,509,294

Financial liabilities:

Policy Liabilities

18,846,238

17,677,082

18,329,570

17,565,100

Derivative instruments - payables

228,774

228,774

248,272

248,272

Long-term debt

33,500

33,500

40,500

32,953

Long-term debt to affiliates

1,025,000

1,100,501

1,025,000

1,123,194

Partnership Capital Securities

607,826

689,132

607,826

699,069

Separate accounts

19,120,381

19,120,381

17,509,294

17,509,294

The following methods and assumptions were used by the Company in determining the estimated fair value of its financial instruments:

Cash and cash equivalents: The fair values of cash and cash equivalents are estimated to be cost plus accrued interest.

Fixed maturities, short term investments, and equity securities: The fair values of short-term bonds are estimated to be amortized cost.  The fair values of publicly traded fixed maturities are based upon market prices or dealer quotes.  For privately placed fixed maturities, fair values are estimated by taking into account prices for publicly traded securities of similar credit risk, maturity, repayment and liquidity characteristics.  The fair value of equity securities are based on quoted market prices.

Mortgage loans: The fair values of mortgage and other loans are estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

Derivatives:  Fair value of swaps are based on current settlement values.  The current settlement values are based on dealer quotes and market prices.  Fair values for options and futures are based on dealer quotes and market prices.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

7. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

Policy loans: Policy loans are stated at unpaid principal balances, which approximate fair value.

Separate accounts, assets and liabilities: The estimated fair value of assets held in separate accounts is based on quoted market prices.  The fair value of liabilities related to separate accounts is the amount payable on demand, which excludes surrender charges.

Policy liabilities: The fair values of the Company's general account insurance reserves and contractholder deposits under investment-type contracts (insurance, annuity and pension contracts that do not involve mortality or morbidity risks) are estimated using discounted cash flow analyses or surrender values based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for all contracts being valued. Those contracts that are deemed to have short-term guarantees have a carrying amount equal to the estimated market value.  The fair values of other deposits with future maturity dates are estimated using discounted cash flows.

Long term debt: The fair value of notes payable and other borrowings are estimated using discounted cash flow analyses based upon the Company's current incremental borrowing rates for similar types of borrowings.

8. REINSURANCE

Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders.  The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet the obligations assumed under the reinsurance agreement.  To minimize its exposure to significant losses from reinsurer insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk.  A brief discussion of the Company's reinsurance agreements by segment (see Note 14) follows.

Wealth Management Segment

The Wealth Management Segment currently does not offer traditional life insurance products; however, it manages a closed block of single premium whole life insurance policies ("SPWL"), a retirement-oriented tax-advantaged life insurance product.  The Company discontinued sales of SPWL's in response to certain tax law changes in the 1980s.  The Company had SPWL policyholder balances of approximately $1.7 billion as of December 31, 2004 and 2003, respectively.  On December 31, 2003, this entire block of business was reinsured on a funds withheld basis with SLOC, an affiliated company.  By reinsuring the SPWL product, the Company reduced net investment income by $91.2 million and interest credited by $79.6 million for the twelve-month period ended December 31, 2004.  In addition, the Company also increased net investment income by $13.6 million relating to an experience rating refund under the reinsurance agreement.  The liability for the SPWL policies is included in contractholder deposit funds and other policy liabilities.

Individual Protection Segment

The Company has agreements with SLOC and several unrelated companies, which provide for reinsurance of portions of the net-amount-at-risk under certain individual variable universal life, bank owned life insurance ("BOLI"), and corporate owned life insurance ("COLI") policies. These amounts are reinsured on either a monthly renewable or a yearly renewable term basis.  Fee income was reduced by $28.7 million and $23.4 million for the years ended 2004 and 2003, respectively, to account for these agreements.

Effective October 1, 2004, the Company no longer acts as the reinsurer of risk under the lapse protection benefit for certain universal life contracts issued by SLOC.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

8. REINSURANCE (CONTINUED)

Group Protection Segment

The Company, through its affiliate SLNY, had an agreement with SLOC whereby SLOC reinsured the mortality risks of SLNY's group life insurance contracts. Under this agreement, certain death benefits were reinsured on a yearly renewable term basis.  The agreement provided that SLOC would reinsure mortality risks in excess of $50,000 per claim for group life contracts ceded by SLNY.  The treaty was commuted effective December 31, 2004.

The Company, through its affiliate SLNY, had an agreement with SLOC whereby SLOC reinsured morbidity risks of a block of SLNY's group long-term disability contracts.  The treaty was commuted effective December 31, 2004.

The Company, through its affiliate SLNY, has an agreement with an unrelated company whereby the unrelated company reinsures the mortality risks of the Company's group life contracts.  Under this agreement, certain group life mortality benefits are reinsured on a yearly renewable term basis. The agreement provides that the unrelated company will reinsure amounts above $700,000 per claim for group life contracts ceded by the Company.

The Company, through its affiliate SLNY, has an agreement with an unrelated company whereby the unrelated company reinsures the morbidity risks of SLNY's group stop loss contracts.  Under this agreement, certain stop loss benefits are reinsured on a yearly renewable term basis. The agreement provides that the unrelated company will reinsure specific claims for amounts above $1.0 million per claim for stop loss contracts ceded by SLNY.

The Company, through its affiliate SLNY, has an agreement with an unrelated company whereby the unrelated company reinsures the morbidity risks of SLNY's group long-term disability contracts.  Under this agreement, certain long-term disability benefits are reinsured on a yearly renewable term basis.   The agreement provides that the unrelated company will reinsure amounts in excess of $4,000 per claim per month for long-term disability contracts ceded by SLNY.

The effects of reinsurance were as follows:

For the Years Ended December 31,

2004

2003

2002 - Restated

Insurance premiums:

Direct

$ 62,939

$ 67,959

$ 52,691

Assumed

-

-

509

Ceded

4,119

7,441

9,626

Net premiums

$ 58,820

$ 60,518

$ 43,574

 Insurance and other individual policy benefits and
Claims:

Direct

$ 170,381

$ 230,384

$ 225,287

Assumed

-

-

-

Ceded

29,004

29,136

4,125

Net policy benefits and claims

$ 141,377

$ 201,248

$ 221,162

The Company is contingently liable for the portion of the policies reinsured under each of its existing reinsurance agreements in the event the reinsurance companies are unable to pay their portion of any reinsured claim. Management believes that any liability from this contingency is unlikely.  However, to limit the possibility of such losses, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

9.  RETIREMENT PLANS

Through December 31, 2001, the Company was a participant in two non-contributory defined benefit pension plans for employees sponsored by SLOC.  Consistent with the transfer of all employees to the Company on January 1, 2002, the plans sponsorship for the employee retirement plan and the agent pension plan was transferred to the Company.  Expenses are allocated to participating companies based on a manner consistent with the allocation of employee compensation expenses.  The Company's funding policies for the pension plans are to contribute amounts which at least satisfy the minimum amount required by the Employee Retirement Income Security Act of 1974 ("ERISA").  Most pension plan assets consist of separate accounts of SLOC or other insurance company contracts.

The Company uses a measurement date of September 30 for its pension and other post retirement benefit plans.

The following table sets forth the change in the pension plans' (retirement plan and agent pension plan) projected benefit obligations and assets, as well as the plans' funded status at December 31:

2004

2003

Change in projected benefit obligation:

Projected benefit obligation at beginning of year

$ 191,689

$ 159,650

Service cost

9,873

8,954

Interest cost

12,118

10,494

Actuarial loss (gain)

7,039

16,876

Benefits paid

(5,280)

(5,333)

Plan amendments

-

-

Acquisitions

-

1,048

Projected benefit obligation at end of year

$ 215,439

$ 191,689

Change in fair value of plan assets:

Fair value of plan assets at beginning of year

$ 205,737

$ 179,470

Other

(1,050)

(888)

Actual return on plan assets

34,144

32,059

Benefits paid

(5,280)

(5,333)

Acquisitions

-

429

Fair value of plan assets at end of year

$ 233,551

$ 205,737

Information on the funded status of the plan:

Funded status

$ 18,112

$ 14,048

Unrecognized net actuarial loss

19,339

34,480

Unrecognized transition obligation

(13,443)

(16,494)

Unrecognized prior service cost

7,421

8,276

4th quarter contribution

(1,250)

(1,050)

Prepaid benefit cost

$ 30,179

$ 39,260

The accumulated benefit obligation at the end of 2004 and 2003 was $188.9 million and $169.0 million, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

9.  RETIREMENT PLANS (CONTINUED)

The funded status of the employee retirement plan was as follows:

2004

2003

Plan assets

$ 195,332

$ 171,978

Projected benefit obligations

(206,748)

(183,227)

Funded status

$ (11,416)

$ (11,249)

Accumulated benefit obligation

$ 180,201

$ 160,227

The following table sets forth the components of the net periodic pension cost for the year ended December 31:

2004

2003

2002

Components of net periodic benefit cost:

Service cost

$ 9,873

$ 8,954

$ 8,437

Interest cost

12,118

10,494

10,674

Expected return on plan assets

(17,704)

(14,358)

(18,395)

Amortization of transition obligation asset

(3,051)

(3,051)

(3,051)

Amortization of prior service cost

855

855

216

Recognized net actuarial loss

3,140

4,215

120

Net periodic benefit cost (benefit)

$ 5,231

$ 7,109

$ (1,999)

The Company's share of net periodic benefit cost

$ 4,272

$ 5,522

$ 3,834

Assumptions

Weighted average assumptions used to determine benefit obligations were as follows:

Pension Benefits

2004

2003

Discount rate

6.2%

6.1%

Rate of compensation increase

4.0%

4.0%

The assumed weighted average discount rate was 6.75% for the year ended December 31, 2002. The expected return on plan assets was 8.75% and the assumed rate of compensation increase was 4.5% for 2002.

Weighted average assumptions used to determine net benefit cost were as follows:

Pension Benefits

2004

2003

2002

Discount rate

6.1%

6.75%

7.00%

Expected long term return on plan assets

8.75%

8.75%

8.75%

Rate of compensation increase

4.0%

4.0%

4.5%

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

9. RETIREMENT PLANS (CONTINUED)

The Company relies on historical market returns from Ibbotson Associates (1926-2002) to determine its overall long term rate of return on asset assumption.  Applying Ibbotson's annualized market returns of 12% stock, 5.8% bonds and 3.8% cash to the Company's target allocation results in an expected return consistent with the one used by the Company for purposes of determining the benefit obligation.

Plan Assets

The asset allocation for the Company's pension plan assets for 2004 and 2003 measurement, and the target allocation for 2005, by asset category, are as follows:

Target Allocation

Percentage of Plan Assets

Asset Category

2005

2004

2003

Equity Securities

50%

61%

55%

Debt Securities

35%

27%

26%

Commercial Mortgages

15%

10%

15%

Other

0%

2%

4%

Total

100%

100%

100%

The target allocations were established to reflect the Company's investment risk posture and to achieve the desired level of return commensurate with the needs of the fund.  The target ranges are based upon a three to five year time horizon and may be changed as circumstances warrant.

The portfolio of investments should, over a period of time, earn a gross annualized rate of return that:

1)

exceeds the assumed actuarial rate;

2)

exceeds the return of customized index created by combining benchmark returns in appropriate weightings based on an average asset mix of funds; and

3)

generates a real rate of return of at least 3% after inflation, and sufficient income or liquidity to pay retirement benefits on a timely basis.

Equity securities include SLF common stock in the amount of $4.2 million and $3.0 million at December 31, 2004 and 2003, respectively.

Cash Flow

Due to the over funded status of the defined benefit plan, the Company will not be making contributions to the plan in 2005.

401(k) Savings Plan

The Company sponsors and participates in a 401(k) savings plan for which substantially all employees of at least age 21 are eligible to participate at date of hire. Under the plan, the Company matches, up to specified amounts, the employees' contributions to the plan.

The amount of the 2004 employer contributions under plan sponsorship for the Company and its affiliates was $4.5 million.  Amounts are allocated to affiliates based on employees' contributions.  The Company's portion of the expense was $2.8 million, $0.9 million and $1.0 million for the years ended December 31, 2004, 2003 and 2002, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

9. RETIREMENT PLANS (CONTINUED)

Other Post-Retirement Benefit Plans

Through December 31, 2001, the Company was a participant in a post-retirement benefit pension plan for employees sponsored by SLOC providing certain health, dental and life insurance benefits ("post-retirement benefits") for retired employees and dependents.  Consistent with the transfer of all employees to the Company on January 1, 2002, the plan's sponsorship was transferred to the Company.  Expenses are allocated to participating companies based on the number of participants.  Substantially all employees of the participating companies may become eligible for these benefits if they reach normal retirement age while working for the Company, or retire early upon satisfying an alternate age plus service condition.  Life insurance benefits are generally set at a fixed amount.

The following table sets forth the change in other post-retirement benefit plans' obligations and assets, as well as the plans' funded status at December 31:

Change in benefit obligation:

2004

2003

Benefit obligation at beginning of year

$ 51,278

$ 35,981

Service cost

1,233

872

Interest cost

2,957

2,369

Actuarial (gain) loss

(4,583)

14,330

Benefits paid

(2,432)

(2,368)

Plan Amendments

-

-

Acquisitions

-

94

Benefit obligation at end of year

$ 48,453

$ 51,278

Change in fair value of plan assets:

Fair value of plan assets at beginning of year

$ -

$ -

Employer contributions

2,432

2,368

Benefits paid

(2,432)

(2,368)

Fair value of plan assets at end of year

$ -

$ -

Information on the funded status of the plan:

Funded Status

$ (48,453)

$ (51,278)

Unrecognized net actuarial loss

19,556

25,523

4th quarter contribution

628

639

Unrecognized prior service cost

(2,657)

(2,898)

Accrued benefit cost

$ (30,926)

$ (28,014)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

9. RETIREMENT PLANS (CONTINUED)

The following table sets forth the components of the net periodic post-retirement benefit costs for the year ended December 31:

2004

2003

Components of net periodic benefit cost

Service cost

$ 1,233

$ 872

Interest cost

2,957

2,369

Amortization of prior service cost

(241)

(241)

Recognized net actuarial loss

1,384

832

Net periodic benefit cost

$ 5,333

$ 3,832

The Company's share of net periodic benefit cost

$ 4,180

$ 2,917

Assumptions

Weighted average assumptions used to determine benefit obligations were as follows:

Other Benefits

2004

2003

Discount Rate

6.2%

6.1%

Rate of Compensation increase

4.0%

4.0%

Weighted average assumptions used to determine net cost for year-end December 31, 2004 and December 31, 2003 were as follows:

Other Benefits

2004

2003

Discount rate

6.1%

6.75%

Rate of compensation increase

4.0%

4.0%

In order to measure the post-retirement benefit obligation for 2004, the Company assumed an 11% annual rate of increase in the per capita cost of covered health care benefits.  In addition, medical cost inflation is assumed to be 10% in 2005 and assumed to decrease gradually to 5.00% for 2010 and remain at that level thereafter.  Assumed healthcare cost trend rates have a significant effect on the amounts reported for the health care plans.  A one-percentage point change in assumed health care cost trend rates would have the following effect:

1- Percentage-Point

1- Percentage-Point

Increase

Decrease

Effect on Post retirement benefit obligation

$6,032

($4,997)

Effect on total of service and interest cost

776

(648)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

10. FEDERAL INCOME TAXES

The Company will file a consolidated return with SLC -U.S. Ops Holdings for the year ended December 31, 2004.  SLUS filed a consolidated federal income tax return with SLC - U.S. Ops Holdings for the year ended December 31, 2003.  Keyport filed a return with its subsidiary, Independence Life, for the year ended December 31, 2003.  A summary of the components of federal income tax expense (benefit) in the consolidated statements of income for the years ended December 31 is as follows:

Restated

2004

2003

2002

Federal income tax expense (benefit):

Current

$ (5,331)

$ (29,240)

$ (80,155)

Deferred

76,683

56,606

20,706

Total

$ 71,352

$ 27,366

$ (59,449)

Federal income taxes attributable to the consolidated operations are different from the amounts determined by multiplying income before federal income taxes by the expected federal income tax rate of 35%. The Company's effective rate differed from the federal income tax rate as follows:

Restated

2004

2003

2002

Expected federal income tax expense (benefit)

$ 107,446

$ 44,251

$ (34,994)

Low income housing credit

(6,021)

(6,026)

(6,138)

Non-taxable investment income

-

-

(1,622)

Separate account dividend received deduction

(10,500)

(5,600)

(4,200)

Prior year settlements and other items

(19,573)

(5,259)

(12,495)

Federal income tax expense (benefit)

$ 71,352

$ 27,366

$ (59,449)

The deferred income tax asset (liability) represents the tax effects of temporary differences between the carrying amounts of assets and liabilities used for financial reporting purposes and the amounts used for income tax purposes. The components of the Company's deferred tax assets and (liabilities) as of December 31 were as follows:

2004

2003

Deferred tax assets:

Actuarial liabilities

$ 391,780

$ 283,479

Net operating loss

4,444

51,355

Other

(8,340)

(1,912)

Total deferred tax assets

387,884

332,922

Deferred tax liabilities:

Deferred policy acquisition costs

(185,715)

(107,075)

Investments, net

(266,779)

(244,744)

Total deferred tax liabilities

(452,494)

(351,819)

Net deferred tax liability

$ (64,610)

$ (18,897)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

10. FEDERAL INCOME TAXES (CONTINUED)

The Company makes payments under certain tax sharing agreements as if it were filing as a separate company. The Company had no net income tax payments for 2004 and the Company received income tax refunds of $17.1 million in 2003.  SLUS received refunds of $14.9 million in 2002 and Keyport made income tax payments of $9.9 million in 2002.  At December 31, 2004, the Company had $12.7 million of net operating loss carry forwards available.  These amounts were incurred in 2001, 2002 and 2003 and will expire, if unused, beginning in 2016 and ending in 2018.

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"), and provisions are made in the consolidated financial statements in anticipation of the results of these audits.  SLUS is currently under audit by the IRS for the years 2001 and 2002.  In the Company's opinion, adequate tax liabilities have been established for all years and any adjustments that might be required for the years under audit will not have a material effect on the Company's financial statements.  However, the amounts of these tax liabilities could be revised in the future if estimates of the Company's ultimate liability are revised.

11.  LIABILITY FOR UNPAID CLAIMS AND CLAIMS ADJUSTMENT EXPENSES

Activity in the liability for unpaid claims and claims adjustment expenses related to the Company's group life, group disability and stop loss products is summarized below:

2004

2003

Balance at January 1

$ 31,337

$ 24,294

Less reinsurance recoverable

(9,146)

(6,621)

Net balance at January 1

22,191

17,673

Incurred related to:

Current year

20,889

14,711

Prior years

910

(69)

Total incurred

21,799

14,642

Paid losses related to:

Current year

(12,009)

(5,867)

Prior years

(5,791)

(4,258)

Total paid

(17,800)

(10,125)

Balance at December 31

32,571

31,337

Less reinsurance recoverable

(6,381)

(9,146)

Net balance at December 31

$ 26,190

$ 22,191

The Company regularly updates its estimates of liabilities for unpaid claims and claims adjustment expenses as new information becomes available and further events occur which may impact the resolution of unsettled claims for its group disability lines of business. Changes in prior estimates are recorded in results of operations in the year such changes are determined to be needed.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

12. DEFERRED POLICY ACQUISITION COSTS (DAC)

The changes in DAC for the years ended December 31 were as follows:

2004

2003

Balance at January 1

$ 889,601

$ 795,648

Acquisition costs deferred

346,764

263,762

Amortized to expense during the year

(48,562)

(90,608)

Adjustment for unrealized investment gains (losses) during the year

(40,622)

(79,201)

Balance at December 31

$ 1,147,181

$ 889,601

13. VALUE OF BUSINESS ACQUIRED (VOBA)

The changes in VOBA for the years ended December 31 were as follows:

2004

2003

Balance at January 1

$ 22,391

$ 57,692

Amortized to expense during the year

(4,819)

(7,790)

Adjustment for unrealized investment gains (losses) during the year

6,558

(27,511)

Balance at December 31

$ 24,130

$ 22,391

14. SEGMENT INFORMATION

The Company offers financial products and services such as fixed and variable annuities, GICS, retirement plan services, and life insurance on an individual and group basis, as well as disability and stop-loss insurance on a group basis.  As described below, the Company conducts business principally in three operating segments and maintains a Corporate Segment to provide for the capital needs of the three operating segments and to engage in other financing related activities.

Net investment income is allocated based on segmented assets by line of business.  Management evaluates the results of the operating segments on an after-tax basis.  The Company does not depend on one or a few customers, brokers or agents for a significant portion of its operations.

The Wealth Management Segment markets and administers individual and group variable annuity products, individual and group fixed annuity products and other retirement benefit products.  These contracts may contain any of a number of features including variable or fixed interest rates and equity index options and may be denominated in foreign currencies.  The Company uses derivative instruments to manage the risks inherent in the contract options.

The Individual Protection Segment markets and administers a variety of life insurance products sold to individuals and corporate owners of life insurance. The products include whole life, universal life and variable life products.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

14. SEGMENT INFORMATION (CONTINUED)

The Group Protection Segment markets and administers group life, long-term disability, short-term disability and stop loss insurance to small and mid-size employers in the State of New York.

The Corporate Segment includes the unallocated capital of the Company, its debt financing, its consolidated investments in VIEs, and items not otherwise attributable to the other segments.

The following amounts pertain to the various business segments:

Year ended December 31, 2004

Wealth

Individual

Group

Management

Protection

Protection

Corporate

Totals

Total Revenues

$ 1,284,873

$ 65,366

$ 34,908

$ 162,596

$ 1,547,743

Total Expenditures

1,054,852

60,785

31,605

93,470

1,240,712

Pretax Income

230,021

4,581

3,303

69,126

307,031

Net Income

166,309

3,118

2,147

49,702

221,276

Total Assets

$ 40,961,145

$ 4,111,638

$ 53,131

$ 1,561,629

$ 46,687,543

Year ended December 31, 2003

Total Revenues

$ 1,409,642

$ 49,357

$ 26,609

$ 34,141

$ 1,519,749

Total Expenditures

1,247,670

53,848

25,712

61,792

1,389,022

Pretax Income (Loss)

161,972

(4,491)

897

(27,651)

130,727

Net Income (Loss)

106,655

(2,331)

608

(9,941)

94,991

Total Assets

$ 39,814,262

$ 2,973,014

$ 46,535

$ 840,565

$ 43,674,376

Year ended December 31, 2002 (Restated)

Total Revenues

$ 1,273,384

$ 62,030

$ 20,181

$ 65,629

$ 1,421,224

Total Expenditures

1,406,024

61,445

15,630

38,106

1,521,205

Pretax Income (Loss)

(132,640)

585

4,551

27,523

(99,981)

Net Income (Loss)

(84,004)

464

3,195

38,548

(41,797)

Total Assets

$ 36,551,209

$ 2,705,917

$ 34,946

$ 553,904

$ 39,845,976

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

15.  REGULATORY FINANCIAL INFORMATION

The Company and its insurance subsidiaries are required to file annual statements with state regulatory authorities prepared on a statutory accounting basis prescribed or permitted by such authorities.  Statutory surplus differs from stockholder's equity reported in accordance with GAAP primarily because policy acquisition costs are expensed when incurred, policy liabilities are based on different assumptions, investments are valued differently, post-retirement benefit costs are based on different assumptions, and deferred income taxes are calculated differently.  The Company's statutory financials are not prepared on a consolidated basis.

At December 31, the Company and its insurance subsidiaries combined statutory surplus and net income (loss) were as follows:

Unaudited for the Years ended December 31,

2004

2003

 2002
Restated

Statutory surplus and capital

$        1,822,812

$        1,685,356

$        1,335,391

Statutory net income (loss)

249,010

224,284

(286,911)

16. DIVIDEND RESTRICTIONS

The Company's and its insurance company subsidiaries' ability to pay dividends are subject to certain statutory restrictions. Delaware, New York, and Rhode Island have enacted laws governing the payment of dividends to stockholders by domestic insurers.

Pursuant to Delaware's statute, the maximum amount of dividends and other distributions that a domestic insurer may pay in any twelve-month period without prior approval of the Delaware Commissioner of Insurance is limited to the greater of (i) ten percent of its statutory surplus as of the preceding December 31, or (ii) the individual company's statutory net gain from operations for the preceding calendar year.  Any dividends to be paid by an insurer from a source other than statutory surplus, whether or not in excess of the aforementioned threshold, would also require the prior approval of the Delaware Commissioner of Insurance.  In 2004, the Company's Board of Directors approved and the Company paid $150.0 million of cash dividends to its parent, SLC (U.S.) Holdings.  On December 31, 2004, SCA was distributed in the form of a dividend of $6.6 million to the Company's parent and became a consolidated subsidiary of SLC (U.S.) Holdings. The Company did not pay any dividends in 2003 or 2002.

New York law permits a domestic stock life insurance company to distribute a dividend to its shareholders without prior notice to the New York Superintendent of Insurance, where the aggregate amount of such dividend in any calendar year does not exceed the lesser of:  (i) ten percent of its surplus to policyholders as of the immediately preceding calendar year; or (ii) its net gain from operations for the immediately preceding calendar year, not including realized capital gains.  No dividends were paid by SLNY during 2004, 2003 or 2002.

Rhode Island law requires prior regulatory approval for any dividend where the amount of such dividend paid during the preceding twelve (12) month period would exceed the lesser of (i) ten percent of the insurance company's surplus as of the December 31 next preceding, or (ii) its net gain from operations, not including realized capital gains, for the immediately preceding calendar year, excluding pro rata distributions of any class of the insurance company's own securities.  No dividends were paid by Independence Life during 2004, 2003 or 2002.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

17. COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE INCOME

The components of accumulated other comprehensive income as of December 31 were as follows:

2004

2003

 Unrealized gains (losses) on available-for-sale
securities

$ 485,553

$ 520,173

DAC amortization

(172,945)

(132,323)

VOBA amortization

(48,208)

(54,766)

Tax effect

(83,762)

(105,403)

Accumulated Other Comprehensive Income

$ 180,638

$ 227,681

18. COMMITMENTS AND CONTINGENCIES

Regulatory and Industry Developments

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision.  This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments.  Part of the assessments paid by the Company pursuant to these laws may be partially recovered through a reduction in future premium taxes in some states.

The Company's variable annuity contracts and variable life insurance policies are subject to various levels of regulation under federal securities laws administered by the Securities and Exchange Commission (the "SEC") and under certain state securities laws.  On or about October 30, 2003, the Company received a request from the SEC for information regarding its policies, practices and procedures with respect to subaccount "market timing," its policies, practices and procedures with respect to receiving and processing exchange orders from contract owners, and its oversight of such activities in the Company's separate accounts.  The Company responded to this request and an additional related request.  On March 4, 2004, the Boston District Office of the SEC notified the Company that it intended to commence an examination of the Company and certain of its affiliates pursuant to Section 31(b) of the Investment Company Act of 1940 and the Securities Exchange Act of 1934 relating to these and certain other subjects.  The Company is cooperating with the SEC in these matters.

In addition, the SEC and other regulators have conducted or are conducting investigations and examinations of certain of the Company's affiliates relating to various issues, including market timing and late trading of mutual funds and variable insurance products, directed brokerage, revenue-sharing and other arrangements with distributors, and recordkeeping requirements.

As part of an industry wide investigation, state regulators are investigating certain compensation arrangements and other business practices between insurance companies and brokers.  The Company and certain of its affiliates have received requests for information from state regulators and are cooperating with respect to these matters.

Litigation

The Company is not aware of any contingent liabilities arising from litigation, income taxes and other matters that could have a material effect upon the financial condition, results of operations or cash flows of the Company.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

18. COMMITMENTS AND CONTINGENCIES (CONTINUED)

Indemnities

In the normal course of its business, the Company has entered into agreements that include indemnities in favor of third parties, such as engagement letters with advisors and consultants, outsourcing agreements, underwriting and agency agreements, information technology agreements, distribution agreements and service agreements.  The Company has also agreed to indemnify its directors and certain of its officers and employees in accordance with the Company's by-laws.  Due to the nature of these indemnification agreements, it is not possible to estimate the Company's potential liability.

Lease Commitments

The Company leases various facilities and equipment under operating leases with terms of up to 25 years. As of December 31, 2004, minimum future lease payments under such leases were as follows:

2005

$ 6,082

2006

6,059

2007

4,924

2008

1,463

2009

358

Thereafter

41

Total

$ 18,927

Total rental expense for the years ended December 31, 2004, 2003 and 2002 was $16.3 million, $23.6 million and $13.8 million, respectively.

The Company has two noncancelable sublease agreements that expire on December 31, 2007 and March 31, 2008.  As of December 31, 2004, the minimum future lease payments under the two sublease agreements were as follows:

2005

$ 683

2006

996

2007

996

2008

249

2009

-

Thereafter

-

Total

$ 2,924

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of

Sun Life Assurance Company of Canada (U.S.)

Wellesley Hills, Massachusetts

We have audited the accompanying consolidated balance sheets of Sun Life Assurance Company of Canada (U.S.) and subsidiaries (the "Company") as of December 31, 2004 and 2003, and the related consolidated statements of operations, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2004.  Our audits also included the financial statement schedules listed in the Index at Item 15.  These financial statements and financial statement schedules are the responsibility of the Company's management.  Our responsibility is to express an opinion on the financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  The Company is not required to have, nor were we engaged to perform an audit of its internal control over financial reporting.   Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Sun Life Assurance Company of Canada (U.S.) and subsidiaries as of December 31, 2004 and 2003, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2004, in conformity with accounting principles generally accepted in the United States of America.  Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As described in Note 1 to the financial statements, on December 31, 2003, Sun Life Assurance Company of Canada (U.S.) merged with Keyport Life Insurance Company.   The companies became affiliates on November 1, 2001 as a result of the acquisition of Keyport Life Insurance Company by Sun Life Assurance Company of Canada (U.S.)'s ultimate parent.  The merger of Sun Life Assurance Company of Canada (U.S.) and Keyport Life Insurance Company was accounted for under Statement of Financial Accounting Standards No. 141, "Business Combinations" for transfers of assets among affiliates.   Accordingly, the financial statements for all periods prior to December 31, 2003 have been restated to give effect to the merger as of November 1, 2001.

As discussed in Note 1 to the consolidated financial statements, effective January 1, 2004, the Company adopted the provisions of the American Institute of Certified Public Accountants' Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts."   As discussed in Note 1 to the consolidated financial statements, effective December 31, 2003, the Company adopted the provisions of FASB Interpretation No. 46, "Consolidation of Variable Interest Entities, an Interpretation of Accounting Research Bulletin No. 51" and FASB Interpretation No. 46R, Consolidation of Variable Interest Entities, an Interpretation of Accounting Research Bulletin No. 51" (Revised).

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 18, 2005


PART C

ITEM 26.  EXHIBITS

A. Resolution of the Board of Directors of Sun Life Assurance Company of Canada (U.S.), dated October 29, 1998, authorizing the establishment of Sun Life of Canada (U.S.) Variable Account I (Incorporated herein by reference to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-68601, field with the Securities and Exchange Commission on December 9, 1998.)

B. None.

C. Principal Underwriting Agreement (Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-94359, filed with the Securities and Exchange Commission on March 31, 2000.)

D. (1) Survivorship Flexible Premium Combination Fixed and Variable Life Insurance Policy (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-94359, filed with the Securities and Exchange Commission on March 31, 2000.)

(2) Estate Preservation Rider (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-94359, filed with the Securities and Exchange Commission on March 30, 2000.)

(3) Maturity Extension Rider (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-94359, filed with the Securities and Exchange Commission on March 30, 2000.)

(4) Supplemental Insurance Rider (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-94359, filed with the Securities and Exchange Commission on March 30, 2000.)

E. Application for Flexible Premium Combination Fixed and Variable Life Insurance Policy (Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-68601, filed with the Securities and Exchange Commission on February 26, 2001.)

F. (1) Certificate of Incorporation of Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to the Depositor's Form 10-K, File No. 333-82824, filed with the Securities and Exchange Commission on March 29, 2004.)

(2) Bylaws of the Depositor, as amended March 19, 2004 (Incorporated herein by reference to the Depositor's Form 10-K, File No. 333-82824, filed with the Securities and Exchange Commission on March 29, 2004.)

G. Specimen Reinsurance Contract. (Incorporated herein by reference to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form N-6, File No. 333-100829, filed with the Securities and Exchange Commission on October 30, 2002.)

H. (1) Participation Agreement, dated February 17, 1998, by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., Sun Life Assurance Company of Canada (U.S.), and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-119151, filed with the Securities and Exchange Commission on February 3, 2000.)

(2) Amended and Restated Participation Agreement, dated December 13, 2004, by and among Sun Capital Advisers Trust, Sun Capital Advisers, Inc., Sun Life Insurance and Annuity Company of New York and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, File No. 333-83516, filed with the Securities and Exchange Commission on April 28, 2005.)

(3) Amended and Restated Participation Agreement, dated September 1, 2004, by and among Sun Life Assurance Company of Canada (U.S.), Variable Insurance Products Fund and Fidelity Distributors Corporation (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-119151, filed with the Securities and Exchange Commission on April 28, 2005.)

(4) Participation Agreement, dated September 1, 2002, by and among Sun Life Assurance Company of Canada (U.S.), Clarendon Insurance Agency, Inc., Alliance Capital Management L.P. and Alliance Fund Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, File No. 333-82957, filed with the Securities and Exchange Commission on July 27, 2001.)

(5) Participation Agreement, dated September 16, 2002, by and among the Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Sun Life Insurance and Annuity Company of New York and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to the Registration Statement of KBL Variable Account A on Form N-4, File No. 333-102278, filed with the Securities and Exchange Commission on December 31, 2002.)

(6) Participation Agreement, dated February 17, 1998, by and among Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4, File No. 33-41628, filed with the Securities and Exchange Commission on April 26, 1999.)

(7) Amended and Restated Participation Agreement, dated November 6, 2002, by and among MFS/Sun Life Series Trust, Sun Life Insurance and Annuity Company of New York, Sun Life Assurance Company of Canada (U.S.), and Massachusetts Financial Services Company (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-107983, filed with the Securities and Exchange Commission on May 28, 2004.)

(8) Participation Agreement, dated July 15, 2002, by and among Sun Life Assurance Company of Canada (U.S.), Deutsche Asset Management VIT Funds and Deutsche Asset Management, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form S-6, File No. 333-65048, filed with the Securities and Exchange Commission on July 3, 2002.)

(9) Participation Agreement, dated May 1, 2004, by and among Sun Life Assurance Company of Canada (U.S.), Scudder Variable Series II, Scudder Distributors, Inc. and Deutsche Investment Management Americas Inc. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-6, File No. 333-100831, filed with the Securities and Exchange Commission on April 29, 2005.)

(10) Participation Agreement, dated September 12, 2002, by and among Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC. (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form N-6, File No. 333-59662, filed with the Securities and Exchange Commission on February 26, 2003.)

(11) Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), OCC Accumulation Trust and OCC Distributors. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-68601, filed with the Securities and Exchange Commission on April 27, 1999.)

(12) Participation Agreement, dated February 17, 1998, by and among Sun Life Assurance Company of Canada (U.S.), The Alger American Fund and Fred Alger and Company, Incorporated. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 333-68601, filed with the Securities and Exchange Commission on April 27, 1999.)

(13) Participation Agreement, dated February 17, 1998, by and among Sun Life Assurance Company of Canada (U.S.) and Lord, Abbett & Co. (Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 26, 2002.)

(14) Amended and Restated Participation Agreement, dated August 1, 2004, by and among Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, T. Rowe Price Equity Series, Inc. and T. Rowe Price Investment Services, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 29, 1999.)

(15) Amended and Restated Participation Agreement, dated May 1, 2004, by and among Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-6, File No. 333-100831, filed with the Securities and Exchange Commission on April 29, 2005.)

(16) Participation Agreement, dated August 6, 2004, by and among Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, Delaware VIP Trust, Delaware Management Company and Delaware Distributors, LP. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-6, File No. 333-100831, filed with the Securities and Exchange Commission on April 29, 2005.)

(17) Participation Agreement, dated August 6, 2004, by and among Sun Life Insurance and Annuity Company of New York, Van Kampen Life Investments Trust, Van Kampen Funds Inc., Van Kampen Asset Management (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-6, File 333-105438, filed with the Securities and Exchange Commission on April 29, 2005.

(18) Participation Agreement, dated December 31, 2002, by and among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Sun Life Insurance and Annuity Company of New York. (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-6, File 333-105438, filed with the Securities and Exchange Commission on April 29, 2005.)

I. None.

J. (1) Powers of Attorney. (Incorporated herein by reference to the Registration Statement of Keyport Variable Account A on Form N-4, File No. 333-112506, filed with the Securities and Exchange Commission on February 5, 2004.)

(2) Power of Attorney for Mr. Davis and Ms. Fay (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, File No. 333-83516, filed with the Securities and Exchange Commission on December 29, 2004).

(3) Resolution of the Board of Directors of the Depositor dated July 24, 2003, authorizing the use of Powers of Attorney for Officer signatures. (Incorporated herein by reference to the Registration Statement of Keyport Variable Account A on Form N-4, File No. 333-112506, filed with the Securities and Exchange Commission on February 5, 2004.)

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K. Legal Opinion.

L. None.

M. None.

N. Consent of Independent Registered Public Accounting Firm.

O. None.

P. None.

Q. None.

ITEM 27. DIRECTORS AND OFFICERS OF THE DEPOSITOR

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Name and Principal Business Address	Positions and Offices With Depositor
C. James Prieur Sun Life Assurance Company of Canada 150 King Street West Toronto, Ontario Canada M5H 1J9	Chairman and Director
Thomas A. Bogart Sun Life Assurance Company of Canada 150 King Street West Toronto, ON M5H 1J9	Director
Gary Corsi Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Director & Vice President and Chief Financial Officer and Treasurer
Scott M. Davis Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Director & Vice President and General Counsel
Paul W. Derksen Sun Life Assurance Company of Canada 150 King Street West Toronto, Ontario Canada M5H 1J9	Director
Mary M. Fay Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Director & Vice President, Annuities
Robert C. Salipante Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	President and Director
Donald A. Stewart Sun Life Assurance Company of Canada 150 King Street West Toronto, Ontario Canada M5H 1J9	Director
Claude A. Accum Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Vice President, Individual Insurance
James M.A. Anderson Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Vice President, Investments
Keith Gubbay Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Vice President and Chief Actuary
Ellen B. King Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Assistant Vice President and Senior Counsel and Secretary
Janet V. Whitehouse Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Vice President, Human Resources and Public Relations
John R. Wright Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Executive Vice President, Sun Life Financial U.S. Operations

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ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR THE REGISTRANT

No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of Sun Life Assurance Company of Canada (U.S.), which is ultimately controlled by Sun Life Financial.

The organization chart of Sun Life Financial is filed as Exhibit 13 to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 of Keyport Variable Account A, File Nos. 333-114126, 811-07543, filed February 25, 2005.

None of the companies listed in such Exhibit 13 is a subsidiary of the Registrant; therefore, the only financial statements being filed are those of Sun Life Assurance Company of Canada (U.S.).

ITEM 29. INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Sun Life Assurance Company of Canada (U.S.) pursuant to the certificate of incorporation, by-laws, or otherwise, Sun Life (U.S.) has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Sun Life (U.S.) of expenses incurred or paid by a director, officer, controlling person of Sun Life (U.S.) in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Sun Life (U.S.) will submit to a court of appropriate jurisdiction the question whether such indemnification by them is against public policy as expressed in the Act, unless in the opinion of their counsel the matter has been settled by controlling precedent, and will be governed by the final adjudication of such issue.

ITEM 30. PRINCIPAL UNDERWRITERS

Clarendon Insurance Agency, Inc., which is a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.), acts as general distributor for the Registrant, Sun Life of Canada (U.S.) Variable Accounts C, D, E, F, G, H and I, Keyport Variable Account A, KMA Variable Account, Keyport Variable Account I, KBL Variable Account A, KBL Variable Annuity Account, Sun Life (N.Y.) Variable Accounts A, B, C and D, and Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account, Total Return Variable Account and Managed Sectors Variable Account.
Name and Principal	Position and Offices
Business Address*	with Underwriter

Imants Sakson	President
James M.A. Anderson	Director
Gary Corsi	Director
Mary M. Fay	Director
Ellen B. King	Secretary
George E. Maden	Vice President & Chief Compliance Officer
Michael L. Gentile	Vice President
John E. Coleman	Vice President
Nancy C. Atherton	Assistant Vice President & Tax Officer
Jane F. Jette	Financial/Operations Principal and Treasurer
Amy E. Mercer	Assistant Secretary

* The principal business address of all directors and officers of the principal underwriter, except for Ms. Wolak, is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

ITEM 31. LOCATION OF ACCOUNTS AND RECORDS

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained, in whole or in part, by Sun Life Assurance Company of Canada (U.S.) at its offices at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481 or at the offices of Clarendon Insurance Agency, Inc., at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

ITEM 32. MANAGEMENT SERVICES

Not applicable.

ITEM 33. FEE REPRESENTATION

Sun Life Assurance Company of Canada (U.S.)("Sun Life of Canada (U.S.)") hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Sun Life (U.S.).

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to the Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the Town of Wellesley Hills, and Commonwealth of Massachusetts on this 29th day of April, 2005.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D

(Registrant)

By: SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(Depositor)

By: */s/ Robert C. Salipante

Robert C. Salipante, President

Attest: */s/ Edward M. Shea
Edward M. Shea
Assistant Vice President & Senior Counsel

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons and in the capacities and on the dates indicated.
*/s/ Robert C. Salipante Robert C. Salipante	President and Director (Principal Executive Officer)
*/s/ Gary Corsi Gary Corsi	Vice President, Chief Financial Officer and Director (Principal Financial & Accounting Officer)
*/s/ Donald A. Stewart Donald A. Stewart	Director
*/s/ C. James Prieur C. James Prieur	Chairman and Director
*/s/ Donald B. Henderson, Jr. Donald B. Henderson, Jr.	Director
*/s/ Peter R. O'Flinn Peter R. O'Flinn	Director
*/s/ David K. Stevenson David K. Stevenson	Director
*/s/ Barbara Z. Shattuck Barbara Z. Shattuck	Director
*/s/ Leila Heckman Leila Heckman	Director
By: /s/ Edward M. Shea Edward M. Shea, Attorney-In-Fact		April 29, 2005

*By Edward M. Shea pursuant to Powers of Attorney (Incorporated by reference to the Registration Statement on Form N-4 (File No. 333-112506) filed on February 5, 2004).

EXHIBIT INDEX
K	Consent of Independent Registered Public Accounting Firm

N	Representation of Counsel pursuant to Rule 485(b)

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